AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

April 30, 2013

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [    ]

Post-Effective Amendment No. 128            [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [    ]

                Amendment No. 129                  [X]

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b)

/X/  on May 1, 2013 pursuant to paragraph (b)

/ /    60 days after filing pursuant to paragraph (a)(1)

/ /    on (date) pursuant to paragraph (a)(1)

/ /    75 days after filing pursuant to paragraph (a)(2)

/ /    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

Manning & Napier Fund, Inc.

Prospectus | May 1, 2013

Series	Ticker
Small Cap Series — Class A	MNSMX
Commodity Series
Technology Series	EXTCX
International Series — Class I & S	MNIIX/EXITX
Life Sciences Series	EXLSX
World Opportunities Series — Class A	EXWAX
High Yield Bond Series — Class I & S	MNHAX/MNHYX
Global Fixed Income Series — Class I & S	MNGIX/MNGSX

Series	Ticker
Core Bond Series	EXCRX
Core Plus Bond Series	EXCPX
Real Estate Series — Class I & S	MNRIX/MNREX
Emerging Markets Series	MNEMX
Inflation Focus Equity Series	MNIFX
Diversified Tax Exempt Series	EXDVX
New York Tax Exempt Series	EXNTX
Ohio Tax Exempt Series	EXOTX

www.manning-napier.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Manning & Napier Fund, Inc.

Small Cap Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

SMALL CAP SERIES – CLASS A SHARES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.11%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$113	$353	$612	$1,352

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, shares of real estate investment companies (REITs), American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets go down.

•	Small company stocks go down in value or underperform larger company stocks.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on stocks of small companies. These risks include the following:

•	The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small companies may be less marketable than the stocks of larger companies.

•	Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 06/30/09): 25.88%

Lowest (quarter ended 12/31/08): (32.79)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	10 Years	Since Current Activation on 4/30/92
Return Before Taxes	18.66%	(0.35)%	7.08%	7.24%
Return After Taxes on Distributions	18.66%	(0.39)%	5.86%	5.38%
Return After Taxes on Distributions and Sale of Series Shares	12.13%	(0.31)%	6.00%	5.49%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	16.01%	1.68%	7.11%	8.31%
Russell 2000 Index	16.35%	3.56%	9.72%	8.84%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their

Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Ebrahim Busheri, CFA®

Senior Analyst/Managing Director of Emerging Growth Group, has managed the Series since 2012.

Jeffrey S. Coons, Ph.D., CFA®

President and Co-Director of Research, has managed the Series since 1993.

Jeffrey W. Donlon, CFA®

Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®

Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®

Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1992.

Brian W. Lester, CFA®

Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®

Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 1992.

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2012.

Robert F. Pickels, CFA®

Senior Analyst/Managing Director of Focused Opportunities Group, has managed the Series since 2013.

Marc Tommasi

Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1992.

Virge J. Trotter, III, CFA®

Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Commodity Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the securities of companies in commodities-based industries.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

COMMODITY SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.13%
Total Annual Fund Operating Expenses	1.13%

1 Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. As of the date of this prospectus, this Series has never been active; therefore, the “Total Annual Fund Operating Expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS
$115	$359

Portfolio Turnover

As of the date of this prospectus, this Series has never been active. The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in commodity-based industries. Examples of companies in which the Series may invest include (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources, and (ii) companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from one or more commodities-based industries, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in one or more commodity-based industries by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities. The Advisor looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in commodity-related industries. These risks include the following:

•	The stocks of commodity-related companies may underperform other sectors or the market as a whole.

•	The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.

•

Commodity-related stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices, as well as supply and demand, may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.

The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect.

In addition, because the Series may hold a significant portion of its assets in foreign securities and ADRs, it is subject to risks specific to foreign holdings. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The Series has never been active as of the date of this prospectus; therefore, no performance information is provided.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jonathan S. Beigle, CFA®

Junior Analyst, has been with the Advisor since 2004.

Brian P. Gambill, CFA®

Senior Analyst/Managing Director of Capital Goods & Materials Group, has been with the Advisor since 1997.

Robert F. Pickels, CFA®

Senior Analyst, has been with the Advisor since 2002.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. The minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Technology Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

TECHNOLOGY SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.13%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$115	$359	$622	$1,375

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 55% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: computer hardware & software, semiconductors, data networking & communications equipment, communication services, electronic equipment & instruments, healthcare information technology, Internet-based software and services, alternative energy products & services, and related suppliers and distributors. In addition to companies involved in the manufacture, sale, and distribution of technology products and services, the Advisor also actively looks to invest in companies that use technology extensively in their operations for competitive advantage, or have a technological edge that allows them to gain market share. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the technology industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the technology industry by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:

•

The stocks of technology-based companies may underperform other sectors or the market as a whole. The stocks of technology-based companies may experience greater price volatility than other types of common stocks.

•	Technology company stocks may be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and the S&P 500® Information Technology Index, which is a sub-index of the S&P 500® Total Return Index that includes the stocks of companies involved in the business of technology-related products and services, and therefore provides information on the performance of the technology sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 06/30/03): 28.93%

Lowest (quarter ended 12/31/08): (23.63)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	10 Years	Since Current Activation on 8/8/00
Return Before Taxes	10.11%	0.68%	13.47%	2.26%
Return After Taxes on Distributions	9.42%	0.41%	13.05%	1.96%
Return After Taxes on Distributions and Sale of Series Shares	7.51%	0.51%	12.05%	1.87%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	16.01%	1.68%	7.11%	1.61%
S&P 500 Information Technology Index	14.82%	3.58%	8.65%	(3.71)%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jacob Boak, CFA®

Junior Analyst, has managed the Series since 2012.

Jeffrey W. Donlon, CFA®

Senior Analyst/Managing Director of Technology Group, has managed the Series since 2003.

Jay Welles, CFA®

Senior Analyst, has managed the Series since 2004.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

International Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

INTERNATIONAL SERIES	CLASS I		CLASS S
Shareholder Fees (paid directly from your investment)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		None		None
Other Expenses		0.17%		0.42%
Shareholder Services Fee	None		0.25%
Remainder of Other Expenses	0.17%		0.17%
Acquired Fund Fees and Expenses		0.02%		0.02%
Total Annual Fund Operating Expenses		0.94%		1.19%
Less Fee Waivers and Expense Reimbursements		(0.07)%		(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]		0.87%		1.12%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class’s Shareholder Services Fee, do not exceed 0.85% of each Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I	$89	$293	$513	$1,148
Class S	$114	$371	$648	$1,437

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 22% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a “top-down” strategy. The Series is different from many stock funds because the Advisor’s primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad themes that cut across countries or issuers and then implements each top-down theme by purchasing a basket of stocks in a selected country, region, sector, or industry in an attempt to benefit from those themes. The Advisor may also purchase individual securities related to a particular theme. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible. The Series may invest in cash and cash equivalents for defensive purposes or when seeking other investment opportunities.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is subject to the following risks due to its ability to invest in forward contracts:

•

Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.

•

The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and the MSCI All Country World Index ex USA, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets and therefore provides information on the performance of foreign stocks. The Class I shares commenced operations on March 15, 2012. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 06/30/03): 25.99%

Lowest (quarter ended 09/30/11): (21.17)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	15.93%	0.26%	10.28%	8.39%
Return After Taxes on Distributions	15.98%	(0.57)%	9.00%	6.43%
Return After Taxes on Distributions and Sale of Series Shares	10.87%	(0.02)%	8.80%	6.54%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index®	16.01%	1.68%	7.11%	8.40%
MSCI All Country World Index ex USA	16.83%	(2.89)%	9.74%	6.47%

Performance numbers for the Series and the S&P 500 Index are calculated from August 27, 1992, the Series’ inception date. Performance numbers for the MSCI All Country World Index ex USA are calculated from August 31, 1992.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Sidharth Abrol, CFA®

Analyst, has managed the Series since 2010.

Ben V. Rozin

Analyst, has managed the Series since 2009.

Marc Tommasi

Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1992.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Life Sciences Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

LIFE SCIENCES SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.16%
Acquired Fund Fee and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.17%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$119	$372	$644	$1,420

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 75% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate income for the Series by writing (selling) options on the underlying security.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a “bottom-up” strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:

•	The stocks of life science-related companies may underperform other sectors or the market as a whole.

•	The stocks of life science-related companies may experience greater price volatility than other types of common stocks.

•	Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is subject to the following risks due to its ability to invest in options:

•

Options, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option may not correlate perfectly with the underlying investment.

•

The Series may not be able to receive amounts payable to it under its options contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in options contracts may not be as liquid as the Series’ other investments.

The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and the S&P 500® Health Care Index, a sub-index of the S&P 500® Total Return Index that includes the stocks of companies involved in the business of health care related products and services and therefore provides information on the performance of the health care sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 06/30/09): 21.88%

Lowest (quarter ended 12/31/08): (28.38)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	10 Years	Since Current Activation on 11/5/99
Return Before Taxes	25.89%	4.47%	8.96%	11.87%
Return After Taxes on Distributions	24.10%	4.02%	7.77%	9.03%
Return After Taxes on Distributions and Sale of Series Shares	17.97%	3.70%	7.42%	8.85%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	16.01%	1.68%	7.11%	2.20%
S&P 500 Health Care Index	17.89%	4.81%	6.16%	3.63%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Eric L. Daniels

Senior Analyst, has managed the Series since 2003.

Muris Demirovic

Analyst, has managed the Series since 2011.

Brian W. Lester, CFA®

Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2002.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

World Opportunities Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

WORLD OPPORTUNITIES SERIES – CLASS A SHARES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.09%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$111	$347	$601	$1,329

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 45% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers and U.S. stocks. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world.

The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is subject to the following risks due to its ability to invest in forward contracts:

•

Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.

•

The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 09/30/09): 24.95%

Lowest (quarter ended 12/31/08): (24.30)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	18.81%	(1.93)%	9.83%	8.48%
Return After Taxes on Distributions	18.67%	(2.36)%	8.84%	5.71%
Return After Taxes on Distributions and Sale of Series Shares	12.75%	(1.64)%	8.57%	5.83%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI All Country World Index ex USA	16.83%	(2.89)%	9.74%	5.17%

Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Ebrahim Busheri, CFA®

Senior Analyst/Managing Director of Emerging Growth Group, has managed the Series since 2012.

Jeffrey S. Coons, Ph.D., CFA®

President and Co-Director of Research, has managed the Series since 1996.

Jeffrey W. Donlon, CFA®

Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®

Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®

Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1996.

Brian W. Lester, CFA®

Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®

Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 1996.

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2012.

Robert F. Pickels, CFA®

Senior Analyst/Managing Director of Focused Opportunities Group, has managed the Series since 2013.

Marc Tommasi

Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1996.

Virge J. Trotter, III, CFA®

Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

High Yield Bond Series

Summary Section

Investment Goal

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

HIGH YIELD BOND SERIES	CLASS I		CLASS S
Shareholder Fees (fees paid directly from your investment)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		None		None
Other Expenses		0.10%		0.35%
Shareholder Services Fee	None		0.25%
Remainder of Other Expenses	0.10%		0.10%
Acquired Fund Fees and Expenses (AFFE)		0.01%		0.01%
Total Annual Fund Operating Expenses[1]		0.86%		1.11%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I	$88	$274	$477	$1,061
Class S	$113	$353	$612	$1,352

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 91% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to provide a high level of long-term total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. These bonds may include fixed income securities issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest in securities of other investment companies, such as open-end or closed-end management investment companies. The Series may invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate investments.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term fixed income securities when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term fixed income securities when it expects yields to rise.

Credit Quality — The Series will invest primarily in non-investment grade securities, those rated below BBB- by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their “credit spreads” (i.e., the difference between the bonds’ yields to maturity and those of U.S. Treasury bonds with similar maturities) to be attractive. The Series may invest in securities with any rating, including those that have defaulted, are not rated, or have had their rating withdrawn.

Bond Selection Process — The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

•	The relevant economic conditions and sector trends.

•	The interest rate sensitivities of the particular sectors and securities.

•	The yield differentials across sectors, credit qualities, and maturities.

•	“Bottom-up” factors such as an issuer’s financial status, market position, and managerial expertise.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

•

Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

•	The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign fixed income securities. These risks include:

•	The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States.

•

Because a portion of the Series’ investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high yield bonds:

•	High yield bonds may underperform other sectors of the bond market, or the market as a whole.

•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.

•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

High yield bonds are low-rated corporate or government bonds and non-investment grade fixed income securities. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares were formerly known as the High Yield Bond Series, with no class designation. The Series was previously active from March 3, 2003 to September 15, 2004. The Series was redeemed in full on September 15, 2004 and was reactivated on September 14, 2009. For years in which the Series was inactive or was not active for a full calendar year, no performance information is shown in the bar chart. Because the High Yield Bond Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index. The Class I shares commenced operations on August 1, 2012. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

* The High Yield Series was either inactive or not active for the full calendar year; therefore, no performance information has been provided. Because the High Yield Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Quarterly Returns

Highest (quarter ended 09/30/10): 6.81%

Lowest (quarter ended 09/30/11): (4.14)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	Since Current Activation on 9/14/09
Return Before Taxes	14.46%	11.44%
Return After Taxes on Distributions	11.23%	8.46%
Return After Taxes on Distributions and Sale of Series Shares	9.70%	8.16%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index	14.71%	12.82%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jack Bauer

Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2003.

Marc Bushallow, CFA®

Senior High Yield Analyst, has managed the Series since 2008.

R. Keith Harwood

Senior Corporate Analyst, has managed the Series since 2003.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates as well as for discretionary investment accounts managed by the Advisor or its affiliates with Strategic Income investment objectives. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Global Fixed Income Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

GLOBAL FIXED INCOME SERIES	CLASS I		CLASS S
Shareholder Fees (paid directly from your investment)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.60%		0.60%
Distribution (12b-1) Fees		None		None
Other Expenses[1]		0.27%		0.42%
Shareholder Services Fee	None		0.15%
Remainder of Other Expenses	0.27%		0.27%
Acquired Fund Fees and Expenses (AFFE)[1]		0.06%		0.06%
Total Annual Fund Operating Expenses		0.93%		1.08%
Less Fee Waiver and/or Expense Reimbursement		(0.17)%		(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2],3		0.76%		0.91%

1 Other expenses and AFFE are based on estimated expenses for the current fiscal year.

2 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

3 Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.70% of each Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	AFTER 1 YEAR	AFTER 3 YEARS
Class S	$93	$327
Class I	$78	$279

Portfolio Turnover

The Series pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series. For the period October 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 4% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to provide a high level of total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world, including emerging markets. Under normal circumstances, the Series will invest at least 40% of its net assets in securities issued by non-U.S. companies or non-U.S. governments, their agencies, or instrumentalities. The Series’ portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, securitized/collateralized instruments, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given country.

Credit Quality — The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as “junk bonds,” those rated below BBB-by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor.

Bond Selection Process — The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:

•	Relative economic conditions of each country.

•	Interest rate sensitivity of particular countries, sectors, and securities.

•	Differences in yields offered by bonds of different sectors, credit quality, or maturities.

•	The impact of currency changes on the sectors.

Principal Risks of Investing in the Series

As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

•

The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•	The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:

•	The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.

•

Because much of the Series’ investments may be denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series may invest up to 20% of its assets in lower quality bonds, it is subject to the following additional risks:

•	High yield bonds may underperform other sectors of the bond market, or the market as a whole.

•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the high yield bond market, these bonds can be less liquid than investment grade securities.

•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Since high yield bonds are low-rated corporate or government bonds, they pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring, carry higher debt burdens, or by smaller and/or less well-established companies than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•

Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003, and was not active between that date and its reactivation on October 1, 2012. During its previous activation, the Series offered only one class. Effective October 1, 2012, the Series was reactivated and the Series’ shares were redesignated as Class I shares. Class S shares were not active as of December 31, 2012. Because the Series was not active for a full calendar year during the ten year period ended December 31, 2012, no performance information is provided. Because the Global Fixed Income Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jack Bauer

Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1997.

Marc Bushallow, CFA®

Senior High Yield Analyst, has managed the Series since 2008.

R. Keith Harwood

Senior Corporate Analyst, has managed the Series since 1998.

Marc Tommasi

Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1997.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Core Bond Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

CORE BOND SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.71%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$73	$227	$395	$883

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 31% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.

The Advisor may also invest in U.S. Treasury and U.S. Agency securities when it believes they are an attractive investment option relative to corporate and pass-through securities.

In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

•	The relevant economic conditions and sector trends.

•	The interest rate sensitivities of the particular sectors and securities.

•	The yield differentials across sectors, credit qualities, pass-through security types, and maturities.

•

“Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•

The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•	The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 09/30/09): 6.81%

Lowest (quarter ended 09/30/08): (3.80)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	Since Inception on 4/21/05
Return Before Taxes	9.74%	7.44%	6.25%
Return After Taxes on Distributions	8.21%	5.93%	4.81%
Return After Taxes on Distributions and Sale of Series Shares	6.59%	5.54%	4.55%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index	4.42%	6.03%	5.66%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jack Bauer

Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2005.

Marc Bushallow, CFA®

Senior High Yield Analyst, has managed the Series since 2008.

R. Keith Harwood

Senior Corporate Analyst, has managed the Series since 2005.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Core Plus Bond Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

CORE PLUS BOND SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.76%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$78	$243	$422	$942

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 41% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in bonds and other financial instruments with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “high yield bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB- by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds.

Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.

The Advisor may also invest in U.S. Treasury and U.S. Agency securities when it believes they are an attractive investment option relative to corporate and pass-through securities.

In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

•	The relevant economic conditions and sector trends.

•	The interest rate sensitivities of the particular sectors and securities.

•	The yield differentials across sectors, credit qualities, pass-through security types, and maturities.

•

“Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•

The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•	The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:

•	High yield bonds may underperform other sectors of the bond market, or the market as a whole.

•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.

•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.

Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-U.S. dollar denominated (i.e., foreign) bonds. These risks include:

•	The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.

•

Because such investments are denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries can be more volatile than investments in more developed countries.

The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 09/30/09): 7.48%

Lowest (quarter ended 09/30/08): (3.42)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	Since Inception on 4/21/05
Return Before Taxes	10.94%	8.22%	6.61%
Return After Taxes on Distributions	9.20%	6.35%	4.96%
Return After Taxes on Distributions and Sale of Series Shares	7.23%	6.02%	4.74%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index	4.42%	6.03%	5.66%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jack Bauer

Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2005.

Marc Bushallow, CFA®

Senior High Yield Analyst, has managed the Series since 2008. of Capital Goods & Materials Group, has managed the Series since 2005.

R. Keith Harwood

Senior Corporate Analyst, has managed the Series since 2005.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Real Estate Series

Summary Section

Investment Goal

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

REAL ESTATE SERIES	CLASS I		CLASS S
Shareholder Fees (fees paid directly from your investment)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		None		None
Other Expenses		0.10%		0.35%
Shareholder Services Fee	None		0.25%
Remainder of Other Expenses	0.10%		0.10%
Total Annual Fund Operating Expenses[1]		0.85%		1.10%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I	$87	$271	$471	$1,049
Class S	$112	$350	$606	$1,340

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 14% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. A company will be considered eligible for investment if, as determined by the Advisor, (i) at least 50% of its assets, revenues or net income is derived from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the value of its assets invested in residential, commercial or industrial real estate. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.

The Series may invest in common stocks, convertible securities and other equity securities, principally ETFs (defined below) and preferred stocks, and debt securities. The Series’ investment in debt securities is subject to a limit of 20% of the Series’ assets (measured at the time of purchase). The Series will typically invest in investment grade debt securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 5% of its assets (measured at the time of purchase) in below investment grade debt securities (junk bonds), those rated below BBB-by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor). The Series’ investments in debt securities are not subject to any restrictions on maturity or duration. The Series may invest in foreign companies, including companies located in emerging market countries. The Series’ investments in American Depository Receipts (ADRs) are not considered investments in foreign securities. The Series may invest in securities of small, large or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the real estate industry that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the real estate industry, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree.

The Series’ investments in REITs and REOCs (together, real estate companies, or RECs) are subject to additional risks. The value of a REIT or REOC can depend on its legal structure and cash flow generation. While RECs raise equity and debt capital through the private and public markets, RECs are neither mutual funds, nor hedge funds, nor private equity funds. Much as other operating companies, RECs incur operating expenses necessary to manage and maintain properties. Investing in the Series will result in absorbing duplicate levels of fees for the Series’ investments in RECs. In addition, REITs are subject to certain federal tax laws and if the REIT fails to qualify for such tax treatment, significant adverse consequences could occur for any such REIT investment. For example, a qualified REIT may be adversely affected by its failure to qualify for tax-free pass through of income.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series’ holdings may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The

Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Because the Series may also invest in bonds, it is subject to the following additional risks:

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•

The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

In addition to the risks of bonds discussed above, the Series is subject to additional risks due to its ability to invest up to 5% of its assets in high yield or junk bonds:

•	High yield bonds may underperform other sectors of the bond market, or the bond market as a whole.

•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.

•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

High yield bonds pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series’ investments in convertible securities are subject to interest rate risk and credit risk, which are described above. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Class I shares of the Series commenced operations on August 1, 2012. Because they do not have a full calendar year of operations, no performance information is shown for the Class I shares. Because the Class S shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. The bar chart shows the performance of the Class S Shares of the Series (formerly Class A Shares) for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S Shares of the Series for different periods compare to those of a broad-based securities index and the MSCI US REIT Index, which is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The MSCI US REIT Index returns assume daily reinvestment of net dividends. The MSCI US REIT Index provides information on the performance of the real estate sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 12/31/11): 15.15%

Lowest (quarter ended 09/30/11): (15.29)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	Since Inception on 11/10/09
Return Before Taxes	21.93%	18.38%
Return After Taxes on Distributions	20.35%	16.91%
Return After Taxes on Distributions and Sale of Series Shares	15.01%	15.25%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	16.01%	11.17%
MSCI US REIT Index	16.47%	19.33%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jason P. Lisiak, CFA®

Senior Analyst, has managed the Series since 2009.

Michael J. Magiera, CFA®

Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 2009.

Elizabeth H. Mallette

Analyst, has managed the Series since 2013.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates as well as for discretionary investment accounts managed by the Advisor or its affiliates with Strategic Income investment objectives. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k)

plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Markets Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

EMERGING MARKETS SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.27%
Acquired Fund Fees and Expenses (AFFE)	0.06%
Total Annual Fund Operating Expenses	1.33%
Less Fee Waivers and Expense Reimbursements	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.26%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$128	$415	$722	$1,595

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 40% of the average value of its portfolio.

Principal Investment Strategies

The Series will normally invest at least 80% of its net assets in securities of emerging market companies. The Series considers a company to be an emerging market company if it meets one or more of the following criteria: (i) its principal securities trading market is in an emerging market country, or (ii) alone or on a consolidated based it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Advisor will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.

The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small, large, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor primarily uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from emerging market companies. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

The Advisor may also select securities for the portfolio using a “top down” strategy, which examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series does not have a limit on the amount that it may invest in any one country, and therefore it may be subject to a higher degree of risk than if the Series’ investments were more diversified among countries. As a result of investing in relatively few countries, the Series will be more susceptible to country-specific economic or market factors, social or political factors, legal, custody, accounting, legislative and regulatory changes, and currency fluctuations. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle. To the extent the Series invests in relatively few countries, it may experience increased volatility as compared to a fund which is more diversified among countries.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEAR ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 03/31/12): 14.43%

Lowest (quarter ended 06/30/12): (6.22)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	Since Inception on 11/16/11
Return Before Taxes	22.90%	18.52%
Return After Taxes on Distributions	21.49%	17.34%
Return After Taxes on Distributions and Sale of Series Shares	15.06%	15.16%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI Emerging Markets Index	18.22%	11.43%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2011.

Ebrahim Busheri, CFA®

Senior Analyst/Managing Director of Emerging Growth Group, has managed the Series since 2012.

Jeffrey S. Coons, Ph.D., CFA®

President and Co-Director of Research, has managed the Series since 2011.

Jeffrey W. Donlon, CFA®

Senior Analyst/Managing Director of Technology Group, has managed the Series since 2011.

Brian P. Gambill, CFA®

Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2011.

Jeffrey A. Herrmann, CFA®

Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2011.

Brian W. Lester, CFA®

Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2011.

Michael J. Magiera, CFA®

Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 2011.

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2012.

Robert F. Pickels, CFA®

Senior Analyst/Managing Director of Focused Opportunities Group, has managed the Series since 2013.

Marc Tommasi

Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2011.

Virge J. Trotter, III, CFA®

Senior Analyst/Managing Director of Services Group, has managed the Series since 2011.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Inflation Focus Equity Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth and inflation protection primarily through investment in equity securities that are expected to benefit from an inflationary environment.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

INFLATION FOCUS EQUITY SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	1.24%
Less Fee Waivers and Expense Reimbursements	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.21%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$123	$390	$678	$1,497

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 56% of the average value of its portfolio.

Principal Investment Strategies

In pursuit of its goal, the Series will normally invest at least 80% of its net assets in equity securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depositary Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Series may invest in fixed income securities of any type, including those issued by the U.S. Government and its agencies and instrumentalities, foreign governments and their agencies and instrumentalities and U.S. and foreign corporations. The Series is not subject to any restrictions on maturity or duration. The Series may invest up to 5% of its assets in debt securities rated below investment grade.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.

In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. Within those industries, the Advisor chooses individual equity holdings by looking for one or more of the following characteristics:

•	Companies with products expected to benefit from inflation caused by structural supply and demand imbalances.

•	Companies with resilient growth and margins in an inflationary environment supported by less price sensitive demand and robust pricing power.

•	Companies with sustainable competitive advantages, such as those that provide an efficiency or substitute for an inflationary good.

•	Companies that may be beneficiaries of post-inflation price declines during certain phases of the industry’s supply/demand cycle.

•	Companies with undervalued assets that the Advisor expects to appreciate in an inflationary environment.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

•	The Advisor’s inflationary outlook is incorrect or the industries or companies in which the Series invests do not realize the expected benefit from inflation.

In addition to the general risks of stock funds, the Series may have special risks related to its investments in foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series does not have a limit on the amount that it may invest in any one country, and therefore it may be subject to a higher degree of risk than if the Series’ investments were more diversified among countries. As a result of investing in relatively few countries, the Series will be more susceptible to country-specific economic or market factors, social or political factors, legal, custody, accounting, legislative and regulatory changes, and currency fluctuations. To the extent the Series invests in relatively few countries, it may experience increased volatility as compared to a fund which is more diversified among countries.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

Because the Series may invest in fixed-income securities, you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

The value of the Series’ inflation protected fixed income securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

The Series is subject to the following risks due to its ability to invest in options and forward contracts:

•

Options and forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or forward contract may not correlate perfectly with the underlying investment.

•

The Series may not be able to receive amounts payable to it under its options and forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEAR ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 03/31/12): 12.66%

Lowest (quarter ended 06/30/12): (6.60)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	Since Inception on 08/23/11
Return Before Taxes	14.26%	9.90%
Return After Taxes on Distributions	13.46%	9.35%
Return After Taxes on Distributions and Sale of Series Shares	9.58%	8.22%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index	16.13%	12.93%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jeffrey A. Herrmann, CFA®

Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2011.

Michael A. Knolla, CFA®

Senior Analyst, has managed the Series since 2011.

Jeffrey M. Tyburski, CFA®

Senior Analyst, has managed the Series since 2011.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence,

RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Diversified Tax Exempt Series

Summary Section

Investment Goal

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

DIVERSIFIED TAX EXEMPT SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.58%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$59	$186	$324	$726

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 9% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

•	The interest rate sensitivity of each security.

•	The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:

•	Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•	Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 09/30/09): 7.31%

Lowest (quarter ended 12/31/10): (5.52)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	10 Years	Since Inception on 2/14/94
Return Before Taxes	3.01%	4.39%	4.01%	4.60%
Return After Taxes on Distributions	2.97%	4.34%	3.97%	4.57%
Return After Taxes on Distributions and Sale of Series Shares	2.63%	4.21%	3.91%	4.49%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch 1-12 Year Municipal Bond Index	3.40%	5.15%	4.46%	5.18%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jack Bauer

Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1994.

James Nawrocki

Senior Fixed Income Analyst, has managed the Series since 2004.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

Dividends you receive from the Series are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Series may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

New York Tax Exempt Series

Summary Section

Investment Goal

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

NEW YORK TAX EXEMPT SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.61%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$62	$195	$340	$762

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 7% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and New York State personal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in New York. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB and above by S&P or Baa or above by Moody’s, or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

•	The interest rate sensitivity of each security.

•	The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. This risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:

•	Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•	Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:

•	Concentration in New York tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.

•	The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions, particularly the New York City area.

•	The Series is subject to the risk that its market segment (New York tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

•	New York’s economy is heavily dependent on the financial sector, and the Series may be adversely affected by economic problems affecting that sector.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 09/30/09): 6.23%

Lowest (quarter ended 12/31/10): (5.27)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	10 Years	Since Inception on 1/17/94
Return Before Taxes	3.31%	4.28%	3.74%	4.45%
Return After Taxes on Distributions	3.31%	4.22%	3.67%	4.41%
Return After Taxes on Distributions and Sale of Series Shares	2.82%	4.11%	3.67%	4.36%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch 1-12 Year Municipal Bond Index	3.40%	5.15%	4.46%	5.17%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jack Bauer

Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1994.

James Nawrocki

Senior Fixed Income Analyst, has managed the Series since 2004.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

Dividends you receive from the Series are primarily exempt from regular federal, New York State and New York City income taxes for residents of New York. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Series may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ohio Tax Exempt Series

Summary Section

Investment Goal

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

OHIO TAX EXEMPT SERIES
Shareholder Fees (paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.77%

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$79	$246	$428	$954

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 9% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and Ohio State personal income tax. The Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in Ohio. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

•	The interest rate sensitivity of each security.

•	The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:

•	Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•	Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:

•	Concentration in Ohio tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.

•	The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions.

•	The Series is subject to the risk that its market segment (Ohio tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

•	Ohio’s economy is heavily dependent on the manufacturing sector and the Series may be adversely affected by economic problems affecting that sector.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns

Highest (quarter ended 09/30/09): 7.42%

Lowest (quarter ended 12/31/10): (5.86)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	10 Years	Since Inception on 2/14/94
Return Before Taxes	3.09%	4.50%	3.93%	4.45%
Return After Taxes on Distributions	3.09%	4.40%	3.85%	4.39%
Return After Taxes on Distributions and Sale of Series Shares	2.57%	4.25%	3.81%	4.33%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch 1-12 Year Municipal Bond Index	3.40%	5.15%	4.46%	5.18%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

A portfolio management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Jack Bauer

Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1994.

James Nawrocki

Senior Analyst, has managed the Series since 2004.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

Dividends you receive from the Series are primarily exempt from regular federal and Ohio state income tax for residents of Ohio. A portion of these distributions, however, may be subject to federal alternative minimum tax. The Series may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

More Information About the Series’ Principal Investments

Equity securities — Each of the Series, with the exception of the High Yield Bond Series, Global Fixed Income Series, Core Bond Series and Core Plus Bond Series, and the Diversified Tax Exempt Series, New York Tax Exempt Series and Ohio Tax Exempt Series (the Tax Exempt Series), may invest in equity securities of U.S. and foreign companies. The securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign and emerging market securities — The International Series, World Opportunities Series and Emerging Markets Series invest principally in the common stocks of foreign companies, and the Inflation Focus Equity Series may invest up to 100% of its portfolio in the common stocks of foreign companies. Each Series that may invest in equity securities may invest in foreign stocks, including those in emerging markets, ADRs and other U.S. dollar and non-U.S. dollar denominated securities. ADRs are securities listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below. The Core Bond Series and Core Plus Bond Series may invest in yankee bonds, which are bonds issued by foreign issuers that are denominated in U.S. dollars. The Global Fixed Income Series invests principally in bonds issued by foreign issuers, and the High Yield Bond Series and Core Plus Bond Series may also invest in bonds issued by foreign issuers.

Fixed income securities — The High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series invest primarily in a variety of fixed income investments. The Real Estate Series and Inflation Focus Equity Series may invest in fixed income securities. These securities may be issued by the U.S. Government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Certain of the U.S. and foreign fixed income securities in which a Series invests are not guaranteed or insured by the U.S. or foreign government. These securities may be backed solely by their issuers’ ability to borrow from their government or by the credit of their issuers. Investments in fixed income securities may be of any credit quality (subject to the limitations outlined in each Series’ Principal Investment Strategies section) and have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind. The Tax Exempt Series may invest in fixed income securities of any maturity or duration.

Tax exempt securities — The Tax Exempt Series invest primarily in municipal bonds and other securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax. These securities may be issued by a state and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. As a fundamental policy, each Series will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax.

Tax Exempt Series’ investments in taxable securities — The Tax Exempt Series may invest in taxable investments, including obligations of the U.S. Government, its agencies or instrumentalities. These Series may also invest in money market instruments or hold their assets in cash. These investments may cause a Tax Exempt Series to make a taxable distribution to shareholders.

Mortgage-backed securities — The High Yield Bond Series, Global Fixed Income Series, Core Bond Series and Core Plus Bond Series may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Asset-backed securities — The High Yield Bond Series, Global Fixed Income Series, Core Bond Series and Core Plus Bond Series may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

High yield bonds — The High Yield Bond Series, Global Fixed Income Series, Core Plus Bond Series, Real Estate Series, and Inflation Focus Equity Series may invest in high yield bonds. High yield bonds are lower-rated fixed income securities often referred to as “junk bonds.” These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. In addition, foreign countries with political or economic instability may issue high yield bonds. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high yield fixed income securities are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency hedging — In order to attempt to manage the currency risk associated with owning and trading foreign securities, a Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. A Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Options — The Life Sciences Series and Inflation Focus Equity Series may invest in options. An option is the right to buy or sell an instrument at a specific price before a specific date. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

Mortgage dollar rolls — The Core Bond Series and Core Plus Bond Series may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. They simulate an investment in mortgage-backed securities and may enhance the Series’ returns and reduce its administrative burdens compared with holding mortgage-backed securities directly.

Exchange-traded Funds (ETFs) — Each of the Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

Real estate companies (RECs) — The Real Estate Series may invest in REITs and REOCs (RECs) and the Small Cap Series may invest in REITs. RECs are companies — trusts in the case of REITs — that invest primarily in commercial real estate or real estate-related loans. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. REOCs are real estate companies that engage in the development, management or financing of real estate. They typically provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that are taxed at the corporate level, unlike REITs.

Convertible securities — The High Yield Bond Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series and Real Estate Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock.

Bank Loans — The High Yield Bond Series may invest a portion of its assets in bank loans. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Series may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

Inflation protected securities — The Inflation Focus Equity Series, High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series may invest in inflation protected securities. Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Series is paid when the security matures and the amount of interest that the security pays the Series. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Series receives the adjusted principal or the original principal, whichever is greater.

More Information About the Series’ Principal Risks

In addition to the principal risks discussed in the individual Series’ Summary sections, certain Series are subject to additional risks as illustrated by the following table. The degree to which each risk applies to a specific Series depends on the holdings of that Series. More information on each risk is provided below the table.

	Small Cap Series	Commodity Series	Technology Series	International Series	Life Sciences Series	World Opportunities Series	High Yield Bond Series	Global Fixed Income Series	Core Bond Series	Core Plus Bond Series	Real Estate Series	Emerging Markets Series	Inflation Focus Equity Series	Diversified Tax Exempt Series	New York Tax Exempt Series	Ohio Tax Exempt Series
Market risk	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x
Equity risk	x	x	x	x	x	x					x	x	x
Large-cap risk		x	x	x	x	x					x	x	x
Small- and mid-cap risk	x	x	x	x	x	x					x	x	x
Foreign securities risk	x	x	x	x	x	x	x	x	x	x	x	x	x
Emerging market risk	x	x	x	x	x	x	x	x		x	x	x	x
Currency risk	x	x	x	x	x	x	x	x		x	x	x	x
Risks related to currency hedging and use of forward contracts				x		x	x	x		x	x	x	x
Interest rate risk							x	x	x	x	x		x	x	x	x
Credit risk							x	x	x	x	x		x	x	x	x
U.S. Government securities risk									x	x
Risks related to mortgage-backed securities							x	x	x	x
Prepayments and extension risk							x	x	x	x	x			x	x	x
Risks of lower-rated investment grade securities									x	x	x		x	x	x	x
Risks of mortgage dollar rolls									x	x
Risks of asset-backed securities							x	x	x	x
Bank loan risks							x
Municipal securities risk														x	x	x
Concentration in New York and Ohio tax exempt securities risk															x	x
Risks related to New York tax exempt securities															x
Risks related to Ohio tax exempt securities																x
Options risk					x								x
Risks related to ETFs	x	x	x	x	x	x	x	x	x	x	x	x	x
Real estate investment risk	x										x
Risks related to real estate companies											x
Risks related to initial public offerings			x		x						x
Inflation protected security risk							x	x	x	x			x
Inflation protection investment style risk													x
Convertible securities risk							x	x	x	x	x
Risks related to commodity investments		x
Liquidity risk	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x
Large redemption risk	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the Series’ investments will fluctuate, which means that the Series could lose money on their investments.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — A Series’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by a Series may be volatile.

Foreign securities risk — Investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Series with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of a Series with foreign investments may lag these investments. A Series’ investments in foreign securities may be subject to foreign withholding and other taxes. Although in some countries all or a portion of these taxes are recoverable, the non-recovered portion will reduce the income received by a Series. In addition, a Series’ investments in foreign securities may increase or accelerate the Series’ recognition of ordinary income or may affect the timing or amount of the Series’ distributions.

Emerging market risk — A Series that invests in stocks located in emerging markets may be exposed to additional risks. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. During any period when emerging market securities underperform other types of investments — U.S. securities, for instance — the performance of a Series with significant holdings in emerging markets will lag these investments.

Currency risk — A Series that invests in securities denominated in, and/or receiving revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to currency hedging and use of forward contracts — A Series that uses currency hedging will be exposed to additional risks. The value of a Series’ portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, a Series could be exposed to risk if the counterparty to a forward contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably relative to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency. A Series’ use of forward contracts is also subject to liquidity risk, which is discussed below.

Interest rate risk — A Series that invests in fixed income securities will be subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Series’ yield will change over time. During periods when interest rates are low, the Series’ yield (and total return) also may be low. Changes in interest rates also may affect a Series’ share price: a sharp rise in interest rates could cause a Series’ share price to fall. This risk is greater when the Series holds bonds with longer maturities. To the extent that the Advisor anticipates interest rate trends imprecisely, a Series’ share price could fall.

Credit risk — A Series that invests in fixed income securities will be subject to the risk that a decline in the credit quality of a portfolio investment could cause the Series’ share price to fall. A Series could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds. Given the total size of the junk bond market, junk bonds can be less liquid than investment-grade bonds.

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources and, therefore, such obligations are not backed by the full faith and credit of the United States government. Also, any government guarantees on securities a Series owns do not extend to the shares of the Series itself.

Risks related to mortgage-backed securities — Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Series’ mortgage-backed securities and, therefore, to assess the volatility risk of the Series. The privately issued mortgage-backed securities in which a Series invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

Prepayment and extension risk — A Series that invests in fixed income securities will be subject to the risk that the bonds in its portfolio may be paid off earlier or later than expected. Either situation could cause a Series to hold securities paying lower-than-market rates of interest, which could hurt its yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a Series because it will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by a Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Risks of mortgage dollar rolls — A Series’ use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Series. At the time a Series enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Series.

Risks of asset-backed securities — Repayment of asset-backed securities depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Series will be unable to possess and sell the underlying collateral and that the Series’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Series may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loan Risks — The High Yield Bond Series may invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. In connection with purchasing participations, the Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Series may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Series will assume the credit risk of both the borrower and the lender that is selling the participation. When the Series purchases assignments from lenders, the Series will acquire direct rights against the borrower on the loan. The Series may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Series’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Municipal securities risk — The Tax Exempt Series primarily invest in municipal securities the income from which, in the opinion of the securities’ counsel, is exempt from federal income tax, including the Alternative Minimum Tax. In addition, the New York Tax Exempt Series primarily invests in municipal securities the income from which, in the opinion of the securities’ counsel, is exempt from New York State income tax, and the Ohio Tax Exempt Series primarily invests in municipal securities the income from which, in the opinion of the securities’ counsel, is exempt from Ohio State income tax. Neither the Advisor nor the Series guarantee that this opinion is correct, and there is no assurance that the IRS will agree with such counsel’s opinion. If certain types of investments a Series buys as tax-exempt are later ruled to be taxable, a portion of that Series’ income could be taxable. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. To the extent that a Series invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including natural disasters and terrorist activities, erosion of the tax base and changes in the economic climate. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Series. Any changes in the financial condition of municipal issuers also may adversely affect the value of a Series’ securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

Concentration in New York and Ohio tax exempt securities risk — In addition to the general risks of investing in municipal securities discussed above, the New York Tax Exempt Series and Ohio Tax Exempt Series will be particularly sensitive to economic and political developments in the State of New York and the State of Ohio, respectively. Constitutional or statutory requirements may limit each state’s power to raise revenues or increase taxes and to meet its obligations. In addition, changes to New York or Ohio laws or regulations may impair the ability of issuers of municipal securities to repay principal or to pay interest. The amount of information about the condition of an issuer of New York or Ohio tax exempt securities may not be as extensive as information regarding a corporate issuer whose securities are publicly traded.

Risks related to New York tax exempt securities — Certain issuers of New York municipal securities have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty, it may have an adverse affect on New York municipal securities held by the Series. The New York economy is heavily dependent on the financial services industry and, therefore, tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states and municipalities. New York’s economy continues to recover from the recent recession, and while taxable income has increased due to growth in wages and financial services bonuses, the State continues to face significant fiscal challenges, including a high unemployment rate. Another downturn within the financial, banking and insurance sectors is a significant risk to the economy of New York State and New York City and issuers of New York municipal securities. In addition, Superstorm Sandy, which hit the Northeast of the United States in October 2012, caused significant economic harm to the State, and its impact on future economic and fiscal growth remains uncertain. Any deterioration of New York’s fiscal situation increases the risk of investing in New York municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of New York municipal securities and the NAV and/or yield of the Series will experience greater volatility.

Risks related to Ohio tax exempt securities — While diversifying more into the services sector and the trade, transportation, and public utilities sector, the Ohio economy continues to be heavily dependent on durable goods manufacturing, including motor vehicles and machinery manufacturing. Ohio, therefore, tends to be more cyclical and sensitive to economic shifts than most other states. The health of Ohio’s economy is also particularly sensitive to agribusiness, which makes up a significant portion of Ohio’s total employment. Ohio’s economy continues to recover from the recent recession, Although Ohio’s unemployment rate has fallen below the national average, the State’s unemployment rate still remains high. Because of high unemployment, decreased spending and other factors resulting from a weak economy, Ohio has faced a severe erosion of its tax base and serious budgetary problems, including an $8 billion budget gap at the end of fiscal year 2011. Fiscal year 2012, however, saw Ohio continue to modestly improve its financial position and the State is expected to adopt a balanced fiscal year 2014-2015 biennial budget. Any deterioration of Ohio’s fiscal situation increases the risk of investing in Ohio municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of Ohio municipal securities and the NAV and/or yield of the Series will experience greater volatility.

Options risk — A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. A Series’ use of options involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks associated with a Series’ use of options transactions include: (i) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (ii) while the Series will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Further, investments in options are also subject to liquidity risk, which is described below.

Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Real estate investment risk — Although the Real Estate Series may not invest directly in real estate, it has a policy of concentrating its investments in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. As such, the Real Estate Series is subject to risks associated with the direct ownership of real estate, and an investment in the Series will be closely linked to the performance of the real estate markets. A Series that invests, but does not concentrate, in securities of companies that are principally engaged in the real estate industry or companies related to the real estate industry will be subject to the risks associated with the direct ownership of real estate securities to a lesser extent. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Risks related to real estate companies — The following risks may apply to all real estate companies (RECs) or specifically to real estate investment trusts (REITs):

•	RECs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type.

•	RECs are subject to heavy cash flow dependency and defaults by borrowers.

•

REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to a Series.

•

In the event of a default by a borrower or lessee, the REC may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

•	RECs have their own expenses, and a Series will bear a proportionate share of those expenses.

•	RECs may be affected by changes in the value of the underlying properties in their portfolios. Mortgage REITs may also be affected by the credit quality of any loans in their portfolios.

•	REITs are subject to substantial dividend requirements which may result in a need to raise additional capital or face self liquidation.

Risks of initial public offerings — The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Series to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. When a Series’ asset base is small, a significant portion of its performance could be attributable to investments in IPOs because such investments would have a magnified effect on the Series. As a Series’ assets grow, the effect of the Series’ investments in IPOs on the Series’ performance probably will decline, which could reduce the Series’ performance. Because of the price volatility of IPO shares, a Series may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Series’ portfolio and lead to increased expenses to the Series, such as commission and transaction costs. By selling IPO shares, a Series may realize taxable gains it will subsequently distribute to shareholders.

Inflation protected security risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States

Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Inflation protection investment style risk — The Inflation Focus Equity Series seeks to provide shareholders with inflation protection by opportunistically investing primarily in equity securities of issuers that the Advisor believes will benefit from an inflationary environment. If the Advisor’s investment approach for selecting these securities proves to be incorrect, the Series’ ability to provide shareholders inflation protection could be negatively affected. Moreover, even if the Advisor’s investment approach is successful in identifying issuers that will benefit from an inflationary environment, these issuers could nonetheless decline in value in an inflationary environment due to, among other things, volatility in the broader equity markets. Furthermore, although the Series may invest a portion of its assets in TIPS and other inflation-protected fixed income securities, the Series’ ability to provide shareholders inflation protection is dependent primarily on the success of the Advisor’s security selection process and not the Series’ investments in TIPS and other inflation-protected fixed income securities. Accordingly, the Series may perform differently than funds that seek to provide inflation protection by investing primarily in TIPS and other inflation-protected fixed income securities.

Convertible securities risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (“junk bond”) or may not be rated, and are subject to credit risk, which is discussed above.

Risks related to commodity investments — The Commodity Series has special risks due to its concentration in securities of issuers in commodity-related industries. The prices of commodities may be subject to economic and noneconomic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Global supply and demand of a commodity may be influenced by such factors as forward selling by the various commodities producers, purchases made by the commodities’ producers to unwind their hedge positions, and production and cost levels in the major markets of a commodity. Certain commodities are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. In addition, certain commodities are affected by domestic and foreign interest rates and inflation rates and investors’ expectations concerning the same. Each of these variables may create additional investment risks which subject the Commodity Series’ investments to greater volatility than investments in traditional securities.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Series’ investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and NAV. These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Strategy and Goal

Each Series’ investment goal (described in each “Investment Goal” section), except for those of the Small Cap Series, World Opportunities Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, and Global Fixed Income Series, is a fundamental policy and may not be changed without obtaining the approval of the respective Series’ shareholders.

The investment goals of the Small Cap Series, World Opportunities Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, and Global Fixed Income Series are not fundamental policies, and the Series’ Board of Directors may change these goals without obtaining the approval of the shareholders of these Series. If there is a material change in a non-fundamental investment goal of a Series, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.

The Series may not succeed in achieving their goals.

Each of the Small Cap Series, Commodity Series, Technology Series, Life Sciences Series, High Yield Bond Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, and Inflation Focus Equity Series will notify its shareholders at least sixty (60) days before changing its investment strategy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the type of securities suggested by its name.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, LLC, 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, LLC managed $45.2 billion for individual and institutional investors as of December 31, 2012. The Advisor is responsible for the day-to-day portfolio management of the Series and generally oversees the Series’ overall business affairs, service providers and officers.

As described below, various Portfolio Management Teams make all of the Series’ investment decisions within each of the Series.

Portfolio Managers

The Advisor’s investment professionals are organized under three Overview Groups, three Portfolio Groups and five Sector Groups. Overview Groups provide macro-economic, statistical and thematic research on a global basis. Portfolio Groups employ research that focuses on a particular asset class or investment strategy (e.g., growth, income/yield, etc.). Sector Groups focus on company-specific research within their specific market sector.

Members of the Portfolio Management Teams of each Series are selected from one or more of the Advisor’s various Overview, Portfolio and Sector Groups, depending on the expertise needed to meet the objective of each Series. Each Portfolio Management Team is jointly and primarily responsible for making investment decisions for the specific Series, and all investment recommendations are approved by at least one member of the Series’ Portfolio Management Team. All Series of the Advisor are managed under the oversight of the Advisor’s Senior Research Group, which includes the heads of all Overview, Portfolio and Sector Groups discussed above.

The following investment professionals serve on the Advisor’s Senior Research Group and the Series’ Portfolio Management Teams, as noted.

Sidharth Abrol, CFA®, Analyst

Joined the Advisor in 2002. Analyst since 2007. Member of the International Series Portfolio Management Team since 2010.

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 2002. Member of Emerging Markets Series Portfolio Management Team since 2011. Co-Head of Global Equities since 2010.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income

Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992. Lead member of Tax Exempt Series Portfolio Management Teams since 1994. Lead member of Core Bond Series and Core Plus Bond Series Portfolio Management Teams since 2005. Lead member of Global Fixed Income Series and High Yield Bond Series Portfolio Management Teams since 1997 and 2003, respectively.

Jonathan S. Beigle, CFA®, Junior Analyst

Joined the Advisor in 2004. Junior Analyst since 2010. Member of the Commodity Series Portfolio Management Team. Previous position held in the last five years: Research Associate 2006 – 2010.

Jacob Boak, CFA®, Junior Analyst

Joined the Advisor in 2008. Junior Analyst since 2012. Member of the Technology Series Portfolio Management Team since 2012. Previous positions held in last five years: Research Assistant, 2008 – 2009; Research Associate 2009 – 2010; Senior Associate, 2010 – 2012.

Marc Bushallow, CFA®, Senior High Yield Analyst

Joined the Advisor in 2008. Senior High Yield Analyst since 2008. Member of the Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Portfolio Management Teams since 2008. Mr. Bushallow is responsible for the analysis of corporate fixed income securities, including the analysis of the relative values across the various fixed income sectors, in these Series’ portfolios.

Ebrahim Busheri, CFA®, Senior Analyst/Managing Director of Emerging Growth Group

Joined the Advisor in 2011. Senior Analyst since 2011. Managing Director and member of Senior Research Group since 2012. Member of the Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams since 2012. Previous position held in the last five years: Consultant, Heritage Capital, 2007 – 2011.

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research

Joined the Advisor in 1993. Co-Director of Research since 2002. Member of Senior Research Group since 1993. Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 1993 and 1996, respectively. Member of the Emerging Markets Series Portfolio Management Team since 2011. President since 2010.

Eric L. Daniels, Senior Analyst

Joined the Advisor in 2003. Senior Analyst since 2003. Member of Life Sciences Series Portfolio Management Team since 2003.

Muris Demirovic, Analyst

Joined the Advisor in 2005. Current position held since 2011. Member of Life Sciences Series Portfolio Management Team since 2011. Previous positions held in the last five years: Research Associate, 2006 – 2008; Junior Analyst 2009 – 2011.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group

Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004. Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 2004. Member of Technology Series Portfolio Management Team since 2003. Member of the Emerging Markets Portfolio Management Team since 2011.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group

Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002. Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 2002. Member of Commodity Series Portfolio Management Team. Member of the Emerging Markets Portfolio Management Team since 2011.

R. Keith Harwood, Senior Corporate Analyst

Joined the Advisor in 1997. Senior Corporate Analyst since 1998. Member of the High Yield Bond Series Portfolio Management Team since 2003. Member of Global Fixed Income Series Portfolio Management Team since 1998 and Core Bond Series and Core Plus Bond Series Portfolio Management Teams since 2005. Mr. Harwood is responsible for the analysis of corporate fixed income securities, including the analysis of the relative values across the various fixed income sectors, used in the management of these Series.

Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Co-Head of Global Equities since 2010. Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 1992 and 1996, respectively. Member of Emerging Markets Series and Inflation Focus Equity Series Portfolio Management Teams since 2011.

Michael A. Knolla, CFA®, Senior Analyst

Joined the Advisor in 2001. Analyst since 2006. Member of Inflation Focus Equity Series Portfolio Management Team since 2011.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group

Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 2009. Member of Life Sciences Series Portfolio Management Team since 2002. Member of the Emerging Markets Series Portfolio Management Team since 2011.

Jason P. Lisiak, CFA®, Senior Analyst

Joined the Advisor in 1998. Senior Analyst since 2001. Member of Real Estate Series Portfolio Management Team since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Equity Income Group

Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992. Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 1992 and 1996, respectively. Member of the Real Estate Series Portfolio Management Team since 2009. Member of the Emerging Markets Series Portfolio Management Team since 2011.

Elizabeth H. Mallette, Analyst

Joined the Advisor in 2006. Analyst since 2013. Member of the Real Estate Series Portfolio Management Team since 2013. Previous positions held in the last five years: Research Assistant, 2008, Research Associate, 2009, Senior Associate, 2010-2013.

James Nawrocki, Senior Fixed Income Analyst

Joined the Advisor in 2004. Senior Fixed Income Analyst since 2004. Member of Tax Exempt Series Portfolio Management Teams since 2004. Mr. Nawrocki’s role is to evaluate investment opportunities across fixed income market sectors (e.g., general obligation bonds versus revenue bonds in the municipal bond market).

Christopher F. Petrosino, CFA®, Senior Analyst/Managing Director of Quantitative Strategies Group

Joined the Advisor in 2001. Senior Analyst since 2009. Managing Director and member of Senior Research Group since 2012. Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 2012. Previous position held in last five years: Analyst, 2007 – 2009. Member of the Emerging Markets Series Portfolio Management Team since 2012.

Robert F. Pickels, CFA®, Senior Analyst/Managing Director of Focused Opportunities Group

Joined the Advisor in 2002. Senior Analyst since 2003. Member of Senior Research Group since 2013. Member of the Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams since 2013. Portfolio Management Teams since 2013. Member of Commodity Series Portfolio Management Team.

Ben V. Rozin, Analyst

Joined the Advisor in 2005. Analyst since 2011. Member of International Series Portfolio Management Team since 2009. Previous positions held in the last five years: Research Associate, 2006 – 2009; Junior Analyst, 2009 – 2011.

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 1992 and 1996, respectively. Member of International Series and Global Fixed Income Series Portfolio Management Teams since 1992 and 1997, respectively. Head of Global Investment Strategy since 2010. Member of Emerging Markets Series Portfolio Management Team since 2011.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group

Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009. Member of the Small Cap Series and World Opportunities Series Portfolio Management Teams since 2009. Member of the Emerging Markets Series Portfolio Management Team since 2011.

Jeffrey M. Tyburski, CFA®, Senior Analyst

Joined the Advisor in 1999. Senior Analyst since 2002. Member of Inflation Focus Equity Series Portfolio Management Team since 2011.

Jay Welles, CFA®, Senior Analyst

Joined the Advisor in 2000. Senior Analyst since 2004. Member of Technology Series Portfolio Management Team since 2004.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Information About Discretionary Investment Accounts

The Advisor and its affiliates use these Series within discretionary investment accounts to attempt to capture investment opportunities in specific market or industry sectors and to provide diversification among asset classes (for example, international stocks or small company stocks) that could not otherwise be captured efficiently and with sufficient diversification. The Advisor and its affiliates invest discretionary investment accounts in a Series when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.

The Advisor’s decisions on when to purchase shares of the Series for discretionary investment accounts are based on the following points:

1.	The Advisor holds a strong overview for the sector, but it believes that purchasing individual securities in that sector would involve a high degree of risk.

2.	The Advisor believes that the Series will provide the opportunity to invest in an undervalued segment of the financial markets and that this opportunity could not be efficiently captured without the use of the Series.

3.	The Advisor believes that the Series will provide the ability to diversify risk in clients’ accounts through investing in a market sector or asset class (e.g., small capitalization stocks or international securities), and that this diversification could not be efficiently achieved without the use of the Series.

The portion of a client account invested in each Series may increase or decrease in size depending upon the number of opportunities identified by the Advisor for the client’s investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the Series may be sold from clients’ accounts. It is possible for more than one Series to be utilized at the same time, but each Series will be utilized based on an individual analysis of that sector and on the Advisor’s assessment of the appropriateness of Series participation to each client’s investment objectives.

As a general rule, the investment in shares of a Series (other than the Core Bond Series, Core Plus Bond Series, and Tax Exempt Series) on behalf of clients is limited to a maximum of 5% — or, if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% — of the client’s portfolio. Because these Series will take the place of a portion of an account’s bond holdings, these limits do not apply to the Core Bond Series, Core Plus Bond Series, and Tax Exempt Series.

Shares of the Series may also be used in connection with a discretionary account management service of the Advisor that uses Fund shares as all or part of an account’s underlying investment options. There are no limits on the portions of these accounts that may be invested in the Series.

From time to time, accounts under the Advisor’s discretionary management may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series’ assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series’ remaining shareholders to bear greater portions of the Series’ fixed operating expenses, subject to any fee waiver then in effect.

Management Fees

In return for services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by each Series as described below. The Advisor has contractually agreed to limit total direct annual fund operating expenses of the Technology Series, International Series, High Yield Bond Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Real Estate Series,

Tax Exempt Series, Emerging Markets Series and Inflation Focus Equity Series as shown below. These contractual waivers will remain in effect at least until April 30, 2014, and may be extended.

ANNUAL MANAGEMENT FEE (AS A PERCENTAGE OF AVERAGE ANNUAL DAILY NET ASSETS)
Series	Contractual Management Fee	Contractual Expense Limitation	Actual Management Fee Paid for Year Ended 12/31/12[1]
Small Cap Series	1.00%	n/a	1.00%
Commodity Series[2]	1.00%	n/a	n/a
Technology Series	1.00%	1.20%	1.00%
International Series — Class I	0.75%	0.85%	0.75%
International Series — Class S	0.75%	0.85%[3]	0.75%
Life Sciences Series	1.00%	n/a	1.00%
World Opportunities Series	1.00%	n/a	1.00%
High Yield Bond Series — Class I	0.75%[4]	0.95%	0.90%[4]
High Yield Bond Series — Class S	0.75%[4]	0.95%[3]	0.90%[4]
Global Fixed Income Series —Class I	0.60%[5]	0.70%	0%
Global Fixed Income Series —Class S	0.60%[5]	0.70%[3]	0%
Core Bond Series	0.60%	0.80%	0.60%
Core Plus Bond Series	0.70%	0.90%	0.70%
Real Estate Series — Class I	0.75%[4]	0.95%	0.90%[4]
Real Estate Series — Class S	0.75%[4]	0.95%[3]	0.90%[4]
Diversified Tax Exempt Series	0.50%	0.85%	0.50%
New York Tax Exempt Series	0.50%	0.85%	0.50%

Series	Contractual Management Fee	Contractual Expense Limitation	Actual Management Fee Paid for Year Ended 12/31/12[1]
Ohio Tax Exempt Series	0.50%	0.85%	0.50%
Emerging Markets Series	1.00%	1.20%	0.93%
Inflation Focus Equity Series	1.00%	1.20%	0.97%

1Reflects the actual amount paid, including the effects of fee waivers and expense reimbursements.

2The Commodity Series was not active as of December 31, 2012.

3The contractual expense limitation of the Class S shares of the Series is exclusive of the class’s shareholder services fee.

4Prior to August 1, 2012, the Advisor received an annual management fee (as a percentage of average daily net assets) of 1.00% for each of the High Yield Bond Series and Real Estate Series. The amount shown in the column for Actual Management Fee Paid reflects the effect of the change in the management fee that took effect on August 1, 2012.

5 Prior to December 31, 2012, the Advisor received an annual management fee (as a percentage of average daily net assets) of 1.00% for the Global Fixed Income Series.

A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreements is available in the Series’ annual reports dated December 31, 2012, which cover the period January 1, 2012 (or inception, if later) through December 31, 2012.

The Advisor and its affiliates will adjust the separate account management fees of their discretionary investment clients in order to avoid double-billing on such clients’ assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or Shareholder Services Fee (as defined below) payable under a Rule 12b-1 or shareholder service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Shares are offered to discretionary investment clients of the Advisor and to investors who purchase shares directly from the distributor or through certain financial intermediaries. Shares of the Series covered by this prospectus are not subject to any distribution fees.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series are not responsible for the failure of your financial intermediary to carry out its responsibilities.

Information About Class S and I Shares

The International Series, High Yield Bond Series, Global Fixed Income Series, and Real Estate Series each offer two share classes, Class S and Class I. Class I shares are offered to institutions, such as investment companies, foundations, endowments, banks, trusts and corporate capital and cash management accounts, individual investors, large employee benefit plans and certain financial intermediaries. Shares are available for direct investment from the Distributor or through certain financial intermediaries, such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class of the Series; however, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class I shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund. If your account no longer meets the minimum balance requirement for Class I shares, the Fund may automatically redeem your shares or convert the shares in the account to another share class, as appropriate.

Shareholder Services Fees

Class S shares of the International Series, High Yield Bond Series, and Real Estate Series are subject to a shareholder services fee (the “Shareholder Services Fee”) in the amount of 0.25% and Class S shares of the Global Fixed Income Series are subject to a Shareholder Services Fee in the amount of 0.15% of the Class’s average daily net assets, in accordance with a shareholder services plan adopted by the Fund’s Board of Directors. The Shareholder Services Fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class S shares of the Series. The Shareholder Services Fee paid to a particular financial intermediary is calculated at the annual rate set forth above and is based on the average daily NAV of the Class S shares owned by the shareholders holding shares through such financial intermediary.

How to Buy, Exchange, and Redeem Shares

Actions by Authorized Representatives

Shareholders who establish an account directly with the Fund through a financial intermediary have authorized the registered representative of such intermediary indicated on the account application or subsequent documentation to perform transactions in the Series’ shares and certain account maintenances on behalf of the shareholders.

Discretionary Investment Clients

For discretionary investment clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor’s discretion pursuant to authorization received from clients.

All orders to purchase and redeem shares on behalf of discretionary investment account clients of the Advisor and its affiliates will be processed at the NAV next determined after receipt by the transfer agent of a duly completed purchase or redemption order transmitted by the Advisor to the transfer agent. Other than for the Class I shares of the Series, there is no minimum initial investment for discretionary investment account clients. Currently, the minimum initial investment for Class I shares of the Series for discretionary investment clients is $1,000,000. This minimum is waived for discretionary investment accounts managed by the Advisor or its affiliates with Strategic Income investment objectives.

Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions to the Advisor signed by all the registered owners of the account.

The instructions provided below apply to all other investors.

How to Buy Shares

Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans that are not discretionary investment clients of the Advisor or its affiliates.

Other share classes are offered to individual and institutional investors with a minimum initial investment of $2,000. For employees of the Advisor or its affiliates, the minimum initial investment is $250. These minimums are waived for certain qualified retirement plans and participants in an automatic investment program who invest at least $25 per month.

The Fund reserves the right to change or waive the Series’ investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons or certain U.S. persons living outside the U.S. Such persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. Investments that are received in an unacceptable form will be returned. The Fund maintains a check acceptance policy for share purchases. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:
Manning & Napier Fund, Inc.
P.O. Box 9845
Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series and share class to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your call that both the NYSE and banks are open).

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your order that both the NYSE and banks are open).

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into a Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•

Send a letter of instruction to Manning & Napier Fund, Inc. at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series and share class, the name of the Series and share class to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series and share class, the name of the Series and share class to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•

Send a letter of instruction to Manning & Napier Fund, Inc. at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series and share class and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series and share class in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a predesignated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, and, as relevant, signatures, documentation and upon verification by the Fund (or its agent) of ACH information) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized a number of financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to a Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)
•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in a Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect a Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you (or your representative) place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

Class I Shares

Discretionary Investment Account Clients Managed with Strategic Income Investment Objectives — The Fund does not impose a minimum balance requirement for discretionary investment accounts managed by the Advisor or its affiliates with Strategic Income investment objectives.

Other Discretionary Investment Clients — If your investment in the Class I shares of a Series falls below $1,000,000 due to the redemption of shares, the Advisor may notify you that your investment has fallen below the minimum. If your investment is still below $1,000,000 after 30 days, the Fund may automatically convert the shares to another share class, as appropriate, and that share class may have higher expenses.

Other Shareholders — If your investment in the Class I shares of a Series falls below $1,000,000 due to the redemption of shares, the Fund may ask you to bring your investment up to the minimum requirement. If your account is still below $1,000,000 after 60 days, the Fund may redeem your shares and send you the redemption proceeds, or, if shares are held directly with the Fund, automatically convert your shares to another share class, as appropriate, and that share class may have higher expenses.

Other Share Classes

Discretionary Investment Clients — The Fund does not impose a minimum balance requirement for discretionary investment clients invested in a class of shares other than Class I.

Other Shareholders — If your investment in a Series falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your investment up to the minimum requirement. If your investment is still below $1,000 after 60 days, the Fund may redeem your shares and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000 not being sent to a bank account on record, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offer their shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

The Series generally value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Series’ U.S. stock holdings are traded primarily on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

4400 Computer Drive

Westborough, MA 01584

Automated account information: You can obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-593-4353 or by logging onto your account at www.manning-napier.com.

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manning-napier.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

With the exception of the Tax Exempt Series, High Yield Bond Series, Core Bond Series, Core Plus Bond Series, and Global Fixed Income Series (together, the “Bond Series”), the Series generally pay dividends once a year, in December. The Bond Series generally pay dividends four times a year, in March, June, September, and December. All the Series make capital gains distributions, if any, once a year, typically in December.

Each Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Unless you have instructed the Fund otherwise, capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. If you have elected to receive your distributions in cash, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on a Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long a Series held the securities sold, without regard to how long you have owned your shares of the Series. Dividends and distributions are taxable whether received in cash or reinvested. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Series distributions; however, distributions from tax-deferred arrangements are generally subject to federal taxation.

TRANSACTION	FEDERAL TAX STATUS
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-Term capital gain distribution	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income
Tax Exempt Dividends	Exempt from federal income tax

Distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains, which is set at a maximum rate of 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Distributions that a Series receives from REITs, if any, generally will not be treated as qualified dividend income.

If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Beginning January 1, 2013 U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). Exempt-interest dividends do not constitute “net investment income” for this purpose.

Dividends and interest received by a Series may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Series’ securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Series’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Series will be eligible to, and may, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by the Series. Pursuant to the election (if made), a Series will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series’ income from sources within, and taxes paid to, foreign countries and United States possessions.

When you sell your shares in a Series, or exchange them for shares of a different fund, you will generally realize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your shares of a Series for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series.

REITs in which a Series invests often do not provide complete and final tax information to the Series until after the time that the Series issues the tax reporting statement. As a result, the Series may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the

Series will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

The Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B the gross proceeds of Series shares you sell or redeem and also their cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held through a financial intermediary (such as a financial advisor or broker), please contact the financial intermediary with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Information Specific to the Tax Exempt Series

The Tax Exempt Series intend to pay tax exempt interest dividends quarterly. Exempt interest dividends are exempt from regular federal income tax, but they may have other tax consequences, including the federal alternative minimum tax (AMT). The Series may also make distributions that are taxable to you as ordinary income or capital gains. This is the case whether you reinvest your distributions in additional shares of a Series or receive them in cash. Exempt interest dividends are taken into account when determining the taxable portion of your Social Security or railroad retirement benefits. Because of these tax exemptions, a tax exempt fund may not be a suitable investment for retirement plans or other tax-exempt investors. In addition, the New York Tax Exempt Series and Ohio Tax Exempt Series may invest a portion of their assets in securities that generate income that is not exempt from New York State income tax and Ohio State income tax, respectively.

Diversified Tax Exempt Series — Distributions of the Diversified Tax Exempt Series are primarily exempt from regular federal income tax. Distributions from interest earned on the municipal securities of a particular state are also generally exempt from state income tax for residents of that state. The Series will report annually the percentage of interest income received during the preceding year on tax exempt obligations, and on a state-by-state basis, the source of that income. The Series does not expect that any of its distributions will be qualified dividends subject to reduced rates of tax to individuals.

New York Tax Exempt Series — The Series’ distributions are primarily exempt from regular federal, New York State and New York City income taxes for residents of New York. The Series does not expect that any of its distributions will be qualified dividends subject to reduced rates of tax to individuals.

Ohio Tax Exempt Series — The Series’ distributions are primarily exempt from regular federal, Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes for individuals who reside in Ohio. Distributions of capital gains from the Series are exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes to the extent that they are due to profit made on the sale, exchange, or other disposition by the Series of Ohio State securities. The Series does not expect that any of its distributions will be qualified dividends subject to reduced rates of tax to individuals.

This discussion is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Series. Additional information about the tax consequences of investing in the Series may be found in the SAI.

Financial Highlights

The financial highlights tables are intended to help you understand the Series’ financial performance for the past five years or, if shorter, the period of the Series’ operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series’ financial statements, are included in the annual reports, which are available upon request. No financial highlights are presented for the Commodity Series and Global Fixed Income Series Class S Shares because they had never been activated as of December 31, 2012 and therefore had no financial history.

	FOR THE YEARS ENDED

Small Cap Series	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$8.36		$9.29		$7.39		$4.98		$10.21
Income (loss) from investment operations:
Net investment income (loss)	0.01	[1]	(0.02)	[1]	(0.01)	[1]	(0.02)	[1]	(0.02)
Net realized and unrealized gain (loss) on investments	1.55		(0.91)		1.91		2.43		(5.12)
Total from investment operations	1.56		(0.93)		1.90		2.41		(5.14)
Less distributions to shareholders:
From net realized gain on investments	—		—		—		—		(0.09)
Net asset value - End of year	$9.92		$8.36		$9.29		$7.39		$4.98
Net assets - End of year (000’s omitted)	$203,286		$179,325		$208,397		$171,910		$120,162
Total return[2]	18.66%		(10.01%)		25.71%		48.39%		(50.68%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%		1.11%		1.12%		1.15%		1.15%
Net investment income (loss)	0.08%		(0.27%)		(0.13%)		(0.34%)		(0.39%)
Portfolio turnover	65%		75%		75%		76%		68%
*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:	N/A		N/A		0.00%	[3]	0.00%	[3]	N/A

1Calculated based on average shares outstanding during the year.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3Less than 0.01%.

	FOR THE YEARS ENDED

Technology Series	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.33		$11.63		$9.73		$6.01		$11.29
Income (loss) from investment operations:
Net investment loss	(0.08)	[1]	(0.05)	[1]	(0.06)	[1]	(0.05)	[1]	(0.05)
Net realized and unrealized gain (loss) on investments	1.13		(1.15)		1.96		3.77		(5.09)
Total from investment operations	1.05		(1.20)		1.90		3.72		(5.14)
Less distributions to shareholders:
From net realized gain on investments	(0.48)		(0.10)		—		—		(0.14)
Net asset value - End of year	$10.90		$10.33		$11.63		$9.73		$6.01
Net assets - End of year (000’s omitted)	$148,896		$138,645		$167,400		$157,731		$123,112
Total return[2]	10.11%		(10.31%)		19.53%		61.90%		(45.86%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.12%		1.13%		1.12%		1.13%		1.13%
Net investment loss	(0.67%)		(0.46%)		(0.58%)		(0.68%)		(0.53%)
Portfolio turnover	55%		81%		70%		55%		65%
*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:	N/A		N/A		0.00%	[3]	0.00%	[3]	N/A

1Calculated based on average shares outstanding during the year.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3Less than 0.01%.

	FOR THE YEARS ENDED

International Series - Class S	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$7.61		$8.85		$8.39		$6.57		$10.87
Income (loss) from investment operations:
Net investment income	0.10	[1]	0.13	[1]	0.14	[1]	0.14	[1]	0.22
Net realized and unrealized gain (loss) on investments	1.10		(1.26)		0.86		2.10		(3.82)
Total from investment operations	1.20		(1.13)		1.00		2.24		(3.60)
Less distributions to shareholders:
From net investment income	(0.10)		(0.10)		(0.19)		(0.16)		(0.21)
From return of capital	(0.01)		—		—		—		—
From net realized gain on investments	—		(0.01)		(0.35)		(0.26)		(0.49)
Total distributions to shareholders	(0.11)		(0.11)		(0.54)		(0.42)		(0.70)
Net asset value - End of year	$8.70		$7.61		$8.85		$8.39		$6.57
Net assets - End of year (000’s omitted)	$565,609		$513,267		$317,199		$267,100		$182,273
Total return[2]	15.78%		(12.82%)		12.04%		34.23%		(33.25%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%		1.16%		1.15%		1.15%		1.15%
Net investment income	1.30%		1.49%		1.68%		1.90%		2.49%
Portfolio turnover	22%		7%		13%		17%		9%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:	0.07%		N/A		0.00%	[3]	0.00%	[3]	N/A

1Calculated based on average shares outstanding during the year.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived or reimbursed during certain years.

3Less than 0.01%.

	FOR THE PERIOD

International Series - Class I	3/15/12 [1] to 12/31/12
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.13
Net realized and unrealized gain (loss) on investments	0.46
Total from investment operations	0.59
Less distributions to shareholders:
From net investment income	(0.11)
From return of capital	(0.01)
Total distributions to shareholders	(0.12)
Net asset value - End of period	$10.47
Net assets - End of period (000’s omitted)	$95,925
Total return[3]	5.88%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[4]
Net investment income	1.67%	[4]
Portfolio turnover	22%
*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:	0.09%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4Annualized.

	FOR THE YEARS ENDED

Life Sciences Series	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.95		$12.18		$10.61		$6.99		$11.54
Income (loss) from investment operations:
Net investment loss	(0.08)	[1]	(0.07)	[1]	(0.04)	[1]	(0.05)	[1]	(0.06)
Net realized and unrealized gain (loss) on investments	2.91		(0.84)		1.61		3.67		(4.38)
Total from investment operations	2.83		(0.91)		1.57		3.62		(4.44)
Less distributions to shareholders:
From net realized gain on investments	(0.91)		(0.32)		—		—		(0.11)
Net asset value - End of year	$12.87		$10.95		$12.18		$10.61		$6.99
Net assets - End of year (000’s omitted)	$232,593		$196,550		$247,564		$272,944		$182,704
Total return[2]	25.89%		(7.33%)		14.80%		51.79%		(38.77%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.16%		1.11%		1.09%		1.11%		1.12%
Net investment loss	(0.60%)		(0.60%)		(0.41%)		(0.55%)		(0.65%)
Portfolio turnover	75%		84%		67%		95%		94%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A		N/A		0.00%	[3]	0.01%		N/A

1Calculated based on average shares outstanding during the year.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived or reimbursed during certain years.

3Less than 0.01%.

	FOR THE YEARS ENDED

World Opportunities Series	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$6.63		$8.61		$8.12		$5.88		$10.07
Income (loss) from investment operations:
Net investment income	0.12	[1]	0.24	[1,2]	0.07	[1]	0.04	[1]	0.10
Net realized and unrealized gain (loss) on investments	1.13		(1.64)		0.67		2.26		(4.08)
Total from investment operations	1.25		(1.40)		0.74		2.30		(3.98)
Less distributions to shareholders:
From net investment income	(0.13)		(0.24)		(0.07)		(0.06)		(0.03)
From net realized gain on investments	—		(0.34)		(0.18)		—		(0.18)
Total distributions to shareholders	(0.13)		(0.58)		(0.25)		(0.06)		(0.21)
Net asset value - End of year	$7.75		$6.63		$8.61		$8.12		$5.88
Net assets - End of year (000’s omitted)	$6,925,778		$5,967,029		$6,455,426		$4,917,459		$1,340,057
Total return[3]	18.81%		(16.14%)		9.23%		39.12%		(40.07%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.08%		1.09%		1.11%		1.17%		1.16%
Net investment income	1.64%		2.84%	[2]	0.92%		0.60%		2.17%
Portfolio turnover	45%		52%		39%		42%		34%
*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:	N/A		N/A		0.00%	[4]	0.00%	[4]	N/A

1Calculated based on average shares outstanding during the year.

2Includes a special dividend paid by one of the Series’ securities during the year. Without the special dividend, the Series’ net investment income per share, total return and net investment income ratio would have been $0.11, (17.71%) and 1.30%, respectively.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

4Less than 0.01%.

	FOR THE YEARS ENDED				FOR THE PERIOD

High Yield Bond Series - Class S*	12/31/12	12/31/11	12/31/10		9/14/09 [1] to 12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.30	$10.74	$10.37		$10.00
Income from investment operations:
Net investment income[2]	0.63	0.69	0.75		0.20
Net realized and unrealized gain (loss) on investments	0.83	(0.17)	0.66		0.28
Total from investment operations	1.46	0.52	1.41		0.48
Less distributions to shareholders:
From net investment income	(0.64)	(0.67)	(0.75)		(0.10)
From net realized gain on investments	(0.37)	(0.29)	(0.29)		(0.01)
Total distributions to shareholders	(1.01)	(0.96)	(1.04)		(0.11)
Net asset value - End of period	$10.75	$10.30	$10.74		$10.37
Net assets - End of period (000’s omitted)	$179,187	$175,350	$158,181		$127,678
Total return[3]	14.46%	4.87%	13.59%		4.82%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.10%	1.12%	1.14%		1.20%	[4]
Net investment income	5.83%	6.26%	6.79%		6.51%	[4]
Portfolio turnover	91%	63%	54%		22%
*Effective August 1, 2012, the shares of the Series have been designated as Class S.
**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:	N/A	N/A	0.00%	[5]	0.02%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

	FOR THE PERIOD

HighYield Bond Series - Class I	8/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.25
Net realized and unrealized gain (loss) on investments	0.30
Total from investment operations	0.55
Less distributions to shareholders:
From net investment income	(0.40)
From net realized gain on investments	(0.37)
Total distributions to shareholders	(0.77)
Net asset value - End of period	$9.78
Net assets - End of period (000’s omitted)	$14,002
Total return[3]	5.59%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.87%	[4]
Net investment income	5.90%	[4]
Portfolio turnover	91%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

	FOR THE PERIOD

Global Fixed Income Series	10/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.04
Net realized and unrealized gain (loss) on investments	0.05
Total from investment operations	0.09
Less distributions to shareholders:
From net investment income	—	[3]
From net realized gain on investments	—	[3]
Total distributions to shareholders	—	[3]
Net asset value - End of period	$10.09
Net assets - End of period (000’s omitted)	$5,106
Total return[4]	0.95%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[5]
Net investment income	1.60%	[5]
Portfolio turnover	4%
*The investment advisor did not impose all of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:	4.08%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than $0.01.

4Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

5Annualized.

	FOR THE YEARS ENDED

Core Bond Series	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$11.05		$10.94		$10.38		$9.69		$10.05
Income (loss) from investment operations:
Net investment income	0.41	[1]	0.44	[1]	0.45	[1]	0.49	[1]	0.45
Net realized and unrealized gain (loss) on investments	0.66		0.18		0.48		0.62		(0.30)
Total from investment operations	1.07		0.62		0.93		1.11		0.15
Less distributions to shareholders:
From net investment income	(0.41)		(0.44)		(0.37)		(0.42)		(0.46)
From net realized gain on investments	(0.15)		(0.07)		—		—		(0.05)
Total distributions to shareholders	(0.56)		(0.51)		(0.37)		(0.42)		(0.51)
Net asset value - End of year	$11.56		$11.05		$10.94		$10.38		$9.69
Net assets - End of year (000’s omitted)	$189,616		$164,086		$114,058		$76,601		$53,071
Total return[2]	9.74%		5.68%		8.97%		11.46%		1.66%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%		0.71%		0.76%		0.79%		0.80%
Net investment income	3.55%		3.91%		4.10%		4.84%		4.73%
Portfolio turnover	31%		18%		23%		67%		53%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A		N/A		0.00%	[3]	0.00%	[3]	0.03%

1Calculated based on average shares outstanding during the year.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived or reimbursed during certain years.

3Less than 0.01%.

	FOR THE YEARS ENDED

Core Plus Bond Series	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.67		$10.96		$10.49		$9.66		$10.02
Income (loss) from investment operations:
Net investment income	0.45	[1]	0.51	[1]	0.55	[1]	0.57	[1]	0.42
Net realized and unrealized gain (loss) on investments	0.70		0.03		0.51		0.82		(0.32)
Total from investment operations	1.15		0.54		1.06		1.39		0.10
Less distributions to shareholders:
From net investment income	(0.45)		(0.51)		(0.52)		(0.56)		(0.45)
From net realized gain on investments	(0.10)		(0.32)		(0.07)		—		(0.01)
Total distributions to shareholders	(0.55)		(0.83)		(0.59)		(0.56)		(0.46)
Net asset value - End of year	$11.27		$10.67		$10.96		$10.49		$9.66
Net assets - End of year (000’s omitted)	$631,082		$569,583		$535,355		$395,308		$340,631
Total return[2]	10.94%		4.91%		10.18%		14.35%		1.24%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%		0.75%		0.76%		0.78%		0.80%
Net investment income	4.01%		4.56%		4.92%		5.60%		4.84%
Portfolio turnover	41%		35%		31%		72%		63%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A		N/A		0.00%	[3]	0.00%	[3]	N/A

1Calculated based on average shares outstanding during the year.

2Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived or reimbursed during certain years.

3Less than 0.01%.

	FOR THE YEARS ENDED			FOR THE PERIOD

Real Estate Series - Class S*	12/31/12	12/31/11	12/31/10	11/10/09 [1] to 12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.65	$12.58	$10.61	$10.00
Income from investment operations:
Net investment income[2]	0.21	0.15	0.12	0.02
Net realized and unrealized gain on investments	2.54	0.49	2.44	0.62
Total from investment operations	2.75	0.64	2.56	0.64
Less distributions to shareholders:
From net investment income	(0.29)	(0.15)	(0.12)	(0.02)
From net realized gain on investments	(0.54)	(0.42)	(0.47)	(0.01)
Total distributions to shareholders	(0.83)	(0.57)	(0.59)	(0.03)
Net asset value - End of period	$14.57	$12.65	$12.58	$10.61
Net assets - End of period (000’s omitted)	$170,898	$167,153	$89,136	$69,179
Total return[3]	21.93%	5.29%	24.40%	6.36%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.10%	1.18%	1.20%	1.20%	[4]
Net investment income	1.49%	1.21%	1.02%	1.43%	[4]
Portfolio turnover	14%	34%	34%	3%
*Effective August 1, 2012, the shares of the Series have been designated as Class S. **For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:	N/A	N/A	0.01%	0.38%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

	FOR THE PERIOD

Real Estate Series - Class I	8/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.08
Net realized and unrealized gain (loss) on investments	0.32
Total from investment operations	0.40
Less distributions to shareholders:
From net investment income	(0.31)
From net realized gain on investments	(0.54)
Total distributions to shareholders	(0.85)
Net asset value - End of period	$9.55
Net assets - End of period (000’s omitted)	$26,396
Total return[3]	4.16%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.87%	[4]
Net investment income	1.95%	[4]
Portfolio turnover	14%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

	FOR THE YEAR ENDED	FOR THE PERIOD

Emerging Markets Series	12/31/12	11/16/11 [1] to 12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.85	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.04	0.01
Net realized and unrealized gain (loss) on investments	2.20	(0.15)
Total from investment operations	2.24	(0.14)
Less distributions to shareholders:
From net investment income	(0.03)	(0.01)
From net realized gain on investments	(0.42)	—
Total distributions to shareholders	(0.45)	(0.01)
Net asset value - End of period	$11.64	$9.85
Net assets - End of period (000’s omitted)	$95,253	$78,114
Total return[3]	22.77%	(1.37%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%	1.20%	[4]
Net investment income	0.39%	0.86%	[4]
Portfolio turnover	40%	0%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	0.07%	0.95%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

	FOR THE YEAR ENDED	FOR THE PERIOD

Inflation Focus Equity Series	12/31/12	8/23/11 [1] to 12/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.95	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.05	0.00	[3]
Net realized and unrealized gain (loss) on investments	1.36	(0.05)
Total from investment operations	1.41	(0.05)
Less distributions to shareholders:
From net investment income	(0.05)	—
From net realized gain on investments	(0.26)	—
Total distributions to shareholders	(0.31)	—
Net asset value - End of period	$11.05	$9.95
Net assets - End of period (000’s omitted)	$79,114	$69,267
Total return[4]	14.26%	(0.50%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%	1.20%	[5]
Net investment income	0.47%	0.60%	[5]
Portfolio turnover	56%	9%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	0.03%	0.16%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

	FOR THE YEARS ENDED

Diversified Tax Exempt Series	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$11.28		$10.77		$11.17		$10.34		$10.92
Income (loss) from investment operations:
Net investment income	0.20	[1]	0.30	[1]	0.40	[1]	0.40	[1]	0.42
Net realized and unrealized gain (loss) on investments	0.14		0.58		(0.35)		0.90		(0.62)
Total from investment operations	0.34		0.88		0.05		1.30		(0.20)
Less distributions to shareholders:
From net investment income	(0.20)		(0.29)		(0.45)		(0.44)		(0.36)
From net realized gain on investments	(0.03)		(0.08)		—	[2]	(0.03)		(0.02)
Total distributions to shareholders	(0.23)		(0.37)		(0.45)		(0.47)		(0.38)
Net asset value - End of year	$11.39		$11.28		$10.77		$11.17		$10.34
Net assets - End of year (000’s omitted)	$332,228		$306,440		$276,970		$234,486		$197,736
Total return[3]	3.01%		8.25%		0.41%		12.75%		(1.79%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.57%		0.58%		0.58%		0.60%		0.61%
Net investment income	1.71%		2.67%		3.51%		3.65%		3.75%
Portfolio turnover	9%		53%		3%		8%		7%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:	N/A		N/A		0.00%	[4]	0.01%		N/A

1Calculated based on average shares outstanding during the year.

2Less than $0.01 per share.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived or reimbursed during certain years.

4Less than 0.01%.

	FOR THE YEARS ENDED

New York Tax Exempt Series	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.63		$10.19		$10.55		$9.79		$10.41
Income (loss) from investment operations:
Net investment income	0.19	[1]	0.28	[1]	0.36	[1]	0.38	[1]	0.38
Net realized and unrealized gain (loss) on investments	0.16		0.56		(0.32)		0.82		(0.63)
Total from investment operations	0.35		0.84		0.04		1.20		(0.25)
Less distributions to shareholders:
From net investment income	(0.20)		(0.27)		(0.39)		(0.41)		(0.36)
From net realized gain on investments	—	[2]	(0.13)		(0.01)		(0.03)		(0.01)
Total distributions to shareholders	(0.20)		(0.40)		(0.40)		(0.44)		(0.37)
Net asset value - End of year	$10.78		$10.63		$10.19		$10.55		$9.79
Net assets - End of year (000’s omitted)	$162,785		$158,092		$136,225		$110,532		$97,202
Total return[3]	3.31%		8.37%		0.32%		12.46%		(2.37%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60%		0.61%		0.61%		0.64%		0.64%
Net investment income	1.72%		2.66%		3.41%		3.64%		3.71%
Portfolio turnover	7%		48%		7%		10%		11%
*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:	N/A		N/A		0.00%	[4]	0.00%	[4]	N/A
1Calculated based on average shares outstanding during the year.

2Less than $0.01 per share.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

4Less than 0.01%.

	FOR THE YEARS ENDED

Ohio Tax Exempt Series	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.77		$10.30		$10.62		$9.82		$10.43
Income (loss) from investment operations:
Net investment income	0.16	[1]	0.26	[1]	0.35	[1]	0.36	[1]	0.38
Net realized and unrealized gain (loss) on investments	0.17		0.62		(0.33)		0.91		(0.57)
Total from investment operations	0.33		0.88		0.02		1.27		(0.19)
Less distributions to shareholders:
From net investment income	(0.17)		(0.25)		(0.34)		(0.37)		(0.36)
From net realized gain on investments	—	[2]	(0.16)		—		(0.10)		(0.06)
Total distributions to shareholders	(0.17)		(0.41)		(0.34)		(0.47)		(0.42)
Net asset value - End of year	$10.93		$10.77		$10.30		$10.62		$9.82
Net assets - End of year (000’s omitted)	$38,749		$37,676		$34,370		$24,875		$20,844
Total return[3]	3.09%		8.65%		0.14%		13.09%		(1.74%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.76%		0.80%		0.85%		0.85%		0.85%
Net investment income	1.45%		2.41%		3.25%		3.39%		3.58%
Portfolio turnover	9%		60%		0%	[4]	11%		15%
*For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:	N/A		N/A		0.00%	[5]	0.03%		0.01%

1Calculated based on average shares outstanding during the year.

2Less than $0.01 per share.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

4Less than 1%.

5Less than 0.01%.

Manning & Napier Fund, Inc.

Small Cap Series – Class A

Commodity Series

Technology Series

International Series – Class I & S

Life Sciences Series

World Opportunities Series – Class A

High Yield Bond Series – Class I & S

Global Fixed Income Series – Class I & S

Core Bond Series

Core Plus Bond Series

Real Estate Series – Class I & S

Emerging Markets Series

Inflation Focus Equity Series

Diversified Tax Exempt Series

New York Tax Exempt Series

Ohio Tax Exempt Series

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manning-napier.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet website (http://www.sec.gov).

Shareholder Mailings

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call 1-800-466-3863 or contact your financial intermediary.

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com.

If someone makes a statement about a Series that is not in this prospectus, you should not rely upon that information. Neither the Fund nor its distributor is offering to sell shares of any Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087	MNSMX 05/01/2013

Manning & Napier Fund, Inc.

Prospectus | May 1, 2013

Ticker
Strategic Income Conservative Series
Class S	MSCBX
Class I	MSCIX
Strategic Income Moderate Series
Class S	MSMSX
Class I	MSMAX

www.manning-napier.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Manning & Napier Fund, Inc.

Summary Sections
Strategic Income Conservative Series	1
Strategic Income Moderate Series	5
More Information About the Series’ Investment Strategies and Risks	10
Management	16
How to Buy, Exchange, and Redeem Shares	18
Investment and Account Information	20
Dividends, Distributions, and Taxes	23
Financial Highlights	25

Strategic Income Conservative Series

Summary Section

Investment Goal

The Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

STRATEGIC INCOME CONSERVATIVE SERIES	CLASS S		CLASS I
Shareholder Fees (fees paid directly from your investment)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee		None		None
Distribution (12b-1) Fees		None		None
Other Expenses[1]		5.63%		5.38%
Shareholder Services Fee	0.25%		None
Remainder of Other Expenses	5.38%		5.38%
Acquired Fund Fees and Expenses (AFFE)[2]		0.71%		0.71%
Total Annual Fund Operating Expenses		6.34%		6.09%
Less Fee Waiver and/or Expense Reimbursement		(5.33)%		(5.33)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3,4]		1.01%		0.76%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying funds during the current fiscal year.

3 Manning & Napier Advisors, LLC (the “Advisor”) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

4The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS S	CLASS I
1 Year	$103	$78
3 Years	$1,404	$1,333

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period August 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 5% of the average value of its portfolio.

Principal Investment Strategies

The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”) according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, High Yield Bond Series, and the Real Estate Series, as well as other Series of the Fund.

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	10.2%
High Yield Bond Series	5.9%
Real Estate Series	21.1%

1

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Core Plus Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Plus Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “junk bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Dividend Focus Series will invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs),that are designed to track the performance of non-investment grade securities. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade debt securities.

The Series is managed with a more conservative asset allocation than the Strategic Income Moderate Series. The asset allocation range for the Series is expected to be 15%-45% in the underlying stock funds and 55%-85% in the underlying bond funds.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year and the Series may have no allocation to a particular underlying fund during the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.

Principal Risks of Investing in the Series

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

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Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Quantitative strategy risk — Because the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:

•	High yield bonds may underperform other sectors of the bond market, or the market as a whole.

•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.

•	An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.

Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.

Summary of Past Performance

As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

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Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

The Strategic Income Series’ Portfolio Management Team includes:

Marc Bushallow, CFA®

Senior High Yield Analyst, has managed the Series since 2012.

R. Keith Harwood

Senior Corporate Analyst, has managed the Series since 2012.

Michael J. Magiera, CFA®

Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 2012.

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2012.

Purchase and Sale of Series Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Series shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 9 of this prospectus.

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Strategic Income Moderate Series

Summary Section

Investment Goal

The Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

STRATEGIC INCOME MODERATE SERIES	CLASS S		CLASS I
Shareholder Fees (fees paid directly from your investment)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee		None		None
Distribution (12b-1) Fees		None		None
Other Expenses[1]		5.86%		5.61%
Shareholder Services Fee	0.25%		None
Remainder of Other Expenses	5.61%		5.61%
Acquired Fund Fees and Expenses (AFFE)[2]		0.70%		0.70%
Total Annual Fund Operating Expenses		6.56%		6.31%
Less Fee Waiver and/or Expense Reimbursement		(5.56)%		(5.56)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3,4]		1.00%		0.75%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 AFFE is based on the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying funds during the current fiscal year.

3 Manning & Napier Advisors, LLC (the “Advisor”) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

4 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS S	CLASS I
1 Year	$102	$77
3 Years	$1,445	$1,375

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. For the period August 1, 2012 (inception date) to December 31, 2012, the portfolio turnover rate of the Series was 7% of the average value of its portfolio.

Principal Investment Strategies

The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series may invest in a combination of other Series of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”) according to an asset allocation strategy. The Series may invest in a combination of the Core Bond Series, Core Plus Bond Series, Dividend Focus Series, Emerging Markets Series, High Yield Bond Series, Inflation Focus Equity Series, and the Real Estate Series, as well as other Series of the Fund.

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	10.2%
High Yield Bond Series	5.9%
Real Estate Series	21.1%

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The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Core Plus Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Plus Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “junk bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Dividend Focus Series will invest, under normal circumstances, at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The Emerging Markets Series will normally invest at least 80% of its net assets in securities of emerging market companies. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small, large, or mid-size companies. The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. The Inflation Focus Equity Series will normally invest at least 80% of its net assets in equity securities. In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. The Series may invest in stocks of small, large, or mid-size companies. The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade securities.

The Series is managed with a less conservative asset allocation than the Strategic Income Conservative Series. The asset allocation range for the Series is expected to be 35%-65% in the underlying stock funds and 35%-65% in the underlying bond funds.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year and the Series may have no allocation to a particular underlying fund during the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.

Principal Risks of Investing in the Series

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the

6

greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets risk — In addition to the risks discussed above relating to investments in foreign companies located in developed countries, an underlying fund’s investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Quantitative strategy risk — Because the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more

7

risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:

•	High yield bonds may underperform other sectors of the bond market, or the market as a whole.

•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.

•	An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.

Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.

Summary of Past Performance

As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

The Strategic Income Series’ Portfolio Management Team includes:

Marc Bushallow, CFA®

Senior High Yield Analyst, has managed the Series since 2012.

R. Keith Harwood

Senior Corporate Analyst, has managed the Series since 2012.

Michael J. Magiera, CFA®

Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 2012.

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2012.

Purchase and Sale of Series Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Series shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 9 of this prospectus.

8

Additional Series

Summary Information

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class S shares of the Series is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program who invest at least $25 per month. The minimum initial investment for the Class I shares of the Series is $1,000,000. This minimum is waived for certain qualified retirement plans. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863) or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and their related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information About the Series’

Investment Strategies and Risks

More Information About the Series’ Principal Investments

Each Series has its own distinct target asset allocation range and is designed to accommodate different investment goals and risk tolerances. The Strategic Income Conservative Series is managed with a more conservative asset allocation than the Strategic Income Moderate Series and, as such, the portfolio of the Strategic Income Conservative Series is more heavily allocated to fixed income securities.

Series	Asset Allocation Ranges	Underlying Funds
Strategic Income Conservative Series	Stock Range: 15% - 45%	Dividend Focus Series Real Estate Series
	Bond Range: 55% - 85%	Core Bond Series Core Plus Bond Series High Yield Bond Series
Strategic Income Moderate Series	Stock Range: 35% - 65%	Dividend Focus Series Emerging Markets Series Inflation Focus Equity Series Real Estate Series
	Bond Range: 35% - 65%	Core Bond Series Core Plus Bond Series High Yield Bond Series

The actual asset allocations of the Series are expected to vary over time depending on market conditions and on the management of the mix of the underlying funds by the management team. Further, the Advisor reserves the right to modify a Series’ target allocations and underlying fund weightings and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

The Series may also invest to a limited extent directly in equity and fixed income securities, exchange-traded funds (ETFs) and cash equivalents, including money market securities.

Description of the Underlying Funds

The Series invest primarily in the underlying funds. Therefore, each Series’ investment performance is directly related to the investment performance of these underlying funds. The following provides a brief description of the principal investment strategies of the underlying funds. Additional information about the underlying funds is provided in each underlying fund’s prospectus.

Core Bond Series

Investment Goal

The Series’ investment objective is to provide long-term growth by investing primarily in fixed income securities.

Investment Strategy

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly.

Core Plus Bond Series

Investment Goal

The Series’ investment objective is to provide long-term growth by investing primarily in fixed income securities.

Investment Strategy

The Core Plus Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds and other financial instruments with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “high yield bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly.

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Dividend Focus Series

Investment Goal

Through a passive quantitative investment approach, to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.

Investment Strategy

The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at the time of purchase). The Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to construct a portfolio that provides competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Advisor uses a quantitative approach in managing the portfolio, and it rebalances the portfolio annually. Although stocks may be added to or deleted from the Series’ portfolio at any time during the year, the Advisor expects that modifications to the Series’ portfolio will primarily take place once a year during the Advisor’s annual portfolio review and rebalancing. A quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion in the portfolio. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria.

Emerging Markets Series

Investment Goal

The Series’ investment objective is to provide long-term growth.

Investment Strategy

The Series will normally invest at least 80% of its net assets in securities of emerging market companies. The Series considers a company to be an emerging market company if it meets one or more of the following criteria: (i) its principal securities trading market is in an emerging market country, or (ii) alone or on a consolidated based it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Advisor will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company. There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.

The Series will invest primarily in common stocks and may also invest in American Depository Receipts (ADRs) and other U.S. dollar and non-U.S. dollar denominated equity securities. The Series may invest in stocks of small, large, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

High Yield Bond Series

Investment Goal

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

Investment Strategy

The Series seeks to provide a high level of long-term total return, which is a combination of income and capital appreciation. The Series will invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade (junk bonds) and other securities, principally ETFs, that are designed to track the performance of non-investment grade securities. These bonds may include fixed income securities issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest in securities of other investment companies, such as open-end or closed-end management investment companies. The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Series is non-diversified, which means that it may invest in the securities of relatively few issuers.

Inflation Focus Equity Series

Investment Goal

The Series’ investment objective is to provide long-term growth and inflation protection primarily through investment in equity securities that are expected to benefit from an inflationary environment.

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Investment Strategy

In pursuit of its goal, the Series will normally invest at least 80% of its net assets in equity securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depositary Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment.

Real Estate Series

Investment Goal

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

Investment Strategy

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. A company will be considered eligible for investment if, as determined by the Advisor, (i) at least 50% of its assets, revenues or net income is derived from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the value of its assets invested in residential, commercial or industrial real estate. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders. The Series may invest in equity and debt securities, and may invest in both U.S. and foreign companies, including those in emerging markets. The Series’ investments in debt securities are subject to a limit of 20% of the Series’ assets (measured at time of purchase).

More Information About the Series’ Principal Risks

Each Series may invest a portion of its assets directly in equity and fixed income securities, ETFs and cash equivalents, including money market securities. The Series’ direct investments in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security. Please see “Principal Risks of the Underlying Funds” below for a description of these risks.

Principal Risks of the Underlying Funds

The value of your investment in a Series is based primarily on the prices of the underlying funds that the Series purchases. In turn, the price of each underlying fund is based on the value of its securities. The prices of these securities change daily and each underlying fund’s performance reflects the risks of investing in various asset classes. The degree to which the risks described below apply to a particular Series varies according to its asset allocation, which is described in its principal investment strategy.

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the underlying funds’ investments will fluctuate, which means that the underlying funds could lose money on their investments.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment advisor will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses. There can be no guarantee that they will produce the desired results. This risk may cause the underlying funds to underperform other funds with a similar investment objective.

Equity risk — The prices of equity securities in which an underlying fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — An underlying funds’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the- counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to

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more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by an underlying fund may be volatile.

Risks of dividend-paying common stocks — The Dividend Focus Series’ investments in dividend-paying common stocks may be subject to additional risk. This may cause this Series to underperform funds that do not allocate assets to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Dividend Focus Series reduce or stop paying dividends, the Series’ ability to generate income may be affected.

Options risk — A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. An underlying fund’s use of options involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks associated with an underlying fund’s use of options transactions include: (i) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (ii) while the underlying fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Further, investments in options are also subject to liquidity risk, which is described below.

Risks of exchange-traded funds (ETFs) — When an underlying fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Real estate investment risk — The Real Estate Series’ investments in real estate securities will be subject to the risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Risks related to real estate companies — The following risks may apply to all real estate companies (RECs) or specifically to real estate investment trusts (REITs):

•	Investing in RECs subjects an underlying fund to the risks associated with the direct ownership of real estate, which are described above.

•	RECs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type.

•	RECs are subject to heavy cash flow dependency and defaults by borrowers.

•

REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to an underlying fund.

•

In the event of a default by a borrower or lessee, the REC may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

•	RECs have their own expenses, and an underlying fund will bear a proportionate share of those expenses.

•	RECs may be affected by changes in the value of the underlying properties in their portfolios. Mortgage REITs may also be affected by the credit quality of any loans in their portfolios.

•	REITs are subject to substantial dividend requirements which may result in a need to raise additional capital or face self liquidation.

Interest rate risk — An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. This risk is greater when the underlying fund holds bonds with longer maturities. To the extent that the investment advisor of an underlying fund anticipates interest rate trends imprecisely, the underlying fund’s share price could fall.

Credit risk — Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and

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are more volatile and less liquid than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Prepayment and extension risk — An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an underlying fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When an underlying fund invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the underlying fund were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Foreign securities risk — An underlying fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An underlying fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of an underlying fund that focuses its investments in foreign securities will lag these investments.

Emerging markets risk — Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the underlying fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad.

Risks related to currency hedging and use of forward contracts — An underlying fund that uses currency hedging will be exposed to additional risks. The value of an underlying fund’s portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, an underlying fund could be exposed to risk if the counterparty to a forward contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably relative to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency. An underlying fund’s use of forward contracts is also subject to liquidity risk, which is discussed below.

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Risks of initial public offerings (IPO) — The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for an underlying fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. When an underlying fund’s asset base is small, a significant portion of its performance could be attributable to investments in IPOs because such investments would have a magnified effect on the underlying fund. As an underlying fund’s assets grow, the effect of its investments in IPOs on its performance probably will decline, which could reduce its performance. Because of the price volatility of IPO shares, an underlying fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the underlying fund’s portfolio and lead to increased expenses to the underlying fund, such as commission and transaction costs. By selling IPO shares, an underlying fund may realize taxable gains it will subsequently distribute to shareholders.

Inflation protected security risk — The value of inflation protected securities, including Treasury Inflation Protection Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Inflation protection investment style risk — The Inflation Focus Equity Series seeks to provide shareholders with inflation protection by opportunistically investing primarily in equity securities of issuers that the Advisor believes will benefit from an inflationary environment. If the Advisor’s investment approach for selecting these securities proves to be incorrect, the Series ability to provide shareholders inflation protection could be negatively affected. Moreover, even if the Advisor’s investment approach is successful in identifying issuers that will benefit from an inflationary environment, these issuers could nonetheless decline in value in an inflationary environment due to, among other things, volatility in the broader equity markets. Furthermore, although the Series may invest a portion of its assets in TIPS and other inflation-protected fixed income securities, the Series’ ability to provide shareholders inflation protection is dependent primarily on the success of the Advisor’s security selection process and not the Series’ investments in TIPS and other inflation-protected fixed income securities. Accordingly, the Series may perform differently than funds that seek to provide inflation protection by investing primarily in TIPS and other inflation-protected fixed income securities.

Convertible securities risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (“junk bond”) or may not be rated, and are subject to credit risk, which is discussed above.

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources and, therefore, such obligations are not backed by the full faith and credit of the United States government. Also, any government guarantees on securities the underlying funds own do not extend to the shares of the underlying funds themselves.

Risks related to mortgage-backed securities — Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of an underlying fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the underlying fund. The privately issued mortgage-backed securities in which an underlying fund invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

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Risks of asset-backed securities — Repayment of asset-backed securities depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, an underlying fund will be unable to possess and sell the underlying collateral and that the underlying fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, an underlying fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage dollar rolls risk — Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement. An underlying fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the underlying fund.

Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. An underlying fund’s investments in illiquid securities may reduce the returns of an underlying fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund’s liquidity and net asset value (NAV). These redemptions may also force an underlying fund to sell securities, which may cause the fund to experience a loss

(particularly during periods of declining or illiquid markets), as well as cause the fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the fund’s and the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goals

The Series’ Board of Directors may change the Series’ investment goal (described above under the “Investment Goal” section of each Series) without obtaining the approval of shareholders. If there is a material change in a Series’ investment goal, shareholders will be notified 30 days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs. The Series may not succeed in achieving their goals.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, LLC, 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, LLC managed $45.2 billion for individual and institutional investors as of December 31, 2012. The Advisor is responsible for the day-to-day portfolio management of the Series and generally oversees the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Strategic Income Portfolio Management Team is jointly and primarily responsible for managing the Series’ portfolio. The Strategic Income Portfolio Management Team consists of investment professionals and analysts from the Advisor’s Quantitative Strategies Group, Fixed Income Group and Equity Income Group. All investment recommendations are approved by at least one member of the Strategic Income Portfolio Management Team, and the portfolio is managed under the oversight of the Advisor’s Senior Research Group, which has oversight of all investment products managed by the Advisor. The Strategic Income Portfolio Management Team includes:

Marc Bushallow, CFA®, Senior High Yield Analyst

Joined the Advisor in 2008. Senior High Yield Analyst since 2008. Previous position held in the last five years: Associate Director, High Yield Research, 2007 — 2008. Member of the Series’ Portfolio Management Team since 2012.

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R. Keith Harwood, Senior Corporate Analyst

Joined the Advisor in 1997. Senior Corporate Analyst since 1998. Member of the Series’ Portfolio Management Team since 2012.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Equity Income Group

Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992. Member of the Series’ Portfolio Management Team since 2012.

Christopher F. Petrosino, CFA®, Senior Analyst/Managing Director of Quantitative Strategies Group

Joined the Advisor in 2001. Current position held since 2009. Managing Director and member of Senior Research Group since 2012. Previous position held in last five years: Analyst, 2007-2009. Member of the Series’ Portfolio Management Team since 2012.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

The Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an annual management fee from each of the underlying funds.

With respect to each Series, the Advisor has contractually agreed to limit each class’s total direct annual fund operating expenses to 0.05%, exclusive of shareholder services fees, which are discussed below. This contractual waiver will remain in effect until at least April 30, 2014 and may be extended. The Advisor’s agreement to limit each class’s operating expenses is limited to direct operating expenses, and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through their investments in the underlying funds.

A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreements is available in the Series’ annual report dated December 31, 2012 which covers the period August 1, 2012 (inception date) through December 31, 2012.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or Shareholder Services Fees (as defined below) payable under a Rule 12b-1 or shareholder service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The Class S and I shares of the Series are offered on a continuous basis through the Fund’s principal underwriter, Manning & Napier Investor Services, Inc. (the Distributor).

Class S shares of each Series are subject to a shareholder services fee (the “Shareholder Services Fee”), in the amount of 0.25% of the Class’s average daily net assets, in accordance with a shareholder services plan adopted by the Fund’s Board of Directors. The Shareholder Services Fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class S shares of the Series. The Shareholder Services Fee paid to a particular financial intermediary is calculated at the annual rate set forth above and is based on the average daily NAV of the Class S shares owned by the shareholders holding shares through such financial intermediary.

Class I shares of each Series are not subject to a distribution and/or shareholder services fee.

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Choosing a Share Class

The Series offer two classes of shares to investors, Class S and Class I. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class S and Class I shares. Contact your financial intermediary or the Fund for more information about the Series’ share classes and how to choose among them.

CLASS NAME	ELIGIBLE INVESTORS	INVESTMENT MINIMUMS	SHAREHOLDER SERVICES FEE
Class S	Individual or institutional investors, employee benefit plans, such as defined benefit plans, defined contribution plans, and 401(k) plans, and certain financial intermediaries.	Initial – $2,000 Minimum Balance Requirement – $1,000	0.25%
Class I	Institutions, such as investment companies, foundations, endowments, banks, trusts and corporate capital and cash management accounts, and large employee benefit plans, and individual investors.	Initial – $1,000,000 Minimum Balance Requirement – $1,000,000	None

Class S and Class I shares are offered to investors who purchase shares directly from the Distributor or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

If you purchase your shares through an intermediary, your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series are not responsible for the failure of your financial intermediary to carry out its responsibilities.

How to Buy, Exchange, and Redeem Shares

Actions by Authorized Representatives

Shareholders who establish an account directly with the Fund through a financial intermediary have authorized the registered representative of such intermediary indicated on the account application or subsequent documentation to perform transactions in the Series’ shares and certain account maintenances on behalf of the shareholders.

How to Buy Shares

Shareholders investing through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders investing directly with the Fund may purchase shares as described below.

The initial minimum investment for Class S shares of each Series is $2,000 and the initial minimum for the Class I shares of each Series is $1,000,000. These investment minimums may be waived for certain qualified retirement plans. In addition, the minimum for Class S shares may also be waived for participants in an automatic investment program who invest at least $25 per month. Employees of the Advisor or its affiliates may invest in the Class S shares of the Series with a minimum initial investment of $250.

The Fund reserves the right to change or waive the Series’ investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons or certain U.S. persons living outside the U.S. Such persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. Investments that are received in an unacceptable form will be returned. The Fund maintains a check acceptance policy for share purchases. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

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The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:
Manning & Napier Fund, Inc.
P.O. Box 9845
Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series and Class to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally, on the next business day after your call that both the NYSE and banks are open).

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your order that both the NYSE and banks are open).

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. However, an exchange between share classes in the same series is not a taxable event.

Shareholders investing through a financial intermediary should contact their intermediary to learn how to place exchange orders. Shareholders investing directly with the Fund may place exchange orders as described below.

By Mail

•

Send a letter of instruction to Manning & Napier Fund, Inc., at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

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By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the class of shares, the Series and, if applicable, class to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a 30 calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders investing through a financial intermediary should contact their intermediary to learn how to place redemption orders. Shareholders investing directly with the Fund may place redemption orders as described below.

By Mail

•

Send a letter of instruction to Manning & Napier Fund, Inc., at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, and, as relevant, signatures, documentation and upon verification by the Fund (or its agent) of ACH information) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized a number of financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be

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processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)
•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the

21

detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you (or your representative) place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below the minimum balance requirement for your share class due to the redemption of shares (see table above), the Fund may ask you to bring your account up to the minimum requirement. If your account is still below the minimum balance requirement after 60 days, the Fund may close your account and send you the redemption proceeds, or, if shares are held directly with the Fund, automatically convert the shares in the account to another share class, as appropriate.

In-Kind Redemptions

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000 not being sent to a bank account on record, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

In valuing underlying fund investments, the Series use the NAVs reported by the underlying funds. In valuing other portfolio securities, if any, the Series generally use market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The respective prospectuses for the underlying funds in which the Series invest explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.

Communicating with the Manning & Napier Fund

By Phone:

You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

4400 Computer Drive

Westborough, MA 01584

Automated account information: You can obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-593-4353 or by logging onto your account at www.manning-napier.com.

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Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manning-napier.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

Each Series generally:

•	Pays dividends quarterly.
•	Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Unless you have instructed the Fund otherwise, capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. If you have elected to receive your distributions by check, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on a Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-

term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Series distributions; however, distributions from tax-deferred arrangements are generally subject to federal taxation.

TRANSACTION	FEDERAL TAX STATUS
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

Distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains, which is set at a maximum rate of 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations.

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

When you sell or redeem your Series shares, you will generally realize a capital gain or loss. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale. An exchange between classes is not reported as a taxable sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. If you have owned your shares of a Series for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. Dividends and distributions are taxable as described above whether received in cash or reinvested.

23

The Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B the gross proceeds of Series shares you sell or redeem and also their cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held through a financial intermediary (such as a financial advisor or broker), please contact the financial intermediary with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

Beginning January 1, 2013 U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

This discussion is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Series. Additional information about the tax consequences of investing in the Series may be found in the SAI.

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Financial Highlights

The financial highlights tables are intended to help you understand the Series’ financial performance for the past five years or, if shorter, the period of the Series’ operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request. The Series were activated on August 1, 2012; therefore, the financial highlights presented cover the period from activation through December 31, 2012.

	FOR THE PERIOD
Strategic Income Conservative Series Class S	8/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.30
Net realized and unrealized gain (loss) on underlying series	0.01
Total from investment operations	0.31
Less distributions to shareholders:
From net investment income	(0.24)
From net realized gain on investments	(0.00)	[3]
Total distributions to shareholders	(0.24)
Net asset value - End of period	$10.07
Net assets - End of period (000’s omitted)	$2,115
Total return[4]	3.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[5,6]
Net investment income	2.95%	[9]
Series portfolio turnover[7]	5%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:	10.89%	[5],6,8

	FOR THE PERIOD
Strategic Income Conservative Series Class I	8/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.22
Net realized and unrealized gain (loss) on underlying series	0.08
Total from investment operations	0.30
Less distributions to shareholders:
From net investment income	(0.24)
From net realized gain on investments	(0.00)	[3]
Total distributions to shareholders	(0.24)
Net asset value - End of period	$10.06
Net assets - End of period (000’s omitted)	$52
Total return[4]	3.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5,6]
Net investment income	2.15%	[9]
Series portfolio turnover[7]	5%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:	27.14%	[5],6,8

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than ($0.01) per share.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.71%.

7Reflects activity of the Series and does not include the activity of the Underlying Series.

8The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

9Net investment income is impacted by the timing of distributions from Underlying Series.

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	FOR THE PERIOD
Strategic Income Moderate Series Class S	8/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.30
Net realized and unrealized gain (loss) on underlying series	0.02
Total from investment operations	0.32
Less distributions to shareholders:
From net investment income	(0.25)
From net realized gain on investments	(0.00)	[3]
Total distributions to shareholders	(0.25)
Net asset value - End of period	$10.07
Net assets - End of period (000’s omitted)	$2,019
Total return[4]	3.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[5,6]
Net investment income	2.92%	[9]
Series portfolio turnover[7]	7%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:	10.28%	[5],6,8

	FOR THE PERIOD
Strategic Income Moderate Series Class I	8/1/12 [1] to 12/31/12
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.22
Net realized and unrealized gain (loss) on underlying series	0.10
Total from investment operations	0.32
Less distributions to shareholders:
From net investment income	(0.25)
From net realized gain on investments	(0.00)	[3]
Total distributions to shareholders	(0.25)
Net asset value - End of period	$10.07
Net assets - End of period (000’s omitted)	$53
Total return[4]	3.29%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5,6]
Net investment income	2.16%	[9]
Series portfolio turnover[7]	7%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:	27.25%	[5],6,8

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than ($0.01) per share.

4Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.70%.

7Reflects activity of the Series and does not include the activity of the Underlying Series.

8The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

9Net investment income is impacted by the timing of distributions from Underlying Series.

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Manning & Napier Fund, Inc.

Strategic Income Conservative Series

Strategic Income Moderate Series

Class S and I Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about each Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

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You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. These documents are also available at www.manning-napier.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet website (http://www.sec.gov).

Shareholder Mailings

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call 1-800-466-3863 or contact your financial intermediary.

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com.

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of a Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087	Str Inc 05/01/2013

Manning & Napier Fund, Inc.

World Opportunities Series — Class B, Z, D
and E Shares

Prospectus | May 1, 2013

www.manning-napier.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime

Manning & Napier Fund, Inc.

Summary Section	1
More Information About the Series’ Investment Strategies and Risks	5
Management	6
How to Buy, Exchange, and Redeem Shares	9
Investment and Account Information	11
Dividends, Distributions, and Taxes	13

World Opportunities Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.

	Class B	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%	0.75%	0.50%	0.25%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.09%	1.84%	1.59%	1.34%

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class B	Class Z	Class D	Class E
1 Year	$212	$187	$162	$136
3 Years	$655	$579	$502	$425
5 Years	$1,124	$995	$866	$734
10 Years	$2,421	$2,159	$1,889	$1,613

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 45% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

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•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market counties, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is subject to the following risks due to its ability to invest in forward contracts:

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Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.

•

The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance. Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the

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Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com

Quarterly Returns

Highest (quarter ended 09/30/09): 24.95%

Lowest (quarter ended 12/31/08): (24.30)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	18.81%	(1.93)%	9.83%	8.48%
Return After Taxes on Distributions	18.67%	(2.36)%	8.84%	5.71%
Return After Taxes on Distributions and Sale of Series Shares	12.75%	(1.64)%	8.57%	5.83%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI All Country World Index ex US	16.83%	(2.89)%	9.74%	5.17%

Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®,

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Ebrahim Busheri, CFA®,

Senior Analyst/Managing Director of Emerging Growth Group, has managed the Series since 2012.

Jeffrey S. Coons, Ph.D., CFA®,

President and Co-Director of Research, has managed the Series since 1996.

Jeffrey W. Donlon, CFA®,

Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®,

Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®,

Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1996.

Brian W. Lester, CFA®,

Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®,

Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 1996.

Christopher F. Petrosino, CFA®,

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2012.

Robert F. Pickels, CFA®

Senior Analyst/Managing Director of Focused Opportunities Group, has managed the Series since 2013.

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Marc Tommasi,

Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1996.

Virge J. Trotter, III, CFA®,

Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for each Class is $2,000. This minimum is waived for certain qualified retirement plans and participants in an automatic investment program. There is no minimum for subsequent investments. Class B, Z, D, and E shares are offered through the Fund and financial intermediaries. You may purchase or redeem shares of the Series directly with the Fund by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863), or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series’ shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information About the Series’

Investment Strategies and Risks

More Information About the Series’ Principal Investments

Equity securities — The Series may invest in equity securities of U.S. and foreign companies. The securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — The Series may invest in foreign stocks, including those in emerging markets, ADRs, and other U.S. dollar denominated securities of foreign issuers. ADRs are securities listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Currency hedging — In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

ETFs — The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About the Series’ Principal Risks

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the Series’ investments will fluctuate, which means that the Series could lose money on its investments.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign securities risk — The Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments —U.S. securities, for instance — the performance of the Series may lag these investments. The Series’ investments in foreign securities may be subject to foreign withholding and other taxes. Although in some countries all or a portion of these taxes are recoverable, the non-recovered portion will reduce the income received by the Series. In addition, the Series’ investments in foreign securities may increase or accelerate the Series’ recognition of ordinary income or may affect the timing or amount of the Series’ distributions.

Emerging market risk — The Series may be exposed to risks associated with its investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series may invest in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number

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of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to currency hedging and use of forward contracts — A fund that uses currency hedging will be exposed to additional risks. The value of the Series’ portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparty to a forward contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably relative to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency. The Series’ use of forward contracts is also subject to liquidity risk, which is discussed below.

Large-cap risk — The Series’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Risks related to exchange-traded funds (ETFs) — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Series’ investments in illiquid securities may reduce the returns of the Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Goal

The Series’ investment goal is to provide long-term growth by investing principally in the common stocks of companies located around the world. The Series’ Board of Directors may change the Series’ investment goal without obtaining the approval of the Series’ shareholders. If there is a material change in the Series’ investment goal, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs. The Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, LLC, 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, LLC managed $45.2 billion for individual and institutional investors as of December 31, 2012. The Advisor is responsible for the day-to-day portfolio management of the Series and generally oversees the Series’ overall business affairs, service providers and officers.

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As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

A management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®,

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Ebrahim Busheri, CFA®,

Senior Analyst/Managing Director of Emerging Growth Group

Joined the Advisor in 2011. Senior Analyst since 2011. Managing Director and member of Senior Research Group since 2012. Previous position held in the last five years: Consultant, Heritage Capital, 2007 – 2011.

Jeffrey S. Coons, Ph.D., CFA®,

President and Co-Director of Research

Joined the Advisor in 1993. Co-Director of Research since 2002. Member of Senior Research Group since 1993. President since 2010.

Jeffrey W. Donlon, CFA®,

Senior Analyst/Managing Director of Technology Group

Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®,

Senior Analyst/Managing Director of Capital Goods & Materials Group

Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®,

Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992.

Brian W. Lester, CFA®,

Senior Analyst/Managing Director of Life Sciences Group

Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®,

Senior Analyst/Managing Director of Equity Income Group

Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Christopher F. Petrosino, CFA®,

Senior Analyst/Managing Director of Quantitative Strategies Group

Joined the Advisor in 2001. Senior Analyst since 2009. Managing Director and member of Senior Research Group since 2012. Previous position held in last five years: Analyst, 2007-2009.

Robert F. Pickels, CFA®,

Senior Analyst/Managing Director of Focused Opportunities Group

Joined the Advisor in 2002. Senior Analyst since 2003. Member of World Opportunities Series Portfolio Management Team since 2013.

Marc Tommasi,

Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®,

Senior Analyst/Managing Director of Services Group

Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series.

The Advisor received its full management fee of 1.00% for the fiscal year ended December 31, 2012. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ annual report dated December 31, 2012, which covers the period January 1, 2012 through December 31, 2012.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any Distribution and Shareholder Services Fee (as defined below) payable under the Distribution and Shareholder Services Plan (as defined below) of the Fund.

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The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class B, Z, D and E shares are offered through the Fund and financial intermediaries. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. The Series offers more than one share class, each of which has its own eligibility criteria, cost structure, and other features. Other share classes are offered in separate prospectuses. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class Z shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series is not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class B, Z, D, and E shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund.

Distribution and Shareholder Services Plan

Class B, Z, D and E shares of the Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 1.00%, 0.75%, 0.50%, and 0.25%, respectively, of the Class’s average daily net assets in accordance with a distribution and shareholder services plan (the Distribution and Shareholder Services Plan) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class B, Z, D, and E shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class B, Z, D, and E shares, printing of prospectuses and reports for other than existing Class B, Z, D, and E shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of the Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

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Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series’ assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series’ remaining shareholders to bear greater portions of the Series’ fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

Actions by Authorized Representatives

Shareholders who establish an account directly with the Fund through a financial intermediary have authorized the registered representative indicated on the account application or subsequent documentation to perform transactions in the Series’ shares and certain account maintenances on behalf of the shareholders.

How to Buy Shares

Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for each Class is $2,000. The Fund reserves the right to change or waive each Class’s investment minimum in its sole discretion. These investment minimums may be waived for certain qualified retirement plans and participants in an automatic investment program. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons or certain U.S. persons living outside the U.S. Such persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. Investments that are received in an unacceptable form will be returned. The Fund maintains a check acceptance policy for share purchases. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:
Manning & Napier Fund, Inc.
P.O. Box 9845 Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your call that both the NYSE and banks are open).

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Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your order that both the NYSE and banks are open).

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear on the account registration.
•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a 30 calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•

Send a letter of instruction to Manning & Napier Fund, Inc., found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear in the account registration.

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•	State the name of the Series and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, and, as relevant, signatures, documentation and upon verification by the Fund (or its agent) of ACH information) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized a number of financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

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The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you (or your representative) place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

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Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000 not being sent to a bank account on record, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

4400 Computer Drive

Westborough, MA 01584

Automated account information: You can obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-593-4353 or by logging onto your account at www.manning-napier.com.

Disclosure of the Series’ Portfolio Holdings

The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manning-napier.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Series generally:

•	Pays dividends once a year, in December.

•	Makes capital gains distributions, if any, once a year, typically in December.

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The Series may pay additional distributions and dividends at other times if necessary for it to avoid a federal tax.

Unless you have instructed the Fund otherwise, capital gain distributions and dividends are reinvested in additional shares of the Class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series. Dividends and distributions are taxable whether received in cash or reinvested. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Series distributions; however, distributions from tax-deferred arrangements are generally subject to federal taxation.

TRANSACTION	FEDERAL TAX STATUS
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

Distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains, which is set at a maximum rate of 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Distributions that the Series receives from REITs, if any, generally will not be treated as qualified dividend income.

If the Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). Exempt-interest dividends do not constitute “net investment income” for this purpose.

Dividends and interest received by the Series may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on the Series’ securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Series’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Series will be eligible to, and may, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by the Series. Pursuant to the election, the Series will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If the Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series’ income from sources within, and taxes paid to, foreign countries and United States possessions.

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When you sell your shares in the Series, or exchange them for shares of a different fund, you will generally realize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your shares of the Series for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series.

The Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B the gross proceeds of Series shares you sell or redeem and also their cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held through a financial intermediary (such as a financial advisor or broker), please contact the financial intermediary with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

This discussion is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Series. Additional information about the tax consequences of investing in the Series may be found in the SAI.

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Manning & Napier Fund, Inc.

World Opportunities Series

Class B, Z, D and E Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manning-napier.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

Shareholder Mailings

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call 1-800-466-3863 or contact your financial intermediary.

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and quarterly statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com.

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.

Small Cap Series — Class B, Z, D and E Shares

Prospectus | May 1, 2013

www.manning-napier.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Manning & Napier Fund, Inc.

Summary Section	1
More Information About the Series’ Investment Strategies and Risks	5
Management	6
How to Buy, Exchange, and Redeem Shares	9
Investment and Account Information	11
Dividends, Distributions, and Taxes	13

Small Cap Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.

	Class B	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%	0.75%	0.50%	0.25%
Other Expenses	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fee and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.11%	1.86%	1.61%	1.36%

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class B	Class Z	Class D	Class E
1 Year	$214	$189	$164	$138
3 Years	$661	$585	$508	$431
5 Years	$1,134	$1,006	$876	$745
10 Years	$2,441	$2,180	$1,911	$1,635

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets go down.

•	Small company stocks go down in value or underperform larger company stocks.

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•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:

•	The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small companies may be less marketable than the stocks of larger companies.

•

Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies. Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market counties, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com

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Quarterly Returns

Highest (quarter ended 06/30/09): 25.88%

Lowest (quarter ended 12/31/08): (32.79)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
	1 Year	5 Years	10 Years	Since Current Activation on 4/30/92
Return Before Taxes	18.66%	(0.35)%	7.08%	7.24%
Return After Taxes on Distributions	18.66%	(0.39)%	5.86%	5.38%
Return After Taxes on Distributions and Sale of Series Shares	12.13%	(0.31)%	6.00%	5.49%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Total Return Index	16.01%	1.68%	7.11%	8.31%
Russell 2000® Index	16.35%	3.56%	9.72%	8.84%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, LLC.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Ebrahim Busheri, CFA®

Senior Analyst/Managing Director of Emerging Growth Group, has managed the Series since 2012.

Jeffrey S. Coons, Ph.D., CFA®

President and Co-Director of Research, has managed the Series since 1993.

Jeffrey W. Donlon, CFA®

Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®

Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®

Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1993.

Brian W. Lester, CFA®

Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®

Senior Analyst/Managing Director of Equity Income Group, has managed the Series since 1993.

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2012.

Robert F. Pickels, CFA®

Senior Analyst/Managing Director of Focused Opportunities Group, has managed the Series since 2013.

Marc Tommasi

Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1993.

Virge J. Trotter, III, CFA®

Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for each Class is $2,000. Class B, Z, D, and E shares are offered through the Fund and financial intermediaries. You may purchase or

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redeem shares of the Series directly with the Fund by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), by Internet (www.manning-napier.com), by telephone (1-800-466-3863), or by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Series distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information About the Series’

Investment Strategies and Risks

More Information About the Series’ Principal Investments

Equity securities — The Series may invest in equity securities of U.S. and foreign companies. The securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — The Series may invest in foreign stocks, including those in emerging markets, ADRs, and other U.S. dollar denominated securities of foreign issuers. ADRs are securities listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

ETFs — The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About the Series’ Principal Risks

Market risk — Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the Series’ investments will fluctuate, which means that the Series could lose money on its investments.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small cap risk — Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Accordingly, the Series may be more volatile than funds that invest in large- and mid-cap securities. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. In addition, smaller companies may have limited financial resources, product lines and markets. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap stocks, for instance—the performance of the Series will underperform those investments.

Foreign securities risk — The Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of the Series may lag these investments. The Series’ investments in foreign securities may be subject to foreign withholding and other taxes. Although in some countries all or a portion of these taxes are recoverable, the non-recovered portion will reduce the income received by the Series. In addition, the Series’ investments in foreign securities may increase or accelerate the Series’ recognition of ordinary income or may affect the timing or amount of the Series’ distributions.

Emerging market risk — The Series may be exposed to risks associated with its investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and

5

unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series may invest in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to Exchange-traded funds (ETFs) — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Series’ investments in illiquid securities may reduce the returns of the Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Policy and Investment Goal

The investment policy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its net assets in securities of companies with small market capitalizations. The Series will notify its shareholders at least 60 days prior to any change in its investment policy.

The Series’ Board of Directors may change the Series’ investment goal (described above under “Investment Goal”) without obtaining the approval of the Series’ shareholders. If there is a material change in the Series’ investment goal, shareholders will be notified 30 days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs. The Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, LLC, 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, LLC managed $45.2 billion for individual and institutional investors as of December 31, 2012. The Advisor is responsible for the day-to-day portfolio management of the Series and generally oversees the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

A management team made up of investment professionals and analysts employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

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The following people serve on the Advisor’s Senior Research Group, as noted:

Christian A. Andreach, CFA®,

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Ebrahim Busheri, CFA® ,

Senior Analyst/Managing Director of Emerging Growth Group

Joined the Advisor in 2011. Senior Analyst since 2011. Managing Director and member of Senior Research Group since 2012. Previous position held in the last five years: Consultant, Heritage Capital, 2007 – 2011.

Jeffrey S. Coons, Ph.D., CFA®,

President and Co-Director of Research

Joined the Advisor in 1993. Co-Director of Research since 2002. Member of Senior Research Group since 1993. President since 2010.

Jeffrey W. Donlon, CFA®,

Senior Analyst/Managing Director of Technology Group

Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004

Brian P. Gambill, CFA®,

Senior Analyst/Managing Director of Capital Goods & Materials Group

Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®,

Co-Head of Global Equities, Co-Director of Research /Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992.

Brian W. Lester, CFA®,

Senior Analyst/Managing Director of Life Sciences Group

Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®,

Senior Analyst/Managing Director of Equity Income Group

Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Christopher F. Petrosino, CFA®,

Senior Analyst/Managing Director of Quantitative Strategies Group

Joined the Advisor in 2001. Senior Analyst since 2009. Managing Director and member of Senior Research Group since 2012. Previous position held in last five years: Analyst, 2007 – 2009.

Robert F. Pickels, CFA®,

Senior Analyst/Managing Director of Focused Opportunities Group

Joined the Advisor in 2002. Senior Analyst since 2003. Member of Senior Research Group since 2013. Member of Small Cap Series Portfolio Management Team since 2013.

Marc Tommasi,

Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®,

Senior Analyst/Managing Director of Services Group

Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series.

The Advisor received its full management fee of 1.00% for the fiscal year ended December 31, 2012. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ annual report dated December 31, 2012, which covers the period January 1, 2012 through December 31, 2012.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any Distribution and Shareholder Services Fee (as defined below) payable under the Distribution and Shareholder Services Plan (as defined below) of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its

7

affiliates, not by the Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class B, Z, D and E shares are offered through the Fund and financial intermediaries. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. The Series offers more than one share class, each of which has its own eligibility criteria, cost structure, and other features. Other share classes are offered in separate prospectuses. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class Z shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series is not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class B, Z, D, and E shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund.

Distribution and Shareholder Services Plan

Class B, Z, D and E shares of the Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 1.00%, 0.75%, 0.50%, and 0.25%, respectively, of the

Class’s average daily net assets in accordance with a distribution and shareholder services plan (the Distribution and Shareholder Services Plan) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class B, Z, D, and E shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class B, Z, D, and E shares, printing of prospectuses and reports for other than existing Class B, Z, D, and E shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of the Series’ net assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series’ net assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series’ remaining shareholders to bear greater portions of the Series’ fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

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How to Buy, Exchange, and Redeem Shares

Actions by Authorized Representatives

Shareholders who establish an account directly with the Fund through a financial intermediary have authorized the registered representative indicated on the account application or subsequent documentation to perform transactions in the Series’ shares and certain account maintenances on behalf of the shareholders.

How to Buy Shares

Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for each Class is $2,000. The Fund reserves the right to change or waive each Class’s investment minimum in its sole discretion. These investment minimums may be waived for certain qualified retirement plans and participants in an automatic investment program. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons or certain U.S. persons living outside the U.S. Such persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. Investments that are received in an unacceptable form will be returned. The Fund maintains a check acceptance policy for share purchases. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:
Manning & Napier Fund, Inc.
P.O.	Box 9845
Providence, RI	02940-8045
•	To request an account application, call the Fund at 1-800-466-3863.Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

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You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your call that both the NYSE and banks are open).

Through the Internet

Adding to an Account

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If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your order that both the NYSE and banks are open).

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other

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Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

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Send a letter of instruction to Manning & Napier Fund, Inc., at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

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If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty (30) calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

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Send a letter of instruction to Manning & Napier Fund, Inc., at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

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If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from

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redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More About Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, and, as relevant, signatures, documentation and upon verification by the Fund (or its agent) of ACH information) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized a number of financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial

11

intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you (or your representative) place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000 not being sent to a bank account on record, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign

12

markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

4400 Computer Drive

Westborough, MA 01584

Automated account information: You can obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-593-4353 or by logging onto your account at www.manning-napier.com.

Disclosure of the Series’ Portfolio Holdings

The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manning-napier.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders

(with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Series generally:

•	Pays dividends once a year, in December.
•	Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for it to avoid a federal tax.

Unless you have instructed the Fund otherwise, capital gain distributions and dividends are reinvested in additional shares of the Class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series. Dividends and distributions are taxable whether received in cash or reinvested. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Series distributions; however, distributions from tax-deferred arrangements are generally subject to federal taxation.

TRANSACTION	FEDERAL TAX STATUS
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

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Distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains, which is set at a maximum rate of 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Distributions that the Series receives from REITs, if any, generally will not be treated as qualified dividend income.

If the Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Beginning January 1, 2013 U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). Exempt-interest dividends do not constitute “net investment income” for this purpose.

When you sell your shares in the Series, or exchange them for shares of a different fund, you will generally realize a taxable capital gain or loss for federal and state income tax purposes. If you have owned your shares of the Series for more than one year, any net long-term capital gains will qualify for the reduced rates of federal income taxation on long-term capital gains. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series.

The Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B the gross proceeds of Series shares you sell or redeem and also their cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held through a financial intermediary (such as a financial advisor or broker), please contact the financial intermediary with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

This discussion is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Series. Additional information about the tax consequences of investing in the Series may be found in the SAI.

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Manning & Napier Fund, Inc.

Small Cap Series

Class B, Z, D and E Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

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You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manning-napier.com.

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You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet website (http://www.sec.gov).

Shareholder Mailings

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call 1-800-466-3863 or contact your financial intermediary.

The Fund also offers electronic delivery of certain documents. Direct shareholders can elect to receive shareholder reports, prospectus updates, and quarterly statements via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.manning-napier.com.

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.

Statement of Additional Information dated May 1, 2013

This Statement of Additional Information (“SAI”) is not a prospectus, but expands upon and supplements the information contained in the current Prospectuses for each Series and Class listed below of Manning & Napier Fund, Inc. (the “Fund”), each dated May 1, 2013 and should be read in conjunction with them. You may obtain copies of the Fund’s current Prospectuses from Manning & Napier Advisors, LLC, 290 Woodcliff Drive, Fairport, NY 14450.

Except for the Commodity Series, each Series’ audited financial statements including the report of PricewaterhouseCoopers LLP (“PwC”) thereon, from the Series’ Annual Reports for the fiscal year ended December 31, 2012, are hereby incorporated by reference into this SAI. These Reports may be obtained without charge by calling 1-800-466-3863. Because the Commodity Series was not active during the 2012 fiscal year, no financial statement was prepared for this Series.

SERIES & CLASSES	TICKER	SERIES & CLASSES	TICKER
SMALL CAP SERIES		CORE PLUS BOND SERIES
SMALL CAP SERIES CLASS A	MNSMX	CORE PLUS BOND SERIES	EXCPX
SMALL CAP SERIES CLASS B
SMALL CAP SERIES CLASS Z		REAL ESTATE SERIES
SMALL CAP SERIES CLASS D		REAL ESTATE SERIES CLASS S	MNREX
SMALL CAP SERIES CLASS E		REAL ESTATE SERIES CLASS I	MNRIX
COMMODITY SERIES		EMERGING MARKETS SERIES
COMMODITY SERIES		EMERGING MARKETS SERIES	MNEMX

TECHNOLOGY SERIES		INFLATION FOCUS EQUITY SERIES
TECHNOLOGY SERIES	EXTCX	INFLATION FOCUS EQUITY SERIES	MNIFX

INTERNATIONAL SERIES		DIVERSIFIED TAX EXEMPT SERIES
INTERNATIONAL SERIES CLASS S	EXITX	DIVERSIFIED TAX EXEMPT SERIES	EXDVX
INTERNATIONAL SERIES CLASS I	MNIIX
NEW YORK TAX EXEMPT SERIES
LIFE SCIENCES SERIES		NEW YORK TAX EXEMPT SERIES	EXNTX
LIFE SCIENCES SERIES	EXLSX
OHIO TAX EXEMPT SERIES
WORLD OPPORTUNITIES SERIES		OHIO TAX EXEMPT SERIES	EXOTX
WORLD OPPORTUNITIES SERIES CLASS A	EXWAX
WORLD OPPORTUNITIES SERIES CLASS B		STRATEGIC INCOME CONSERVATIVE SERIES
WORLD OPPORTUNITIES SERIES CLASS Z		STRATEGIC INCOME CONSERVATIVE SERIES CLASS S	MSCBX
WORLD OPPORTUNITIES SERIES CLASS D		STRATEGIC INCOME CONSERVATIVE SERIES CLASS I	MSCIX
WORLD OPPORTUNITIES SERIES CLASS E		STRATEGIC INCOME MODERATE SERIES
HIGH YIELD BOND SERIES		STRATEGIC INCOME MODERATE SERIES CLASS S	MSMSX
HIGH YIELD BOND SERIES CLASS S	MNHYX	STRATEGIC INCOME MODERATE SERIES CLASS I	MSMAX
HIGH YIELD BOND SERIES CLASS I	MNHAX

GLOBAL FIXED INCOME SERIES
GLOBAL FIXED INCOME SERIES CLASS S	MNGSX
GLOBAL FIXED INCOME SERIES CLASS I	MNGIX

CORE BOND SERIES
CORE BOND SERIES	EXCRX

2

The Fund

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. This SAI relates to the following series of the Fund: Small Cap Series (Class A, B, Z, D and E), Commodity Series, Technology Series, International Series (Class S and I), Life Sciences Series, World Opportunities Series (Class A, B, Z, D and E), High Yield Bond Series (Class S and I), Global Fixed Income Series (Class S and I), Core Bond Series, Core Plus Bond Series, Real Estate Series (Class S and I), Emerging Markets Series, Inflation Focus Equity Series, Diversified Tax Exempt Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Strategic Income Conservative Series (Class S and I), and Strategic Income Moderate Series (Class S and I) (each a “Series”). Each Series is a separate mutual fund with its own investment objective, strategies and risks. The Fund’s Board of Directors (“Board” or “Board of Directors”) may, at its own discretion, create additional series of shares (and classes of such shares), each of which would have separate assets and liabilities.

Currently, the Fund has issued the following classes of shares of the Series: Class A, I, S, B, Z, D and E. As of the date of this SAI, the B, Z, D and E Shares, and Commodity Series are not operational.

Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, shareholder service fees and administrative expenses applicable to the respective class of shares as a result of its distribution and shareholder services arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, and (ii) each class has exclusive voting rights with respect to any distribution and/or shareholder service fees which relate only to such class. As a result of each class’ differing amount of distribution and/or shareholder services fees, shares of different classes of the same Series may have different NAVs per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund’s shareholders will vote in the aggregate and not by Series or class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

Shares of the Fund may not be available in every state. If a Series’ shares are not registered in a state, investments will not be accepted for the Series from shareholders in that state, and requests to exchange from another Series into that Series also will not be accepted. Please contact the Fund at 1-800-466-3863 for information about state availability.

Investment Goals

Each of the Series’ investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in its corresponding prospectus. The following sections provide additional information about each Series’ principal policies and strategies, as well as information about other policies and strategies.

The investment goals of the Small Cap Series, World Opportunities Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, Strategic Income Conservative Series, and Strategic Income Moderate Series are non-fundamental and may be changed by the Board of Directors without shareholder approval. If there is a material change in the goal of these Series, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.

The investment goals of the Commodity Series, Technology Series, International Series, Life Sciences Series, High Yield Bond Series, Diversified Tax Exempt Series, New York Tax Exempt Series and Ohio Tax Exempt Series are fundamental, which means that the investment goal of a Series may not be changed without the approval of a “majority of the outstanding voting securities” of such Series, as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”).

The Diversified Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax, under normal circumstances. The New York Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax, under normal circumstances. The Ohio Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax, under normal circumstances. These fundamental investment policies may not be changed without the approval of a “majority of the outstanding voting securities” of the Series, as such term is defined in the 1940 Act.

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The investment strategy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in companies with small market capitalizations. The investment strategy of the Commodity Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in commodity-based industries. The investment strategy of the Technology Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of technology-based industries. The investment strategy of the Life Sciences Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of companies involved in the life sciences and related industries. The investment strategy of the High Yield Bond Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds that are rated below investment grade (junk bonds) and other securities, principally exchanged traded funds (ETFs), that are designed to track the performance of non-investment grade securities. The investment strategy of the Global Fixed Income Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The investment strategy of the Core Bond Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The investment strategy of the Core Plus Bond Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other financial instruments with economic characteristics similar to bonds. The investment strategy of the Real Estate Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies that are principally engaged in the real estate industry. The investment strategy of the Emerging Markets Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of emerging market companies. The investment strategy of the Inflation Focus Equity Series is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Each of these Series will notify its shareholders at least sixty (60) days prior to any change in its respective 80% investment policy.

The Strategic Income Conservative Series and Strategic Income Moderate Series (hereinafter collectively referred to as the “Strategic Income Series”), are ‘funds of funds’, which means that each Series generally does not buy securities directly, but rather, allocates its respective assets among a different mix of mutual funds within the Fund, to meet a specified investment objective.

The Strategic Income Series are designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Strategic Income Conservative Series is managed with a more conservative asset allocation than the Strategic Income Moderate Series and, as such, the portfolio of the Strategic Income Conservative Series is more heavily allocated to fixed income securities.

Each Strategic Income Series seeks to achieve its investment objective by investing in a combination of other Series of the Fund (referred to as the underlying funds). The underlying funds currently may include a combination of the High Yield Bond Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Dividend Focus Series, and Inflation Focus Equity Series, as well as other Series of the Fund. The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. The Advisor reserves the right to modify the underlying fund weightings of a Series and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

Each of the Strategic Income Series may invest to a limited extent directly in equity and fixed income securities, exchange-traded funds (“ETFs”) and cash equivalents, including money market securities.

The Small Cap Series, Technology Series, International Series, Life Sciences Series, World Opportunities Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Diversified Tax Exempt Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Strategic Income Conservative Series, and Conservative Income Moderate Series are diversified mutual funds. The Commodity Series, High Yield Bond Series, Global Fixed Income Series, Emerging Markets Series, and Inflation Focus Equity Series are non-diversified.

For the Strategic Income Conservative Series and Strategic Income Moderate Series, certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Investment Policies and Risks

Except as explicitly stated otherwise, all investment policies of the Series are non-fundamental and may be changed by the Board of Directors without shareholder approval.

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EQUITY INVESTMENTS

Common Stocks. Each Series, with the exception of the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series (hereinafter collectively referred to as the “Tax Exempt Series”), Core Bond Series, Core Plus Bond Series, High Yield Bond Series, and Global Fixed Income Series, may purchase exchange-traded and over the counter (“OTC”) common stocks. The High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series may acquire and hold common stocks temporarily if such investments are acquired in connection with the Series’ other investment activities. The Advisor expects to divest the High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series of any common stocks they receive promptly after their acquisition.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and, frequently, an exclusive right to do so.

Securities traded on OTC markets are not listed and traded on an organized exchange such as the New York Stock Exchange (“NYSE”). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Series invest may not be as great as that of exchange-listed stocks and, if the Series were to dispose of such stocks, the Series may have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Small and mid-size company securities. Under normal circumstances, the Small Cap Series will invest at least 80% of its net assets in securities of companies with small market capitalizations, defined, generally, as a company with a market capitalization of less than $3 billion at the time of purchase.

In addition, each of the Series that may invest in equity securities may invest in small and mid-size companies. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. They may have limited trading markets that may be subject to wide price fluctuations. Small and mid-size companies may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. Small and mid-size companies may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small and mid-size companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small and mid-size companies may suffer significant losses.

Depository Receipts. Each Series which may purchase common stock may purchase Depository Receipts. Depository Receipts represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depository. Depository Receipts are not necessarily denominated in the same currency as the underlying securities. American Depository Receipts (“ADRs”), are dollar-denominated Depository Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Depository Receipts may be “sponsored” or “unsponsored.” Sponsored Depository Receipts are established jointly by a depository and the underlying issuer, whereas unsponsored Depository Receipts may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depository Receipts generally bear all the costs associated with establishing unsponsored Depository Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Initial Public Offerings (“IPOs”). Each Series which may purchase common stock may purchase shares issued as part of, or a short period after, a company’s initial public offering, and may at times dispose of those shares shortly after their acquisition. A Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers tends to be volatile, and share prices of newly-public companies tend to fluctuate significantly over short periods of time.

Preferred Stocks. Each Series (with the exception of the Tax Exempt Series) may invest in preferred stocks. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, although they may carry limited voting rights. Preferred stocks also normally have preference over the corporation’s assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate and may

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entitle the holder to acquire the issuer’s stock by exchange or purchase for a predetermined rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Series can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible Securities. Each Series (with the exception of the Tax Exempt Series) may invest in securities that are convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.

Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities may be rated below investment grade (“high yield”) or not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a Series’ ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants. Each Series (with the exception of the Tax Exempt Series, Core Bond Series, and Core Plus Bond Series) may purchase warrants. Warrants acquired by a Series entitle it to buy common stock from the issuer at a specified price and time. Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Series may or may not be listed on a national securities exchange. None of the Series (with the exception of the Real Estate Series and Global Fixed Income Series) may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on either the New York Stock Exchange or the NYSE MKT LLC (formerly, the American Stock Exchange and NYSE Amex Equities).

Real Estate Investment Trusts (“REITs”). Each Series (with the exception of the Tax Exempt Series, Core Bond Series, and Core Plus Bond Series) may invest in shares of real estate investment trusts, which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks may include, but are not limited to, the following: declines in the value of real estate; risks

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related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) or its failure to maintain exemption from registration under the 1940 Act). By investing in REITs indirectly through a fund, shareholders will bear not only the proportionate share of the expenses of the fund, but also, indirectly, similar expenses of underlying REITs.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

REITs, especially Mortgage REITs, are subject to interest rate risk. In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long term bonds. This may cause the price of REITs to decline, which may affect the price of a Series. Higher interest rates also increase the cost of financing for property purchases and improvements and may make financing more difficult to obtain. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by Mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and Equity REITs may be affected by the ability of tenants to pay rent. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties.

Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies.

Trust Certificates, Partnership Interests and Equity Participations. Each Series (with the exception of the Tax Exempt Series, Core Bond Series, and Core Plus Bond Series) may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the Series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.

FIXED INCOME INVESTMENTS

Corporate Debt Obligations. Each Series may invest in corporate debt obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities. Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association (“Fannie Mae”), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks (“FHLB”), Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association (“Sallie Mae”).

Obligations of U.S. Government agencies and instrumentalities such as Fannie Mae, FHLB, FHLMC and Sallie Mae are not supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

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A Series will invest in securities of such instrumentalities only when the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), is satisfied that the credit risk with respect to any instrumentality is consistent with the Series’ goal and strategies.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Mortgage-Backed Securities. Each Series (except for the Tax Exempt Series) may invest in mortgage-backed securities, which represent an interest in a pool of mortgage loans. Some of these securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Series (except for the Tax Exempt Series and Real Estate Series) may also invest in private pass-through securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Each Series other than the Core Bond Series may invest in CMOs and REMICs without restriction as to any specific ratings agency security rating. The Core Bond Series may invest in CMOs and REMICs that are rated as investment grade by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service (“Moody’s”). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer’s general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series, which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

The privately issued mortgage-backed securities in which a Series invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

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Mortgage Dollar Rolls. Each Series (except for the Real Estate Series) may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. A mortgage dollar roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potential reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed as a collateralized borrowing in which a Series pledges a mortgage-backed security to a counterparty to obtain cash. The counterparty with which a Series enters into a mortgage dollar roll transaction is not required to return the same securities as those originally sold by the Series, but rather only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Series generally must be of the same type, coupon, and maturity and meet the “good delivery guidelines” established by the Bond Market Association, which is a private trade association of dealers in debt securities. Notwithstanding a dealer’s compliance with the “good delivery guidelines,” a Series may assume some risk because the characteristics of the mortgage-backed securities delivered to the Series may be less favorable than the mortgage-backed securities the Series delivered to the dealer. If the broker-dealer to whom a Series sells the securities becomes insolvent, the Series’ right to repurchase the securities may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the securities may change adversely over the term of the mortgage dollar roll and that the securities a Series is required to repurchase may be worth less than the securities that the Series originally held. To avoid senior security concerns, a Series will “cover” any mortgage dollar roll as required by the 1940 Act.

Asset-Backed Securities. Each Series (except for the Tax Exempt Series and Real Estate Series) may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

Collateralized Debt Obligations. Each Series (except for the Real Estate Series) may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

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The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Series as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Series may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

High Yield Securities. High yield securities are fixed income securities that are rated below BBB by S&P or Baa by Moody’s and are considered to be “below investment grade” because they are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The Global Fixed Income Series, World Opportunities Series, and Core Plus Bond Series may invest up to 20% of their assets in corporate debt securities rated below investment grade. The Emerging Markets Series, Inflation Focus Equity Series and Real Estate Series may invest up to 5% of its assets in debt securities rated below investment grade. Under normal circumstances, the High Yield Bond Series will invest at least 80% of its net assets in bonds rated below investment grade and similar investments. The High Yield Bond Series may invest up to 100% of its assets in corporate or government debt securities rated below investment grade. The Series may invest in securities with any rating, including those that have defaulted, are not rated, or have had their rating withdrawn.

Market prices of these securities may fluctuate more than higher rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series’ policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor’s own independent and ongoing review of credit quality. In the event the World Opportunities Series, Global Fixed Income Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, or Strategic Income Series purchases an investment grade fixed income security that is subsequently downgraded to a high yield security, as discussed in this paragraph, the Advisor will review and take appropriate action, including no action, with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings of high yield securities. For a description of the above ratings, see Appendix A.

Yankee Bonds. Each Series may invest in U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission (“SEC”) or issue securities under Rule 144A of the 1933 Act (“Yankee bonds”). These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker’s acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee bonds, as obligations of foreign issuers, are subject to the same types of risks discussed in “Foreign Securities” below. The Yankee bonds selected for a Series will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations of Supranational Agencies. Currently, the High Yield Bond Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, and Strategic Income Series may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Union and the European Investment Bank. For concentration purposes, supranational entities are considered an industry. Investment in these entities is subject to the Series’ other restrictions on investments in foreign securities described below.

Zero-Coupon Bonds. Each of the Series may invest in so-called “zero-coupon” bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

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Inflation Protected Securities. The Inflation Focus Equity Series may invest in inflation protected securities, which are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury, foreign governments, or U.S. or foreign companies. The relationship between an inflation protected security and its associated inflation index affects both the sum the Series is paid when the security matures and the amount of interest that the security pays the Series. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decrease. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Series receives the adjusted principal of the original principal, whichever is greater.

Variable and Floating Rate Instruments. Certain of the obligations that may be purchased by a Series may carry variable or floating rates of interest. These obligations may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A Series could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.

Short-Term Investments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see Appendix A.

Risks of Fixed Income Securities. Investments in fixed income securities may subject a Series to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Series to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Series will suffer from the inability to invest in higher yield securities.

OTHER INVESTMENTS

Foreign securities. Except as noted, all of a Series’ policies regarding foreign securities discussed below are non-fundamental.

The International Series will, under normal circumstances, invest at least 65% of its total assets, and expects to be fully invested (excluding cash positions), in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries. Each of the International Series and World Opportunities Series may invest up to 100% of its assets in foreign securities. The Small Cap Series, Life Sciences Series, Technology Series, and Real Estate Series may not purchase foreign securities if as a result of the purchase of such securities more than 50% of a Series’ assets would be invested in foreign securities. The foregoing restrictions of the Small Cap, Life Sciences, Technology Series, and Real Estate Series shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American Depository Receipts (“ADRs”) that are traded either on a domestic securities exchange or in the United States on the over-the-counter market. Each of the Tax Exempt Series may not purchase foreign securities. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

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The Core Bond Series may not invest in non-dollar denominated securities. The Core Plus Bond Series may invest up to 20% of its assets in non-dollar denominated securities, including securities issued by companies located in emerging markets. Each of the Core Bond Series and Core Plus Bond Series will invest no more than 20% of its assets in securities issued by any one foreign government.

The Emerging Markets Series will normally invest at least 80% of its net assets in securities of emerging market companies. There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries. The Series may invest up to 100% of its assets in foreign securities. Foreign securities may be denominated either in U.S. dollars or foreign currencies. The Inflation Focus Equity Series may invest up to 100% of its assets in foreign securities, including those that are not publicly traded in the United States. There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries. Foreign securities may be denominated either in U.S. dollars or foreign currencies.

The restrictions set forth in this paragraph are fundamental policies that cannot be changed without the approval of a majority of the outstanding voting securities of the Series, as defined in the 1940 Act. The World Opportunities Series may invest up to 35% of its total assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities. The Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, and World Opportunities Series will invest no more than 25% of their assets in securities issued by any one foreign government. The Commodity Series may invest up to 100% and the High Yield Bond Series may invest up to 50% of their assets in foreign securities which are not publicly traded in the United States. Each Series that may invest in equity securities may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by ADRs that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

The Strategic Income Series’ investments in foreign securities will be of the same types and quality as the domestic securities in which the Series may invest. The Strategic Income Series may invest in foreign securities when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment goals of the Series.

There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets, which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. The policies of the Global Fixed Income Series, Core Plus Bond Series, Emerging Markets Series, and Inflation Focus Equity Series under which they have no limit on the amount they may invest in any one country may involve a higher degree of risk than if the Series were more diversified among countries. The special risks associated with investing in a small number of countries include a greater effect on portfolio holdings of country-specific economic factors, currency fluctuations, and country-specific social or political factors. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

A Series’ investments in emerging markets can be considered speculative, and therefore may offer greater potential for gains and losses than investments in developed markets of the world. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

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Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Series’ investments are denominated relative to the U.S. dollar will affect the Series’ net asset value (“NAV”). Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Series’ securities are quoted would reduce the Series’ NAV per share.

Commodity securities. The Commodity Series concentrates its investments in the securities of companies in commodity-based industries. Under normal circumstances, the Commodity Series will invest at least 80% of its net assets in securities of companies in commodity-based industries. The special risk associated with investing in commodity-based industries is that earnings and dividends are greatly affected by changes in the prices of, and in supply and demand for, certain commodities. Prices as well as supply and demand factors can fluctuate significantly over a short period of time due to such factors as: policies of commodity cartels; changes in international politics; the regulatory environment; governmental subsidy and tax policies; weather; and the economic growth and political stability of countries which produce or consume large amounts of various commodities.

Technology securities. The Technology Series concentrates its investments in the securities of companies in technology-based industries. Under normal circumstances, the Technology Series will invest at least 80% its net assets in securities of companies in technology-based industries. Earnings prospects of these companies may be particularly uncertain or volatile for a variety of reasons. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. These companies may also have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Products and services they offer may not prove to be commercially successful or may be rendered obsolete by advances in science and technology. Prices of technology company stocks often change collectively without regard to the merits of individual companies. In addition, biotechnology companies may be subject to extensive regulatory requirements causing considerable expense and delay. These industries are also characterized by competition and rapid technological developments that may make a company’s products or services obsolete in a short period of time. Hence, such stocks may exhibit relatively high price volatility and involve a high degree of risk.

Life sciences securities. The Life Sciences Series concentrates its investments in the securities of companies involved in the life sciences industry. Under normal circumstances, the Life Sciences Series will invest at least 80% of its net assets in securities of companies involved in the life sciences industry. Earnings prospects of these companies may be uncertain or volatile for a variety of reasons. For example, the life sciences industry is subject to substantial government regulation and, in some instances, funding or subsidies. Accordingly, changes in government policies or regulations could have a material effect on the demand and/or supply of products and services. Also, life sciences companies may be subject to extensive regulatory requirements that may cause considerable expense and delay. In addition, scientific and technological advances present the risk that products and services may be subject to rapid obsolescence. Moreover, there may be significant liability risks associated with medical or environmental products and services. Further, companies in this sector face the risks associated with developing and commercializing new products, including uncertainty in timing and the possibility of failure.

Real estate securities. The Real Estate Series concentrates its investments in the securities of companies in the real estate industry. Under normal circumstances, the Real Estate Series will invest at least 80% of its assets in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. Examples of companies in which the Real Estate Series may invest include those in the following areas: REITs, real estate operating companies (“REOCs”), real estate developers and brokers, building suppliers, and mortgage lenders.

REOCs are corporations that engage in the development, management or financing of real estate. REOCs are publicly traded real estate companies that are taxed at the corporate level, unlike REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower corporate taxation that are a common characteristic of REITs. The value of the Series’ REOC securities generally will be affected by the same factors that adversely affect a REIT. For more information about REITs, see “Real Estate Investment Trusts.”

Although the Real Estate Series may not invest directly in real estate, concentration in securities of companies that are principally engaged in the United States real estate industry exposes the Series to special risks associated with the direct ownership of real estate, and an investment in the Series will be closely linked to the performance of the real estate markets. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack

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of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Tax-exempt securities. The New York Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax (“AMT”), under normal circumstances. The Ohio Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including AMT, under normal circumstances. The Diversified Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal income tax, including AMT, under normal circumstances.

Each Tax Exempt Series will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any “industry”. However, tax-exempt securities backed only by the assets and revenues of nongovernmental users may for this purpose (and for the diversification purposes discussed above) be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

In general, the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

It is nonetheless possible that a Tax Exempt Series may invest more than 25% of its assets in a broader segment of the market (but not in one industry) for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or transportation revenue obligations. This would be the case only if the Advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of issuers (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment in part upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction, a sufficient level of occupancy, sound management, adequate rent to cover operating expenses, changes in applicable laws and governmental regulations and social and economic trends.

Health care facilities include life care facilities, nursing homes and hospitals. Bonds to finance these facilities are issued by various authorities. The bonds are typically secured by the revenues of each facility and not by state or local government tax payments. The projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure future liabilities. Life care facilities and nursing homes may be affected by regulatory cost restrictions applied to health care delivery in general, restrictions imposed by medical insurance companies and competition from alternative health care or conventional housing facilities. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

In recent years, nationally recognized rating organizations have reduced their ratings of a substantial number of the obligations of issuers in the health care sector of the tax-exempt securities market. Reform of the health care system is a topic of increasing discussion in the United States, with proposals ranging from reform of the existing employer-based system of insurance to a single-payer, public program. Depending upon their terms, certain reform proposals could have an adverse impact on certain health care sector issuers of tax-exempt securities.

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Risk Factors Relating to New York and Ohio Tax Exempt Securities

New York and Ohio Tax Exempt Securities are municipal securities issued by or on behalf of, the States of New York and Ohio, respectively, or their counties, municipalities, authorities or other subdivisions. The New York and Ohio Tax Exempt Series are state-specific municipal funds that invest substantially all of their assets in such New York and Ohio municipal securities, respectively.

Securities of state-specific municipal funds are subject to the same general risks associated with other municipal funds’ securities. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. For example, the ability of issuers to pay interest on, and repay principal of, municipal securities of a given state may be affected by: (1) amendments to the state’s Constitution and related statutes that limit the taxing and spending authority of the state’s government entities; (2) voter initiatives; (3) civil actions; (4) a wide variety of state laws and regulations; (5) natural disasters, such as earthquakes, floods, droughts, wildfires and hurricanes, and terrorist attacks; and (6) the general financial condition of the state. Accordingly, a fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

Municipal securities that are payable only from the revenues derived from a particular facility may be adversely affected by a state’s laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal. For example, laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities may have the effect of reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured, in whole or in part, by a state governmentally created fund, may be adversely affected by state laws or regulations that restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of predicting (a) which specific municipal securities a state-specific municipal fund will invest in from time to time; and (b) the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations in a given state, it is not presently possible to determine the impact of such laws and regulations on the securities in which a state-specific municipal fund may invest or on the shares of the state-specific municipal fund. In addition, the Fund cannot predict what legislation, if any, may be proposed in a state’s legislature in regards to the state personal income tax status of the interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal securities for investment by a Series and the value of the Series’ investments.

The Tax Exempt Series will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes, and the Adviser will not independently verify that opinion. Subsequent to a Series’ acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Series as “exempt-interest dividends” could be adversely affected, subjecting the Series’ shareholders to increased federal income tax liabilities. The Internal Revenue Service (“IRS”) also may determine that a municipal bond issued as tax-exempt should in fact be taxable. If a Series held such a bond, it might have to distribute taxable ordinary income dividends or reclassify as taxable income previously distributed as exempt-interest dividends. Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be subject to capital gains taxes.

Derivative Securities. Each Series may from time to time, in accordance with its respective investment policies, purchase certain “derivative” securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest rates, or indices, and include, but are not limited to, futures, options, swaps, index-linked notes, foreign currency exchange contracts, structured notes, and certain asset-backed and mortgage-backed securities.

Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that the Series will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

The Advisor will evaluate the risks presented by the derivative securities purchased by a Series, and will determine, in connection with its day-to-day management of the Series, how they will be used in furtherance of the Series’ investment objectives. It is possible, however, that the Advisor’s evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Series will, because of the risks discussed above, incur loss as a result of their investments in derivative securities. For more information about the Series’ use of derivatives, see “Derivative Transactions” below.

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The High Yield Bond Series, Core Bond Series and Core Plus Bond Series may invest in “index total return swaps” and/or “index-linked notes” to provide exposure to the high yield bond market. The Real Estate Series also may invest in “index total return swaps” and/or “index-linked notes”. An index total return swap is a contract entered into by the Series and a counterparty whereby the Series agrees to deliver a particular income stream to the counterparty in exchange for a corresponding income stream that will replicate the performance of a benchmark of high yield bonds. Index-linked notes are securities issued by an entity (i.e. a U.S. Agency) whose coupon or principal repayment is dependent upon the total return of given fixed income index (e.g. the Barclays High Yield Index). It is anticipated that a portion of the assets of the High Yield Bond Series, Core Bond Series and Core Plus Bond Series will be invested in one or both of the aforementioned derivatives.

In the case of the index-linked note, a Series is subject to the credit risk of the issuing entity. A Series is also subject to the risk that the swap, and to a lesser extent the index-linked note, is not liquid, and that interest payments from the counterparty and the coupon/principal repayments of the index linked note are subject to the performance of the underlying benchmark.

Hybrid Instruments. The Core Bond Series and Core Plus Bond Series may invest in certain types of hybrid instruments, which are a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero.

Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Series to the credit risk of the issuer of the hybrids.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A commodity-linked note pays a return linked to the performance of a commodity or basket of commodities over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity (or basket). Commodity linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates. The Series will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Series’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Swap Agreements. Each Series may invest in swap agreements. Swap agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

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Swap agreements can be structured to increase or decrease a Series’ exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a Series’ exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a Series agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a Series’ exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a Series’ investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a Series, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a Series, a Series must be prepared to make such payments when they are due. In order to help minimize risks, a Series will earmark on the books of the Series or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a Series to earmark or segregate assets in the amount of the accrued amounts owed under the swap.

Bank Loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. Certain Series may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). A Series may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). A Series considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Series having a contractual relationship only with the Lender, not with the borrower. The Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Series may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Series will acquire Participations only if the Lender interpositioned between the Series and the borrower is determined by the Series’ manager to be creditworthy. When the Series purchases Assignments from Lenders, the Series will acquire direct rights against the borrower on the Loan, and will not have exposure to the Lender’s credit risk. The Series may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby a Series would agree to purchase a Participation or Assignment at set terms in the future. A Series may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Series anticipate that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Series’ ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Series’ manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Series holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Series’ assets invested in illiquid assets would increase.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Series may not recover its investment or recovery may be delayed.

The Loans in which the Series may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Series’ rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

DERIVATIVE TRANSACTIONS

With the exception of the Commodity Series and High Yield Bond Series, all of a Series’ policies regarding options discussed below are non-fundamental.

In General. Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series’ portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each Series may write covered call options on common stocks (fixed income securities in the case of the Global Fixed Income Series, High Yield Bond Series, Core Bond Series, and Core Plus Bond Series); may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also

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authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options on Securities. As a means of protecting its assets against market declines, and in an attempt to earn additional gain, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

When a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option’s exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation (“OCC”), which also serves as the clearinghouse for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a Series will have exercise prices which may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called “deep-in-the-money” options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option written by a Series expires unexercised, the Series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option written by a Series is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series’ obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

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A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will earmark or segregate cash or liquid assets equal to the amount of the Series’ assets that could be required to consummate the put options. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series’ portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the “exercise price”) at any time up to a specified future date (the “expiration date”).

Purchase of a put option creates a “hedge” against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where the writer obtains greater current income at the risk of foregoing potential future gains, the purchaser of a put option is in effect foregoing current income in return for reducing the risk of potential future losses.

A Series may purchase put options as a means of “locking in” profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security, and should the security decline in value below the exercise price of the put option, a Series may elect to exercise the option and “put” or sell the security to the party that sold the put option to that Series at the exercise price. In this case, a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risk Factors and Certain Other Factors Relating to Options. Positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same security, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a Series would be unable to use the cash or liquid assets held as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular classes or series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers’ orders.

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Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Advisor may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

If a Series writes an over-the-counter (“OTC”) option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security (“in-the-money”). For an OTC option a Series writes, it will treat as illiquid (for purposes of the net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is “in-the-money”. In accordance with the SEC’s current position, a Series will generally also treat as illiquid any OTC option held by it. The Real Estate Series does not intend to purchase OTC options.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

A Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions, which the Series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by a Series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts. Each Series may enter into stock index futures contracts to provide: (i) a hedge for a portion of the Series’ portfolio; (ii) a cash management tool; or (iii) an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge a Series’ portfolio, a Series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The Series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute “bona fide hedging” under Commodity Futures Trading Commission (“CFTC”) rules would exceed 5% of the liquidation value of the Series’ total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series’ portfolio. A Series will comply with guidelines established by the SEC with respect to the covering of obligations under futures contracts and will earmark or segregate cash or liquid assets in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by a Series upon the purchase or sale of a stock index futures contract. Upon entering into a futures contract, a Series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as “initial margin.” This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

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Subsequent payments, called “variation margin”, to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market”. For example, when the Series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and a Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and the Series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, a Series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. A Series may purchase or sell stock index futures contracts with respect to any stock index, but the Advisor anticipates that it will sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series’ portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical underlying with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realizes a gain; if it is more, the Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realizes a gain; if it is less, the Series realizes a loss. If the Series is not able to enter into offsetting transactions, the Series will continue to be required to maintain the margin deposits on the stock index futures contract.

A Series may elect to close out some or all of its futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. A Series may close its positions by taking opposite positions which would operate to terminate its position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and the Series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a Series intends to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist at any particular time. Accordingly, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by a Series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series’ portfolio securities sought to be hedged.

Successful use of stock index futures contracts by a Series for hedging purposes also depends on the Advisor’s ability to correctly predict movements in the direction of the market. It is possible that, when a Series has sold futures to hedge its portfolio against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in the Series’ portfolio might decline. If this were to occur, the Series would lose money on the futures and also would experience a decline in value in its portfolio securities. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Series’ portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that they had hedged, because they would have offsetting losses in their futures positions. In addition, in such situations, if a Series had insufficient cash, it might have to sell securities to meet its daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, a Series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the futures contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the

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futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

A Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. See “Risk Factors and Certain Other Factors Relating to Options” above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures on Securities. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on municipal securities but are traded on government securities, broad-based indexes of securities, and certain corporate equity securities (single stock futures). By purchasing futures on securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Series’ futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series is authorized to enter into forward foreign currency exchange contracts. In addition, each Series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as “transaction hedging”.

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as “position hedging”. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

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Each Series will earmark on the books of the Fund or segregate cash or liquid securities equal to the amount of that Series’ assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be earmarked or segregated daily so that the value will equal the amount of such commitments by such Series.

Currency Futures Contracts and Options on Futures Contracts. Each Series is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A “sale” of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A “purchase” of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. A Series will not enter into a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute “bona fide hedging” under CFTC rules will exceed 5% of the liquidation value of the Series’ total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series’ portfolio. A Series will comply with guidelines established by the SEC with respect to covering of obligations under futures contracts and will earmark on the books of the Fund or segregate cash and/or liquid securities in a separate account in the amount prescribed.

Although each Series intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series’ portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options is dependent on the existence of a liquid secondary market. It is not certain that a liquid market will exist for any particular futures contracts. See “Risk Factors and Certain Other Factors Relating to Options” above for possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by a Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or by earmarking on the books of the Fund or segregating cash or liquid securities in an amount sufficient to fulfill the obligations undertaken by the futures contract. A put option sold by a Series is covered when, among other things, cash or liquid assets are earmarked on the books of the Series or placed in a segregated account to fulfill the obligations undertaken.

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Foreign Currency Options. Each Series, except for the Tax Exempt Series, is authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. A Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a higher return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors that influence foreign exchange rates and investments generally.

Risks Associated with Hedging Strategies. There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a “regulated investment company” under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a Series less liquid and harder to value, especially in declining markets.

OTHER INVESTMENT POLICIES

Repurchase Agreements. Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities (“collateral”) from various financial institutions such as a bank or broker-dealer (a “seller”) which the Advisor deems to be creditworthy, subject to the seller’s agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series’ custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities.

Investment Companies. Investment company securities are securities of other open-end or closed-end investment companies or unit investment trusts. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Series’ total assets in any one investment company and no more than 10% in any combination of investment companies.

These limitations do not apply to a Series’ investments in money market funds. To the extent a Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. A Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international, emerging markets, or global fund can invest in the securities markets of those countries.

The Strategic Income Series may invest in securities of open-end investment companies, including ETFs organized as open-end investment companies, closed-end investment companies or unit investment trusts, including ETFs organized as unit investment trusts. As previously stated, each of the Strategic Income Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds in order to meet its investment objectives. The Series will invest in the underlying funds in excess of the limits set forth above in reliance on an exemption provided under the 1940 Act with respect to investments made in other investment companies that are part of the same group of investment companies as the Series. Each of the underlying funds will not invest in investment companies in excess of the limits set forth above except to the extent permitted by any rule, regulation or order of the SEC. A Series and an underlying fund may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC.

Investments in closed-end investment companies may involve the payment of substantial premiums above the NAV of such issuer’s portfolio securities and are subject to limitations under the 1940 Act. A Series also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”

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ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts (“UITs”). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

The following two paragraphs apply to all the Series with the exception of the Commodity Series.

Each Series may invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time. A Series may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. The Series do not intend to invest in other investment companies, except money market funds, unless, in the judgment of the Advisor, the potential benefits of such investments exceed the associated costs (which include any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

The Series may invest in iShares Funds, which are ETFs issued by iShares Trust and iShares, Inc. Pursuant to an exemptive order issued to iShares® and procedures adopted by the Fund’s Board of Directors, the Series may invest in an iShares® Fund beyond the limits set forth in section 12(d)(1)(A) of the 1940 Act, subject to certain terms and conditions. iShares® is a registered trademark of BlackRock Fund Advisors (“BFA”). Neither BFA nor the iShares® Funds make any representations regarding the advisability of investing in a Series.

The following paragraph applies to the Commodity Series.

The Commodity Series will not purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment). The Series may invest in shares of closed-end investment companies traded on national exchanges to the extent permitted by applicable law. The Series will not invest in investment companies in excess of these limits except to the extent permitted by any rule, regulation or order of the U.S. Securities and Exchange Commission (the “SEC”). The Series may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. The Series does not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investments exceed the associated costs (which include any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

Exchange-Traded Products (ETPs) — Certain Series may purchase shares of or interests in ETPs, which may or may not be investment companies registered under the 1940 Act. The risks of owning interests of an ETP, such as an exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETP or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, a Series indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Series and its shareholders directly bear in connection with the Series’ operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on the target commodity index less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing fixed income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Securities Lending. Each Series, with the exception of the Commodity Series, may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Directors. These loans, if and when made, may not exceed 33 1/3% of a Series’ total assets taken at value (including the loan collateral). A Series will not lend portfolio securities to its investment advisor, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Series. By lending its securities, a Series may increase its income by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

A Series may pay a part of the income earned to a third party (such as the Fund’s custodian) for acting as the Series’ securities lending agent. A Series will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Series must be able to terminate the loan on demand; (iv) the Series must receive reasonable interest on the loan, in addition to payments reflecting the amount of any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan; and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Series must terminate the loan and regain the right to vote the securities. Loans may involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Series’ ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays.

Investing the cash collateral subjects a Series to market risk. A Series remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Series, and the Series may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

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Short Sales. Each Series may, within limits, engage in short sales “against the box”. A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. For the Commodity Series, no more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge. The Series have no current intention to engage in short sales against the box. A short sale against the box may be a taxable transaction for a Series.

Forward Commitments or Purchases on a When-Issued Basis. Each Series, with the exception of the Real Estate Series, may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will earmark on the books of the Series or maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment in Illiquid and Restricted Securities. The Series may not purchase illiquid securities, i.e., securities that cannot be disposed of at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities; however, the Commodity Series is subject to a 10% net asset limitation.

Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to “qualified institutional buyers.” The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Advisor pursuant to procedures adopted by the Board of Directors. The Series’ ability to invest in restricted securities includes investments in unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding publicly traded equity securities of the same class (a “private investment in public equity,” or a “PIPE”).

Diversification. Each Series (except for the Commodity Series, High Yield Bond Series, Global Fixed Income Series, Emerging Markets Series, and Inflation Focus Equity Series) is diversified under the 1940 Act.

The Commodity Series, High Yield Bond Series, Global Fixed Income Series, Emerging Markets Series and Inflation Focus Equity Series are non-diversified under the 1940 Act. Non-diversified funds may invest a higher percentage of their assets in the securities of a single issuer than a series that is diversified. The value of these non-diversified Series may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund would be.

Each Series intends to satisfy the diversification requirements necessary to qualify as a RIC under the Code, which among other asset limitations requires that the Series be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer and 10% of the outstanding voting securities of such issuer) as to 50% of their assets.

Borrowings. Each Series may borrow money subject to its fundamental and non-fundamental investment policies. Borrowing money will subject a Series to interest costs. The Series generally borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The Series may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). The Series may establish lines of credit with certain banks by which they may borrow funds for temporary or emergency purposes. The Series may use lines of credit to meet large or unexpected redemptions that would otherwise force the Series to liquidate securities under circumstances which are unfavorable to the Series’ remaining shareholders. A Series may be required to maintain minimum average balances in connection with its use of a line of credit or to pay a commitment or other fee to maintain the line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Investment Restrictions

Each Series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the Series’ outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

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The following restrictions apply to all the Series with the exception of the Commodity Series, High Yield Bond Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, and Strategic Income Series.

None of the Series may:

1. Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

2. Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Except as discussed below, purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions. The foregoing policy generally applies to the Life Sciences Series, except that this Series has adopted a fundamental policy to concentrate its investments in securities issued by companies primarily engaged in the life sciences industry. The foregoing policy generally applies to the Technology Series, except that this Series has adopted a fundamental policy to concentrate its investments in securities issued by companies primarily engaged in the technology industry.

4. Make loans, except that each Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

5. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Series’ SAI or as permitted by the 1940 Act, and any rule, regulation, or order of the SEC thereunder.

6. Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, each Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The following are non-fundamental investment policies and restrictions of all the Series with exception of the Commodity Series, Global Fixed Income Series, High Yield Bond Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Inflation Focus Equity Series, Emerging Markets Series, and Strategic Income Series and may be changed by the Fund’s Board of Directors.

1. None of the Series may invest in illiquid securities, i.e., securities that cannot be disposed of at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2. None of the Series may purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. Each Series will invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

4. None of the Series may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on the New York or American Stock Exchange. This limitation does not apply to the Tax-Exempt Series.

5. The Series’ investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following non-fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required

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on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporation; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

The following fundamental restrictions apply to the Real Estate Series. The Series may not:

1. Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time;

2. Except as discussed below, purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions. The Series has adopted a fundamental policy to invest more than 25% of its total assets in securities of companies that are directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry;

3. Make loans, except that the Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder;

4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Series’ SAI or as permitted by the 1940 Act, and any rule, regulation, or order of the SEC thereunder;

5. Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies; and

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following fundamental restrictions apply to the Commodity Series:

1.	The Series may not borrow money, except from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series’ total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

2.	The Series may not purchase more than 10% of the outstanding voting securities of any one issuer.

3.	The Series may not invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the 1933 Act and illiquid securities, including repurchase agreements with maturities of greater than seven days.

4.	The Series may purchase shares of closed-end investment companies that are traded on national exchanges to the extent permitted by applicable law.

5.	The Series may not make loans, except that it may invest in debt securities and repurchase agreements.

6.	The Series may not purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of transactions).

7.	The Series may not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless no more than 25% of the Series’ net assets (taken at a current value) are held as collateral for such sales at any one time.

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8.	The Series may not issue senior securities or pledge its assets, except that it may invest in futures contracts and related options.

9.	The Series may not buy or sell commodities or commodity contracts (however the Series expressly provides that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interests in real estate, although the Series may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

10.	The Series may not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

11.	The Series may not make investments for the purpose of exercising control or management.

12.	The Series may not participate on a joint or joint and several basis in any trading account in securities.

13.	The Series may not invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs.

14.	The Series may not invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

In addition to the foregoing:

15.	Under the 1940 Act and the rules and regulations thereunder, the Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Series. The Series’ purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. The Series will not purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

16.	The Series’ investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) the Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by the Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of the Series and the option is issued by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

17.

The Series will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

18.	The Series will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Series’ assets would be invested in securities of such companies.

19.	The Series may not purchase any securities that would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, (ii) repurchase agreements involving such securities, and (iii) investments in securities of companies in commodity-based industries.

In addition, the Commodity Series is subject to the following investment limitation which is not fundamental: The Public Utility Holding Company Act of 1935 (“PUHCA”) places certain restrictions on affiliates of public utility companies as defined in PUHCA. The Commodity Series will not acquire 5% or more of the outstanding voting securities of a public utility in order to avoid imposition of these restrictions.

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The following fundamental restrictions apply to the Global Fixed Income Series:

1.	The Series may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

2.	The Series may not purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions.

3.	The Series may not make loans, except that it may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

4.	The Series may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Series’ Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

5.	Except as provided in the next sentence, the Series may not purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies.

6.	The Series may not act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The following non-fundamental policies apply to the Global Fixed Income Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

1.	The Series may not purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2.	The Series may not purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3.	The Series will, under normal circumstances, have at least 65% of the value of its total assets invested in fixed income securities of issuers located in three or more countries. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

The following fundamental restrictions apply to the High Yield Bond Series. The High Yield Bond Series may not:

1.	Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions.

2.	Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

3.	Make loans, except that the Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

4.	Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies.

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5.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.	Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this SAI or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The following non-fundamental policies apply to the High Yield Bond Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

The High Yield Bond Series may not:

1.	Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2.	Purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The following fundamental restrictions apply to the Core Bond Series and Core Plus Bond Series. The Core Bond Series and Core Plus Bond Series may not:

1. Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions.

3. Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

4. Make loans, except that each Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

5. Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, each Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this SAI or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The following non-fundamental policies apply to the Core Bond Series, Core Plus Bond Series and Real Estate Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

The Series may not:

1. Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

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2. Purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The following fundamental restrictions apply to the Emerging Markets Series and the Inflation Focus Equity Series. The Emerging Markets Series and the Inflation Focus Equity Series may not:

1. Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time;

2. Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions;

3. Make loans, except that the Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder;

4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Series’ SAI or as permitted by the 1940 Act, and any rule, regulation, or order of the SEC thereunder;

5. Purchase or sell physical commodities or commodity contracts based on physical commodities or invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent a Series from, among other things, (i) purchasing marketable securities of companies that deal in real estate or interests therein (including REITs); (ii) purchasing marketable securities of companies that deal in physical commodities or interests therein; and (iii) purchasing, selling and entering into futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments; and

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The following are non-fundamental investment policies and restrictions of the Emerging Markets Series and the Inflation Focus Equity Series and may be changed by the Board of Directors.

1. Neither of the Series may invest in illiquid securities, i.e., securities that cannot be disposed of at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2. Neither of the Series may purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

In addition:

Subject to certain exceptions, under the 1940 Act and the rules and regulations thereunder, a Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Series. A Series’ purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

The following fundamental policies apply to the Strategic Income Series.

The Strategic Income Series may not:

1. Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time;

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2. Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions;

3. Make loans, except that each Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder;

4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Series’ SAI or as permitted by the 1940 Act, and any rule, regulation, or order of the SEC thereunder;

5. Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, each Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies;

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security; and

7. Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Except for the limitation on borrowings or as may be specifically provided to the contrary, each of the above percentage limitations are applicable at the time of a purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (including the amount borrowed, but excluding, temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a Series’ investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the investment company.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits each Series from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restrictions do not apply to non-diversified funds.

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Portfolio Turnover

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Under normal market conditions, each Series expects that its long-term average annual turnover rate will be less than 100%. However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the annual turnover rate with confidence. Higher portfolio turnover (e.g., over 100%) necessarily will cause a Series to pay correspondingly increased brokerage and trading costs. In addition to the transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under Federal Tax Treatment of Dividends and Distributions, to the extent net short-term gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. The elevated volatility in the market in 2012 led to higher portfolio turnover for the High Yield Bond Series. During periods of strong market performance, the Series may experience higher levels of turnover as the manager seeks to maintain duration/convexity due to the embedded call option present in many high yield bonds. The portfolio turnover for each of the Tax Exempt Series fell in 2012 after higher turnover in 2011 which resulted from a change in the maturity structure of the Series.

Disclosure of Portfolio Holdings

The Fund’s Board of Directors has approved a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Series.

Disclosure of the Series’ complete portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31) in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings reports filed with the SEC on Form N-Q. Each Series’ Annual and Semi-Annual Reports are distributed to shareholders and the most recent Reports are available on the Fund’s website (see address below). The Series’ holdings reports on Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website at www.manning-napier.com. This information is provided with a lag of at least eight days. The information provided will include the following for each security in the portfolio: security name, CUSIP or Sedol symbol, ticker (for equities only), country, number of shares or units held (for equities), par value (for bonds), and market value as of the date of the portfolio. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). This information is publicly available to all categories of persons.

The Fund provides portfolio holdings and information derived from the portfolio holdings to rating and ranking organizations such as Lipper and Morningstar, Inc. in connection with rating the Series and mutual fund database services such as Thomson Financial Research in connection with their collection of fund data for their subscribers. The Fund will only disclose such information as of the end of the most recent calendar month, and this information will be provided to these organizations no sooner than the next day after it is posted on the Fund’s website, unless the conditions described below relating to the disclosure of “non-public” portfolio holdings information are satisfied. The Fund believes that these organizations have legitimate objectives in requesting such portfolio holdings information.

The Fund’s policies and procedures provide that the Fund’s Chief Compliance Officer (or her designee) (“CCO”) may authorize disclosure of non-public portfolio holdings to rating and ranking organizations, mutual fund databases, consultants, and other organizations that will use the data for due diligence, rating, or ranking the Series, or similar uses at differing times and/or with different lag times than those described above. Prior to making any disclosure of non-public portfolio holdings to a third party, the CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund’s shareholders and that conflicts between the interests of the Fund’s shareholders and those of the Fund’s Advisor, principal underwriter, or any affiliated person of the Fund are addressed.

The Fund’s policies and procedures also permit the Fund to disclose certain commentary and analytical, statistical, performance or similar information relating to a Series of the Fund or its portfolio holdings if certain conditions are met. The information must be for legitimate business purposes and must be deemed to be non-material non-public information based on a good faith review of the particular facts and circumstances. Examples of such non-material non-public information may include, but are not limited to, the following types of information: allocation of a Series’ portfolio securities and other investments among various asset classes, sectors, industries, market capitalizations, countries and regions; the characteristics of the stock components and other investments of a Series; the attribution of a Series’ returns by asset class, sector, industry, market capitalization, country and region; certain volatility characteristics of a Series; certain valuation metrics of a Series (such as average price to earnings ratio and average earnings growth); and maturity and credit quality statistics for a Series’ fixed income holdings.

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The Fund requires any third party receiving non-public portfolio holdings or information which is derived from portfolio holdings that is deemed material (together, “portfolio holdings data”) to enter into a confidentiality agreement with the Fund which provides, among other things, that non-public portfolio holdings data will be kept confidential and that the recipient has a duty not to trade on the portfolio holdings data and will use such information solely to analyze and rank a Series, or to perform due diligence and asset allocation, depending on the recipient of the information. The agreement will require that the recipient provide, upon request, evidence reasonably satisfactory to the Fund to demonstrate its adherence to the provisions of the agreement. The Board of Directors will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable.

The Fund does not receive any compensation or other consideration for disclosure of portfolio holdings information.

In addition, the Fund’s service providers, such as the Advisor, Custodian, Counsel (Morgan, Lewis & Bockius LLP (“MLB”)), PwC, Distributor, and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), all as defined herein, may possess or receive daily portfolio holdings information with no lag time in connection with their services to the Fund. In addition, proxy voting service providers (see Appendix C) may receive portfolio holdings information with no lag time, as necessary, in connection with their services to the Fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Fund or by the nature of its relationship with the Fund.

Management

The overall business and affairs of the Fund are managed by the Fund’s Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund’s agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund’s officers and to the Advisor and other service providers.

The following chart shows certain information about the Fund’s officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

Manning & Napier Advisors, LLC is the successor entity to Manning & Napier Advisors, Inc. Accordingly, for purposes of the charts below, an individual’s employment history at Manning & Napier Advisors, LLC includes his/her employment history at Manning & Napier Advisors, Inc., except as otherwise stated.

Interested Director and Officer

Name:	B. Reuben Auspitz*

Address:	290 Woodcliff Drive
Fairport, NY 14450

Age:	66

Current Position(s) Held with Fund:	Principal Executive Officer, President, Chairman & Director

Term of Office & Length of Time Served:	Indefinite – Director since 1984; Principal Executive Officer since 2002; President since 2004[1]; Vice President 1984 – 2003.

Principal Occupation(s) During Past 5 Years:	Executive Vice President; Chief Compliance Officer since 2004; Vice Chairman since June 2010; Co-Executive Director from 2003-2010 – Manning & Napier Advisors, LLC, President; Director – Manning & Napier Investor Services, Inc.

Holds or has held one or more of the following titles for various subsidiaries and affiliates: President, Vice President, Director, Chairman, Treasurer, Chief Compliance Officer or Member.

Number of Portfolios Overseen within Fund Complex:	40

Other Directorships Held Outside Fund Complex During Past 5 Years:	N/A

Independent Directors

Name:	Stephen B. Ashley

Address:	290 Woodcliff Drive Fairport, NY 14450

35

Age:	73

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1996

Principal Occupation(s) During Past 5 Years:	Chairman, Director, President & Chief Executive Officer, The Ashley Group (property management and investment). Director (1995 – 2008) and Chairman (non-executive) (2004 – 2008) – Fannie Mae (mortgage)

Number of Portfolios Overseen within Fund Complex:	40

Other Directorships Held Outside Fund Complex During Past 5 Years:	Fannie Mae (1995 – 2008) The Ashley Group (1995 – 2008) Genesee Corporation (1987 – 2007)

Name:	Paul A. Brooke

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	67

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2007

Principal Occupation(s) During Past 5 Years:	Chairman & CEO (2005 – 2009) – Alsius Corporation (investments); Managing Member, PMSV Holdings LLC (investments) since 1991; Managing Member, Venbio (investments) since 2010.

Number of Portfolios Overseen within Fund Complex:	40

Other Directorships Held Outside Fund Complex During Past 5 Years:

Incyte Corp. (2000 – present)

ViroPharma, Inc. (2000 – present) WebMD (2000 – 2010) Cheyne Capital International (2000 – present) MPM Bio-equities (2000 – 2009) GMP Companies (2000 – 2012) HoustonPharma (2000 – 2009)

Name:	Peter L. Faber

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	75

Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member

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Term of Office & Length of Time Served:	Indefinite – Since 1987

Principal Occupation(s) During Past 5 Years:	Senior Counsel (2006 – 2012), Partner (1995 – 2006 & 2013 – present) – McDermott, Will & Emery LLP (law firm)

Number of Portfolios Overseen within Fund Complex:	40

Other Directorships Held Outside Fund Complex During Past 5 Years:	Partnership for New York City, Inc. (non-profit) 1989 – 2010 New York Collegium (non-profit) 2004 – 2011 Boston Early Music Festival (non-profit)

Name:	Harris H. Rusitzky

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	78

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1985

Principal Occupation(s) During Past 5 Years:	President, The Greening Group (business consultants) since 1994; Partner, The Restaurant Group (restaurants) since 2006

Number of Portfolios Overseen within Fund Complex:	40

Other Directorships Held Outside Fund Complex During Past 5 Years:	N/A

Name:	Chester N. Watson

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	62

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2012

Principal Occupation(s) During Past 5 Years:	General Auditor (2003 – 2011) – General Motors Company (auto manufacturer)

Number of Portfolios Overseen within Fund Complex:	40

Other Directorships Held Outside Fund Complex During Past 5 Years:	N/A

Officers:

Name:	Ryan Albano

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	31

Current Position(s) Held with Fund:	Assistant Chief Financial Officer

Term of Office & Length of Time Served:	Since 2011[1]

Principal Occupation(s) During Past 5 Years:	Fund Reporting Manager since 2011 – Manning & Napier Advisors, LLC; Manager (2004 – 2011) – KPMG LLP

Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	49

Current Position(s) Held with Fund:	Vice President

Term of Office & Length of Time Served:	Since 2004[1]

Principal Occupation(s) During Past 5 Years:	President since 2010, Co-Director of Research since 2002 – Manning & Napier Advisors, LLC.
Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

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Name:	Elizabeth Craig

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	26

Current Position(s) Held with Fund:	Assistant Corporate Secretary

Term of Office & Length of Time Served:	Since 2011[1]

Principal Occupation(s) During Past 5 Years:	Mutual Fund Compliance Specialist since 2009 – Manning & Napier Advisors, LLC

Name:	Christine Glavin

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Principal Financial Officer, Chief Financial Officer

Term of Office & Length of Time Served:	Principal Financial Officer since 2002; Chief Financial Officer since 2001[1]

Principal Occupation(s) During Past 5 Years:	Director of Fund Reporting since 2011; Fund Reporting Manager (1997 – 2001) – Manning & Napier Advisors, LLC; Assistant Treasurer since 2008 – Exeter Trust Company

Name:	Jodi L. Hedberg

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	45

Current Position(s) Held with Fund:	Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering Compliance Officer

Term of Office & Length of Time Served:	Corporate Secretary since 1997; Chief Compliance Officer since 2004; Anti-Money Laundering Officer since 2002[1]

Principal Occupation(s) During Past 5 Years:	Director of Compliance – Manning & Napier Advisors, LLC and affiliates since 1990 (title change in 2005 from Compliance Manager to Director of Compliance); Corporate Secretary – Manning & Napier Investor Services, Inc. since 2006

Name:	Richard Yates

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	47

38

Current Position(s) Held with Fund:	Chief Legal Officer

Term of Office & Length of Time Served:	Chief Legal Officer since 2004[1]

Principal Occupation(s) During Past 5 Years:	Counsel – Manning & Napier Advisors, LLC and affiliates since 2000;
Holds one or more of the following titles for various affiliates; Director or Corporate Secretary

*

Interested Director, within the meaning of the 1940 Act by reason of his position with the Fund’s investment advisor and distributor. Mr. Auspitz serves as Executive Vice President and Director, Manning & Napier Advisors, LLC and President and Director, Manning & Napier Investor Services, Inc., the Fund’s distributor.

[1]	The term of office of all officers shall be one year and until their respective successors are chosen and qualified, or his or her earlier resignation or removal as provided in the Fund’s By-Laws.

Equity Ownership of Directors as of 12/31/12

Name of Directors	Dollar Ranger of Equity Securities in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Stephen B. Ashley	None	Over $100,000
Paul A. Brooke	None	None
Peter L. Faber	Core Plus Bond Series - Over $100,000	Over $100,000
Small Cap Series - Over $100,000
International Series - Over $100,000
Life Sciences Series - Over $100,000
World Opportunities Series - Over $100,000
New York Tax Exempt Series - Over $100,000
Technology Series - Over $100,000
High Yield Bond Series - Over $100,000
Real Estate Series - Over $100,000
Emerging Markets Series - Over $100,000
Inflation Focus Series - Over $100,000
Harris H. Rusitzky	Small Cap Series - Between $10,001 and $50,000	Over $100,000
Technology Series - Between $10,001 and $50,000
Life Sciences Series - Between $10,001 and $50,000
World Opportunities Series - Between $10,001 and $50,000
New York Tax Exempt Series - Over $100,000
High Yield Bond Series - Between $10,001 and $50,000
Real Estate Series - Between $10,001 and $50,000
Emerging Markets Series - Between $10,001 and $50,000
Inflation Focus Equity Series - Between $10,001 and $50,000
Chester N. Watson	None	None

Interested Director
Reuben Auspitz	New York Tax Exempt Series - Between $10,001 and $50,000	Over $100,000
Life Sciences Series - Over $100,000
Small Cap Series - Over $100,000

39

None of the Independent Directors have any beneficial ownership interest in the Fund’s Advisor, Manning & Napier Advisors, LLC, or its Distributor, Manning & Napier Investor Services, Inc.

Board Responsibilities. The management and affairs of the Fund and the Series are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Fund and each of the Fund’s additional other series, which include Series not described in this SAI. The Board has approved contracts, as described herein, under which certain companies provide essential management services to the Fund.

As with most mutual funds, the day-to-day business of the Fund, including the management of risk, is performed by third party service providers, such as the Advisor and Distributor. The Directors are responsible for overseeing the Fund’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund’s business (e.g., the Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Series, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the Series as well as proposed investment limitations for the Series. Additionally, the Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to the Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to the Series’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Series’ investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of derivatives and illiquid securities in managing the Funds.

The Board meets regularly with the Fund’s CCO to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Fund’s CCO provides the Board with an assessment of the Fund’s Compliance Program reviewing the adequacy and effectiveness of the Fund’s policies and procedures and those of its service providers, including the Advisor. The assessment addresses the operation of the policies and procedures of the Fund and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Fund’s Fair Value Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Fund in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods, and the Fund’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Fund’s financial reporting and the preparation of the Fund’s financial statements.

From their review of these reports and discussions with the Advisor, the CCO, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds and the Series, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Chairman of the Board, B. Reuben Auspitz, is an interested person of the Fund as that term is defined in the 1940 Act. The Fund does not have a single lead independent Director. The Fund has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Fund (i.e., “independent Directors”) constitute a super-majority (at least 75%) of the Board, the fact that the members of each Committee of the Board are independent Directors, the amount of assets under management in the Fund, the number of Series (and classes of shares) overseen by the Board, and the total number of Directors on the Board.

40

Individual Director Qualifications

The Fund has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Series provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Series, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Fund has concluded that each of the Directors should serve as a Director based on their own experience, qualifications, attributes and skills as described below.

The Fund has concluded that Reuben Auspitz should serve as Director because of his knowledge of and experience in the financial services industry and the experience he has gained as a Director of the Fund since 1984. Mr. Auspitz has been with the Advisor since 1983, and has served in a number of senior roles with the Advisor and its affiliates during that time encompassing the Fund’s distributor, advisory services, asset custody, product development, and securities research. Prior to joining the Advisor, Mr. Auspitz worked for Manufacturers Hanover and Citibank as a healthcare securities analyst and reported directly into the executive suites of Pfizer and Squibb with an array of responsibilities in finance.

The Fund has concluded that Stephen Ashley should serve as Director because of the experience he has gained in his various roles with the Ashley Group, a property management company, his experience as Chairman and Director of a publicly traded company, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Director of the Fund since 1996.

The Fund has concluded that Paul Brooke should serve as Director because of the business experience he has gained in a variety of roles with different financial and health care related businesses. Mr. Brooke has served as Chairman and CEO of Ithaka Acquisition Corp., and following its merger with a medical device company, the Alsius Corporation, Mr. Brooke served as Chairman. As a Partner of Morgan Stanley, Mr. Brooke was responsible for global research and health care strategy. Mr. Brooke was also responsible for health care investments at Tiger Management, LLC and serves as the Managing Member for a private investment firm, PMSV Holdings, LLC. The Fund has concluded that Mr. Brooke should serve as a Director also because of his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 2007.

The Fund has concluded that Peter Faber should serve as Director because of the experience he gained serving as a Partner and Senior Counsel in the tax practice of a large, international law firm, McDermott, Will & Emery LLP, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1987.

The Fund has concluded that Harris Rusitzky should serve as Director because of the business experience he gained as founding President of the Rochester Funds, as President of a consulting company, The Greening Group, as a Partner of The Restaurant Group, his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1985.

The Fund has concluded that Chester Watson should serve as Director because of the business experience he has gained as the Chief Audit Executive of General Motors Company, Lucent Technologies, and Verizon Communications (formerly Bell Atlantic Corporation) and as an Audit Partner in two major accounting firms, as well as his experience as a member of the Board of Trustees of Rochester Institute of Technology, where he serves as Chairman of the Finance Committee and Member of the Audit Committee.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Committees

There are two Committees of the Fund’s Board of Directors: the Audit Committee and the Governance and Nominating Committee.

The Audit Committee members are Stephen B. Ashley, Paul A. Brooke, Harris H. Rusitzky and Chester N. Watson. The Audit Committee meets twice annually, and, if necessary, more frequently. The Committee met twice during the last fiscal year. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund’s process for monitoring compliance with investment restrictions and applicable laws and regulations.

The Governance and Nominating Committee members are Stephen B. Ashley, Paul A. Brooke, Peter L. Faber, Harris H. Rusitzky and Chester N. Watson The Governance and Nominating Committee meets on an annual basis, and, if necessary, more frequently. The Governance and Nominating Committee evaluates candidates’ qualifications for Board membership and the independence of such

41

candidates from the investment advisor and other principal service providers for the Fund; makes recommendations to the full Board for nomination for membership on any committees of the Board; reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee; evaluates whether there is a need for additional committees of the Board; evaluates whether committees should be combined or reorganized; and reviews the performance of all Board members. The Governance and Nominating Committee’s procedures for the consideration of candidates for Board membership submitted by shareholders are attached as Appendix B. The Governance and Nominating Committee met twice during the last fiscal year.

The Interested Director and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s Chief Compliance Officer’s salary is paid by the Fund. Each Independent Director receives an annual fee of $50,000. Annual fees will be calculated quarterly. Each Independent Director receives $7,500 per Board meeting attended. In addition, the Independent Directors who are members of the Audit Committee receive $3,000 per Committee meeting attended, and the Independent Directors who are members of the Governance and Nominating Committee receive $2,000 per Committee meeting attended.

Compensation Table for Fiscal Year Ended December 31, 2012

Name	Position with Registrant	Aggregate Compensation from Fund	Pension	Estimated Benefits upon Retirement	Total Compensation from Fund and Fund Complex*
Jodi Hedberg	CCO	$79,750	N/A	N/A	$79,750
Harris H. Rusitzky	Director	$90,000	N/A	N/A	$90,000
Peter L. Faber	Director	$84,000	N/A	N/A	$84,000
Stephen B. Ashley	Director	$90,000	N/A	N/A	$90,000
Paul A. Brooke	Director	$90,000	N/A	N/A	$90,000
Chester N. Watson[1]	Director	$32,500	N/A	N/A	$32,500

*	As of December 31, 2012, the Fund Complex consisted of 41 Series.
[1]	Effective August 22, 2012, Mr. Watson was appointed as an Independent Director to the Board of Directors of the Fund.

As of April 3, 2013, the directors and officers of the Fund, as a group, owned less than 1% of the Fund.

Code of Ethics

The Board of Directors of the Fund, the Advisor, and the Fund’s principal underwriter have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. This Code of Ethics applies to the personal investing activities of directors, officers and certain employees (“access persons”). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under these Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of this Code of Ethics is on file with the SEC, and is available to the public.

Proxy Voting Policy

The Board of Directors has delegated proxy voting responsibilities with respect to securities held by the Series to the Advisor, subject to the Board’s general oversight. The Advisor has adopted its own proxy voting policies and procedures for this purpose (the “Procedures”), which are attached to this SAI as Appendix C. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

The Fund is required to disclose annually the Fund’s complete proxy voting record on Form N-PX. The Fund’s proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-466-3863 or by writing to the Fund at Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

Beneficial Owners

As of April 3, 2013, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the shares of a Series. Persons who owned of record or beneficially more than 25% of a Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. The Fund believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

42

Core Bond Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	24.97%

CVPH PENSION PLAN CVPH MEDICAL CENTER 75 BEEKMAN ST PLATTSBURGH NY 12901-1427	9.50%

OPERATING ENGINEERS LOCAL 66 WELFARE FUND BALANCED ACCOUNT PO BOX 38682 PITTSBURGH PA 15238-8682	5.83%

IBEW LOCAL 1249 PENSION FUND PO BOX 301 EAST SYRACUSE NY 13057-0301	5.19%

Core Plus Bond Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	58.08%

Diversified Tax Exempt Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	69.49%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	8.65%

Emerging Markets Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	45.16%

43

Global Fixed Income Series – Class I – Record Owners

Name and Address	Percentage of Class
WILLIAM MANNING PO BOX 1676 FAIRPORT NY 14450-7676	100%

Global Fixed Income Series – Class S – Record Owners

Name and Address	Percentage of Class
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	84.62%

High Yield Bond Series – Class S Shares Record Owners

Name and Address	Percentage of Class
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	61.43%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	5.94%

High Yield Bond Series – Class I Shares Record Owners

Name and Address	Percentage of Class
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	33.63%

IRONWORKERS DISTRICT COUNCIL PENSION FUND ATTN MRS SUZANNE RANELLI THE DESIGN CENTER 3445 WINTON PL STE 110 ROCHESTER NY 14623-2950	18.02%

CVPH PENSION PLAN CVPH MEDICAL CENTER 75 BEEKMAN STREET PLATTSBURGH NY 12901-1427	15.06%

IBEW LOCAL #540 PENSION FUND 33 FITCH BLVD AUSTINTOWN OH 44515-2202	9.98%

STRONGWELL CORPORATION 401 K PROFIT SHARING PLAN AND TRUST JOHN D TICKLE PO BOX 580 BRISTOL VA 24203-0508	7.11%

DERRICK CORPORATION LTG C/O FRANK R KNUTH 590 DUKE RD BUFFALO NY 14225-5171	7.09%

44

FHN PENSION PLAN LEONARD CARTER FREEPORT IL 61032	5.90%

Inflation Focus Equity Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	44.61%

International Series – Class I Shares Record Owners

Name and Address	Percentage of Class
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	9.53%

NEW YORK LIFE TRUST COMPANY 169 LACKAWANNA AVENUE TRUST ADMIN 2ND FLOOR PARSIPPANY NJ 07054	16.03%

International Series – Class S Shares Record Owners

Name and Address	Percentage of Class
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	23.25%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	11.16%

Life Sciences Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	45.29%

New York Tax Exempt Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	57.68%

45

Ohio Tax Exempt Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	29.94%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	15.66%

CAREY AND CO 7 EASTON OVAL COLUMBUS OH 43219	6.40%

Real Estate Series – Class S Shares Record Owners

Name and Address	Percentage of Class
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	54.09%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	5.72%

Real Estate Series – Class I Shares Record Owners

Name and Address	Percentage of Class
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	10.54%

ROCHESTER LABORERS PENSION ROCHESTER LABORERS 18 4TH STREET ROCHESTER, NY 14609-6094	9.22%

IBEW LOCAL 41 PENSION PLAN S-3546 CALIFORNIA ROAD ORCHARD PARK NY 14127	8.74%

IRONWORKERS DISTRICT COUNCIL PENSION FUND THE DESIGN CENTER 3445 WINTON PLACE, SUITE 110 ROCHESTER NY 14623-2950	8.09%

46

IBEW 86 PENSION FUND 2300 E. RIVER ROAD ROCHESTER NY 14623-1099	7.95%

EMPLOYER TEAMSTERS LOCAL NOS 175/505 PENSION TRUST FUND 6810 MACCORKLE AVENUE, SE CHARLESTON WV 25304-2957	7.22%

CVPH PENSION PLAN CVPH MEDICAL CENTER 75 BEEKMAN STREET PLATTSBURGH NY 12901-1427	7.12%

Small Cap Series – Class A – Record Owners

Name and Address	Percentage of Class
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	45.39%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	5.95%

Strategic Income Conservative Series – Class S – Record Owners

Name and Address	Percentage of Class
BNYM I S TRUST CO CUSTODY SEP IRA FBO SAMUEL RAYMOND JOURNEY ATHENS AL 35613	19.56%

BNYM I S TRUST CO CUSTODY ROLLOVER IRA FBO ALFRED F KRAUSE SANIBEL FL 33957-0000	14.11%

MONTE & JON & PEGGY GORDON TTEES STUART GORDON RESIDUARY TRUST CPA CHERRY BEKEART LLP CORAL GABLES FL 33134-6046	10.54%

MONTE & JON & PEGGY GORDON TTEES STUART GORDON MARITAL TRUST CPA CHERRY BEKEART LLP CORAL GABLES FL 33134-6046	6.13%

ROLLIE D GRAVES GEORGETOWN KY 40324-9132	5.90%

KENNETH D DAGG & LOUISE M DAGG JTWROS CONCORD OH 44077	5.72%

NAOMI Z WALDBAUM TRUST LYNDHURST OH 44124-3858	5.69%

Strategic Income Conservative Series – Class I – Record Owners

Name and Address	Percentage of Class
THOMAS AND GERALDINE BANKEAS TTEES LAPOSTA-BANKETAS FAMILY FOUNDATION WEIRTON WV 26062-5126	95.68%

47

Strategic Income Moderate Series – Class S – Record Owners

Name and Address	Percentage of Class
BNYM I S TRUST CO CUSTODY ROLLOVER IRA FBO WILLIAM R GORDON WESTLAKE OH 44145-2812	18.22%

BNYM I S TRUST CO CUSTODY ROLLOVER IRA MICHAEL T TARASCO MENTOR OH 44060-0000	15.02%

BNYM I S TRUST CO CUSTODY IRA FBO SOMASHEKARA VENKAT VORUGANTI POWELL OH 43065-0000	9.46%

LOUISE WITCHEY TTEE LOUISE WITCHEY TRUST MANSFIELD OH 44903-0000	8.33%

RICHARD D WITCHEY JR TTEE MANSFIELD OH 44903-6938	8.33%

WILFREDO RUBIO AND MICHELE RUBIO JTWROS VALENCIA PA 16059-3416	7.74%

DIANE M ANKE WEXFORD PA 15090-8696	6.68%

Strategic Income Moderate Series – Class I – Record Owners

Name and Address	Percentage of Class
MANNING & NAPIER ADVISORS LLC ATTN DEBBIE ROACH 290 WOODCLIFF DR FAIRPORT NY 14450	96.29%

Technology Series – Record Owners

Name and Address	Percentage of Series

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	5.32%

JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 BOSTON MA 02117-9130	47.57%

World Opportunities Series – Class A – Record Owners

Name and Address	Percentage of Class

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	35.67%

EDWARD D JONES CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HEIGHTS MO 63043-3009	12.78%

NFS LLC FEBO STATE STREET BANK CUST SAI INTERNATIONAL FUND BRETT LEAR LCC 6FL SS39 2 AVENUE DE LAFAYETTE BOSTON MA 02111	14.62%

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The Advisor

Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), acts as the Fund’s investment advisor. Manning & Napier Group LLC (“Manning & Napier Group”) owns 100% of the outstanding interests in MNA and acts as the sole managing member of MNA. Manning & Napier Inc., a publicly traded company (ticker symbol “MN”), acts as the sole managing member of Manning & Napier Group. Mr. William Manning controls Manning & Napier, Inc. by virtue of his majority ownership of its voting securities and therefore, also controls Manning & Napier Group and MNA. The Advisor is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor’s directors, officers or employees who may be elected as officers of the Fund to serve as such.

The Fund pays the Advisor for the services performed a fee at the annual rate of 0.50% of the average daily net assets of each of the New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series; 0.60% of the average daily net assets of the Core Bond Series and Global Fixed Income Series; 0.70% of the average daily net assets of Core Plus Bond Series; 0.75% of the average daily net assets of International Series, High Yield Bond Series, and Real Estate Series; and 1.00% of each other Series’ (except for the Strategic Income Series) average daily net assets. Prior to December 31, 2011, the Advisor received an annual management fee (as a percentage of the Series’ average daily net assets) of 1.00% for the International Series. Prior to August 1, 2012, the Advisor received an annual management fee (as a percentage of the Series’ average daily net assets) of 1.00% for each of the High Yield Bond Series and Real Estate Series. Prior to December 31, 2012, the Advisor received an annual management fee (as a percentage of the Series’ daily net assets) of 1.00% for the Global Fixed Income Series. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Series. As described below, the Advisor is separately compensated for acting as transfer agent and accounting services agent for the Series.

The Advisor does not receive an advisory fee for the services it performs for the Strategic Income Series. However, it is entitled to receive an annual management fee from each of the underlying funds in which the Series invests.

Under the Investment Advisory Agreement (the “Agreement”) between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund’s custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund’s shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

Pursuant to separate expense limitation agreements, the Advisor has contractually agreed to waive fees and reimburse expenses so that total direct annual operating expenses for (i) the Global Fixed Income Series do not exceed 0.70% of the Series’ average daily net assets, exclusive of a Class’s shareholder service fee; (ii) each of the International Series and the Tax Exempt Series do not exceed 0.85% of each Series’ average daily net assets (with respect to the International Series, such amount is exclusive of a Class’s shareholder services fee); (iii) the Core Bond Series does not exceed 0.80% of the Series’ average daily net assets (iv) the Core Plus Bond Series does not exceed 0.90% of the Series’ average daily net assets; (v) the High Yield Bond Series and Real Estate Series do not exceed 0.95% of each Series’ average daily net assets (with respect to these Series, such amount is exclusive of a Class’s shareholder services fee); (vi) the Technology Series, Emerging Markets Series and Inflation Focus Equity Series do not exceed 1.20% of each Series’ average daily net assets; and (vii) the Strategic Income Series does not exceed 0.05% of each Series’ daily net assets (with respect to these Series, such amount is exclusive of a Class’s shareholder service fee). These agreements will remain in effect until at least April 30, 2014 and may be extended. The Advisor’s agreement to limit each Series’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in other investment companies.

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For periods ended December 31, the aggregate total of advisory fees paid by each Series to the Advisor were as follows:

	2010		2011		2012
	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Small Cap Series	$1,767,754	758	$1,995,320	N/A	$1,980,678	N/A
Technology Series	$1,614,041	758	$1,575,025	N/A	$1,512,872	N/A
International Series	$2,747,137	758	$4,280,773	N/A	$4,141,524	$440,950
World Opportunities Series	$55,382,617	758	$74,105,327	N/A	$64,920,012	N/A
New York Tax Exempt Series	$651,469	758	$759,343	N/A	$817,993	N/A
Ohio Tax Exempt Series	$149,934	758	$189,194	N/A	$193,689	N/A
Diversified Tax Exempt Series	$1,323,572	758	$1,482,236	N/A	$1,642,010	N/A
Life Sciences Series	$2,649,288	758	$2,530,562	N/A	$2,251,907	N/A
Core Bond Series	$567,667	N/A	$919,226	N/A	$1,049,024	N/A
Core Plus Bond Series	$3,393,984	$758	$3,928,481	N/A	$4,275,403	N/A
Real Estate Series	$786,382	$12,819	$1,158,607	N/A	$1,689,404	N/A
High Yield Series	$1,438,636	$758	$1,681,787	N/A	$1,651,922	N/A
Emerging Markets Series[1]	N/A	N/A	$4,605	$90,898	$814,006	$62,181
Inflation Focus Equity Series[2]	N/A	N/A	$183,303	$36,932	$732,745	$20,284
Global Fixed Income Series[3]	N/A	N/A	N/A	N/A	N/A	$12,401

[1]	The Series commenced operation on November 16, 2011.
[2]	The Series commenced operation on August 23, 2011.
[3]	The Series was reactivated on October 1, 2012.

The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest; (iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the Advisor made the decision or took the action which resulted in such claim the Advisor acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisors in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor’s fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund’s Registration Statement under the 1940 Act or the 1933 Act except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund’s Articles of Incorporation.

The Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Directors who are not parties to the Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Agreement. The Agreement is terminable without penalty by the Fund on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of Directors of the Fund, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The Advisor serves as the Fund’s transfer agent and accounting services agent pursuant to a Master Services Agreement dated November 1, 2003, as amended. Effective November 7, 2009, the Advisor has contracted with BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 4400 Computer Drive, Westborough, MA 01581, to provide sub-accounting and sub-transfer agent services to each series of the Fund. For the active series, the Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average net assets; 0.015% on the next $3 billion of average net assets; and 0.01% of the average net assets in excess of $6 billion; plus a base fee of $25,500 per Series. Additionally, certain transaction, account-based, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, and lasting until October 1, 2014, the Fund will receive a 10% reduction of all fees, not to include out-of-pocket expenses and other agreed upon fees. For the fiscal years ended December 31, 2010, 2011 and 2012 the Advisor received $4,538,111, $4,346,244 and $4,113,575, respectively, from the Series collectively. These figures include amounts received from the Financial Services Series, which is scheduled to terminate operations on May 1, 2013.

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Shares of the Series may be used from time to time as an investment for clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. In connection with these services, the shares of a Series may be utilized as the principal investment medium or, for certain Series, may be used as a means of capturing an investment opportunity in a specific market or industry sectors. Once the Advisor determines that such an investment opportunity has been captured for its discretionary accounts, it generally will sell the shares of the relevant Series from such clients’ accounts. The Advisor will monitor the cash flows in and out of the Series resulting from any such activity in an effort to minimize any potential negative impact upon the performance of the Series.

Distribution of Fund Shares

Manning & Napier Investor Services, Inc. (the “Distributor”) acts as Distributor of Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement (the “Distribution Agreement”) which applies to each class of shares of the Fund.

The Distribution Agreement is renewable annually. The continuation of the Distribution Agreement must be specifically approved by the Board of Directors and separately by the Directors who are not parties to the Distribution Agreement or “interested persons” (as defined under the 1940 Act) of any party to the Distribution Agreement.

The Distributor will not receive compensation for distribution of Class A, I and S shares of the Fund. The Fund’s Board of Directors has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) whereby Class B, Z, D and E shares of each Series are subject to an annual distribution and shareholder services fee (a “Distribution and Shareholder Services Fee”) of up to 1.00%, 0.75%, 0.50%, and 0.25% of the Class’s average daily net assets, respectively. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class B, Z, D, and E shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class B, Z, D, and E shares of the Series.

The Plan – Class B, Z, D, and E shares

The Plan has been adopted in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan shall continue in effect for each Class for so long as its continuance is specifically approved at least annually by votes of the majority of both (i) the Directors of the Fund and (ii) those Directors of the Fund who are not “interested persons” (as defined under the 1940 Act) of the Fund, and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (referred to as the “Qualified Directors”), cast in person at a Board of Directors meeting called for the purpose of voting on the Plan. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. With respect to each Class, the Plan may not be amended to increase materially the amount of distribution expenses permitted to be paid under the Plan for such Class without the approval of shareholders holding a majority of the outstanding voting securities of such Class. All material amendments to the Plan must be approved by votes of the majority of both (i) the Directors of the Fund and (ii) the Qualified Directors.

Pursuant to the Plan, Class B, Z, D, and E shares of each Series are subject to an annual Distribution and Shareholder Services Fee of up to 1.00%, 0.75%, 0.50%, and 0.25% of the Class’s average daily net assets, respectively. The shareholder services component of the foregoing fee for each Class is limited to 0.25% of the average daily net assets of such Class.

With respect to amounts paid under the Plan for distribution services, the Distributor may use this fee on any activities or expenses primarily intended to result in the sale of shares of the Classes, including, but not limited to, (i) as compensation for the Distributor’s services in connection with distribution assistance; or (ii) as a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

With respect to shareholder services, the Distributor may use payments under this aspect of the Plan to provide or enter into agreements with organizations, including affiliates of the Distributor, such as the Advisor (referred to as “Service Organizations”), who will provide certain service activities for shareholders of the Classes, including, but not limited to: (i) maintaining accounts relating to shareholders that invest in shares of a Class; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Organizations; (iv) responding to inquiries from shareholders concerning their investment in shares of the Classes; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in shares of the Classes; (vii) forwarding shareholder

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communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. The Distributor may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor and/or Service Organizations’ affiliates and subsidiaries as compensation for such services.

Generally, the Distribution and Shareholder Services Fee paid under the Plan will not be retained by the Distributor but will instead be reallowed to various financial intermediaries and Service Organizations, including the Advisor, that enter into distribution and/or shareholder servicing agreements with the Distributor. The Plan and class structure of the Fund permit the Fund to allocate an amount of fees to a financial intermediary or Service Organization based on the level of distribution and/or shareholder services it agrees to provide. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of the Distribution and Shareholder Services Fee payable to the Distributor, and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

Payments under the Plan are made as described above regardless of the Distributor’s actual cost of providing the services and may be used to pay the Distributor’s overhead expenses. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by the Distributor or waived and reimbursed to the applicable Series.

No payments were made under the Plan during the most recently completed fiscal year because Class B, Z, D, and E shares were not operational at that time.

Class S Shareholder Services Plan (the “Plan”)

The Board of Directors of the Fund has adopted a Shareholder Services Plan with respect to Class S shares of the Series. The Plan enables the Fund to directly or indirectly bear expenses relating to the provision by Service Organizations (as defined below) of certain service activities to the shareholders of Class S shares of the Series. Pursuant to the Plan, Class S shares of the International, High Yield Bond, and Real Estate Series are subject to an annual shareholder service fee (the “Shareholder Service Fee”) of up to 0.25% of the Class’s average daily net assets, and the Class S shares of the Global Fixed Income Series are subject to annual Shareholder Services Fee of up to 0.15% of the Class’s average daily net assets.

The Fund may use payments under the Plan to enter into agreements with organizations, including affiliates of the Fund, such as the Advisor (referred to as “Service Organizations”), who will provide certain service activities for shareholders of the class, including, but not limited to: (i) maintaining accounts relating to shareholders that invest in shares of the class; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the Service Organizations; (iv) responding to inquiries from shareholders concerning their investment in shares of the class; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in shares of the class; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. Service Organizations may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Service Organizations’ affiliates and subsidiaries as compensation for the services described above.

The Plan shall continue in effect for so long as its continuance is specifically approved at least annually by votes of the majority of both (i) the Directors of the Fund and (ii) those Directors of the Fund who are not “interested persons” (as defined under the 1940 Act) of the Fund, and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (referred to as the “Qualified Directors”), cast in person at a Board of Directors meeting called for the purpose of voting on the Plan. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. All material amendments to the Plan must be approved by votes of the majority of both (i) the Directors of the Fund and (ii) the Qualified Directors.

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The table below shows the fees paid under the Class S Shareholder Services Plan for the fiscal year ended December 31, 2012.

Series	Fees Paid to Service Organizations in 2012	Fees Paid to Advisor in 2012	Fees Paid to Advisor as a Percentage of All Fees Paid to Service Organizations*
International Series	$810,027	$566,992	41%
High Yield Bond Series	$5,343	$179,894	97%
Real Estate Series	$5,191	$171,236	97%
Strategic Income Conservative Series	$121	$930	88%
Strategic Income Moderate Series	$109	$1,007	90%

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or shareholder services fees under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of a Series available to its customers and may allow a Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend a Series over another investment.

The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to financial intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders.

Custodian, Independent Registered Public Accounting Firm and Counsel

The custodian for the Fund is The Bank of New York Mellon (the “Custodian”), 135 Santilli Highway, Everett, MA 02149. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. The Custodian may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that it shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the Fund.

PricewaterhouseCoopers LLP (“PwC”), with offices at 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm for the Series. The financial highlights for the respective Series included in the Prospectuses and the financial statements contained in the Annual Reports and incorporated into this SAI for the fiscal year ended December 31, 2012 have been audited by PwC.

The Fund’s counsel is Morgan, Lewis & Bockius LLP (“MLB” or “Counsel”), 1701 Market Street, Philadelphia, PA 19103.

Purchases and Redemptions

Check Acceptance Policy. The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks, or money orders. Investments that are received in an unacceptable form will be returned.

Investors Outside the U.S. The Fund does not generally accept investments by non-U.S. persons or U.S. persons living outside the U.S. Investments from U.S. persons living outside the U.S. may be accepted if the U.S. person maintains a physical address within the U.S. or utilizes an APO or similar address. Non-U.S. persons may be permitted to invest under certain limited circumstances.

Payment for shares redeemed. Payment for shares presented for redemption may be delayed more than seven days only for (1) any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit.

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Other Information about Purchases and Redemptions. The Fund has authorized several brokers to accept purchase and redemption orders on its behalf, and these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the appropriate Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

Portfolio Managers

The Advisor’s investment professionals are organized under three Overview Groups, three Portfolio Groups and five Sector Groups. Overview Groups provide macro-economic, statistical and thematic research on a global basis. Portfolio Groups employ research that focuses on a particular asset class or investment strategy (e.g., growth, income/yield, etc.). Sector Groups focus on company-specific research within their specific market sector.

Members of the Portfolio Management Teams of each Series are selected from one or more of the Advisor’s various Overview, Portfolio and Sector Groups, depending on the expertise needed to meet the objective of each Series. The Portfolio Management Team is jointly and primarily responsible for making investment decisions for the specific Series, and all investment recommendations are approved by at least one member of the Series’ Portfolio Management Team. All Series of the Advisor are managed under the oversight of the Advisor’s Senior Research Group, which includes the heads of all Overview, Portfolio and Sector Groups discussed above.

The following investment professionals serve on the Advisor’s Senior Research Group and/or Series’ Portfolio Management Teams, as noted. The share ownership information is current as of December 31, 2012.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Sidharth Abrol, CFA, Analyst	Member of International Series Portfolio Management Team	Small Cap Series – between $10,001 and $50,000	Between $100,000 and 500,000

Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Diversified Tax Exempt Series –
between $50,001 and $100,000

Emerging Markets Series –

between $10,001 and $50,000

Inflation Focus Equity Series –

between $10,001 and $50,000

International Series –
between $50,001 and $100,000

Life Sciences Series –
between $1 and $10,000

New York Tax Exempt Series –

between $50,001 and $100,000

Between $500,001 and $1,000,000

Jack Bauer, Senior Analyst/Managing Director of Fixed Income Group	Member of Senior Research Group, Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Portfolio Management Teams	None	Between $100,001 and $500,000

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Jonathan S. Beigle, CFA, Junior Analyst	Member of Commodity Series Portfolio Management Team	Small Cap Series – between $10,001 and $50,000	Between $50,001 and $100,000

Jacob Boak, CFA, Junior Analyst	Member of Technology Series Portfolio Management Team	None	None

Marc Bushallow, CFA, Senior High Yield Analyst	Member of Core Bond Series, Core Plus Bond Series, High Yield Bond Series, Global Fixed Income Series, and Strategic Income Series Portfolio Management Teams	None	Between $100,001 and $500,000

Ebrahim Busheri, CFA, Senior Analyst/Managing Director of Emerging Growth Group	Member of Senior Research Group, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	International Series – between $10,001 and $50,000 Small Cap Series – between $10,001 and $50,000 World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President and Co- Director of Research	Member of Senior Research Group, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $500,001 and $1,000,000

Eric L. Daniels, Senior Analyst	Member of Life Sciences Series Portfolio Management Team	None	Between $1 and $10,000

Muris Demirovic, Analyst	Member of Life Sciences Series Portfolio Management Team	None	None

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group, Member of Technology Series Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $100,001 and $500,000

Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group, Member of Commodity Series Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $100,001 and $500,000

R. Keith Harwood, Senior Corporate Analyst	Member of Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, High Yield Bond Series, and Strategic Income Series Portfolio Management Teams	None	Between $100,001 and $500,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co-Director of Research/ Managing Director of Themes & Overviews Group	Member of Senior Research Group, Member of Inflation Focus Equity Series, Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Life Sciences Series –

between $10,001 and $50,000

Technology Series –
between $10,001 and $50,000

Small Cap Series –

between $1 and $10,000

World Opportunities Series –

between $10,001 and $50,000

Emerging Markets Series –
between $10,001 and $50,000

Inflation Focus Equity Series –

between $50,001 and $100,000

Between $500,001 and $1,000,000

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Michael A. Knolla, CFA, Senior Analyst	Member of Inflation Focus Equity Series Portfolio Management Team	World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group

Member of Senior Research Group,

Member of Life Sciences Series

Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams

		Small Cap Series – between $1 and $10,000 International Series – between $50,001 and $100,000 World Opportunities Series – between $100,001 and $500,000	Between $100,001 and $500,000

Jason P. Lisiak, CFA, Senior Analyst	Member of Real Estate Series Portfolio Management Team	Real Estate Series – between $10,001 and $50,000	Between $100,001 and $500,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Equity Income Group	Member of Senior Research Group, Member of Real Estate Series and Strategic Income Series Portfolio Management Teams, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Core Bond Series –

between $10,001 and $50,000

Inflation Focus Equity Series –

between $10,001 and $50,000

Life Sciences Series –
between $10,001 and $50,000

Real Estate Series –
between $50,001 and $100,000

Small Cap Series –

between$10,001 and $50,000

Technology Series –

between $10,001 and $50,000

World Opportunities Series –

between $50,001 and $100,000

Over $1,000,000

Elizabeth H. Mallette, Analyst	Member of Real Estate Series Portfolio Management Team	None	Between $10,001 and $50,000

James Nawrocki, Senior Analyst	Member of Tax Exempt Series Portfolio Management Teams	None	Between $100,001 and $500,000

Christoper F. Petrosino, CFA, Senior Analyst/Managing Director of Quantitative Strategies Group	Member of Senior Research Group, Member of Strategic Income Series Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Small Cap Series – between $1 and $10,000	Between $100,001 and $500,000

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Robert Pickels, CFA, Senior Analyst/Managing Director of Focused Opportunities Group	Member of Senior Research Group, Member of Commodity Series Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Core Plus Bond Series –
between $1 and $10,000

High Yield Bond Series –
between $1 and $10,000

Inflation Focus Equity Series –

between $10,001 and $50,000

Real Estate Series –

between $1 and $10,000

World Opportunities Series –

between $10,001 and $50,000

Between $100,001 and $500,000

Ben V. Rozin, Analyst	Member of International Series Portfolio Management Team	World Opportunities Series – between $10,001 and $50,000 International Series – between $10,001 and $50,000	Between $100,001 and $500,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Member of Senior Research Group,

Member of International Series and

Global Fixed Income Series

Portfolio Management Teams, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams

		None	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $500,001 and $1,000,000

Jeffrey M. Tyburski, CFA, Senior Analyst	Member of Inflation Focus Equity Series Portfolio Management Team	Small Cap Series – between $1 and $10,000	Between $10,001 and $50,000

Jay Welles, CFA, Senior Analyst	Member of Technology Series Portfolio Management Team	None	Between $100,001 and $500,000

Compensation. Equity and fixed income analyst compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of MNA’s clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Barclays Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in the Advisor based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

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Management of Other Portfolios. The Advisor does not use a single portfolio manager for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Portfolio Management Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. The information in the table below excludes the Series included in this SAI.

In addition, members of the Senior Research Group and Core Team as well as Jeffrey Tyburski have portfolio management responsibility for accounts that utilize quantitative investment approaches. The information below includes information on those accounts.

None of these accounts is subject to a performance-based advisory fee. The information provided is current as of December 31, 2012.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Sidharth Abrol	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Christian A. Andreach	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jonathan S. Beigle	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Jacob Boak	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Ebrahim Busheri	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jeffrey S. Coons	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Eric L. Daniels	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Muris Demirovic	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Jeffrey W. Donlon	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Brian P. Gambill	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jeffrey A. Herrmann	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Michael A. Knolla	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Brian W. Lester	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jason P. Lisiak	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Michael J. Magiera	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Elizabeth H. Mallette	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Christopher F. Petrosino	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Robert Pickels	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Ben V. Rozin	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Marc Tommasi	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Virge J. Trotter, III	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jeffrey M. Tyburski	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jay Welles	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

The Advisor’s fixed income portfolio managers manage other fixed income series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class mutual funds, other pooled investment vehicles, and separate accounts. The information provided for Jack Bauer includes all accounts that hold fixed income securities of any type. The information provided for James Nawrocki for registered investment companies and other pooled vehicles reflects his role on the Tax Exempt Series only, and the information provided for separate accounts includes all accounts with fixed income objectives. The information provided for Marc Bushallow and Keith Harwood for registered investment companies and other pooled vehicles includes all accounts that hold corporate fixed income securities, and the information provided for separate accounts includes all fixed income accounts other than those with municipal bond objectives. These accounts are not subject to performance-based fees. The information below is provided as of December 31, 2012. The information in the table below excludes the Series included in this SAI.

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Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	15	$4,896,405,693	25	$4,162,436,714	7,136	$12,134,172,620
Marc Bushallow	15	$4,896,405,693	25	$4,162,436,714	125	$350,083,770
R. Keith Harwood	15	$4,896,405,693	25	$4,162,436,714	125	$350,083,770
James Nawrocki	0	$0	0	$0	217	$1,209,946,615

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled order, the Advisor allocates securities first to the Core Bond Series and Core Plus Series and then uses a computer-generated randomizer to objectively assign the order of execution among other accounts. Each account that participates in an aggregated order on a particular execution will participate at the average security price with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base. To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

For the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Portfolio Management Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

Occasionally, such as when purchasing new bond issues, a member of the Advisor’s fixed income group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

Portfolio Transactions and Brokerage

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers (“brokers”) as shall, in the Advisor’s judgment, implement the policy of the Fund to achieve “best execution”, i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of

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brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either to the extent permitted by law. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The research which the Advisor receives for the Fund’s brokerage commissions, whether or not useful to the Fund, may be useful to the Advisor in managing the accounts of the Advisor’s other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

Brokerage Commissions Paid in Last Three Fiscal Years. The following Series paid brokerage commissions during the past three fiscal years.

	2010	2011	2012
Small Cap Series	$610,344	$526,585	$490,107
Technology Series	$332,748	$369,508	$244,356
International Series	$160,015	$444,815	$715,073
Life Sciences Series	$700,770	$749,644	$596,610
World Opportunities Series	$8,605,735	$13,004,386	$8,674,722
Global Fixed Income Series[3]	N/A	N/A	$89
Core Plus Bond Series	$7,478	$6,286	$7,568
Core Bond Series	$724	$1,011	$2,908
Real Estate Series	$87,381	$202,667	$75,658
High Yield Bond Series	$4,924	$3,098	$0
Emerging Markets Series[1]	N/A	$134,834	$158,214
Inflation Focus Equity Series[2]	N/A	$92,890	$94,846
[1]	The Series commenced operation on November 16, 2011.
[2]	The Series commenced operation on August 23, 2011.
[3]	The Series was reactivated on October 1, 2012.

The brokerage commissions paid by the Series will vary year to year based on the market environment and the investment opportunities identified over the year, as well as the level of cash flows.

The brokerage commissions for the International Series were higher in 2011 than in 2010 due to an increase in net assets. The brokerage commissions increased again in 2012 due to increased trading in the portfolio as well as increased trading in more expensive foreign markets. The brokerage commissions for the World Opportunities Series were higher in 2011 than in 2010 due to increased trading in the Series in response to increased shareholder activity. They fell in 2012 due to decreased portfolio turnover as a result of reduced shareholder activity. The brokerage commissions for the Core Bond Series, while still low, increased in 2012 due to larger trades in ETFs relative to 2011. The brokerage commissions for the Real Estate Series were higher in 2011 than in 2010 due to an increase in the Series’ net assets, and they fell in 2012 as net assets increased at a slower rate and trading slowed relative to the previous year.

During the last three fiscal years, the Tax Exempt Series did not incur any brokerage commissions.

There were no brokerage commissions paid to affiliates during the last three fiscal years.

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Directed Brokerage. For the fiscal year ended December 31, 2012, the following Series paid brokerage commissions to brokers because of research services provided as follows:

Series	Brokerage Commissions Directed in Connection with Research Services Provided	Aggregate Dollar Amount of Transactions for which Such Commissions Were Paid
Small Cap Series	$489,873	$256,610,400
Technology Series	$240,025	$160,788,558
International Series	$715,073	$337,675,347
Life Sciences Series	$596,573	$315,003,541
World Opportunities Series	$8,673,639	$5,639,203,448
Core Plus Bond Series	$7,568	$29,441,041
Core Bond Series	$2,908	$11,266,028
Real Estate Series	$75,652	$50,811,804
High Yield Bond Series	$0	$0
Emerging Markets Series	$157,814	$68,624,916
Inflation Focus Equity Series	$94,846	$79,257,682
Global Fixed Income Series	$89	$299,593

Regular Broker-Dealers. The Fund’s regular broker-dealers are (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Series shares. During the fiscal year ended December 31, 2012, the following Series purchased securities issued by the Fund’s regular broker-dealers:

Series	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/12 (000’s omitted)
Core Bond Series
	Bank of America Securities LLC	$3,237
	Citigroup Global Markets, Inc.	$4,884
	JPMorgan Securities	$7,687
	Goldman, Sachs & Co.	$4,577
	Jefferies & Co., Inc.	$4,928
	Credit Suisse Securities LLC	$1,272
	Morgan Stanley & Co., Inc.	$6,204
Core Plus Bond Series
	Bank of America Securities LLC	$8,785
	JPMorgan Securities	$19,044
	Citigroup Global Markets, Inc.	$16,524
	Credit Suisse Securities LLC	$4,532
	Jefferies & Co., Inc.	$12,475
	Morgan Stanley & Co., Inc.	$24,046
	Goldman, Sachs & Co.	$15,946
High Yield Bond Series
	Jefferies & Co., Inc.	$2,988
Global Fixed Income Series
	Barclays Bank PLC	$184
	Goldman, Sachs & Co.	$40
	Citigroup Global Markets, Inc.	$47
	JPMorgan Securities	$40
	Jefferies & Co., Inc.	$46
	Morgan Stanley & Co., Inc.	$85

Net Asset Value

The NAV is determined on each day that the NYSE is open for trading. In determining the NAV of each Series’ shares, common stocks that are traded over-the-counter or listed on national securities exchanges other than the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the NYSE (generally 4:00 p.m.,

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Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. Unlisted securities that are not included in such NASDAQ National Market System are valued at the quoted bid prices in the over-the-counter market. Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their NAV per share on valuation date. All securities initially expressed in foreign currencies will be converted to U.S. dollars using current exchange rates. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available or for which the Advisor deems the market quotations to be unreliable are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund’s Board of Directors.

In valuing their underlying fund investments, the Strategic Income Series use the NAVs reported by the underlying funds. These Series will value their other portfolio securities, if any, in the manner discussed above. The respective prospectuses for the underlying funds in which the Series invests explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series do not price their shares. As a result, the NAV of a Series may change at a time when shareholders are not able to purchase or redeem shares.

If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value taking this trading or these events into account.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain tax considerations generally affecting the Series and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this SAI. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company (“RIC”). It is the policy of each Series to qualify for the favorable tax treatment accorded RICs under Subchapter M of the Code. By following such policy, each of the Series expects to be relieved of federal income tax on “investment company taxable income” and net capital gain (the excess of net long-term capital gain over net short-term capital loss) timely distributed to shareholders.

In order to qualify as a RIC each Series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Series’ total assets is represented by cash or cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Series’ total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other RIC) or the securities (other than the securities of other RICs) of two or more issuers that are engaged in the same, similar, or related trades or businesses if the Series owns at least 20% of the voting power of each such issuer, or the securities of one or more qualified publicly traded partnerships. These requirements may restrict the degree to which the Series may engage in certain hedging transactions and may limit the range of the Series’ investments. If a Series qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it timely distributes each year to the shareholders, provided the Series distributes at least (a) 90% of its “investment company taxable income” (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

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If a Series fails to satisfy the qualifying income or diversification requirements in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to a Series for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, the Series could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC under Sub-chapter M of the Code.

For taxable years beginning after December 22, 2010, each Series may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Series’ taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing the Series’ distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for RICs is similar to the rules that apply to individuals which provide that such losses are carried over by a fund indefinitely. Thus, if a Series has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Series’ net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Series’ next taxable year, and the excess (if any) of the Series’ net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Series’ next taxable year. Certain rules require capital losses incurred after December 22, 2010 to be utilized before losses incurred prior to December 22, 2010, which, depending on the circumstances for the Series, may result in the expiration of losses incurred prior to December 22, 2010. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Series experiences an ownership change as defined in the Code.

Each Series is treated as a separate corporation for federal income tax purposes. Each Series therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Series do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Series level rather than at the Fund level.

Excise Tax. If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98.2% of its capital gain net income (the excess of short and long term capital gains over short and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the Series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Series generally intend to make sufficient distributions to avoid imposition of this tax. A Series may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Series to satisfy the requirements for qualification as a regulated investment company.

Distributions and Dividends. Each Series receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Series, constitutes their net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as “Qualified Dividend Income” (eligible for the reduced maximum capital gains rate to individuals of up to 20% (lower rates apply to individuals in lower tax brackets)) to the extent that a Series receives and designates its dividends as Qualified Dividend Income. Qualified Dividend Income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Series’ shareholder to be Qualified Dividend Income, the Series must meet the holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Series’ shares. The Tax Exempt Series, however, do not expect to receive the type of income that can be distributed to shareholders as qualified Dividend Income.

Any distribution by a Series may be taxable to shareholders regardless of whether it is received in cash or in additional shares. The Series may derive capital gains and losses in connection with sales or other dispositions of the portfolio securities. Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gains regardless of how long the shares have been held. The new maximum tax rate on long-term capital gains is 20% (lower rates apply to individuals in lower tax brackets). Certain distributions may qualify for a dividends-received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a Series receives from a domestic corporation and are properly designated by that Series.

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The Series will inform you of the amount of your ordinary income dividends, Qualified Dividend Income, and capital gain distributions shortly after the close of each calendar year. Shareholders who have not held the Series’ shares for a full year should be aware that the Series may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Series. A distribution will reduce a Series’ NAV per share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. Therefore, an investor should consider the tax consequences of purchasing shares immediately before a distribution record date.

If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Series’ shares and result in higher reported capital gain or lower reported capital loss when those shares on which a distribution was received are sold. Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Beginning January 1, 2013,U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale, exchange, or redemption of shares of the Series).

Sale, Exchange, or Redemption of Shares. Any gain or loss recognized on a sale, exchange or redemption of shares of a Series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

At the beginning of every year, the Fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that the Fund paid during the previous calendar year. REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues the tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Each Series (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for shares of the Series purchased on or after January 1, 2012, and sold on or after that date. In addition to the requirement to report the gross proceeds from the sale of shares, the Series is also required to report the cost basis information for such shares and indicate whether the shares had a short-term or long-term holding period. Each time a shareholder sells shares, the Series will permit the shareholder to elect from among several IRS accepted cost basis methods, including average cost. In the absence of an election, the Series will use average cost. The cost basis method elected by the shareholder (or the cost basis method applied by default) for each sale of shares may not be changed after the settlement date of each such sale of shares. Shareholders should consult with their tax advisors to determine the best IRS accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting applies to them. The requirement to report gross proceeds from the sale of shares of the Series continues to apply to all shares acquired through December 31, 2012, and sold on and after that date.

Under current law, the Series serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Series if shares in the Series constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Certain types of income received by a Series from REITs, REMICs, taxable mortgage pools or other investments may cause the Series to designate some or all of its distributions as “excess inclusion income.” To Series shareholders such excess inclusion income may (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Series to be subject to tax if certain “disqualified organizations” as defined by the Code are Series shareholders.

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Tax-exempt investors sensitive to UBTI, especially charitable remainder trusts, are strongly encouraged to consult their tax advisers prior to investment in the Series regarding this issue and IRS pronouncements regarding the treatment of such income in the hands of such investors.

Taxation of Series Investments. With respect to investments in zero coupon securities which are sold at original issue discount (“OID”) and thus do not make periodic cash interest payments, a Series will be required to include as part of its current income the imputed interest on such obligations even though the Series has not received any interest payments on such obligations during that period. Because each Series distributes all of its net investment income to its shareholders, a Series may have to sell securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss. Special rules apply if a Series holds inflation-indexed bonds. Generally, all stated interest on such bonds is recorded as income by the Series under its regular method of accounting for interest income. The amount of positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in the Series’ gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of the Series’ OID in a taxable year with respect to a bond will increase the Series’ taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Series may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustments, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includible in the Series’ income with respect to the bond for the taxable year.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Series to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

A Series’ transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies, derivative securities and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Series, defer losses to the Series, cause adjustments in the holding periods of the Series’ assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Series’ income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Series.

Each Series is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Series may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Series. It is anticipated that any net gain realized from the closing out of futures or options contracts with respect to securities may be considered gain from the sale of securities and therefore may be qualifying income for purposes of the Qualifying Income Test. Each Series distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Series’ fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Series’ other investments and shareholders are advised on the nature of the distributions.

Each of the High Yield Bond Series, Core Bond Series, and Core Plus Bond Series is expected to distribute primarily ordinary income dividends derived from interest earned on its investments in debt securities. The Series may also invest in certain derivative securities, including index-linked notes. Investment by these Series in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Series could be required to recognize annually a portion of the discount (or deemed discount) at which securities were issued and distribute such portion in order to maintain its qualification as a RIC. In order to generate cash to satisfy the distribution requirements of the Code, the Series may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources.

Certain investments in other underlying funds and ETFs may not produce qualifying income for purposes of the Qualifying Income Test (as described above) or satisfy the asset holdings requirements, that must be met in order for a Series to maintain its status as a RIC under the Code. For example, investments in ETFs that track physical commodities and which are treated as grantor trusts under the Code do not generate qualifying income and are not considered “securities” for purposes of the asset diversification requirements (as described above). If one or more underlying funds and/or ETFs generates more non-qualifying income for purposes of the Qualifying Income Test than the Series’ portfolio management expects, it could cause the Series to inadvertently fail the Qualifying Income Test, thereby causing the Series to inadvertently fail to qualify as a RIC under the Code.

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Transactions by a Series in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Series (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Series and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Series to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Series to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Series intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Series as a RIC and minimize the imposition of income and excise taxes.

Dividends and interest received by a Series may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Series’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Series will be eligible to, and may, file an election with the IRS that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions’ income taxes paid by the Series. If the Series were to make such an election, the Series would treat those taxes as dividends paid to its shareholders. Each shareholder would be required to include a proportionate share of those taxes in gross income as income received from a foreign source and to treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series’ income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign tax credits, if any, received by a Series as a result of an investment in another RIC (including an ETF which is taxable as aRIC) will not be passed through to you unless the Series qualifies as a “qualified fund-of-funds” under the Code. If the Series is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable it to pass along these foreign tax credits to its shareholders. A Series will be treated as a “qualified fund-of-funds” if at least 50% of the value of the Series’ total assets (at the close of each quarter of the Series’ taxable year) is represented by interests in other RICs.

If a Series owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the Series will be subject to one of the following special tax regimes: (i) the Series is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Series as a dividend to its shareholders; (ii) if the Series were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Series would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Series’ pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Series; or (iii) the Series may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Backup Withholding. In certain cases, a Series will be required to withhold and remit to the U.S. Treasury 28% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the IRS, (3) who has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) who has failed to certify that he or she is a U.S. person (including a U.S. resident alien). This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income including short-term capital gain dividends; provided, however, that for the Series’ taxable years beginning on or before December 31, 2013, interest related dividends and qualified short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such interest-related dividends, and of long-term capital gains and any gains from the sale or other disposition of shares of a Series generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S.. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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A U.S. withholding tax at a 30% rate will be imposed on dividends (beginning January 1, 2014) and gross redemption proceeds (beginning January 1, 2017) received by certain non-U.S. entities that fail to comply (or be deemed compliant) with new reporting and withholding requirements (commonly referred to as “FATCA”) designed to inform the U.S. Treasury of U.S. owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to determine whether withholding is required.

Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax and the proper withholding form(s) to be submitted to the Series.

Potential Reporting Requirements. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company such as the Series are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Additional Tax Information Concerning the New York Tax Exempt, Ohio Tax Exempt and Diversified Tax Exempt Series — The New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series (the “Tax Exempt Series”) are designed to provide shareholders with current tax exempt interest income and are not intended to constitute a balanced investment program. By meeting certain requirements of the Code, each Tax Exempt Series intends to qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, for the New York Tax Exempt and Ohio Tax Exempt Series, to the extent that exempt-interest dividends are derived from interest on obligations of the respective states or their respective political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), these dividends also may be exempt from New York state and Ohio state income taxes, respectively. Income from municipal securities of states other than New York and Ohio generally does not qualify as tax-free in New York or Ohio, respectively. With respect to the Diversified Tax Exempt Series, a portion of its dividends may be exempt in a shareholder’s state of residence. Each Tax Exempt Series will report the portion of its dividends that are derived from interest on obligations in each respective state. Because of these tax exemptions, an investment in a Tax Exempt Series may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than New York and Ohio for the New York Tax Exempt and Ohio Tax Exempt Series, respectively. The rules described above do not apply to corporate shareholders and such shareholders should consult with their tax advisor concerning the application of these rules to their state tax reporting.

Certain recipients of Social Security and railroad retirement benefits may be required to take into account income from the Tax Exempt Series in determining the taxability of their benefits. In addition, the Tax Exempt Series may not be an appropriate investment for shareholders that are “substantial users” or persons related to such users of facilities financed by private activity bonds or industrial revenue bonds. A “substantial user” is defined generally to include certain persons who regularly use a facility in their trade or business. Shareholders should consult their tax advisers to determine the potential effect, if any, on their tax liability of investing in the Tax Exempt Series.

Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the “Alternative Minimum Tax”) imposed by Section 55 of the Code. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain “private activity bonds” issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax) for both individual and corporate shareholders. Second, all tax exempt interest dividends, regardless of when the bonds from which they are derived were issued or whether they were derived from private activity bonds, will be included in the corporation’s “adjusted current earnings”, as defined in Section 56(g) of the Code, in calculating the corporation’s alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The deduction otherwise allowable to property and casualty insurance companies for “losses incurred” will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during the taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a “branch profits tax” on their “dividend equivalent amount” for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their “passive investment income”, which could include exempt-interest dividends.

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Issuers of bonds purchased by the Tax Exempt Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with the covenants.

Under the Code, if a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

Although the Tax Exempt Series do not expect to earn any investment company taxable income (as defined by the Code), any income earned on taxable investments will be distributed and will be taxable to shareholders as ordinary income. In general, “investment company taxable income” comprises taxable net investment income plus the excess, if any, of net short-term capital gains over net long-term capital losses. The Tax Exempt Series would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it is anticipated that no such tax will be paid by the Tax Exempt Series.

State and Local Taxes. Distributions by the Series to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Series, which may differ from the federal income tax consequences.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Series. Investments in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in shares of the Series.

Performance Reporting

The performance of the Series of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. It may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Series’ annual reports contain additional performance information. These reports are available without charge at the Fund’s website, www.manning-napier.com, or by calling 1-800-466-3863.

Financial Statements

Except for the Commodity Series, each Series’ audited financial statements, including the report of PwC thereon, from the Series’ annual reports for the fiscal year ended December 31, 2012 are hereby incorporated by reference into this SAI. These Reports may be obtained without charge by calling 1-800-466-3863. Because the Commodity Series was not active during the 2012 fiscal year, no financial statement was prepared for this Series. The financial statements with respect to the Series have been audited by PwC. A copy of the December 31, 2012 Annual Report(s) to Shareholders must accompany the delivery of this SAI.

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Appendix A – Description of Bond Ratings1

Moody’s Investors Service, Inc. (“Moody’s”) Short-Term Prime Rating System—Taxable Debt and Deposits Globally

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer’s branch is located are not incorporated into Moody’s short-term debt ratings.

If an issuer represents to Moody’s that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

[1]

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund’s fiscal year-end.

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Moody’s Municipal and Corporate Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by 9(a) earnings of projects under constructions, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

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A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s Municipal and Corporate Bond Ratings

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

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Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories. Standard & Poor’s ratings may also be indicated by “NR.” This designation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s may also assign conditional ratings to municipal bonds. The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood, of or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

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Appendix B – Procedures for the Nominating Committee’s Consideration of Potential Nominees Submitted by Stockholders

A nominee for nomination as a Director submitted by a stockholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:

1.	A stockholder or group of stockholders (referred to in either case as a “Nominating Stockholder”) that, individually or as a group, has beneficially owned at least 5% of the Fund’s common stock for at least two years prior to the date the Nominating Stockholder submits a candidate for nomination as a Director may submit one candidate to the Committee for consideration at an annual meeting of stockholders.

2.	The Nominating Stockholder must submit any such recommendation (a “Stockholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

3.	The Stockholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than the date specified in a public notice by the Fund. Such public notice shall be made at least 30 calendar days prior to the deadline for submission of Stockholder Recommendations. Such public notice may be given in a stockholder report or other mailing to stockholders or by any other means deemed by the Committee or the Board of Directors to be reasonably calculated to inform stockholders.

4.	The Stockholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Stockholder (the “candidate”); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Stockholder or an Associated Person of the Nominating Stockholder (as defined below); (C) the class or Series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Stockholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder; (E) whether the Nominating Stockholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background ; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors’ and officers’ questionnaire if elected; (iv) the Nominating Stockholder’s consent to be named as such by the Fund; (v) the class or Series and number of all shares of the Fund owned beneficially and of record by the Nominating Stockholder and any Associated Person of the Nominating Stockholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Stockholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Stockholder. “Associated Person of the Nominating Stockholder” as used in this paragraph 4 means any person required to be identified pursuant to clause (vi) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Stockholder or (b) any person required to be identified pursuant to clause (vi).

5.	The Committee may require the Nominating Stockholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Stockholder to serve on the Board. If the Nominating Stockholder fails to provide such other information in writing within seven days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

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Appendix C – Manning & Napier Advisors, LLC Proxy Policy and Procedures –

PROXY POLICY

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Policy

BACKGROUND

Proxy policy has had a lengthy history in the investment world. The Department of Labor’s (“DOL”) active voice in proxy policy began in 1998 with the Avon letter followed by the Proxy Project Report in 1989. Each notice by the DOL further defined and clarified the importance of exercising proxy votes in an active and diligent manner. Unless the plan documents explicitly reserve voting authority to the trustee, the investment manager has the authority – and the obligation – to vote as a fiduciary.

The Monks letter, issued by the DOL in January 1990, stated that the investment manager has a fiduciary obligation to match proxies received with holdings on a record date and to take reasonable steps to ensure that the proxies for which it is responsible are received. It further states that the named fiduciary who appointed the investment manager must periodically monitor the activities of the investment manager, which includes the monitoring of proxy procedures and proxy voting.

In 1994, the DOL issued Interpretive Bulletin #94-2, (the “Bulletin”), which summarizes the Department’s previous statements on the duties of ERISA fiduciaries to vote proxies relating to shares of corporate stock, and describes the Department’s view of the legal standards imposed by ERISA on the use of written statements of investment policy, including proxy voting. The Bulletin “reaffirms its longstanding position that plan officials are responsible for voting proxies, unless that responsibility has been delegated to an investment manager. In that case, plan officials should monitor the manager’s activities.”

The Bulletin concludes, “where the authority to manage plan assets has been delegated to an investment manager, the general rule is that the investment manager has the sole authority to vote proxies relating to such plan assets. If the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility would lie with the trustee or with the named fiduciary who has reserved to itself (or another authorized fiduciary) the right to direct the plan trustee regarding the voting of proxies.” The Bulletin notes that a reservation could be limited to the voting of only those proxies relating to specified assets or issues.

In 2003, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Investment Advisers Act of 1940 to require registered investment advisors and registered mutual fund companies to provide disclosure on voting proxies. The amendments require notification to clients of the method to obtain proxy records and policy. The advisor is required to disclose voting records and make available policies and procedures reasonably designed to ensure that the advisor votes proxies in the best interests of their clients.

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PROXY POLICY

In accordance with the guidelines of the DOL and the SEC, it is Manning & Napier’s policy regarding proxies to:

1.	Discharge our duties prudently, in the interest of plans, plan fiduciaries, plan participants, beneficiaries, clients and shareholders (together “clients”).

2.	Act prudently in voting of proxies by considering those factors, which would affect the value of client assets.

3.	Maintain accurate records as to voting of such proxies that will enable clients to periodically review voting procedures employed and actions taken in individual situations.

4.	Provide, upon request, a report of proxy activity for clients reflecting the activity of the portfolio requested.

5.	By following our procedures for reconciling proxies, take reasonable steps under the particular circumstances to ensure that proxies for which we are responsible are received by us.

6.	Make available, upon request, this policy to all plan fiduciaries, client, and shareholders.

7.	Comply with all current and future applicable laws, rules, and regulation governing proxy voting.

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Procedures

INTRODUCTION

“Proxy Season” is generally defined as February to June (although there are meetings held throughout the year, this is the peak period). During this time, Manning & Napier receives thousands of proxies and annual statements for processing. The purpose of this section of the booklet is to explain our process in accordance with SEC and DOL requirements. This booklet can be retained to satisfy the DOL requirement that fiduciaries monitor the voting procedures of the investment manager.

ARRIVAL OF THE PROXIES

The majority of proxy ballots are received electronically through a centralized system used by many custodians. This electronic link allows for daily notification, monitoring, efficient voting and record keeping of the Firm’s proxy voting activity.

However, some proxies are still received in paper form and are mailed to the Firm. When proxies are received from the Post Office, they are delivered to the Firm and provided to our Proxy Department.

FILE ORGANIZATION AND VOTING DIRECTION

A. Procedures for Manning Yield Dividend-Focus Portfolio and Manning & Napier Fund, Inc. Dividend Focus Series

When the proxies arrive, the Corporate Actions & Proxy Processor logs the proxy into our centralized proxy management software, creates a file containing proxy materials, inserts an analyst checklist, and adds any proxy materials received. For each proxy, the Corporate Actions & Proxy Processor will then determine whether the security that is the subject of the proxy is held by the Dividend Focus Series and one or more other series with the Manning & Napier Fund, Inc. (the “Fund”).

With respect to a security held by the Dividend Focus Series and one or more other series of the Fund, such proxies will be voted in accordance with Manning & Napier’s Proxy Guidelines and the procedures described under sub-section B below. All other proxies for the Dividend Focus Series and all proxies for the Manning Yield Dividend-Focus Portfolio will be voted under Glass Lewis & Co’s standard proxy voting guidelines, an independent company that specializes in providing a variety of proxy-related services.

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In light of the foregoing, Manning & Napier has reviewed and determined that Glass Lewis & Co’s proxy policy guidelines are consistent with Manning & Napier’s Proxy Policy and its fiduciary duty with respect to its clients. Manning & Napier will review any material amendments to Glass Lewis & Co’s Proxy Procedures to determine whether such procedures continue to be consistent with Manning & Napier’s Proxy Policy and its fiduciary duty with respect to it clients. A summary of Glass Lewis & Co’s Proxy Procedures is attached as an addendum to this policy.

B. Procedures for All Other Investment Companies and Clients

When the proxies arrive, the Corporate Actions & Proxy Processor logs the proxy into our centralized proxy management software, creates a file containing proxy materials, inserts an analyst checklist, adds any proxy materials received, and forwards to the Research Administrative Assistant. The Research Administrative Assistant logs the proxy receipt onto the proxy log, enters the votes into the centralized proxy management software according to Manning & Napier proxy policy guidelines, prints the proxy report, reviews issues and adds reference materials. The proxy is then forwarded to the appropriate analyst. The analyst reviews the materials, reviews the proxy report, indicates his agreement with votes according to Manning & Napier proxy procedures and approves by signature and returns the file to the Research Administrative Assistant. The Research Administrative Assistant then checks the proxy folder to make sure the analyst has signed both the proxy vote report and the non-conflict of interest form stapled in the back cover of the proxy folder. The proxy log is marked as complete and the file is returned to the Corporate Actions & Proxy Processor. If voting is contrary to the general recommendations of Manning & Napier’s Proxy Guidelines on any issue, the analyst must document why this vote is in the economic best interest of shareholders. Also, the rationale for votes on issues for which these guidelines do not make general recommendations must be documented. These votes and rationales are later reported upon request to fiduciaries, clients and shareholders in the Proxy Voting Report. The Corporate Actions & Proxy Processor is responsible for maintaining the proxy files by security, by year and provides safekeeping of the documents. Vote decisions are kept in the folders as well as the proxy database. In the event of an error in voting, the Manager of Research Administration will complete the error write-up and notify the CCO.

With respect to proxies of a Series of the Manning & Napier Fund, Inc., Manning & Napier will vote such proxies in the same proportion as the vote of all other shareholders of the Series (i.e., “echo vote”), unless otherwise required by law. When required by law or SEC exemptive order (if applicable), Manning & Napier will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund (“ETF”). When not required to “echo vote,” Manning & Napier will delegate to Glass Lewis & Co. responsibility for voting proxies of an unaffiliated mutual fund or ETF in accordance with Glass Lewis & Co’s proxy voting policies and procedures, subject to any custom policies of Manning & Napier set forth herein.

If the Firm and/or its affiliates own greater than a 25% position in an iShares Exchange Traded Fund, we will vote the shares in the same proportion as the vote of all other holders of shares of such iShares fund.

CORPORATE ACTIONS

The monitoring of corporate actions is done by the Corporate Actions & Proxy Processor in the Operations Department. The firm subscribes to CCH Incorporated (Capital Changes Incorporated), an online Corporate Actions monitoring company. With this subscription, the Firm is able to check daily corporate actions for clients’ holdings and retrieve historical data as well. The Corporate Actions Coordinator is also in contact with the Mutual fund Accounting Department and the sub-transfer agent for the Fund as they all share/verify information regarding corporate actions. Voluntary corporate actions are verified through Bloomberg and with the custodian. Verification of mandatory corporate actions is done monthly through our Reconciling Department.

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CONFLICTS OF INTEREST

There are potential conflicts of interest that may arise in connection with the Firm or the Analyst responsible for voting a company’s proxy. Examples of potential conflicts may include the following: (1) the voting Analyst is aware that a client of the advisor or its affiliates is a public company whose shares are held in client portfolios; (2) the voting Analyst (or a member of their immediate family) of the advisor or its affiliates also has a personal interest in the outcome of a matter before shareholders of a particular security that they cover as an Analyst; (3) an employee (or a member of their immediate family) of the advisor or its affiliates is a Director or Officer of such security; (4) an employee (or a member of their immediate family) is a Director candidate on the proxy; or (5) the voting Analyst (or a member of their immediate family), the advisor or its affiliates have a business relationship with a participant in a proxy contest, corporate director or director candidates.

In recognizing the above potential conflicts, the following controls have been put in place: (1) a written confirmation provided in the proxy folder that no conflict of interest exists with respect to each proxy vote to be completed by the Analyst. If an Analyst indicates an affirmative response to any of the above conflicts identified such Analyst shall be immediately removed from the responsibility of voting such proxy; and (2) a Proxy Policy committee has been created to resolve any apparent or potential conflicts or interest. The Proxy Policy Committee may utilize the following to assist in seeking resolution (including, without limitation, those instances when the Advisor potentially has an institutional conflict): (1) voting in accordance with the guidance of an independent consultant or outside counsel; (2) designation of a senior employee of committee member to vote that has neither a relationship with the company nor knowledge of any relationship between the advisor or its affiliates with such company; (3) voting in proportion to other shareholders of the issuer; (4) voting in other ways that are consistent with the advisor and its affiliates obligation to vote in clients’ collective best interest.

The Proxy Policy Conflicts Committee is responsible for developing procedures to identify material conflicts of interest with respect to the activities of Manning & Napier and Glass Lewis & Co.

PROXY RECONCILIATION

Manning & Napier has a customized computer program designed to produce a proxy reconciliation report which prints in detail all of the information necessary to match the proxies of a ballot to the holdings on the record date. After both electronic and paper ballots have been matched to the holdings on the record date, voted pursuant to the procedures and returned to the company, a review of the proxy report will show any proxies not received. In the event a proxy is not received, an email is sent to the custodian requesting a control number so that the votes can be entered manually online.

In the event a proxy ballot is received by Manning & Napier for a security which we do not have investment discretion or proxy authority, a best effort will be made to redirect the proxy to the record owner.

OUTSIDE VENDOR

Manning & Napier Advisors, LLC has an established proxy policy with detailed procedures and guidelines. Manning & Napier’s policy is to monitor and vote proxies in the best interest of our clients and in compliance with applicable laws, rules and regulations. The Firm may outsource its proxy voting, including when the Firm has identified a conflict of interest, for certain products.

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INQUIRIES

If you have any questions regarding our proxy voting procedures or if you would like to obtain a copy of our voting record for your holdings, please direct your written request to your Account Representative.

Guidelines

ANALYSTS’ GUIDELINES

The analysis of individual stock proxy issues is a component of equity research, and thus Manning & Napier has a fiduciary responsibility to vote proxies according to the economic best interests of our clients. The research analyst who recommended the stock or who is responsible for following stocks in a particular industry reviews voting direction on an individual basis. The analyst considers the specific investment strategy used to buy the stock, in conjunction with the guidelines outlined below. It is expected that the analyst will discharge his/her proxy duties prudently, solely in the best interest of our clients, and for the exclusive purpose of providing benefits to those clients.

The following serves as a guide to aid the analysts in voting proxies. This list is not exhaustive, and is subject to revision as new issues arise. Ultimately, it is up to the analyst to decide what is best in each individual situation, considering what best serves shareholders’ interests. The underlying principle is to protect the value of the security. Value is affected by proxy issues such as voting rights, limits on ownership, accountability of management and directors, etc. A secondary principle is that it is not up to us as fiduciaries to make a social stand on issues, unless they clearly affect the rights of shareholders and the value of the security.

CORPORATE GOVERNANCE/OTHER LOBBYIST COMMUNICATIONS

Periodically, the analysts may receive calls from lobbyists or solicitors trying to persuade us to vote a certain way on a proxy issue, or from other large stockholders trying to persuade us to join our vote with theirs to exercise control of the company. We will take their opinions into consideration, but our policy is simply to vote in accordance with what we feel is in the best interest of our clients and shareholders and which maximizes the value of their investment.

STANDARD DOMESTIC ISSUES

Election of Directors: Generally, if not contested, we will vote FOR the nominated directors. For each director, care must be taken to determine from the proxy statement each director’s: attendance at meetings, investment in the company, status inside and outside company, governance profile, compensation, independence from management, and related/relevant parameters. If the director’s actions are questionable on any of these items, the analyst may WITHHOLD election for the director.

In a contested race, voting decisions should be based on the track record of both slates of candidates, an analysis of what each side is offering to shareholders, and a determination of the likelihood of each slate to fulfill promises. Candidate backgrounds and qualifications should be considered, along with benefit to shareholders of diversity on the board. If the proposed election of directors would change the number of directors, the change should not diminish the overall quality and independence of the board.

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Because of the complexity and specific circumstances of issues concerning a contested race, these issues should be decided on a case-by-case basis.

Appointment of Auditors: A change of auditors that compromises the integrity of the independent audit process or a change of auditors due to the auditors’ refusal to approve a company’s financial statement should be voted AGAINST.

NON-STANDARD DOMESTIC ISSUES

Director/Management Accountability: As overseers of management for the shareholders, directors should be held accountable to shareholders. We therefore recommend a vote AGAINST any proposal which would limit director liability. Examples would include proposals to limit director liability or independence, or to unreasonably indemnify directors.

While it may be inevitable, especially in smaller companies, that the positions of Chairperson and Chief Executive Officer be combined in some cases, it generally increases management accountability to shareholders if the CEO is accountable to an independent Chairman. Therefore, we recommend a vote FOR proposals requiring that different persons serve as the Chairperson and Chief Executive Officer.

Similarly, where practical, any nominating, compensation, or audit committees should be independent of management. The purpose of these Committees is the implementation of Board oversight of management, and this purpose is best served if the majority of directors on such committees are independent directors. Therefore, we recommend a vote FOR requirements that these committees have a majority of independent directors.

Compensation Issues: Stock Incentive Plans usually permit a compensation committee to issue stock options to “key” personnel. These plans usually specify the maximum number of shares to be issued but do not specify under what conditions they would be issued. This is not necessarily a problem, as we wish to leave most compensation issues to management (unless someone is grossly overpaid), and we want management and employees in general to own stock so that their interests will be more in line with shareholders. Consequently, we have to examine the incentive plan carefully to see if it is overly generous. If the shares proposed to be issued to management total 50% of the outstanding shares, then the value of our clients’ holdings have probably fallen 50%.

When deciding whether or not to vote for these plans, we consider whether there will be too much dilution. Increasing the number of shares outstanding by 5% each year for 10 years is clearly too much dilution. Second, we consider the market value at current prices and with a slight change in market value. If management has been doing a poor job, should an additional $100 million in compensation be paid if the stock goes up by 10%? Not likely. Finally, we are suspicious of any plan that entitles management to buy stock below market value. They will be compensated for doing nothing at all for shareholders. Any vote cast regarding Stock Incentive Plans should be determined on a case-by-case basis and must be justifiable by the analyst casting the vote.

This analysis should also apply to other forms of Executive Compensation plans. Any such programs should provide challenging performance objectives and serve to motivate executives, and should not be excessively generous or provide incentives without clear goals. With these considerations in mind, any vote on Executive Compensation should be determined on a case-by-case basis. As a general rule, we recommend votes FOR proposals to link compensation to specific performance criteria and FOR proposals that increase the disclosure of management compensation, while we recommend votes AGAINST “golden parachutes”, and similar proposals, unless the award protects the shareholders by only being granted when the shareholders have benefited along with the executives receiving the award. With regards to SERP’s, or Supplemental Executive Retirement Plans, we would generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in supplemental executive retirement plan’s

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agreements to a shareholder vote, unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plan. SERPs may be viewed as discriminatory. Participating executives, who are selected by the company, may get better benefit formulas that provided under the employee-wide plan. Therefore, all other issues in relation to SERPs should be voted on a case-by-case basis.

In general, we would vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. We would vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. We would also vote AGAINST shareholder proposals requiring director fees be paid in stock only.

We would vote FOR shareholder proposals to put option re-pricings to a shareholder vote. In addition, we would vote FOR shareholders proposals seeking disclosure of the board’s or compensation committee’s use of compensation consultants, such as the company name, business relationships and fees paid.

We would vote on a case-by-case basis on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s compensation plan for senior executives. The vote for such issues would be based on what aspects of the company’s current annual and long-term equity incentive programs are performance driven. Finally, we would vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account the company’s performance, pay levels versus peers’ compensation, pay level versus industry-typical compensation, and long-term corporate outlook.

Outside director incentives work best when they are closely aligned with the interest of the shareholders (e.g., compensation in the form of reasonable stock grants) and are not at the discretion of management (e.g., revocable benefits). Based on these principles, votes on most outside director compensation issues should be made on a case-by case basis.

Terms of Directors: In order to hold directors accountable, they should be subject to frequent re-election – ideally, on an annual basis. Therefore, we recommend a vote AGAINST any proposal to extend the terms of directors and a vote FOR any proposal to shorten the term of directors in office. This is not to be construed as a limit on terms that can be served, but merely a preference to make directors stand for election regularly.

Staggered Boards: A staggered board is one in which directors are divided into three (sometimes more) classes, with each serving three-year (sometimes more) terms, with each class re-election occurring in a different year. A non-staggered Board serves a one-year term and Directors stand for re-election each year.

Proposals to adopt a staggered board amendment to the charter or bylaws usually are accompanied by provisions designed to protect the staggered board. Such provisions may include: supermajority voting requirements if shareholders wish to increase the number of directors; provisions allowing shareholders to remove directors only for cause; provisions stipulating that any board vacancies occurring between elections be filler only by a vote of the remaining board members, not the shareholders; and lock-in provisions requiring a supermajority shareholder vote to alter the amendment itself. All of these provisions reduce director accountability and undermine the principle that directors should be up for re-election on a frequent basis. We, therefore, recommend a vote AGAINST such proposals.

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Majority Vote in Director Elections: We would generally vote FOR binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies should also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Cumulative Voting: Cumulative voting permits proportional representation on the board of directors. Without it, a group with a simple majority could elect all directors. However, there are issues that arise depending on whether the board is staggered or non-staggered.

On a non-staggered board, cumulative voting exposes management to the disciplinary effects of the market for corporate control, which, in turn, encourages management to maximize share value. On a staggered board, cumulative voting can act as an anti-takeover defense and, and as a result, could diminish the positive impact on management efficiency of the market for corporate control.

Due to the complexity of this issue, any vote cast regarding cumulative voting should be determined on a case-by-case basis after careful consideration by the analyst responsible for that security. The basic principle of protecting property value of the security should be the determining criteria.

Supermajority Voting Provisions: Many proxy proposals require only a majority vote from shareholders in order to be ratified. Supermajority provisions are those that require more than a majority, usually 67% to 80% of the outstanding shares. These proposals generally provide that such a supermajority provision cannot be changed without the vote of the same percentage of shares outstanding. These provisions are usually intended to prevent any takeover of the company and to insulate insiders from shareholder pressure. We recommend a vote AGAINST such a proposal. Exceptions would be in cases where there is an economic benefit to protecting the interests of minority shareholders.

Multiple Classes of Stocks: Multiple classes of stock, which would give more voting rights to one class of shareholders at the expense of another, would clearly affect the rights of all shareholders. We recommend a vote AGAINST any proposal which divides common equity into more than one class of stock or which limits the voting rights of certain shareholders of a single class of stock. The exception would only occur if a subsidiary of a company issued its own class of common stock, such as General Motor’s class E (for EDS) and H (for Hughes) stock.

Similarly, we recommend a vote AGAINST any proposal to give the board of directors broad powers with respect to establishing new classes of stock and determining voting, dividend, and other rights without shareholder review. An example would be requests to authorize “blank check” preferred stock.

Poison Pills: Stock Purchase Rights Plans (“Poison Pills”) generally take the form of rights or warrants issued to shareholders that are triggered by an outside acquiring a predetermined quantity of stock in the corporation. When triggered, Poison Pills give shareholders the ability to purchase shares from or sell shares back to the company or, in the case of a hostile acquisition, to the potential acquirer at a price far out of line with their fair market value. The triggering event can either transfer a huge amount of wealth out of the Target Company or dilute the equity holdings of the potential acquirer’s pre-existing shareholders. In both cases, the Poison Pill has the potential to act as a doomsday machine in the event of an unwanted control contest, providing a target’s board with veto power (all it has to go is refuse to redeem the pill) over takeover bids, even if they are in the best interest of target shareholders.

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Rights plans are promoted by management as a method of ensuring that a firm’s potential acquirers do not give a two-tiered offer for a firm. This would have the effect of forcing a shareholder to tender his shares against his will. Although there may be some truth to this argument, the bottom line is that they permit some shareholders to obtain stock at a discount while preventing others from doing so. They can discourage outsiders from taking a position in the firm, because a certain level of ownership would result in lost property rights. Insiders want to protect their position and reduce the influence of outsiders. This type of proposal reduces director and management accountability to shareholders, and consequently we recommend a vote AGAINST such proposals. Exceptions can be made in cases where takeover attempts are detrimental to the long-term economic best interests of the shareholders and/or if the poison pill may raise the takeover premium received by existing shareholders.

Special Meetings of Shareholders: Any proposal which would limit or restrict the ability of shareholders to call a special meeting would limit their ability to exercise their rights as a shareholder. Since these proposals are contrary to shareholder interests, we recommend a vote AGAINST any proposal that would place such limits.

Shareholder recovery of proxy contest costs: Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. Shareholders who initiate proxy contests against fund boards sometimes seek to have their expenses from the solicitation reimbursed by the fund. Generally, while the dissident in this situation has initiated certain proposals for the benefit of fund shareholders, they have done so at their own risk.

Confidential Voting: Confidential voting is the best way to guarantee an independent vote. Shareholders must be able to vote all proxies on the merits of each proposal. Open voting alters the concept of free choice in corporate elections and proxy proposal by providing management the opportunity to influence the vote outcome – they can see who has voted for or against proposals before the final vote is taken and therefore management can pressure institutional shareholders, suppliers, customers, and other shareholders with which it maintains a business relationship. This process, which would give management the opportunity to coerce votes from its shareholders, destroys the concept of management accountability. Therefore, we recommend a vote FOR confidential voting.

Greenmail: Targeted share repurchases by management (Greenmail) of company stock from an individual or select group seeking control of the company is overly abusive to shareholders’ interests and often disruptive to management. Since only the hostile party receives payment, the practice is discriminatory to all other shareholders of the company. With Greenmail, management transfers significant sums of corporate cash (not their own) to one entity for the sole purpose of saving their positions – cash that could be put to use for reinvestment in the company, payment of dividends, or to fund a public share repurchase with shareholders participating on an equal basis.

By raising the specter of a change in control (whether he intended to follow through on it or not), the Greenmailer receives payment (usually at a substantial premium over the market value of his shares). Management is once again safe and sound (until the next Greenmailer appears), and the shareholders are left with an asset-depleted, often less competitive company. Unless there is a legitimate benefit to shareholders in general, or our clients in particular, such as staving off an economically harmful acquisition, we recommend a vote AGAINST Greenmail proposals.

Anti-Greenmail Proposals: Shareholder interests are best protected if they can vote on specific issues based on the individual merits of each, rather than make sweeping generalizations about certain types of proposals. Therefore, we recommend a vote AGAINST broad charters and bylaw amendments such as anti-greenmail proposals.

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Increased Authorized Common Stock: Requests to authorize increases in common stock can be expected from time-to-time, and when handled in a disciplined manner such requests can be for beneficial purposes such as stock splits, cost-effective means of raising capital, or reasonable incentive programs. However, increases in common stock can easily become dilutive, so by no means are they always in the best interest of shareholders. Purpose and scale are the determining factors with respect to increases in common stock, and based on these factors proposals to increase authorized common stock should be decided on a case-by-case basis.

Reincorporation: Reincorporation may be supported where satisfactory business reasons are specified and there is no overall and significant detrimental impact. Because of the issues involved, such determinations should be made on a case-by-case basis.

Insider Trading: We encourage companies to establish strict zero tolerance policies with respect to illegal insider trading activity, and therefore would recommend a vote FOR proposals of such policies.

Approving Other Business: Management may, on occasion, seek broad authorization to approve business resolution without shareholder consent. Management typically already has the authority needed to make routine business decisions, so shareholders should avoid granting blanket authority to management, which may reduce management accountability and/or shareholders rights. These proposals should be made on a case-by-case basis.

High-Performance Workplaces: Pursuant to a 1994 Department of Labor report entitled “Road to High-Performance Workplaces,” some corporations may propose policies with respect to aspects of high-performance workplaces, such as employee training, empowerment, or incentive programs. To the extent that such proposals can be seen to contribute to a company’s productivity and long-term financial performance we recommend a vote FOR high-performance workplace proposals.

Corporate Responsibility: Increasingly, issues of Corporate Responsibility are appearing on proxy ballots. Investors must recognize that such issues are often more than just social questions—the immediate cost of implementing a new program must be weighed against the longer-term costs of pursuing abusive or unsound policies. It must be remembered that the shareholder activism on the rise, companies that do not make an effort to be responsible corporate citizens may find their stocks out of favor. Also, there may be legal or regulatory costs to irresponsible practices, which represent undefined liabilities. Therefore, where the financial impact of the proposal is positive to neutral, we recommend a vote FOR proposals which lower the potential for boycotts, lawsuits, or regulatory penalties. Examples may include:

¡	Resolution to establish shareholder advisory committees
¡	Corporate conduct and human rights policies
¡	Adoption of the “MacBride Principles” of equal employment
¡	Adoption of “CERES Principles” of environmental responsibility
¡	Legal and regulatory compliance policies
¡	Supplier standards
¡	Fair lending

Each of the above will have a specific set of circumstances in which the financial impact of adoption the resolution must be evaluated, and the analyst should vote according to the long-terms economic interests of shareholders.

FOREIGN SECURITIES

The Advisor will make best efforts to obtain and vote foreign proxies, as long as the cost of doing so does not outweigh the benefit of voting. For example, the Advisor most likely will not travel to foreign countries to vote proxies. While the international proxies generally follow the same guidelines listed above, there are several issues which are not normally a part of the domestic proxies and as such are addressed separately below.

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STANDARD INTERNATIONAL ISSUES

Receiving Financials: We recommend voting FOR such routine, non-controversial items. Most companies around the world submit their financials to shareholders for approval, and this is one of the first items on most agendas. When evaluating a company’s financial statements, unless there are major concerns about the accuracy of the financial statements, we would vote FOR this item.

Accepting the acts or performance of the managing board or supervisory board: We recommend voting FOR such items. The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, but it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

NON-STANDARD INTERNATIONAL ISSUES

Capital Increase per the following: 1. with rights, 2. without rights, 3. bonds with rights, or 4. bond without rights. In the majority of cases, we would vote FOR capital increases. There may be cases where the analyst deems the capital increase inappropriate and would then vote AGAINST such an item.

Companies can have one of two types of capital systems. The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this pre-approved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. When looking at such issues, we need to review the following: the history of issuance requests; the size of the request; and the purpose of the issuance associated with the increase in authorization.

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. If a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Unissued shares lapse after the fixed time period expires. This type of authority would be used to carry out general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, we need to look at the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the total potential dilution amount from all capital should be considered.

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French Law requires that French companies ask for poison pills: As covered under the Domestic Non-Standard Poison Pill, we vote AGAINST poison pills. French anti-takeover mechanisms include staggered boards, super-voting shares, poison pills, and special shares. The most common anti-takeover maneuvers are voting rights restrictions and shares with double voting rights. In the case of recently privatized companies, the government may hold a golden share that entitles it to override certain key decisions.

Some companies propose to authorize the board to issue stock in the event of a takeover bid. Such an issuance is not designed to increase capital beyond the amount authorized by other resolutions, but is merely an alternative use for pools of capital already approved but unused. We oppose anti-takeover mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Some companies use restricted voting rights to protect themselves from takeovers. Companies can also implement time-phased double voting rights (usually granted after two to four years). This requires amending the articles and thus is subject to shareholder approval. Another popular defensive tool is a pact that gives a small group of shareholders preemptive rights over one another’s shares. The Advisor supports the harmonization of share classes and opposes mechanisms that skew voting rights.

An anti-takeover device of concern to shareholders is the government’s ability to hold a golden share in newly privatized companies. Under the terms of most golden shares, the government reserves the right to appoint two non-voting representatives to the board and also has the right to oppose any sale of assets if it is determined to adversely affect national interest. This practice has become more controversial in the recent past since the European Commission determined that the use of golden shares may infringe on the free movement of capital and may only be used under certain circumstances.

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Recommendations for ERISA Plans

ERISA states that the named fiduciary has a duty to periodically monitor the activities of the investment manager; this includes proxy voting. ERISA further requires proper documentation of the proxy voting activities of the investment manager and of investment manager monitoring by the named fiduciary. To aid trustees in fulfilling these duties, Manning & Napier recommends the following:

1.

A review of your plan documents should be conducted to determine if voting authority has been delegated to the investment manager or retained by the trustee. If the document does not delegate authority, it is the Department of Labor’s view that the investment manager has the responsibility with respect to the trustee (Pension and Welfare Benefits Administration, U.S. Department of Labor, Proxy Project Report, March 2, 1989).

2.

If voting authority is delegated to Manning & Napier, we recommend that the Board adopt the proxy policy* outlined below. If voting authority has been reserved to the Board, we recommend that the Board adopt its own proxy policy similar to that of Manning & Napier.

3.	We recommend that our Proxy Procedures be kept on file to document our compliance with the record keeping requirements.

In order to assist clients with the ERISA monitoring requirement, upon written request we will provide a Proxy Report which will outline the securities voted, what the issues were, what actions were taken and, in the case of a vote against the recommendation of management, we will provide the analyst’s reason for that vote.

*PROXY POLICY

In accordance with the guidelines of the U.S. Department of Labor it is our policy regarding proxies to:

1.

Delegate the voting authority to the investment manager who will discharge it duties prudently, solely in the interest of the plan participants and beneficiaries and for the exclusive purpose of providing benefits to plan participants and their beneficiaries.

2.

Require that the investment manager maintain accurate records as to the voting of such proxies that will enable us to review periodically the voting procedures employed and the actions taken in individual situations.

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PROXY PAPER GUIDELINES

2012 PROXY SEASON

AN OVERVIEW OF

THE GLASS LEWIS APPROACH TO

PROXY ADVICE

U N I T E D S T A T E S

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I. A BOARD THAT SERVES THE INTERESTS OF SHAREHOLDERS

ELECTION OF DIRECTORS

The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

INDEPENDENCE

The independence of directors, or lack thereof, is ultimately demonstrated through the decisions they make. In assessing the independence of directors, we will take into consideration, when appropriate, whether a director has a track record indicative of making objective decisions. Likewise, when assessing the independence of directors we will also examine when a director’s service track record on multiple boards indicates a lack of objective decision-making. Ultimately, we believe the determination of whether a director is independent or not must take into consideration both compliance with the applicable independence listing requirements as well as judgments made by the director.

We look at each director nominee to examine the director’s relationships with the company, the company’s executives, and other directors. We do this to evaluate whether personal, familial, or financial relationships (not including director compensation) may impact the director’s decisions. We believe that such relationships make it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. We also believe that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.

Thus, we put directors into three categories based on an examination of the type of relationship they have with the company:

Independent Director – An independent director has no material financial, familial or other current relationships with the company, its executives, or other board members, except for board service and standard fees paid for that service. Relationships that existed within three to five years1 before the inquiry are usually considered “current” for purposes of this test.

In our view, a director who is currently serving in an interim management position should be considered an insider, while a director who previously served in an interim management position for less than one year and is no longer serving in such capacity is considered independent. Moreover, a director who previously served in an interim management position for over one year and is no longer serving in such capacity is considered an affiliate for five years following the date of his/her resignation or departure from the interim management position. Glass Lewis applies a three-year look-back period to all directors who have an affiliation with the company other than former employment, for which we apply a five-year look-back.

1 NASDAQ originally proposed a five-year look-back period but both it and the NYSE ultimately settled on a three-year look-back prior to finalizing their rules. A five-year standard is more appropriate, in our view, because we believe that the unwinding of conflicting relationships between former management and board members is more likely to be com-plete and final after five years. However, Glass Lewis does not apply the five-year look-back period to directors who have previously served as executives of the company on an interim basis for less than one year.

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Affiliated Director – An affiliated director has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company.2 This includes directors whose employers have a material financial relationship with the company.3 In addition, we view a director who owns or controls 20% or more of the company’s voting stock as an affiliate.4

We view 20% shareholders as affiliates because they typically have access to and involvement with the management of a company that is fundamentally different from that of ordinary shareholders. More importantly, 20% holders may have interests that diverge from those of ordinary holders, for reasons such as the liquidity (or lack thereof) of their holdings, personal tax issues, etc.

Definition of “Material”: A material relationship is one in which the dollar value exceeds:

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$50,000 (or where no amount is disclosed) for directors who are paid for a service they have agreed to perform for the company, outside of their service as a director, including professional or other services; or

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$120,000 (or where no amount is disclosed) for those directors employed by a professional services firm such as a law firm, investment bank, or consulting firm where the company pays the firm, not the individual, for services. This dollar limit would also apply to charitable contributions to schools where a board member is a professor; or charities where a director serves on the board or is an executive;[5] and any aircraft and real estate dealings between the company and the director’s firm; or

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1% of either company’s consolidated gross revenue for other business relationships (e.g., where the director is an executive officer of a company that provides services or products to or receives services or products from the company).

Definition of “Familial”: Familial relationships include a person’s spouse, parents, children, siblings, grandparents, uncles, aunts, cousins, nieces, nephews, in-laws, and anyone (other than domestic employees) who shares such person’s home. A director is an affiliate if the director has a family member who is employed by the company and who receives compensation of $120,000 or more per year or the compensation is not disclosed.

Definition of “Company”: A company includes any parent or subsidiary in a group with the company or any entity that merged with, was acquired by, or acquired the company.

Inside Director – An inside director simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company. In our view, an inside director who derives

2 If a company classifies one of its non-employee directors as non-independent, Glass Lewis will classify that director as an affiliate.

3 We allow a five-year grace period for former executives of the company or merged companies who have consulting agreements with the surviving company. (We do not automatically recommend voting against directors in such cases for the first five years.) If the consulting agreement persists after this five-year grace period, we apply the materiality thresholds outlined in the definition of “material.”

4 This includes a director who serves on a board as a representative (as part of his or her basic responsibilities) of an investment firm with greater than 20% ownership. However, while we will generally consider him/her to be affiliated, we will not recommend voting against unless (i) the investment firm has disproportionate board representation or (ii) the director serves on the audit committee.

5 We will generally take into consideration the size and nature of such charitable entities in relation to the company’s size and industry along with any other relevant factors such as the director’s role at the charity. However, unlike for other types of related party transactions, Glass Lewis generally does not apply a look-back period to affiliated relationships involving charitable contributions; if the relationship ceases, we will consider the director to be independent.

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a greater amount of income as a result of affiliated transactions with the company rather than through compensation paid by the company (i.e., salary, bonus, etc. as a company employee) faces a conflict between making decisions that are in the best interests of the company versus those in the director’s own best interests. Therefore, we will recommend voting against such a director.

Voting Recommendations on the Basis of Board Independence

Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two-thirds independent. We note that each of the Business Roundtable, the Conference Board, and the Council of Institutional Investors advocates that two-thirds of the board be independent. Where more than one-third of the members are affiliated or inside directors, we typically6 recommend voting against some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold.

In the case of a less than two-thirds independent board, Glass Lewis strongly supports the existence of a presiding or lead director with authority to set the meeting agendas and to lead sessions outside the insider chairman’s presence.

In addition, we scrutinize avowedly “independent” chairmen and lead directors. We believe that they should be unquestionably independent or the company should not tout them as such.

Committee Independence

We believe that only independent directors should serve on a company’s audit, compensation, nominating, and governance committees.7 We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating, or governance committee, or who has served in that capacity in the past year.

Independent Chairman

Glass Lewis believes that separating the roles of CEO (or, more rarely, another executive position) and chairman creates a better governance structure than a combined CEO/chairman position. An executive manages the business according to a course the board charts. Executives should report to the board regarding their performance in achieving goals the board set. This is needlessly complicated when a CEO chairs the board, since a CEO/chairman presumably will have a significant influence over the board.

It can become difficult for a board to fulfill its role of overseer and policy setter when a CEO/ chairman controls the agenda and the boardroom discussion. Such control can allow a CEO to have an entrenched position, leading to longer-than-optimal terms, fewer checks on management, less scrutiny of the business operation, and limitations on independent, shareholder-focused goal-setting by the board.

A CEO should set the strategic course for the company, with the board’s approval, and the board should enable the CEO to carry out the CEO’s vision for accomplishing the board’s objectives.

6 With a staggered board, if the affiliates or insiders that we believe should not be on the board are not up for election, we will express our concern regarding those directors, but we will not recommend voting against the other affiliates or insiders who are up for election just to achieve two-thirds independence. However, we will consider recommending voting against the directors subject to our concern at their next election if the concerning issue is not resolved.

7 We will recommend voting against an audit committee member who owns 20% or more of the company’s stock, and we believe that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating, and governance committees.

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Failure to achieve the board’s objectives should lead the board to replace that CEO with someone in whom the board has confidence.

Likewise, an independent chairman can better oversee executives and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. Such oversight and concern for shareholders allows for a more proactive and effective board of directors that is better able to look out for the interests of shareholders.

Further, it is the board’s responsibility to select a chief executive who can best serve a company and its shareholders and to replace this person when his or her duties have not been appropriately fulfilled. Such a replacement becomes more difficult and happens less frequently when the chief executive is also in the position of overseeing the board.

Glass Lewis believes that the installation of an independent chairman is almost always a positive step from a corporate governance perspective and promotes the best interests of shareholders. Further, the presence of an independent chairman fosters the creation of a thoughtful and dynamic board, not dominated by the views of senior management. Encouragingly, many companies appear to be moving in this direction—one study even indicates that less than 12 percent of incoming CEOs in 2009 were awarded the chairman title, versus 48 percent as recently as 2002.8 Another study finds that 41 percent of S&P 500 boards now separate the CEO and chairman roles, up from 26 percent in 2001, although the same study found that of those companies, only 21 percent have truly independent chairs.9

We do not recommend that shareholders vote against CEOs who chair the board. However, we typically encourage our clients to support separating the roles of chairman and CEO whenever that question is posed in a proxy (typically in the form of a shareholder proposal), as we believe that it is in the long-term best interests of the company and its shareholders.

PERFORMANCE

The most crucial test of a board’s commitment to the company and its shareholders lies in the actions of the board and its members. We look at the performance of these individuals as directors and executives of the company and of other companies where they have served.

Voting Recommendations on the Basis of Performance

We disfavor directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position. We typically recommend voting against:

1.	A director who fails to attend a minimum of 75% of board and applicable committee meetings, calculated in the aggregate.[10]

2.

A director who belatedly fied a significant form(s) 4 or 5, or who has a pattern of late filings if the late filing was the director’s fault (we look at these late filing situations on a case-by-case basis).

8 Ken Favaro, Per-Ola Karlsson and Gary Neilson. “CEO Succession 2000-2009: A Decade of Convergence and Compression.” Booz & Company (from Strategy+Business, Issue 59, Summer 2010).

9 Spencer Stuart Board Index, 2011, p. 6.

10 However, where a director has served for less than one full year, we will typically not recommend voting against for failure to attend 75% of meetings. Rather, we will note the poor attendance with a recommendation to track this issue going forward. We will also refrain from recommending to vote against directors when the proxy discloses that the director missed the meetings due to serious illness or other extenuating circumstances.

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3.	A director who is also the CEO of a company where a serious and material restatement has occurred after the CEO had previously certified the pre-restatement financial statements.

4.

A director who has received two against recommendations from Glass Lewis for identical reasons within the prior year at different companies (the same situation must also apply at the company being analyzed).

5.

All directors who served on the board if, for the last three years, the company’s performance has been in the bottom quartile of the sector and the directors have not taken reasonable steps to address the poor performance.

Audit Committees and Performance

Audit committees play an integral role in overseeing the financial reporting process because “[v]ibrant and stable capital markets depend on, among other things, reliable, transparent, and objective financial information to support an efficient and effective capital market process. The vital oversight role audit committees play in the process of producing financial information has never been more important.”11

When assessing an audit committee’s performance, we are aware that an audit committee does not prepare financial statements, is not responsible for making the key judgments and assumptions that affect the financial statements, and does not audit the numbers or the disclosures provided to investors. Rather, an audit committee member monitors and oversees the process and procedures that management and auditors perform. The 1999 Report and Recommendations of the Blue Ribbon Committee on Improving the Effectiveness of Corporate Audit committees stated it best:

A proper and well-functioning system exists, therefore, when the three main groups responsible for financial reporting – the full board including the audit committee, financial management including the internal auditors, and the outside auditors – form a ‘three legged stool’ that supports responsible financial disclosure and active participatory oversight. However, in the view of the Committee, the audit committee must be ‘first among equals’ in this process, since the audit committee is an extension of the full board and hence the ultimate monitor of the process.

Standards For Assessing The Audit Committee

For an audit committee to function effectively on investors’ behalf, it must include members with sufficient knowledge to diligently carry out their responsibilities. In its audit and accounting recommendations, the Conference Board Commission on Public Trust and Private Enterprise said “members of the audit committee must be independent and have both knowledge and experience in auditing financial matters.”12

We are skeptical of audit committees where there are members that lack expertise as a Certified Public Accountant (CPA), Chief Financial Officer (CFO) or corporate controller or similar experience. While we will not necessarily vote against members of an audit committee when such expertise is lacking, we are more likely to vote against committee members when a problem such as a restatement occurs and such expertise is lacking.

11 “Audit Committee Effectiveness – What Works Best.” PricewaterhouseCoopers. The Institute of Internal Auditors Research Foundation. 2005.

12 Commission on Public Trust and Private Enterprise. The Conference Board. 2003.

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Glass Lewis generally assesses audit committees against the decisions they make with respect to their oversight and monitoring role. The quality and integrity of the financial statements and earnings reports, the completeness of disclosures necessary for investors to make informed decisions, and the effectiveness of the internal controls should provide reasonable assurance that the financial statements are materially free from errors. The independence of the external auditors and the results of their work all provide useful information by which to assess the audit committee.

When assessing the decisions and actions of the audit committee, we typically defer to its judgment and would vote in favor of its members, but we would recommend voting against the following members under the following circumstances: 13

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All members of the audit committee when options were backdated, there is a lack of adequate controls in place, there was a resulting restatement, and disclosures indicate there was a lack of documentation with respect to the option grants.

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The audit committee chair, if the audit committee does not have a financial expert or the committee’s financial expert does not have a demonstrable financial background sufficient to understand the financial issues unique to public companies.

3.	The audit committee chair, if the audit committee did not meet at least four times during the year.

4.	The audit committee chair, if the committee has less than three members.

5.

Any audit committee member who sits on more than three public company audit committees, unless the audit committee member is a retired CPA, CFO, controller or has similar experience, in which case the limit shall be four committees, taking time and availability into consideration including a review of the audit committee member’s attendance at all board and committee meetings.[14]

6.

All members of an audit committee who are up for election and who served on the committee at the time of the audit, if audit and audit-related fees total one-third or less of the total fees billed by the auditor.

7.

The audit committee chair when tax and/or other fees are greater than audit and audit-related fees paid to the auditor for more than one year in a row (in which case we also recommend against ratification of the auditor).

8.

All members of an audit committee where non-audit fees include fees for tax services (including, but not limited to, such things as tax avoidance or shelter schemes) for senior executives of the company. Such services are now prohibited by the Public Company Accounting Oversight Board (“PCAOB”).

13 Where the recommendation is to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against the members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.

14 Glass Lewis may exempt certain audit committee members from the above threshold if, upon further analysis of relevant factors such as the director’s experience, the size, industry-mix and location of the companies involved and the director’s attendance at all the companies, we can reasonably determine that the audit committee member is likely not hindered by multiple audit committee commitments.

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9.	All members of an audit committee that reappointed an auditor that we no longer consider to be independent for reasons unrelated to fee proportions.

10.	All members of an audit committee when audit fees are excessively low, especially when compared with other companies in the same industry.

11.

The audit committee chair[15] if the committee failed to put auditor ratification on the ballot for shareholder approval. However, if the non-audit fees or tax fees exceed audit plus audit-related fees in either the current or the prior year, then Glass Lewis will recommend voting against the entire audit committee.

12.	All members of an audit committee where the auditor has resigned and reported that a section 10A16 letter has been issued.

13.	All members of an audit committee at a time when material accounting fraud occurred at the company.[17]

14.	All members of an audit committee at a time when annual and/or multiple quarterly financial statements had to be restated, and any of the following factors apply:

•	The restatement involves fraud or manipulation by insiders;

•	The restatement is accompanied by an SEC inquiry or investigation;

•	The restatement involves revenue recognition;

•	The restatement results in a greater than 5% adjustment to costs of goods sold, operating expense, or operating cash flows; or

•	The restatement results in a greater than 5% adjustment to net income, 10% adjustment to assets or shareholders equity, or cash flows from financing or investing activities.

15.

All members of an audit committee if the company repeatedly fails to file its financial reports in a timely fashion. For example, the company has filed two or more quarterly or annual financial statements late within the last five quarters.

16.	All members of an audit committee when it has been disclosed that a law enforcement agency has charged the company and/or its employees with a violation of the Foreign Corrupt Practices Act (FCPA).

17.	All members of an audit committee when the company has aggressive accounting policies and/or poor disclosure or lack of sufficient transparency in its financial statements.

18.	All members of the audit committee when there is a disagreement with the auditor and the auditor resigns or is dismissed.

15 In all cases, if the chair of the committee is not specified, we recommend voting against the director who has been on the committee the longest.

16 Auditors are required to report all potential illegal acts to management and the audit committee unless they are clearly inconsequential in nature. If the audit committee or the board fails to take appropriate action on an act that has been determined to be a violation of the law, the independent auditor is required to send a section 10A letter to the SEC. Such letters are rare and therefore we believe should be taken seriously.

17 Recent research indicates that revenue fraud now accounts for over 60% of SEC fraud cases, and that companies that engage in fraud experience significant negative abnormal stock price declines—facing bankruptcy, delisting, and material asset sales at much higher rates than do non-fraud firms (Committee of Sponsoring Organizations of the Treadway Commission. “Fraudulent Financial Reporting: 1998-2007.” May 2010).

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19.	All members of the audit committee if the contract with the auditor specifically limits the auditor’s liability to the company for damages.[18]

20.

All members of the audit committee who served since the date of the company’s last annual meeting, and when, since the last annual meeting, the company has reported a material weakness that has not yet been corrected, or, when the company has an ongoing material weakness from a prior year that has not yet been corrected.

We also take a dim view of audit committee reports that are boilerplate, and which provide little or no information or transparency to investors. When a problem such as a material weakness, restatement or late filings occurs, we take into consideration, in forming our judgment with respect to the audit committee, the transparency of the audit committee report.

Compensation Committee Performance

Compensation committees have the final say in determining the compensation of executives. This includes deciding the basis on which compensation is determined, as well as the amounts and types of compensation to be paid. This process begins with the hiring and initial establishment of employment agreements, including the terms for such items as pay, pensions and severance arrangements. It is important in establishing compensation arrangements that compensation be consistent with, and based on the long-term economic performance of, the business’s long-term shareholders returns.

Compensation committees are also responsible for the oversight of the transparency of compensation. This oversight includes disclosure of compensation arrangements, the matrix used in assessing pay for performance, and the use of compensation consultants. In order to ensure the independence of the compensation consultant, we believe the compensation committee should only engage a compensation consultant that is not also providing any services to the company or management apart from their contract with the compensation committee. It is important to investors that they have clear and complete disclosure of all the significant terms of compensation arrangements in order to make informed decisions with respect to the oversight and decisions of the compensation committee.

Finally, compensation committees are responsible for oversight of internal controls over the executive compensation process. This includes controls over gathering information used to determine compensation, establishment of equity award plans, and granting of equity awards. Lax controls can and have contributed to conflicting information being obtained, for example through the use of nonobjective consultants. Lax controls can also contribute to improper awards of compensation such as through granting of backdated or spring-loaded options, or granting of bonuses when triggers for bonus payments have not been met.

Central to understanding the actions of a compensation committee is a careful review of the Compensation Discussion and Analysis (CD&A) report included in each company’s proxy. We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. The CD&A is also integral to the evaluation of compensation proposals at companies, such as advisory votes on executive compensation, which allow shareholders to vote on the compensation paid to a company’s top executives.

18 The Council of Institutional Investors. “Corporate Governance Policies,” p. 4, April 5, 2006; and “Letter from Council of Institutional Investors to the AICPA,” November 8, 2006.

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When assessing the performance of compensation committees, we will recommend voting against for the following:19

1.

All members of the compensation committee who are up for election and served at the time of poor pay-for-performance (e.g., a company receives an F grade in our pay-for-performance analysis) when shareholders are not provided with an advisory vote on executive compensation at the annual meeting.[20]

2.

Any member of the compensation committee who has served on the compensation committee of at least two other public companies that received F grades in our pay-for-performance model and who is also suspect at the company in question.

3.

The compensation committee chair if the company received two D grades in consecutive years in our pay-for-performance analysis, and if during the past year the Company performed the same as or worse than its peers.[21]

4.	All members of the compensation committee (during the relevant time period) if the company entered into excessive employment agreements and/or severance agreements.

5.

All members of the compensation committee when performance goals were changed (i.e., lowered) when employees failed or were unlikely to meet original goals, or performance-based compensation was paid despite goals not being attained.

6.	All members of the compensation committee if excessive employee perquisites and benefits were allowed.

7.	The compensation committee chair if the compensation committee did not meet during the year, but should have (e.g., because executive compensation was restructured or a new executive was hired).

8.	All members of the compensation committee when the company repriced options or completed a “self tender offer” without shareholder approval within the past two years.

9.	All members of the compensation committee when vesting of in-the-money options is accelerated or when fully vested options are granted.

10.

All members of the compensation committee when option exercise prices were backdated. Glass Lewis will recommend voting against an executive director who played a role in and participated in option backdating.

11.	All members of the compensation committee when option exercise prices were spring-loaded or otherwise timed around the release of material information.

19 Where the recommendation is to vote against the committee chair and the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.

20 Where there are multiple CEOs in one year, we will consider not recommending against the compensation committee but will defer judgment on compensation policies and practices until the next year or a full year after arrival of the new CEO. In addition, if a company provides shareholders with a say-on-pay proposal and receives an F grade in our pay-for-performance model, we will recommend that shareholders only vote against the say-on-pay proposal rather than the members of the compensation committee, unless the company exhibits egregious practices. However, if the company receives successive F grades, we will then recommend against the members of the compensation committee in addition to recommending voting against the say-on-pay proposal.

21 In cases where the company received two D grades in consecutive years, but during the past year the company performed better than its peers or improved from an F to a D grade year over year, we refrain from recommending to vote against the compensation chair. In addition, if a company provides shareholders with a say-on-pay proposal in this instance, we will consider voting against the advisory vote rather than the compensation committee chair unless the company exhibits unquestionably egregious practices.

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12.

All members of the compensation committee when a new employment contract is given to an executive that does not include a clawback provision and the company had a material restatement, especially if the restatement was due to fraud.

13.

The chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.

14.

All members of the compensation committee during whose tenure the committee failed to implement a shareholder proposal regarding a compensation-related issue, where the proposal received the affirmative vote of a majority of the voting shares at a shareholder meeting, and when a reasonable analysis suggests that the compensation committee (rather than the governance committee) should have taken steps to implement the request.[22]

15.

All members of a compensation committee during whose tenure the committee failed to address shareholder concerns following majority shareholder rejection of the say-on-pay proposal in the previous year. Where the proposal was approved but there was a significant shareholder vote (i.e., greater than 25% of votes cast) against the say-on-pay proposal in the prior year, if there is no evidence that the board responded accordingly to the vote including actively engaging shareholders on this issue, we will also consider recommending voting against the chairman of the compensation committee or all members of the compensation committee, depending on the severity and history of the compensation problems and the level of vote against.

Nominating and Governance Committee Performance

The nominating and governance committee, as an agency for the shareholders, is responsible for the governance by the board of the company and its executives. In performing this role, the board is responsible and accountable for selection of objective and competent board members. It is also responsible for providing leadership on governance policies adopted by the company, such as decisions to implement shareholder proposals that have received a majority vote.

Consistent with Glass Lewis’ philosophy that boards should have diverse backgrounds and members with a breadth and depth of relevant experience, we believe that nominating and governance committees should consider diversity when making director nominations within the context of each specific company and its industry. In our view, shareholders are best served when boards make an effort to ensure a constituency that is not only reasonably diverse on the basis of age, race, gender and ethnicity, but also on the basis of geographic knowledge, industry experience and culture.

Regarding the nominating and or governance committee, we will recommend voting against the following:23

22 In all other instances (i.e. a non-compensation-related shareholder proposal should have been implemented) we recommend that shareholders vote against the members of the governance committee.

23 Where we would recommend to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair

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1.

All members of the governance committee[24] during whose tenure the board failed to implement a shareholder proposal with a direct and substantial impact on shareholders and their rights - i.e., where the proposal received enough shareholder votes (at least a majority) to allow the board to implement or begin to implement that proposal.[25] Examples of these types of shareholder proposals are majority vote to elect directors and to declassify the board.

2.	The governance committee chair,[26] when the chairman is not independent and an independent lead or presiding director has not been appointed.[27]

3.	In the absence of a nominating committee, the governance committee chair when there are less than five or the whole nominating committee when there are more than 20 members on the board.

4.	The governance committee chair, when the committee fails to meet at all during the year.

5.

The governance committee chair, when for two consecutive years the company provides what we consider to be “inadequate” related party transaction disclosure (i.e. the nature of such transactions and/or the monetary amounts involved are unclear or excessively vague, thereby preventing an average shareholder from being able to reasonably interpret the independence status of multiple directors above and beyond what the company maintains is compliant with SEC or applicable stock-exchange listing requirements).

6.

The governance committee chair, when during the past year the board adopted a forum selection clause (i.e. an exclusive forum provision)[28] without shareholder approval, or, if the board is currently seeking shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal.

Regarding the nominating committee, we will recommend voting against the following:29

1.

All members of the nominating committee, when the committee nominated or renominated an individual who had a significant conflict of interest or whose past actions demonstrated a lack of integrity or inability to represent shareholder interests.

24 If the board does not have a governance committee (or a committee that serves such a purpose), we recommend voting against the entire board on this basis.

25 Where a compensation-related shareholder proposal should have been implemented, and when a reasonable analysis suggests that the members of the compensation committee (rather than the governance committee) bear the responsibility for failing to implement the request, we recommend that shareholders only vote against members of the compensation committee.

26 If the committee chair is not specified, we recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member serving on the committee.

27 We believe that one independent individual should be appointed to serve as the lead or presiding director. When such a position is rotated among directors from meeting to meeting, we will recommend voting against as if there were no lead or presiding director.

28 A forum selection clause is a bylaw provision stipulating that a certain state, typically Delaware, shall be the exclusive forum for all intra-corporate disputes (e.g. shareholder derivative actions, assertions of claims of a breach of fiduciary duty, etc.). Such a clause effectively limits a shareholder’s legal remedy regarding appropriate choice of venue and related relief offered under that state’s laws and rulings.

29 Where we would recommend to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair.

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2.

The nominating committee chair, if the nominating committee did not meet during the year, but should have (i.e., because new directors were nominated or appointed since the time of the last annual meeting).

3.	In the absence of a governance committee, the nominating committee chair[30] when the chairman is not independent, and an independent lead or presiding director has not been appointed.[31]

4.	The nominating committee chair, when there are less than five or the whole nominating committee when there are more than 20 members on the board.[32]

5.

The nominating committee chair, when a director received a greater than 50% against vote the prior year and not only was the director not removed, but the issues that raised shareholder concern were not corrected.[33]

Board-level Risk Management Oversight

Glass Lewis evaluates the risk management function of a public company board on a strictly case-by-case basis. Sound risk management, while necessary at all companies, is particularly important at financial firms which inherently maintain significant exposure to financial risk. We believe such financial firms should have a chief risk officer reporting directly to the board and a dedicated risk committee or a committee of the board charged with risk oversight. Moreover, many non-financial firms maintain strategies which involve a high level of exposure to financial risk. Similarly, since many non-financial firms have significant hedging or trading strategies, including financial and non-financial derivatives, those firms should also have a chief risk officer and a risk committee.

Our views on risk oversight are consistent with those expressed by various regulatory bodies. In its December 2009 Final Rule release on Proxy Disclosure Enhancements, the SEC noted that risk oversight is a key competence of the board and that additional disclosures would improve investor and shareholder understanding of the role of the board in the organization’s risk management practices. The final rules, which became effective on February 28, 2010, now explicitly require companies and mutual funds to describe (while allowing for some degree of flexibility) the board’s role in the oversight of risk.

When analyzing the risk management practices of public companies, we take note of any significant losses or writedowns on financial assets and/or structured transactions. In cases where a company has disclosed a sizable loss or writedown, and where we find that the company’s board-level risk committee contributed to the loss through poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a

30 If the committee chair is not specified, we will recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member on the committee.

31 In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.

32 In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.

33 Considering that shareholder discontent clearly relates to the director who received a greater than 50% against vote rather than the nominating chair, we review the validity of the issue(s) that initially raised shareholder concern, follow-up on such matters, and only recommend voting against the nominating chair if a reasonable analysis suggests that it would be most appropriate. In rare cases, we will consider recommending against the nominating chair when a director receives a substantial (i.e., 25% or more) vote against based on the same analysis.

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company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise)34, we will consider recommending to vote against the chairman of the board on that basis. However, we generally would not recommend voting against a combined chairman/CEO except in egregious cases.

EXPERIENCE

We find that a director’s past conduct is often indicative of future conduct and performance. We often find directors with a history of overpaying executives or of serving on boards where avoidable disasters have occurred appearing at companies that follow these same patterns. Glass Lewis has a proprietary database of directors serving at over 8,000 of the most widely held U.S. companies. We use this database to track the performance of directors across companies.

Voting Recommendations on the Basis of Director Experience

We typically recommend that shareholders vote against directors who have served on boards or as executives of companies with records of poor performance, inadequate risk oversight, overcompensation, audit- or accounting-related issues, and/or other indicators of mismanagement or actions against the interests of shareholders.35

Likewise, we examine the backgrounds of those who serve on key board committees to ensure that they have the required skills and diverse backgrounds to make informed judgments about the subject matter for which the committee is responsible.

OTHER CONSIDERATIONS

In addition to the three key characteristics – independence, performance, experience – that we use to evaluate board members, we consider conflict-of-interest issues as well as the size of the board of directors when making voting recommendations.

Conflicts of Interest

We believe board members should be wholly free of identifiable and substantial conflicts of interest, regardless of the overall level of independent directors on the board. Accordingly, we recommend that shareholders vote against the following types of affiliated or inside directors:

1.

A CFO who is on the board: In our view, the CFO holds a unique position relative to financial reporting and disclosure to shareholders. Because of the critical importance of financial disclosure and reporting, we believe the CFO should report to the board and not be a member of it.

2.

A director who is on an excessive number of boards: We will typically recommend voting against a director who serves as an executive officer of any public company while serving on more than two other public company boards and any other director who serves on more than six public company boards typically receives an against recommendation from Glass Lewis. Academic literature suggests that one board takes up approximately

34 A committee responsible for risk management could be a dedicated risk committee, or another board committee, usually the audit committee but occasionally the finance committee, depending on a given company’s board structure and method of disclosure. At some companies, the entire board is charged with risk management.

35 We typically apply a three-year look-back to such issues and also research to see whether the responsible directors have been up for election since the time of the failure, and if so, we take into account the percentage of support they received from shareholders.

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200 hours per year of each member’s time. We believe this limits the number of boards on which directors can effectively serve, especially executives at other companies.[36] Further, we note a recent study has shown that the average number of outside board seats held by CEOs of S&P 500 companies is 0.6, down from 0.8 in 2006 and 1.2 in 2001.[37]

3.

A director, or a director who has an immediate family member, providing material consulting or other material professional services to the company: These services may include legal, consulting, or financial services. We question the need for the company to have consulting relationships with its directors. We view such relationships as creating conflicts for directors, since they may be forced to weigh their own interests against shareholder interests when making board decisions. In addition, a company’s decisions regarding where to turn for the best professional services may be compromised when doing business with the professional services firm of one of the company’s directors.

4.

A director, or a director who has an immediate family member, engaging in airplane, real estate, or similar deals, including perquisite-type grants from the company, amounting to more than $50,000: Directors who receive these sorts of payments from the company will have to make unnecessarily complicated decisions that may pit their interests against shareholder interests.

5.

Interlocking directorships: CEOs or other top executives who serve on each other’s boards create an interlock that poses conflicts that should be avoided to ensure the promotion of shareholder interests above all else.[38]

6.

All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.[39] In the event a board is classified and shareholders are therefore unable to vote against all directors, we will recommend voting against the remaining directors the next year they are up for a shareholder vote.

Size of the Board of Directors

While we do not believe there is a universally applicable optimum board size, we do believe boards should have at least five directors to ensure sufficient diversity in decision-making and to enable the formation of key board committees with independent directors. Conversely, we believe that boards with more than 20 members will typically suffer under the weight of “too many cooks in the kitchen” and have difficulty reaching consensus and making timely decisions. Sometimes the presence of too many voices can make it difficult to draw on the wisdom and experience in the room by virtue of the need to limit the discussion so that each voice may be heard.

36 Our guidelines are similar to the standards set forth by the NACD in its “Report of the NACD Blue Ribbon Commission on Director Professionalism,” 2001 Edition, pp. 14-15 (also cited approvingly by the Conference Board in its “Corporate Governance Best Practices: A Blueprint for the Post-Enron Era,” 2002, p. 17), which suggested that CEOs should not serve on more than 2 additional boards, persons with full-time work should not serve on more than 4 additional boards, and others should not serve on more than six boards.

37 Spencer Stuart Board Index, 2011, p. 8.

38 We do not apply a look-back period for this situation. The interlock policy applies to both public and private companies. We will also evaluate multiple board interlocks among non-insiders (i.e. multiple directors serving on the same boards at other companies), for evidence of a pattern of poor oversight.

39 Refer to Section IV. Governance Structure and the Shareholder Franchise for further discussion of our policies regarding anti-takeover measures, including poison pills.

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To that end, we typically recommend voting against the chairman of the nominating committee at a board with fewer than five directors. With boards consisting of more than 20 directors, we typically recommend voting against all members of the nominating committee (or the governance committee, in the absence of a nominating committee).40

CONTROLLED COMPANIES

Controlled companies present an exception to our independence recommendations. The board’s function is to protect shareholder interests; however, when an individual or entity owns more than 50% of the voting shares, the interests of the majority of shareholders are the interests of that entity or individual. Consequently, Glass Lewis does not apply our usual two-thirds independence rule and therefore we will not recommend voting against boards whose composition reflects the makeup of the shareholder population.

Independence Exceptions

The independence exceptions that we make for controlled companies are as follows:

1.

We do not require that controlled companies have boards that are at least two-thirds independent. So long as the insiders and/or affiliates are connected with the controlling entity, we accept the presence of non-independent board members.

2.	The compensation committee and nominating and governance committees do not need to consist solely of independent directors.

a.	We believe that standing nominating and corporate governance committees at controlled companies are unnecessary. Although having a committee charged with the duties of searching for, selecting, and nominating independent directors can be beneficial, the unique composition of a controlled company’s shareholder base makes such committees weak and irrelevant.

b.	Likewise, we believe that independent compensation committees at controlled companies are unnecessary. Although independent directors are the best choice for approving and monitoring senior executives’ pay, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests. As such, we believe that having affiliated directors on a controlled company’s compensation committee is acceptable. However, given that a controlled company has certain obligations to minority shareholders we feel that an insider should not serve on the compensation committee. Therefore, Glass Lewis will recommend voting against any insider (the CEO or otherwise) serving on the compensation committee.

3.

Controlled companies do not need an independent chairman or an independent lead or presiding director. Although an independent director in a position of authority on the board – such as chairman or presiding director – can best carry out the board’s duties, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests.

40 The Conference Board, at p. 23 in its May 2003 report “Corporate Governance Best Practices, Id.,” quotes one of its roundtable participants as stating, “[w]hen you’ve got a 20 or 30 person corporate board, it’s one way of assuring that nothing is ever going to happen that the CEO doesn’t want to happen.”

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Size of the Board of Directors

We have no board size requirements for controlled companies.

Audit Committee Independence

We believe that audit committees should consist solely of independent directors. Regardless of a company’s controlled status, the interests of all shareholders must be protected by ensuring the integrity and accuracy of the company’s financial statements. Allowing affiliated directors to oversee the preparation of financial reports could create an insurmountable conflict of interest.

UNOFFICIALLY CONTROLLED COMPANIES AND 20-50% BENEFICIAL OWNERS

Where an individual or entity owns more than 50% of a company’s voting power but the company is not a “controlled” company as defined by relevant listing standards, we apply a lower independence requirement of a majority of the board but believe the company should otherwise be treated like another public company; we will therefore apply all other standards as outlined above.

Similarly, where an individual or entity holds between 20-50% of a company’s voting power, but the company is not “controlled” and there is not a “majority” owner, we believe it is reasonable to allow proportional representation on the board and committees (excluding the audit committee) based on the individual or entity’s percentage of ownership.

EXCEPTIONS FOR RECENT IPOS

We believe companies that have recently completed an initial public offering (“IPO”) should be allowed adequate time to fully comply with marketplace listing requirements as well as to meet basic corporate governance standards. We believe a one-year grace period immediately following the date of a company’s IPO is sufficient time for most companies to comply with all relevant regulatory re-quirements and to meet such corporate governance standards. Except in egregious cases, Glass Lewis refrains from issuing voting recommendations on the basis of corporate governance best practices (eg. board independence, committee membership and structure, meeting attendance, etc.) during the one-year period following an IPO.

However, two specific cases warrant strong shareholder action against the board of a company that completed an IPO within the past year:

1.

Adoption of a poison pill: in cases where a board implements a poison pill preceding an IPO, we will consider voting against the members of the board who served during the period of the poison pill’s adoption if the board (i) did not also commit to submit the poison pill to a shareholder vote within 12 months of the IPO or (ii) did not provide a sound rationale for adopting the pill and the pill does not expire in three years or less. In our view, adopting such an anti-takeover device unfairly penalizes future shareholders who (except for electing to buy or sell the stock) are unable to weigh in on a matter that could potentially negatively impact their ownership interest. This notion is strengthened when a board adopts a poison pill with a 5-10 year life immediately prior to having a public shareholder base so as to insulate management for a substantial amount of time while postponing and/or avoiding allowing public shareholders the ability to vote on the pill’s adoption. Such instances are indicative of boards that may subvert shareholders’ best interests following their IPO.

2.

Adoption of an exclusive forum provision: consistent with our general approach to boards that adopt exclusive forum provisions without shareholder approval (refer to our discussion of nominating and governance committee performance in Section I of the guidelines), in cases

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where a board adopts such a provision for inclusion in a company’s charter or bylaws before the company’s IPO, we will recommend voting against the chairman of the governance committee, or, in the absence of such a committee, the chairman of the board, who served during the period of time when the provision was adopted.

Further, shareholders should also be wary of companies in this category that adopt supermajority voting requirements before their IPO. Absent explicit provisions in the articles or bylaws stipulating that certain policies will be phased out over a certain period of time (e.g. a predetermined declassification of the board, a planned separation of the chairman and CEO, etc.) long-term shareholders could find themselves in the predicament of having to attain a supermajority vote to approve future proposals seeking to eliminate such policies.

MUTUAL FUND BOARDS

Mutual funds, or investment companies, are structured differently from regular public companies (i.e., operating companies). Typically, members of a fund’s adviser are on the board and management takes on a different role from that of regular public companies. Thus, we focus on a short list of requirements, although many of our guidelines remain the same.

The following mutual fund policies are similar to the policies for regular public companies:

1.	Size of the board of directors: The board should be made up of between five and twenty directors.

2.	The CFO on the board: Neither the CFO of the fund nor the CFO of the fund’s registered investment adviser should serve on the board.

3.	Independence of the audit committee: The audit committee should consist solely of independent directors.

4.	Audit committee financial expert: At least one member of the audit committee should be designated as the audit committee financial expert.

The following differences from regular public companies apply at mutual funds:

1.

Independence of the board: We believe that three-fourths of an investment company’s board should be made up of independent directors. This is consistent with a proposed SEC rule on investment company boards. The Investment Company Act requires 40% of the board to be independent, but in 2001, the SEC amended the Exemptive Rules to require that a majority of a mutual fund board be independent. In 2005, the SEC proposed increasing the independence threshold to 75%. In 2006, a federal appeals court ordered that this rule amendment be put back out for public comment, putting it back into “proposed rule” status. Since mutual fund boards play a vital role in overseeing the relationship between the fund and its investment manager, there is greater need for independent oversight than there is for an operating company board.

2.

When the auditor is not up for ratification: We do not recommend voting against the audit committee if the auditor is not up for ratification because, due to the different legal structure of an investment company compared to an operating company, the auditor for the investment company (i.e., mutual fund) does not conduct the same level of financial review for each investment company as for an operating company.

3.	Non-independent chairman: The SEC has proposed that the chairman of the fund board be independent. We agree that the roles of a mutual fund’s chairman and CEO should be separate.

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Although we believe this would be best at all companies, we recommend voting against the chairman of an investment company’s nominating committee as well as the chairman of the board if the chairman and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director. Seven former SEC commissioners support the appointment of an independent chairman and we agree with them that “an independent board chairman would be better able to create conditions favoring the long-term interests of fund shareholders than would a chairman who is an executive of the adviser.” (See the comment letter sent to the SEC in support of the proposed rule at http://sec.gov/rules/proposed/s70304/ s70304-179.pdf)

DECLASSIFIED BOARDS

Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel the annual election of directors encourages board members to focus on shareholder interests.

Empirical studies have shown: (i) companies with staggered boards reduce a firm’s value; and (ii) in the context of hostile takeovers, staggered boards operate as a takeover defense, which entrenches management, discourages potential acquirers, and delivers a lower return to target shareholders.

In our view, there is no evidence to demonstrate that staggered boards improve shareholder returns in a takeover context. Research shows that shareholders are worse off when a staggered board blocks a transaction. A study by a group of Harvard Law professors concluded that companies whose staggered boards prevented a takeover “reduced shareholder returns for targets . on the order of eight to ten percent in the nine months after a hostile bid was announced.”41 When a staggered board negotiates a friendly transaction, no statistically significant difference in premiums occurs.42 Further, one of those same professors found that charter-based staggered boards “reduce the market value of a firm by 4% to 6% of its market capitalization” and that “staggered boards bring about and not merely reflect this reduction in market value.”43 A subsequent study reaffirmed that classified boards reduce shareholder value, finding “that the ongoing process of dismantling staggered boards, encouraged by institutional investors, could well contribute to increasing shareholder wealth.”44

Shareholders have increasingly come to agree with this view. In 2011 more than 75% of S&P 500 companies had declassified boards, up from approximately 41% a decade ago.45 Clearly, more shareholders have supported the repeal of classified boards. Resolutions relating to the repeal of staggered boards garnered on average over 70% support among shareholders in 2008, whereas in 1987, only 16.4% of votes cast favored board declassificaton.46

Given the empirical evidence suggesting staggered boards reduce a company’s value and the increasing shareholder opposition to such a structure, Glass Lewis supports the declassification of boards and the annual election of directors.

41 Lucian Bebchuk, John Coates IV, Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Further Findings and a Reply to Symposium Participants,” 55 Stanford Law Review 885-917 (2002), page 1.

42 Id. at 2 (“Examining a sample of seventy-three negotiated transactions from 2000 to 2002, we find no systematic benefits in terms of higher premia to boards that have [staggered structures].”).

43 Lucian Bebchuk, Alma Cohen, “The Costs of Entrenched Boards” (2004).

44 Lucian Bebchuk, Alma Cohen and Charles C.Y. Wang, “Staggered Boards and the Wealth of Shareholders: Evidence from a Natural Experiment,” SSRN: http://ssrn.com/abstract=1706806 (2010), p. 26.

45 Spencer Stuart Board Index, 2011, p. 14

46 Lucian Bebchuk, John Coates IV and Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Theory, Evidence, and Policy,” 54 Stanford Law Review 887-951 (2002).

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MANDATORY DIRECTOR TERM AND AGE LIMITS

Glass Lewis believes that director age and term limits typically are not in shareholders’ best interests. Too often age and term limits are used by boards as a crutch to remove board members who have served for an extended period of time. When used in that fashion, they are indicative of a board that has a difficult time making “tough decisions.”

Academic literature suggests that there is no evidence of a correlation between either length of tenure or age and director performance. On occasion, term limits can be used as a means to remove a director for boards that are unwilling to police their membership and to enforce turnover. Some shareholders support term limits as a way to force change when boards are unwilling to do so.

While we understand that age limits can be a way to force change where boards are unwilling to make changes on their own, the long-term impact of age limits restricts experienced and potentially valuable board members from service through an arbitrary means. Further, age limits unfairly imply that older (or, in rare cases, younger) directors cannot contribute to company oversight.

In our view, a director’s experience can be a valuable asset to shareholders because of the complex, critical issues that boards face. However, we support periodic director rotation to ensure a fresh perspective in the boardroom and the generation of new ideas and business strategies. We believe the board should implement such rotation instead of relying on arbitrary limits. When necessary, shareholders can address the issue of director rotation through director elections.

We believe that shareholders are better off monitoring the board’s approach to corporate governance and the board’s stewardship of company performance rather than imposing inflexible rules that don’t necessarily correlate with returns or benefits for shareholders.

However, if a board adopts term/age limits, it should follow through and not waive such limits. If the board waives its term/age limits, Glass Lewis will consider recommending shareholders vote against the nominating and/or governance committees, unless the rule was waived with sufficient explanation, such as consummation of a corporate transaction like a merger.

REQUIRING TWO OR MORE NOMINEES PER BOARD SEAT

In an attempt to address lack of access to the ballot, shareholders sometimes propose that the board give shareholders a choice of directors for each open board seat in every election. However, we feel that policies requiring a selection of multiple nominees for each board seat would discourage prospective directors from accepting nominations. A prospective director could not be confident either that he or she is the board’s clear choice or that he or she would be elected. Therefore, Glass Lewis generally will vote against such proposals.

SHAREHOLDER ACCESS

We expect to see a number of shareholder proposals regarding this topic in 2012. For a discussion of recent regulatory events in this area, along with a detailed overview of the Glass Lewis approach to Shareholder Proposals regarding Proxy Access, refer to Section V. Compensation, Environmental, Social and Governance Shareholder Initiatives.

MAJORITY VOTE FOR THE ELECTION OF DIRECTORS

In stark contrast to the failure of shareholder access to gain acceptance, majority voting for the election of directors is fast becoming the de facto standard in corporate board elections. In our view, the majority voting proposals are an effort to make the case for shareholder impact on director elections on a company-specific basis.

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While this proposal would not give shareholders the opportunity to nominate directors or lead to elections where shareholders have a choice among director candidates, if implemented, the proposal would allow shareholders to have a voice in determining whether the nominees proposed by the board should actually serve as the overseer-representatives of shareholders in the boardroom. We believe this would be a favorable outcome for shareholders.

During 2011, Glass Lewis tracked over 40 proposals seeking to require a majority vote to elect directors at annual meetings in the U.S., a slight increase over 2010 when we tracked just under 35 proposals, but a sharp contrast to the 147 proposals tracked during 2006. The large drop in the number of proposals being submitted in recent years compared to 2006 is a result of many companies having already adopted some form of majority voting, including approximately 79% of companies in the S&P 500 index, up from 56% in 2008.47 During 2009 these proposals received on average 59% shareholder support (based on for and against votes), up from 54% in 2008.

THE PLURALITY VOTE STANDARD

Today, most US companies still elect directors by a plurality vote standard. Under that standard, if one shareholder holding only one share votes in favor of a nominee (including himself, if the director is a shareholder), that nominee “wins” the election and assumes a seat on the board. The common concern among companies with a plurality voting standard was the possibility that one or more directors would not receive a majority of votes, resulting in “failed elections.” This was of particular concern during the 1980s, an era of frequent takeovers and contests for control of companies.

ADVANTAGES OF A MAJORITY VOTE STANDARD

If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to be elected. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

We believe that a majority vote standard will likely lead to more attentive directors. Occasional use of this power will likely prevent the election of directors with a record of ignoring shareholder interests in favor of other interests that conflict with those of investors. Glass Lewis will generally support proposals calling for the election of directors by a majority vote except for use in contested director elections.

In response to the high level of support majority voting has garnered, many companies have voluntarily taken steps to implement majority voting or modified approaches to majority voting. These steps range from a modified approach requiring directors that receive a majority of withheld votes to resign (e.g., Ashland Inc.) to actually requiring a majority vote of outstanding shares to elect directors (e.g., Intel).

We feel that the modified approach does not go far enough because requiring a director to resign is not the same as requiring a majority vote to elect a director and does not allow shareholders a definitive voice in the election process. Further, under the modified approach, the corporate governance committee could reject a resignation and, even if it accepts the resignation, the corporate governance committee decides on the director’s replacement. And since the modified approach is usually adopted as a policy by the board or a board committee, it could be altered by the same board or committee at any time.

47 Spencer Stuart Board Index, 2011, p. 14

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II. TRANSPARENCY AND INTEGRITY OF FINANCIAL REPORTING

AUDITOR RATIFICATION

The auditor’s role as gatekeeper is crucial in ensuring the integrity and transparency of the financial information necessary for protecting shareholder value. Shareholders rely on the auditor to ask tough questions and to do a thorough analysis of a company’s books to ensure that the information provided to shareholders is complete, accurate, fair, and that it is a reasonable representation of a company’s financial position. The only way shareholders can make rational investment decisions is if the market is equipped with accurate information about a company’s fiscal health. As stated in the October 6, 2008 Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury:

“The auditor is expected to offer critical and objective judgment on the financial matters under consideration, and actual and perceived absence of conflicts is critical to that expectation. The Committee believes that auditors, investors, public companies, and other market participants must understand the independence requirements and their objectives, and that auditors must adopt a mindset of skepticism when facing situations that may compromise their independence.”

As such, shareholders should demand an objective, competent and diligent auditor who performs at or above professional standards at every company in which the investors hold an interest. Like directors, auditors should be free from conflicts of interest and should avoid situations requiring a choice between the auditor’s interests and the public’s interests. Almost without exception, shareholders should be able to annually review an auditor’s performance and to annually ratify a board’s auditor selection. Moreover, in October 2008, the Advisory Committee on the Auditing Profession went even further, and recommended that “to further enhance audit committee oversight and auditor accountability . disclosure in the company proxy statement regarding shareholder ratification [should] include the name(s) of the senior auditing partner(s) staffed on the engagement.”48

Most recently on August 16, 2011, the PCAOB issued a Concept Release seeking public comment on ways that auditor independence, objectivity and professional skepticism could be enhanced, with a specific emphasis on mandatory audit firm rotation. The PCAOB will convene a public roundtable meeting in March 2012 to further discuss such matters. Glass Lewis believes auditor rotation can en-sure both the independence of the auditor and the integrity of the audit; we will typically recommend supporting proposals to require auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years) particularly at companies with a history of accounting problems.

VOTING RECOMMENDATIONS ON AUDITOR RATIFICATION

We generally support management’s choice of auditor except when we believe the auditor’s independence or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, we typically recommend voting against the audit committee chairman. When there have been material restatements of annual financial statements or material weakness in internal controls, we usually recommend voting against the entire audit committee.

Reasons why we may not recommend ratification of an auditor include:

48 “Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury.” p. VIII:20, October 6, 2008.

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1.	When audit fees plus audit-related fees total less than the tax fees and/or other non-audit fees.

2.

Recent material restatements of annual financial statements, including those resulting in the reporting of material weaknesses in internal controls and including late filings by the company where the auditor bears some responsibility for the restatement or late filing.[49]

3.	When the auditor performs prohibited services such as tax-shelter work, tax services for the CEO or CFO, or contingent-fee work, such as a fee based on a percentage of economic benefit to the company.

4.	When audit fees are excessively low, especially when compared with other companies in the same industry.

5.	When the company has aggressive accounting policies.

6.	When the company has poor disclosure or lack of transparency in its financial statements.

7.

Where the auditor limited its liability through its contract with the company or the audit contract requires the corporation to use alternative dispute resolution procedures without adequate justification.

8.	We also look for other relationships or concerns with the auditor that might suggest a conflict between the auditor’s interests and shareholder interests.

PENSION ACCOUNTING ISSUES

A pension accounting question often raised in proxy proposals is what effect, if any, projected returns on employee pension assets should have on a company’s net income. This issue often arises in the executive-compensation context in a discussion of the extent to which pension accounting should be reflected in business performance for purposes of calculating payments to executives.

Glass Lewis believes that pension credits should not be included in measuring income that is used to award performance-based compensation. Because many of the assumptions used in accounting for retirement plans are subject to the company’s discretion, management would have an obvious conflict of interest if pay were tied to pension income. In our view, projected income from pensions does not truly reflect a company’s performance.

49 An auditor does not audit interim financial statements. Thus, we generally do not believe that an auditor should be opposed due to a restatement of interim financial statements unless the nature of the misstatement is clear from a reading of the incorrect financial statements.

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III. THE LINK BETWEEN COMPENSATION AND PERFORMANCE

Glass Lewis carefully reviews the compensation awarded to senior executives, as we believe that this is an important area in which the board’s priorities are revealed. Glass Lewis strongly believes executive compensation should be linked directly with the performance of the business the executive is charged with managing. We believe the most effective compensation arrangements provide for an appropriate mix of performance-based short- and long-term incentives in addition to base salary.

Glass Lewis believes that comprehensive, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which the pay is keeping pace with company performance. When reviewing proxy materials, Glass Lewis examines whether the company discloses the performance metrics used to determine executive compensation. We recognize performance metrics must necessarily vary depending on the company and industry, among other factors, and may include items such as total shareholder return, earning per share growth, return on equity, return on assets and revenue growth. However, we believe companies should disclose why the specific performance metrics were selected and how the actions they are designed to incentivize will lead to better corporate performance.

Moreover, it is rarely in shareholders’ interests to disclose competitive data about individual salaries below the senior executive level. Such disclosure could create internal personnel discord that would be counterproductive for the company and its shareholders. While we favor full disclosure for senior executives and we view pay disclosure at the aggregate level (e.g., the number of employees being paid over a certain amount or in certain categories) as potentially useful, we do not believe shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.

ADVISORY VOTE ON EXECUTIVE COMPENSATION (“SAY-ON-PAY”)

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) required most companies50 to hold an advisory vote on executive compensation at the first shareholder meeting that occurs six months after enactment of the bill (January 21, 2011).

This practice of allowing shareholders a non-binding vote on a company’s compensation report is standard practice in many non-US countries, and has been a requirement for most companies in the United Kingdom since 2003 and in Australia since 2005. Although say-on-pay proposals are non-binding, a high level of “against” or “abstain” votes indicate substantial shareholder concern about a company’s compensation policies and procedures.

Given the complexity of most companies’ compensation programs, Glass Lewis applies a highly nuanced approach when analyzing advisory votes on executive compensation. We review each company’s compensation on a case-by-case basis, recognizing that each company must be examined in the context of industry, size, maturity, performance, financial condition, its historic pay for performance practices, and any other relevant internal or external factors.

We believe that each company should design and apply specific compensation policies and practices that are appropriate to the circumstances of the company and, in particular, will attract and retain competent executives and other staff, while motivating them to grow the company’s long-term shareholder value.

50 Small reporting companies (as defined by the SEC as below $75,000,000 in market capitalization) received a two-year reprieve and will only be subject to say-on-pay requirements beginning at meetings held on or after January 21, 2013.

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Where we find those specific policies and practices serve to reasonably align compensation with performance, and such practices are adequately disclosed, Glass Lewis will recommend supporting the company’s approach. If, however, those specific policies and practices fail to demonstrably link compensation with performance, Glass Lewis will generally recommend voting against the say-on-pay proposal.

Glass Lewis focuses on four main areas when reviewing Say-on-Pay proposals:

•	The overall design and structure of the Company’s executive compensation program including performance metrics;

•	The quality and content of the Company’s disclosure;

•	The quantum paid to executives; and

•	The link between compensation and performance as indicated by the Company’s current and past pay-for-performance grades

We also review any significant changes or modifications, and rationale for such changes, made to the Company’s compensation structure or award amounts, including base salaries.

SAY-ON-PAY VOTING RECOMMENDATIONS

In cases where we find deficiencies in a company’s compensation program’s design, implementation or management, we will recommend that shareholders vote against the say-on-pay proposal. Generally such instances include evidence of a pattern of poor pay-for-performance practices (i.e., deficient or failing pay for performance grades), unclear or questionable disclosure regarding the overall compensation structure (e.g., limited information regarding benchmarking processes, limited rationale for bonus performance metrics and targets, etc.), questionable adjustments to certain aspects of the overall compensation structure (e.g., limited rationale for significant changes to performance targets or metrics, the payout of guaranteed bonuses or sizable retention grants, etc.), and/or other egregious compensation practices.

Although not an exhaustive list, the following issues when weighed together may cause Glass Lewis to recommend voting against a say-on-pay vote:

•	Inappropriate peer group and/or benchmarking issues

•	Inadequate or no rationale for changes to peer groups

•	Egregious or excessive bonuses, equity awards or severance payments, including golden handshakes and golden parachutes

•	Guaranteed bonuses

•	Targeting overall levels of compensation at higher than median without adequate justification

•	Bonus or long-term plan targets set at less than mean or negative performance levels

•	Performance targets not sufficiently challenging, and/or providing for high potential payouts

•	Performance targets lowered, without justification

•	Discretionary bonuses paid when short- or long-term incentive plan targets were not met

•	Executive pay high relative to peers not justified by outstanding company performance

•	The terms of the long-term incentive plans are inappropriate (please see “Long-Term Incentives” below)

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In the instance that a company has simply failed to provide sufficient disclosure of its policies, we may recommend shareholders vote against this proposal solely on this basis, regardless of the appropriateness of compensation levels.

ADDITIONAL SCRUTINY FOR COMPANIES WITH SIGNIFICANT OPPOSITION IN 2011

At companies that received a significant shareholder vote (anything greater than 25%) against their say on pay proposal in 2011, we believe the board should demonstrate some level of engagement and responsiveness to the shareholder concerns behind the discontent. While we recognize that sweeping changes cannot be made to a compensation program without due consideration and that a majority of shareholders voted in favor of the proposal, we will look for disclosure in the proxy statement and other publicly-disclosed filings that indicates the compensation committee is responding to the prior year’s vote results including engaging with large shareholders to identify the concerns causing the substantial vote against. In the absence of any evidence that the board is actively engaging shareholders on this issue and responding accordingly, we will recommend holding compensation committee members accountable for a failure to respond in consideration of the level of the vote against and the severity and history of the compensation problems.

Where we identify egregious compensation practices, we may also recommend voting against the compensation committee based on the practices or actions of its members during the year, such as approving large one-off payments, the inappropriate, unjustified use of discretion, or sustained poor pay for performance practices.

SHORT-TERM INCENTIVES

A short-term bonus or incentive (“STI”) should be demonstrably tied to performance. Whenever possible, we believe a mix of corporate and individual performance measures is appropriate. We would normally expect performance measures for STIs to be based on internal financial measures such as net profit after tax, EPS growth and divisional profitability as well as non-financial factors such as those related to safety, environmental issues, and customer satisfaction. However, we accept variations from these metrics if they are tied to the Company’s business drivers.

Further, the target and potential maximum awards that can be achieved under STI awards should be disclosed. Shareholders should expect stretching performance targets for the maximum award to be achieved. Any increase in the potential maximum award should be clearly justified to shareholders.

Glass Lewis recognizes that disclosure of some measures may include commercially confidential information. Therefore, we believe it may be reasonable to exclude such information in some cases as long as the company provides sufficient justification for non-disclosure. However, where a short-term bonus has been paid, companies should disclose the extent to which performance has been achieved against relevant targets, including disclosure of the actual target achieved.

Where management has received significant STIs but short-term performance as measured by such indicators as increase in profit and/or EPS growth over the previous year prima facie appears to be poor or negative, we believe the company should provide a clear explanation why these significant short-term payments were made.

LONG-TERM INCENTIVES

Glass Lewis recognizes the value of equity-based incentive programs. When used appropriately, they can provide a vehicle for linking an executive’s pay to company performance, thereby aligning their interests with those of shareholders. In addition, equity-based compensation can be an effective way to attract, retain and motivate key employees.

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There are certain elements that Glass Lewis believes are common to most well-structured long-term incentive (“LTI”) plans. These include:

•	No re-testing or lowering of performance conditions

•	Performance metrics that cannot be easily manipulated by management

•	Two or more performance metrics

•	At least one relative performance metric that compares the company’s performance to a relevant peer group or index

•	Performance periods of at least three years

•	Stretching metrics that incentivize executives to strive for outstanding performance

•	Individual limits expressed as a percentage of base salary

Performance measures should be carefully selected and should relate to the specific business/industry in which the company operates and, especially, the key value drivers of the company’s business.

Glass Lewis believes that measuring a company’s performance with multiple metrics serves to provide a more complete picture of the company’s performance than a single metric, which may focus too much management attention on a single target and is therefore more susceptible to manipulation. External benchmarks should be disclosed and transparent, such as total shareholder return (“TSR”) against a well-selected sector index, peer group or other performance hurdle. The rationale behind the selection of a specific index or peer group should be disclosed. Internal benchmarks (e.g. earnings per share growth) should also be disclosed and transparent, unless a cogent case for confidentiality is made and fully explained.

We also believe shareholders should evaluate the relative success of a company’s compensation programs, particularly existing equity-based incentive plans, in linking pay and performance in evaluating new LTI plans to determine the impact of additional stock awards. We will therefore review the company’s pay-for-performance grade, see below for more information, and specifically the proportion of total compensation that is stock-based.

PAY FOR PERFORMANCE

Glass Lewis believes an integral part of a well-structured compensation package is a successful link between pay and performance. Therefore, Glass Lewis developed a proprietary pay-for-performance model to evaluate the link between pay and performance of the top five executives at US companies. Our model benchmarks these executives’ pay and company performance against four peer groups and across seven performance metrics. Using a forced curve and a school letter-grade system, we grade companies from A-F according to their pay-for-performance linkage. The grades guide our evaluation of compensation committee effectiveness and we generally recommend voting against compensation committee of companies with a pattern of failing our pay-for-performance analysis.

We also use this analysis to inform our voting decisions on say-on-pay proposals. As such, if a company receives a failing grade from our proprietary model, we are likely to recommend shareholders to vote against the say-on-pay proposal. However, there may be exceptions to this rule such as when a company makes significant enhancements to its compensation programs.

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RECOUPMENT (“CLAWBACK”) PROVISIONS

Section 954 of the Dodd-Frank Act requires the SEC to create a rule requiring listed companies to adopt policies for recouping certain compensation during a three-year look-back period. The rule applies to incentive-based compensation paid to current or former executives if the company is required to prepare an accounting restatement due to erroneous data resulting from material non-compliance with any financial reporting requirements under the securities laws.

These recoupment provisions are more stringent than under Section 304 of the Sarbanes-Oxley Act in three respects: (i) the provisions extend to current or former executive officers rather than only to the CEO and CFO; (ii) it has a three-year look-back period (rather than a twelve-month look-back period); and (iii) it allows for recovery of compensation based upon a financial restatement due to erroneous data, and therefore does not require misconduct on the part of the executive or other employees.

FREQUENCY OF SAY-ON-PAY

The Dodd-Frank Act also requires companies to allow shareholders a non-binding vote on the frequency of say-on-pay votes, i.e. every one, two or three years. Additionally, Dodd-Frank requires companies to hold such votes on the frequency of say-on-pay votes at least once every six years.

We believe companies should submit say-on-pay votes to shareholders every year. We believe that the time and financial burdens to a company with regard to an annual vote are relatively small and incremental and are outweighed by the benefits to shareholders through more frequent accountability. Implementing biannual or triennial votes on executive compensation limits shareholders’ ability to hold the board accountable for its compensation practices through means other than voting against the compensation committee. Unless a company provides a compelling rationale or unique circumstances for say-on-pay votes less frequent than annually, we will generally recommend that shareholders support annual votes on compensation.

VOTE ON GOLDEN PARACHUTE ARRANGEMENTS

The Dodd-Frank Act also requires companies to provide shareholders with a separate non-binding vote on approval of golden parachute compensation arrangements in connection with certain change-in-control transactions. However, if the golden parachute arrangements have previously been subject to a say-on-pay vote which shareholders approved, then this required vote is waived.

Glass Lewis believes the narrative and tabular disclosure of golden parachute arrangements will benefit all shareholders. Glass Lewis will analyze each golden parachute arrangement on a case-by-case basis, taking into account, among other items: the ultimate value of the payments particularly compared to the value of the transaction, the tenure and position of the executives in question, and the type of triggers involved (single vs double).

EQUITY-BASED COMPENSATION PLAN PROPOSALS

We believe that equity compensation awards are useful, when not abused, for retaining employees and providing an incentive for them to act in a way that will improve company performance. Glass Lewis evaluates equity-based compensation plans using a detailed model and analytical review.

Equity-based compensation programs have important differences from cash compensation plans and bonus programs. Accordingly, our model and analysis takes into account factors such as plan administration, the method and terms of exercise, repricing history, express or implied rights to reprice, and the presence of evergreen provisions.

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Our analysis is primarily quantitative and focused on the plan’s cost as compared with the business’s operating metrics. We run twenty different analyses, comparing the program with absolute limits we believe are key to equity value creation and with a carefully chosen peer group. In general, our model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

In our analysis, we compare the program’s expected annual expense with the business’s operating metrics to help determine whether the plan is excessive in light of company performance. We also compare the option plan’s expected annual cost to the enterprise value of the firm rather than to market capitalization because the employees, managers and directors of the firm contribute to the creation of enterprise value but not necessarily market capitalization (the biggest difference is seen where cash represents the vast majority of market capitalization). Finally, we do not rely exclusively on relative comparisons with averages because, in addition to creeping averages serving to inflate compensation, we believe that some absolute limits are warranted.

We evaluate equity plans based on certain overarching principles:

1.	Companies should seek more shares only when needed.

2.	Requested share amounts should be small enough that companies seek shareholder approval every three to four years (or more frequently).

3.	If a plan is relatively expensive, it should not grant options solely to senior executives and board members.

4.	Annual net share count and voting power dilution should be limited.

5.	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and should be in line with the peer group.

6.	The expected annual cost of the plan should be proportional to the business’s value.

7.	The intrinsic value that option grantees received in the past should be reasonable compared with the business’s financial results.

8.	Plans should deliver value on a per-employee basis when compared with programs at peer companies.

9.	Plans should not permit re-pricing of stock options.

10.	Plans should not contain excessively liberal administrative or payment terms.

11.	Selected performance metrics should be challenging and appropriate, and should be subject to relative performance measurements.

12.	Stock grants should be subject to minimum vesting and/or holding periods sufficient to ensure sustainable performance and promote retention.

OPTION EXCHANGES

Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and we believe that the employees, officers, and directors who receive stock options should be similarly situated to align their interests with shareholder interests.

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We are concerned that option grantees who believe they will be “rescued” from underwater options will be more inclined to take unjustifiable risks. Moreover, a predictable pattern of repricing or exchanges substantially alters a stock option’s value because options that will practically never expire deeply out of the money are worth far more than options that carry a risk of expiration.

In short, repricings and option exchange programs change the bargain between shareholders and employees after the bargain has been struck.

There is one circumstance in which a repricing or option exchange program is acceptable: if macroeconomic or industry trends, rather than specific company issues, cause a stock’s value to decline dramatically and the repricing is necessary to motivate and retain employees. In this circumstance, we think it fair to conclude that option grantees may be suffering from a risk that was not foreseeable when the original “bargain” was struck. In such a circumstance, we will recommend supporting a repricing only if the following conditions are true:

1.	Officers and board members cannot participate in the program;

2.	The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude;

3.	The exchange is value-neutral or value-creative to shareholders using very conservative assumptions and with a recognition of the adverse selection problems inherent in voluntary programs; and

4.	Management and the board make a cogent case for needing to motivate and retain existing employees, such as being in a competitive employment market.

OPTION BACKDATING, SPRING-LOADING, AND BULLET-DODGING

Glass Lewis views option backdating, and the related practices of spring-loading and bullet-dodging, as egregious actions that warrant holding the appropriate management and board members responsible. These practices are similar to re-pricing options and eliminate much of the downside risk inherent in an option grant that is designed to induce recipients to maximize shareholder return.

Backdating an option is the act of changing an option’s grant date from the actual grant date to an earlier date when the market price of the underlying stock was lower, resulting in a lower exercise price for the option. Since 2006, Glass Lewis has identified over 270 companies that have disclosed internal or government investigations into their past stock-option grants.

Spring-loading is granting stock options while in possession of material, positive information that has not been disclosed publicly. Bullet-dodging is delaying the grants of stock options until after the release of material, negative information. This can allow option grants to be made at a lower price either before the release of positive news or following the release of negative news, assuming the stock’s price will move up or down in response to the information. This raises a concern similar to that of insider trading, or the trading on material non-public information.

The exercise price for an option is determined on the day of grant, providing the recipient with the same market risk as an investor who bought shares on that date. However, where options were backdated, the executive or the board (or the compensation committee) changed the grant date retroactively. The new date may be at or near the lowest price for the year or period. This would be like allowing an investor to look back and select the lowest price of the year at which to buy shares.

A 2006 study of option grants made between 1996 and 2005 at 8,000 companies found that option backdating can be an indication of poor internal controls. The study found that option backdating was more likely to occur at companies without a majority independent board and with a long-serving CEO; both factors, the study concluded, were associated with greater CEO influence on the company’s compensation and governance practices.51

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Where a company granted backdated options to an executive who is also a director, Glass Lewis will recommend voting against that executive/director, regardless of who decided to make the award. In addition, Glass Lewis will recommend voting against those directors who either approved or allowed the backdating. Glass Lewis feels that executives and directors who either benefited from backdated options or authorized the practice have breached their fiduciary responsibility to shareholders.

Given the severe tax and legal liabilities to the company from backdating, Glass Lewis will consider recommending voting against members of the audit committee who served when options were backdated, a restatement occurs, material weaknesses in internal controls exist and disclosures indicate there was a lack of documentation. These committee members failed in their responsibility to ensure the integrity of the company’s financial reports.

When a company has engaged in spring-loading or bullet-dodging, Glass Lewis will consider recommending voting against the compensation committee members where there has been a pattern of granting options at or near historic lows. Glass Lewis will also recommend voting against executives serving on the board who benefited from the spring-loading or bullet-dodging.

162(M) PLANS

Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next three most highly compensated executive officers, excluding the CFO, upon shareholder approval of the excess compensation. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans.

We believe the best practice for companies is to provide robust disclosure to shareholders so that they can make fully-informed judgments about the reasonableness of the proposed compensation plan. To allow for meaningful shareholder review, we prefer that disclosure should include specific performance metrics, a maximum award pool, and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.

We typically recommend voting against a 162(m) plan where: a company fails to provide at least a list of performance targets; a company fails to provide one of either a total pool or an individual maximum; or the proposed plan is excessive when compared with the plans of the company’s peers.

The company’s record of aligning pay with performance (as evaluated using our proprietary pay-for-performance model) also plays a role in our recommendation. Where a company has a record of setting reasonable pay relative to business performance, we generally recommend voting in favor of a plan even if the plan caps seem large relative to peers because we recognize the value in special pay arrangements for continued exceptional performance.

As with all other issues we review, our goal is to provide consistent but contextual advice given the specifics of the company and ongoing performance. Overall, we recognize that it is generally not in shareholders’ best interests to vote against such a plan and forgo the potential tax benefit since shareholder rejection of such plans will not curtail the awards; it will only prevent the tax deduction associated with them.

51 Lucian Bebchuk, Yaniv Grinstein and Urs Peyer. “LUCKY CEOs.” November, 2006.

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DIRECTOR COMPENSATION PLANS

Glass Lewis believes that non-employee directors should receive reasonable and appropriate compensation for the time and effort they spend serving on the board and its committees. Director fees should be competitive in order to retain and attract qualified individuals. But excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required. We will consider recommending supporting compensation plans that include option grants or other equity-based awards that help to align the interests of outside directors with those of shareholders. However, equity grants to directors should not be performance-based to ensure directors are not incentivized in the same manner as executives but rather serve as a check on imprudent risk-taking in executive compensation plan design.

Glass Lewis uses a proprietary model and analyst review to evaluate the costs of equity plans compared to the plans of peer companies with similar market capitalizations. We use the results of this model to guide our voting recommendations on stock-based director compensation plans.

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IV. GOVERNANCE STRUCTURE AND THE SHAREHOLDER FRANCHISE

ANTI-TAKEOVER MEASURES

POISON PILLS (SHAREHOLDER RIGHTS PLANS)

Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. They can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. Typically we recommend that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium.

We believe boards should be given wide latitude in directing company activities and in charting the company’s course. However, on an issue such as this, where the link between the shareholders’ financial interests and their right to consider and accept buyout offers is substantial, we believe that shareholders should be allowed to vote on whether they support such a plan’s implementation. This issue is different from other matters that are typically left to board discretion. Its potential impact on and relation to shareholders is direct and substantial. It is also an issue in which management interests may be different from those of shareholders; thus, ensuring that shareholders have a voice is the only way to safeguard their interests.

In certain circumstances, we will support a poison pill that is limited in scope to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable qualifying offer clause. We will consider supporting a poison pill plan if the qualifying offer clause includes each of the following attributes:

1.	The form of offer is not required to be an all-cash transaction;

2.	The offer is not required to remain open for more than 90 business days;

3.	The offeror is permitted to amend the offer, reduce the offer, or otherwise change the terms;

4.	There is no fairness opinion requirement; and

5.	There is a low to no premium requirement.

Where these requirements are met, we typically feel comfortable that shareholders will have the opportunity to voice their opinion on any legitimate offer.

NOL POISON PILLS

Similarly, Glass Lewis may consider supporting a limited poison pill in the unique event that a company seeks shareholder approval of a rights plan for the express purpose of preserving Net Operating Losses (NOLs). While companies with NOLs can generally carry these losses forward to offset future taxable income, Section 382 of the Internal Revenue Code limits companies’ ability to use NOLs in the event of a “change of ownership.”52 In this case, a company may adopt or amend a poison pill (“NOL pill”) in order to prevent an inadvertent change of ownership by multiple investors purchasing small chunks of stock at the same time, and thereby preserve the ability to carry the NOLs forward. Often such NOL pills have trigger thresholds much lower than the common 15% or 20% thresholds, with some NOL pill triggers as low as 5%.

52 Section 382 of the Internal Revenue Code refers to a “change of ownership” of more than 50 percentage points by one or more 5% shareholders within a three-year period. The statute is intended to deter the “trafficking” of net operating losses.

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Glass Lewis evaluates NOL pills on a strictly case-by-case basis taking into consideration, among other factors, the value of the NOLs to the company, the likelihood of a change of ownership based on the size of the holding and the nature of the larger shareholders, the trigger threshold and whether the term of the plan is limited in duration (i.e., whether it contains a reasonable “sunset” provision) or is subject to periodic board review and/or shareholder ratification. However, we will recommend that shareholders vote against a proposal to adopt or amend a pill to include NOL protective provisions if the company has adopted a more narrowly tailored means of preventing a change in control to preserve its NOLs. For example, a company may limit share transfers in its charter to prevent a change of ownership from occurring.

Furthermore, we believe that shareholders should be offered the opportunity to vote on any adoption or renewal of a NOL pill regardless of any potential tax benefit that it offers a company. As such, we will consider recommending voting against those members of the board who served at the time when an NOL pill was adopted without shareholder approval within the prior twelve months and where the NOL pill is not subject to shareholder ratification.

FAIR PRICE PROVISIONS

Fair price provisions, which are rare, require that certain minimum price and procedural requirements be observed by any party that acquires more than a specified percentage of a corporation’s common stock. The provision is intended to protect minority shareholder value when an acquirer seeks to accomplish a merger or other transaction which would eliminate or change the interests of the minority stockholders. The provision is generally applied against the acquirer unless the takeover is approved by a majority of “continuing directors” and holders of a majority, in some cases a supermajority as high as 80%, of the combined voting power of all stock entitled to vote to alter, amend, or repeal the above provisions.

The effect of a fair price provision is to require approval of any merger or business combination with an “interested stockholder” by 51% of the voting stock of the company, excluding the shares held by the interested stockholder. An interested stockholder is generally considered to be a holder of 10% or more of the company’s outstanding stock, but the trigger can vary.

Generally, provisions are put in place for the ostensible purpose of preventing a back-end merger where the interested stockholder would be able to pay a lower price for the remaining shares of the company than he or she paid to gain control. The effect of a fair price provision on shareholders, however, is to limit their ability to gain a premium for their shares through a partial tender offer or open market acquisition which typically raise the share price, often significantly. A fair price provision discourages such transactions because of the potential costs of seeking shareholder approval and because of the restrictions on purchase price for completing a merger or other transaction at a later time.

Glass Lewis believes that fair price provisions, while sometimes protecting shareholders from abuse in a takeover situation, more often act as an impediment to takeovers, potentially limiting gains to shareholders from a variety of transactions that could significantly increase share price. In some cases, even the independent directors of the board cannot make exceptions when such exceptions may be in the best interests of shareholders. Given the existence of state law protections for minority shareholders such as Section 203 of the Delaware Corporations Code, we believe it is in the best interests of shareholders to remove fair price provisions.

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REINCORPORATION

In general, Glass Lewis believes that the board is in the best position to determine the appropriate jurisdiction of incorporation for the company. When examining a management proposal to reincorporate to a different state or country, we review the relevant financial benefits, generally related to improved corporate tax treatment, as well as changes in corporate governance provisions, especially those relating to shareholder rights, resulting from the change in domicile. Where the financial benefits are de minimis and there is a decrease in shareholder rights, we will recommend voting against the transaction.

However, costly, shareholder-initiated reincorporations are typically not the best route to achieve the furtherance of shareholder rights. We believe shareholders are generally better served by proposing specific shareholder resolutions addressing pertinent issues which may be implemented at a lower cost, and perhaps even with board approval. However, when shareholders propose a shift into a jurisdiction with enhanced shareholder rights, Glass Lewis examines the significant ways would the Company benefit from shifting jurisdictions including the following:

1.	Is the board sufficiently independent?

2.	Does the Company have anti-takeover protections such as a poison pill or classified board in place?

3.	Has the board been previously unresponsive to shareholders (such as failing to implement a shareholder proposal that received majority shareholder support)?

4.	Do shareholders have the right to call special meetings of shareholders?

5.	Are there other material governance issues at the Company?

6.	Has the Company’s performance matched or exceeded its peers in the past one and three years?

7.	How has the Company ranked in Glass Lewis’ pay-for-performance analysis during the last three years?

8.	Does the company have an independent chairman?

9.	We note, however, that we will only support shareholder proposals to change a company’s place of incorporation in exceptional circumstances.

EXCLUSIVE FORUM PROVISIONS

Glass Lewis believes that charter or bylaw provisions limiting a shareholder’s choice of legal venue are not in the best interests of shareholders. Such clauses may effectively discourage the use of shareholder derivative claims by increasing their associated costs and making them more difficult to pursue. As such, shareholders should be wary about approving any limitation on their legal recourse including limiting themselves to a single jurisdiction (e.g. Delaware) without compelling evidence that it will benefit shareholders.

For this reason, we recommend that shareholders vote against any bylaw or charter amendment seeking to adopt an exclusive forum provision. Moreover, in the event a board seeks shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal, we will weigh the importance of the other bundled provisions when determining the vote recommendation on the proposal. We will nonetheless recommend voting against the chairman of the governance committee for bundling disparate proposals into a single proposal (refer to our discussion of nominating and governance committee performance in Section I of the guidelines).

AUTHORIZED SHARES

Glass Lewis believes that adequate capital stock is important to a company’s operation. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock:

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1.

Stock Split – We typically consider three metrics when evaluating whether we think a stock split is likely or necessary: The historical stock pre-split price, if any; the current price relative to the company’s most common trading price over the past 52 weeks; and some absolute limits on stock price that, in our view, either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.

2.

Shareholder Defenses – Additional authorized shares could be used to bolster takeover defenses such as a poison pill. Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.

3.

Financing for Acquisitions – We look at whether the company has a history of using stock for acquisitions and attempt to determine what levels of stock have typically been required to accomplish such transactions. Likewise, we look to see whether this is discussed as a reason for additional shares in the proxy.

4.

Financing for Operations – We review the company’s cash position and its ability to secure financing through borrowing or other means. We look at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend against the authorization of additional shares.

While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.

ADVANCE NOTICE REQUIREMENTS

We typically recommend that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominees.

These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. Advance notice requirements typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders.

We believe shareholders should be able to review and vote on all proposals and director nominees. Shareholders can always vote against proposals that appear with little prior notice. Shareholders, as owners of a business, are capable of identifying issues on which they have sufficient information and ignoring issues on which they have insufficient information. Setting arbitrary notice restrictions limits the opportunity for shareholders to raise issues that may come up after the window closes.

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VOTING STRUCTURE

CUMULATIVE VOTING

Cumulative voting increases the ability of minority shareholders to elect a director by allowing shareholders to cast as many shares of the stock they own multiplied by the number of directors to be elected. As companies generally have multiple nominees up for election, cumulative voting allows shareholders to cast all of their votes for a single nominee, or a smaller number of nominees than up for election, thereby raising the likelihood of electing one or more of their preferred nominees to the board. It can be important when a board is controlled by insiders or affiliates and where the company’s ownership structure includes one or more shareholders who control a majority-voting block of company stock.

Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders.

However, academic literature indicates that where a highly independent board is in place and the company has a shareholder-friendly governance structure, shareholders may be better off without cumulative voting. The analysis underlying this literature indicates that shareholder returns at firms with good governance structures are lower and that boards can become factionalized and prone to evaluating the needs of special interests over the general interests of shareholders collectively.

We review cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. But we typically find these proposals on ballots at companies where independence is lacking and where the appropriate checks and balances favoring shareholders are not in place. In those instances we typically recommend in favor of cumulative voting.

Where a company has adopted a true majority vote standard (i.e., where a director must receive a majority of votes cast to be elected, as opposed to a modified policy indicated by a resignation policy only), Glass Lewis will recommend voting against cumulative voting proposals due to the incompatibility of the two election methods. For companies that have not adopted a true majority voting standard but have adopted some form of majority voting, Glass Lewis will also generally recommend voting against cumulative voting proposals if the company has not adopted antitakeover protections and has been responsive to shareholders.

Where a company has not adopted a majority voting standard and is facing both a shareholder proposal to adopt majority voting and a shareholder proposal to adopt cumulative voting, Glass Lewis will support only the majority voting proposal. When a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.

SUPERMAJORITY VOTE REQUIREMENTS

Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. An example is in the takeover context, where supermajority vote requirements can strongly limit the voice of shareholders in making decisions on such crucial matters as selling the business. This in turn degrades share value and can limit the possibility of buyout premiums to shareholders. Moreover, we believe that a supermajority vote requirement can enable a small group of shareholders to overrule the will of the majority shareholders. We believe that a simple majority is appropriate to approve all matters presented to shareholders.

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TRANSACTION OF OTHER BUSINESS

We typically recommend that shareholders not give their proxy to management to vote on any other business items that may properly come before an annual or special meeting. In our opinion, granting unfettered discretion is unwise.

ANTI-GREENMAIL PROPOSALS

Glass Lewis will support proposals to adopt a provision preventing the payment of greenmail, which would serve to prevent companies from buying back company stock at significant premiums from a certain shareholder. Since a large or majority shareholder could attempt to compel a board into purchasing its shares at a large premium, the anti-greenmail provision would generally require that a majority of shareholders other than the majority shareholder approve the buyback.

MUTUAL FUNDS: INVESTMENT POLICIES AND ADVISORY AGREEMENTS

Glass Lewis believes that decisions about a fund’s structure and/or a fund’s relationship with its investment advisor or sub-advisors are generally best left to management and the members of the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. As such, we focus our analyses of such proposals on the following main areas:

•	The terms of any amended advisory or sub-advisory agreement;

•	Any changes in the fee structure paid to the investment advisor; and

•	Any material changes to the fund’s investment objective or strategy.

We generally support amendments to a fund’s investment advisory agreement absent a material change that is not in the best interests of shareholders. A significant increase in the fees paid to an investment advisor would be reason for us to consider recommending voting against a proposed amendment to an investment advisory agreement. However, in certain cases, we are more inclined to support an increase in advisory fees if such increases result from being performance-based rather than asset-based. Furthermore, we generally support sub-advisory agreements between a fund’s advisor and sub-advisor, primarily because the fees received by the sub-advisor are paid by the advisor, and not by the fund.

In matters pertaining to a fund’s investment objective or strategy, we believe shareholders are best served when a fund’s objective or strategy closely resembles the investment discipline shareholders understood and selected when they initially bought into the fund. As such, we generally recommend voting against amendments to a fund’s investment objective or strategy when the proposed changes would leave shareholders with stakes in a fund that is noticeably different than when originally contemplated, and which could therefore potentially negatively impact some investors’ diversification strategies.

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V. COMPENSATION, ENVIRONMENTAL, SOCIAL AND GOVERNANCE SHAREHOLDER INITIATIVES

Glass Lewis typically prefers to leave decisions regarding day-to-day management and policy decisions, including those related to social, environmental or political issues, to management and the board, except when there is a clear link between the proposal and value enhancement or risk mitigation. We feel strongly that shareholders should not attempt to micromanage the company, its businesses or its executives through the shareholder initiative process. Rather, we believe shareholders should use their influence to push for governance structures that protect shareholders and promote director accountability. Shareholders should then put in place a board they can trust to make informed decisions that are in the best interests of the business and its owners, and then hold directors accountable for management and policy decisions through board elections. However, we recognize that support of appropriately crafted shareholder initiatives may at times serve to promote or protect shareholder value.

To this end, Glass Lewis evaluates shareholder proposals on a case-by-case basis. We generally recommend supporting shareholder proposals calling for the elimination of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. We generally recommend supporting proposals likely to increase and/or protect shareholder value and also those that promote the furtherance of shareholder rights. In addition, we also generally recommend supporting proposals that promote director accountability and those that seek to improve compensation practices, especially those promoting a closer link between compensation and performance.

The following is a discussion of Glass Lewis’ approach to certain common shareholder resolutions. We note that the following is not an exhaustive list of all shareholder proposals.

COMPENSATION

Glass Lewis carefully reviews executive compensation since we believe that this is an important area in which the board’s priorities and effectiveness are revealed. Executives should be compensated with appropriate base salaries and incentivized with additional awards in cash and equity only when their performance and that of the company warrants such rewards. Compensation, especially when also in line with the compensation paid by the company’s peers, should lead to positive results for shareholders and ensure the use of appropriate incentives that drives those results over time.

However, as a general rule, Glass Lewis does not believe shareholders should be involved in the approval and negotiation of compensation packages. Such matters should be left to the board’s compensation committee, which can be held accountable for its decisions through the election of directors. Therefore, Glass Lewis closely scrutinizes shareholder proposals relating to compensation to determine if the requested action or disclosure has already accomplished or mandated and whether it allows sufficient, appropriate discretion to the board to design and implement reasonable compensation programs.

DISCLOSURE OF INDIVIDUAL COMPENSATION

Glass Lewis believes that disclosure of information regarding compensation is critical to allowing shareholders to evaluate the extent to which a company’s pay is based on performance. However, we recognize that the SEC currently mandates significant executive compensation disclosure. In some cases, providing information beyond that which is required by the SEC, such as the details of individual employment agreements of employees below the senior level, could create internal personnel tension or put the company at a competitive disadvantage, prompting employee poaching by competitors. Further, it is difficult to see how this information would be beneficial to shareholders. Given these concerns, Glass Lewis typically does not believe that shareholders would benefit from additional disclosure of

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individual compensation packages beyond the significant level that is already required; we therefore typically recommend voting against shareholder proposals seeking such detailed disclosure. We will, however, review each proposal on a case by basis, taking into account the company’s history of aligning executive compensation and the creation of shareholder value.

LINKING PAY WITH PERFORMANCE

Glass Lewis views performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. In our view, an executive’s compensation should be specific to the company and its performance, as well as tied to the executive’s achievements within the company.

However, when firms have inadequately linked executive compensation and company performance we will consider recommending supporting reasonable proposals seeking that a percentage of equity awards be tied to performance criteria. We will also consider supporting appropriately crafted proposals requesting that the compensation committee include multiple performance metrics when setting executive compensation, provided that the terms of the shareholder proposal are not overly prescriptive. Though boards often argue that these types of restrictions unduly hinder their ability to attract talent we believe boards can develop an effective, consistent and reliable approach to remuneration utilizing a wide range (and an appropriate mix) of fixed and performance-based compensation.

RETIREMENT BENEFITS & SEVERANCE

As a general rule, Glass Lewis believes that shareholders should not be involved in the approval of individual severance plans. Such matters should be left to the board’s compensation committee, which can be held accountable for its decisions through the election of its director members.

However, when proposals are crafted to only require approval if the benefit exceeds 2.99 times the amount of the executive’s base salary plus bonus, Glass Lewis typically supports such requests. Above this threshold, based on the executive’s average annual compensation for the most recent five years, the company can no longer deduct severance payments as an expense, and thus shareholders are deprived of a valuable benefit without an offsetting incentive to the executive. We believe that shareholders should be consulted before relinquishing such a right, and we believe implementing such policies would still leave companies with sufficient freedom to enter into appropriate severance arrangements.
Following the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), the SEC proposed rules that would require that public companies hold advisory shareholder votes on compensation arrangements and understandings in connection with merger transactions, also known as “golden parachute” transactions. Effective April 4, 2011, the SEC requires that companies seeking shareholder approval of a merger or acquisition transaction must also provide disclosure of certain “golden parachute” compensation arrangements and, in certain circumstances, conduct a separate shareholder advisory vote to approve golden parachute compensation arrangements.

BONUS RECOUPMENTS (“CLAWBACKS”)

We believe it is prudent for boards to adopt detailed and stringent policies whereby, in the event of a restatement of financial results, the board will review all performance related bonuses and awards made to senior executives during the period covered by a restatement and will, to the extent feasible, recoup such bonuses to the extent that performance goals were not achieved. While the Dodd-Frank Act mandates that all companies adopt clawback policies that will require companies to develop a policy to recover compensation paid to current and former executives erroneously paid during the three year prior to a restatement, the SEC has yet to finalize the relevant rules. As a result, we expect to see shareholder proposals regarding clawbacks in the upcoming proxy season.

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When examining proposals requesting that companies adopt recoupment policies, Glass Lewis will first review any relevant policies currently in place. When the board has already committed to a proper course, and the current policy covers the major tenets of the proposal, we see no need for further action. Further, in some instances, shareholder proposals may call for board action that contravenes legal obligations under existing employment agreements. In other cases proposals may excessively limit the board’s ability to exercise judgment and reasonable discretion, which may or may not be warranted, depending on the specific situation of the company in question. We believe it is reasonable that a mandatory recoupment policy should only affect senior executives and those directly responsible for the company’s accounting errors.

We note that where a company is entering into a new executive employment contract that does not include a clawback provision and the company has had a material restatement in the recent past, Glass Lewis will recommend voting against the responsible members of the compensation committee. The compensation committee has an obligation to shareholders to include reasonable controls in executive contracts to prevent payments in the case of inappropriate behavior.

GOLDEN COFFINS

Glass Lewis does not believe that the payment of substantial, unearned posthumous compensation provides an effective incentive to executives or aligns the interests of executives with those of shareholders. Glass Lewis firmly believes that compensation paid to executives should be clearly linked to the creation of shareholder value. As such, Glass Lewis favors compensation plans centered on the payment of awards contingent upon the satisfaction of sufficiently stretching and appropriate performance metrics. The payment of posthumous unearned and unvested awards should be subject to shareholder approval, if not removed from compensation policies entirely. Shareholders should be skeptical regarding any positive benefit they derive from costly payments made to executives who are no longer in any position to affect company performance.

To that end, we will consider supporting a reasonably crafted shareholder proposal seeking to prohibit, or require shareholder approval of, the making or promising of any survivor benefit payments to senior executives’ estates or beneficiaries. We will not recommend supporting proposals that would, upon passage, violate existing contractual obligations or the terms of compensation plans currently in effect.

RETENTION OF SHARES UNTIL RETIREMENT

We strongly support the linking of executive pay to the creation of long-term sustainable shareholder value and therefore believe shareholders should encourage executives to retain some level of shares acquired through equity compensation programs to provide continued alignment with shareholders. However, generally we do not believe that requiring senior executives to retain all or an unduly high percentage of shares acquired through equity compensation programs following the termination of their employment is the most effective or desirable way to accomplish this goal. Rather, we believe that restricting executives’ ability to exercise all or a supermajority of otherwise vested equity awards until they leave the company may hinder the ability of the compensation committee to both attract and retain executive talent. In our view, otherwise qualified and willing candidates could be dissuaded from accepting employment if he/she believes that his/her compensation could be dramatically affected by financial results unrelated to their own personal performance or tenure at the company. Alternatively, an overly strict policy could encourage existing employees to quit in order to realize the value locked in their incentive awards. As such, we will not typically recommend supporting proposals requiring the retention of significant amounts of equity compensation following termination of employment at target firms.

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TAX GROSS-UPS

Tax gross-ups can act as an anti-takeover measure, as larger payouts to executives result in larger gross-ups, which could artificially inflate the ultimate purchase price under a takeover or merger scenario. Additionally, gross-ups can result in opaque compensation packages where shareholders are unlikely to be aware of the total compensation an executive may receive. Further, we believe that in instances where companies have severance agreements in place for executives, payments made pursuant to such arrangements are often large enough to soften the blow of any additional excise taxes. Finally, such payments are not performance based, providing no incentive to recipients and, if large, can be a significant cost to companies.

Given the above, we will typically recommend supporting proposals requesting that a compensation committee adopt a policy that it will not make or promise to make to its senior executives any tax gross-up payments, except those applicable to management employees of the company generally, such as a relocation or expatriate tax equalization policy.

LINKING EXECUTIVE PAY TO ENVIRONMENTAL AND SOCIAL CRITERIA

We recognize that a company’s involvement in environmentally sensitive and labor-intensive industries influences the degree to which a firm’s overall strategy must weigh environmental and social concerns. However, we also understand that the value generated by incentivizing executives to prioritize environmental and social issues is difficult to quantify and therefore measure, and necessarily varies among industries and companies.

When reviewing such proposals seeking to tie executive compensation to environmental or social practices, we will review the target firm’s compliance with (or contravention of) applicable laws and regulations, and examine any history of environmental and social related concerns including those resulting in material investigations, lawsuits, fines and settlements. We will also review the firm’s current compensation policies and practice. However, with respect to executive compensation, Glass Lewis generally believes that such policies should be left to the compensation committee.

GOVERNANCE

DECLASSIFICATION OF THE BOARD

Glass Lewis believes that classified boards (or “staggered boards”) do not serve the best interests of shareholders. Empirical studies have shown that: (i) companies with classified boards may show a reduction in firm value; (ii) in the context of hostile takeovers, classified boards operate as a takeover defense, which entrenches management, discourages potential acquirers and delivers less return to shareholders; and (iii) companies with classified boards are less likely to receive takeover bids than those with single class boards. Annual election of directors provides increased accountability and requires directors to focus on the interests of shareholders. When companies have classified boards shareholders are deprived of the right to voice annual opinions on the quality of oversight exercised by their representatives.

Given the above, Glass Lewis believes that classified boards are not in the best interests of shareholders and will continue to recommend shareholders support proposals seeking their repeal.

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RIGHT OF SHAREHOLDERS TO CALL A SPECIAL MEETING

Glass Lewis strongly believes that shareholders should have the ability to call meetings of shareholders between annual meetings to consider matters that require prompt attention. However, in order to prevent abuse and waste of corporate resources by a small minority of shareholders, we believe that shareholders representing at least a sizable minority of shares must support such a meeting prior to its calling. Should the threshold be set too low, companies might frequently be subjected to meetings whose effect could be the disruption of normal business operations in order to focus on the interests of only a small minority of owners. Typically we believe this threshold should not fall below 10-15% of shares, depending on company size.

In our case-by-case evaluations, we consider the following:

•	Company size

•	Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.)

•	Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals

•	Company performance and steps taken to improve bad performance (e.g., new executives/ directors, spin-offs, etc.)

•	Existence of anti-takeover protections or other entrenchment devices

•	Opportunities for shareholder action (e.g., ability to act by written consent)

•	Existing ability for shareholders to call a special meeting

RIGHT OF SHAREHOLDERS TO ACT BY WRITTEN CONSENT

Glass Lewis strongly supports shareholders’ right to act by written consent. The right to act by written consent enables shareholders to take action on important issues that arise between annual meetings. However, we believe such rights should be limited to at least the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting.

In addition to evaluating the threshold for which written consent may be used (e.g. majority of votes cast or outstanding), we will consider the following when evaluating such shareholder proposals:

•	Company size

•	Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.)

•	Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals

•	Company performance and steps taken to improve bad performance (e.g., new executives/ directors, spin offs, etc.)

•	Existence of anti-takeover protections or other entrenchment devices

•	Opportunities for shareholder action (e.g., ability and threshold to call a special meeting)

•	Existing ability for shareholders to act by written consent

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BOARD COMPOSITION

Glass Lewis believes the selection and screening process for identifying suitably qualified candidates for a company’s board of directors is one which requires the judgment of many factors, including the balance of skills and talents, the breadth of experience and diversity of candidates and existing board members. Diversity of skills, abilities and points of view can foster the development of a more creative, effective and dynamic board. In general, however, we do not believe that it is in the best interests of shareholders for firms to be beholden to arbitrary rules regarding its board, or committee, composition. We believe such matters should be left to a board’s nominating committee, which is generally responsible for establishing and implementing policies regarding the composition of the board. Members of this committee may be held accountable through the director election process. However, we will consider supporting reasonable, well-crafted proposals to increase board diversity where there is evidence a board’s lack of diversity lead to a decline in shareholder value.

REIMBURSEMENT OF SOLICITATION EXPENSES

Where a dissident shareholder is seeking reimbursement for expenses incurred in waging a contest or submitting a shareholder proposal and has received the support of a majority of shareholders, Glass Lewis generally will recommend in favor of reimbursing the dissident for reasonable expenses. In those rare cases where a shareholder has put his or her own time and money into organizing a successful campaign to unseat a poorly performing director (or directors) or sought support for a shareholder proposal, we feel that the shareholder should be entitled to reimbursement of expenses by other shareholders, via the company. We believe that, in such cases, shareholders express their agreement by virtue of their majority vote for the dissident (or the shareholder proposal) and will share in the expected improvement in company performance.

MAJORITY VOTE FOR THE ELECTION OF DIRECTORS

If a majority vote standard were implemented, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

We believe that a majority vote standard will likely lead to more attentive directors. Further, occasional use of this power will likely prevent the election of directors with a record of ignoring shareholder interests. Glass Lewis will generally support shareholder proposals calling for the election of directors by a majority vote, except for use in contested director elections.

CUMULATIVE VOTE FOR THE ELECTION OF DIRECTORS

Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders. However, when a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.

Given the above, where a company (i) has adopted a true majority vote standard; (ii) has simultaneously proposed a management-initiated true majority vote standard; or (iii) is simultaneously the target of a true majority vote standard shareholder proposal, Glass Lewis will recommend voting against cumulative voting proposals due to the potential incompatibility of the two election methods.

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For companies that have not adopted a true majority voting standard but have adopted some form of majority voting, Glass Lewis will also generally recommend voting against cumulative voting proposals if the company has not adopted antitakeover protections and has been responsive to shareholders.

SUPERMAJORITY VOTE REQUIREMENTS

We believe that a simple majority is appropriate to approve all matters presented to shareholders, and will recommend that shareholders vote accordingly. Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. In a takeover context supermajority vote requirements can strongly limit the voice of shareholders in making decisions on crucial matters such as selling the business. These limitations in turn may degrade share value and can reduce the possibility of buyout premiums for shareholders. Moreover, we believe that a supermajority vote requirement can enable a small group of shareholders to overrule the will of the majority of shareholders.

INDEPENDENT CHAIRMAN

Glass Lewis views an independent chairman as better able to oversee the executives and set a pro-shareholder agenda in the absence of the conflicts that a CEO, executive insider, or close company affiliate may face. Separating the roles of CEO and chairman may lead to a more proactive and effective board of directors. The presence of an independent chairman fosters the creation of a thoughtful and dynamic board, not dominated by the views of senior management. We believe that the separation of these two key roles eliminates the conflict of interest that inevitably occurs when a CEO, or other executive, is responsible for self-oversight. As such, we will typically support reasonably crafted shareholder proposals seeking the installation of an independent chairman at a target company. However, we will not support proposals that include overly prescriptive definitions of “independent.”

PROXY ACCESS

Shareholders have consistently sought mechanisms through which they could secure a meaningful voice in director elections in recent years. While many of these efforts have centered on regulatory changes at the SEC, the United States Congress and the Obama Administration have placed “Proxy Access” in the spotlight of the U.S. Government’s most recent corporate governance-related financial reforms. Regulations allowing or mandating the reimbursement of solicitation expenses for successful board candidates exist and further regulation is pending. A 2009 amendment to the Delaware Corporate Code allows companies to adopt bylaw provisions providing shareholders proxy access.

Further, in July 2010, President Obama signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act, (the “Dodd-Frank Act”). This Act provides the SEC with the authority to adopt rules permitting shareholders to use issuer proxy solicitation materials to nominate director candidates. The SEC received over 500 comments regarding proposed proxy access, some of which questioned the agency’s authority to adopt such a rule. Nonetheless, in August 2010, the SEC adopted final Rule 14a-11, which under certain circumstances, gives shareholders (and shareholder groups) who have collectively held at least 3% of the voting power of a company’s securities continuously for at least three years, the right to nominate up to 25% of a board’s directors and have such nominees included on a company’s ballot and described in its proxy statement. While final Rule 14a-11 was originally scheduled to take effect on November 15, 2010, on October 4, 2010, the SEC announced that it would delay the rule’s implementation following the filing of a lawsuit by the U.S. Chamber Of Commerce and the Business Roundtable. In July 2011, the United States Court of Appeals for the District of Columbia ruled against the SEC based on what it perceived to be the SEC’s failure to fully consider the costs and the benefits of the proxy access rules. On September 6, 2011, the SEC announced that it would not be seeking rehearing

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of the decision. However, while rule 14a-11 was vacated, the U.S. Court of Appeals issued a stay on the “private ordering” amendments to Rule 14a-8, meaning that companies are no longer able to exclude shareholder proposals requesting that they adopt procedures to allow for shareholder nominees to be included in proxy statements (“Statement by SEC Chairman Mary L. Schapiro on Proxy Access Ligation.” SEC Press Release. September 6, 2011).

Glass Lewis will consider supporting well-crafted and reasonable proposals requesting proxy access, as we believe that in some cases, adoption of this provision allows for improved shareholder rights and ensures that shareholders who maintain a long-term interest in the target company have an ability to nominate candidates for the board. Glass Lewis reviews proposals requesting proxy access on a case-by-case basis, and will consider the following in our analysis:

•	Company size;

•	The shareholder proponent and their reasoning for putting forth the proposal at the target company;

•	The percentage ownership requested and holding period requirement;

•	Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.);

•	Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals;

•	Company performance and steps taken to improve bad performance (e.g., new executives/ directors, spin-offs, etc.);

•	Existence of anti-takeover protections or other entrenchment devices; and

•	Opportunities for shareholder action (e.g., ability to act by written consent or right to call a special meeting).

ENVIRONMENT

There are significant financial, legal and reputational risks to companies resulting from poor environmental practices or negligent oversight thereof. We believe part of the board’s role is to ensure that management conducts a complete risk analysis of company operations, including those that have environmental implications. Directors should monitor management’s performance in mitigating environmental risks attendant with operations in order to eliminate or minimize the risks to the company and shareholders.

When management and the board have displayed disregard for environmental risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental risks that threaten shareholder value, we believe shareholders should hold directors accountable. When a substantial environmental risk has been ignored or inadequately addressed, we may recommend voting against responsible members of the governance committee, or members of a committee specifically charged with sustainability oversight.

With respect to environmental risk, Glass Lewis believes companies should actively consider their exposure to:

Direct environmental risk: Companies should evaluate financial exposure to direct environmental risks associated with their operations. Examples of direct environmental risks are those associated with spills, contamination, hazardous leakages, explosions, or reduced water or air quality, among others. Further, firms should consider their exposure to environmental risks emanating from systemic change over which they may have only limited control, such as insurance companies affected by increased storm severity and frequency resulting from climate change.

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Risk due to legislation/regulation: Companies should evaluate their exposure to shifts or potential shifts in environmental regulation that affect current and planned operations. Regulation should be carefully monitored in all jurisdictions within which the company operates. We look closely at relevant and proposed legislation and evaluate whether the company has responded appropriately.

Legal and reputational risk: Failure to take action on important issues may carry the risk of damaging negative publicity and potentially costly litigation. While the effect of high-profile campaigns on shareholder value may not be directly measurable, in general we believe it is prudent for firms to evaluate social and environmental risk as a necessary part in assessing overall portfolio risk.

If there is a clear showing that a company has inadequately addressed these risks, Glass Lewis may consider supporting appropriately crafted shareholder proposals requesting increased disclosure, board attention or, in limited circumstances, specific actions. In general, however, we believe that boards and management are in the best position to address these important issues, and will only rarely recommend that shareholders supplant their judgment regarding operations.

CLIMATE CHANGE AND GREEN HOUSE GAS EMISSION DISCLOSURE

Glass Lewis will consider recommending a vote in favor of a reasonably crafted proposal to disclose a company’s climate change and/or greenhouse gas emission strategies when (i) a company has suffered financial impact from reputational damage, lawsuits and/or government investigations, (ii) there is a strong link between climate change and its resultant regulation and shareholder value at the firm, and/ or (iii) the company has inadequately disclosed how it has addressed climate change risks. Further, we will typically recommend supporting proposals seeking disclosure of greenhouse gas emissions at companies operating in carbon- or energy- intensive industries, such basic materials, integrated oil and gas, iron and steel, transportation, utilities, and construction. We are not inclined, however, to support proposals seeking emissions reductions, or proposals seeking the implementation of prescriptive policies relating to climate change.

SUSTAINABILITY AND OTHER ENVIRONMENTALLY-RELATED REPORTS

When evaluating requests that a firm produce an environmentally-related report, such as a sustainability report or a report on coal combustion waste or hydraulic fracturing, we will consider, among other things:

•	The financial risk to the company from the firm’s environmental practices and/or regulation;

•	The relevant company’s current level of disclosure;

•	The level of sustainability information disclosed by the firm’s peers;

•	The industry in which the firm operates;

•	The level and type of sustainability concerns/controversies at the relevant firm, if any;

•	The time frame within which the relevant report is to be produced; and

•	The level of flexibility granted to the board in the implementation of the proposal.

In general, we believe that firms operating in extractive industries should produce reports regarding the risks presented by their environmental activities, and will consider recommending a vote for reasonably crafted proposals requesting that such a report be produced; however, as with all shareholder proposals, we will evaluate these report requests on a case by case basis.

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OIL SANDS

The procedure required to extract usable crude from oil sands emits significantly more greenhouse gases than do conventional extraction methods. In addition, development of the oil sands has a deleterious effect on the local environment, such as Canada’s boreal forests which sequester significant levels of carbon. We believe firms should strongly consider and evaluate exposure to financial, legal and reputational risks associated with investment in oil sands.

We believe firms should adequately disclose their involvement in the oil sands, including a discussion of exposure to sensitive political and environmental areas. Firms should broadly outline the scope of oil sands operations, describe the commercial methods for producing oil, and discuss the management of greenhouse gas emissions. However, we believe that detailed disclosure of investment assumptions could unintentionally reveal sensitive information regarding operations and business strategy, which would not serve shareholders’ interest. We will review all proposals seeking increased disclosure of oil sands operations in the above context, but will typically not support proposals seeking cessation or curtailment of operations.

SUSTAINABLE FORESTRY

Sustainable forestry provides for the long-term sustainable management and use of trees and other non-timber forest products. Retaining the economic viability of forests is one of the tenets of sustainable forestry, along with encouraging more responsible corporate use of forests. Sustainable land use and the effective management of land are viewed by some shareholders as important in light of the impact of climate change. Forestry certification has emerged as a way that corporations can address prudent forest management. There are currently several primary certification schemes such as the Sustainable Forestry Initiative (“SFI”) and the Forest Stewardship Council (“FSC”).

There are nine main principles that comprise the SFI: (i) sustainable forestry; (ii) responsible practices; (iii) reforestation and productive capacity; (iv) forest health and productivity; (v) long-term forest and soil productivity; (vi) protection of water resources; (vii) protection of special sites and biodiversity; (viii) legal compliance; and (ix) continual improvement.

The FSC adheres to ten basic principles: (i) compliance with laws and FSC principles; (ii) tenure and use rights and responsibilities; (iii) indigenous peoples’ rights; (iv) community relations and workers’ rights; (v) benefits from the forest; (vi) environmental impact; (vii) management plan; (viii) monitoring and assessment; (ix) maintenance of high conservation value forests; and (x) plantations.

Shareholder proposals regarding sustainable forestry have typically requested that the firm comply with the above SFI or FSC principles as well as to assess the feasibility of phasing out the use of uncertified fiber and increasing the use of certified fiber. We will evaluate target firms’ current mix of certified and uncertified paper and the firms’ general approach to sustainable forestry practices, both absolutely and relative to its peers but will only support proposals of this nature when we believe that the proponent has clearly demonstrated that the implementation of this proposal is clearly linked to an increase in shareholder value.

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SOCIAL ISSUES

NON-DISCRIMINATION POLICIES

Companies with records of poor labor relations may face lawsuits, efficiency-draining turnover, poor employee performance, and/or distracting, costly investigations. Moreover, as an increasing number of companies adopt inclusive EEO policies, companies without comprehensive policies may face damaging recruitment, reputational and legal risks. We believe that a pattern of making financial settlements as a result of lawsuits based on discrimination could indicate investor exposure to ongoing financial risk. Where there is clear evidence of employment practices resulting in negative economic exposure, Glass Lewis may support shareholder proposals addressing such risks.

MACBRIDE PRINCIPLES

To promote peace, justice and equality regarding employment in Northern Ireland, Dr. Sean MacBride, founder of Amnesty International and Nobel Peace laureate, proposed the following equal opportunity employment principles:

1.	Increasing the representation of individuals from underrepresented religious groups in the workforce including managerial, supervisory, administrative, clerical and technical jobs;

2.	Adequate security for the protection of minority employees both at the workplace and while traveling to and from work;

3.	The banning of provocative religious or political emblems from the workplace;

4.	All job openings should be publicly advertised and special recruitment efforts should be made to attract applicants from underrepresented religious groups;

5.	Layoff, recall, and termination procedures should not, in practice, favor particular religious groupings;

6.	The abolition of job reservations, apprenticeship restrictions, and differential employment criteria, which discriminate on the basis of religion or ethnic origin;

7.

The development of training programs that will prepare substantial numbers of current minority employees for skilled jobs, including the expansion of existing programs and the creation of new programs to train, upgrade, and improve the skills of minority employees;

8.	The establishment of procedures to assess, identify and actively recruit minority employees with potential for further advancement; and

9.	The appointment of senior management staff member to oversee the company’s affirmative action efforts and setting up of timetables to carry out affirmative action principles.

10.

Proposals requesting the implementation of the above principles are typically proposed at firms that operate, or maintain subsidiaries that operate, in Northern Ireland. In each case, we will examine the company’s current equal employment opportunity policy and the extent to which the company has been subject to protests, fines, or litigation regarding discrimination in the workplace, if any. Further, we will examine any evidence of the firm’s specific record of labor concerns in Northern Ireland.

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HUMAN RIGHTS

Glass Lewis believes explicit policies set out by companies’ boards of directors on human rights provides shareholders with the means to evaluate whether the company has taken steps to mitigate risks from its human rights practices. As such, we believe that it is prudent for firms to actively evaluate risks to shareholder value stemming from global activities and human rights practices along entire supply chains. Findings and investigations of human rights abuses can inflict, at a minimum, reputational damage on targeted companies and have the potential to dramatically reduce shareholder value. This is particularly true for companies operating in emerging market countries in extractive industries and in politically unstable regions. As such, while we typically rely on the expertise of the board on these important policy issues, we recognize that, in some instances, shareholders could benefit from increased reporting or further codification of human rights policies.

MILITARY AND US GOVERNMENT BUSINESS POLICIES

Glass Lewis believes that disclosure to shareholders of information on key company endeavors is important. However, we generally do not support resolutions that call for shareholder approval of policy statements for or against government programs, most of which are subject to thorough review by the federal government and elected officials at the national level. We also do not support proposals favoring disclosure of information where similar disclosure is already mandated by law, unless circumstances exist that warrant the additional disclosure.

FOREIGN GOVERNMENT BUSINESS POLICIES

Where a corporation operates in a foreign country, Glass Lewis believes that the company and board should maintain sufficient controls to prevent illegal or egregious conduct with the potential to decrease shareholder value, examples of which include bribery, money laundering, severe environmental violations or proven human rights violations. We believe that shareholders should hold board members, and in particular members of the audit committee and CEO, accountable for these issues when they face reelection, as these concerns may subject the company to financial risk. In some instances, we will support appropriately crafted shareholder proposals specifically addressing concerns with the target firm’s actions outside its home jurisdiction.

HEALTH CARE REFORM PRINCIPLES

Health care reform in the United States has long been a contentious political issue and Glass Lewis therefore believes firms must evaluate and mitigate the level of risk to which they may be exposed regarding potential changes in health care legislation. Over the last several years, Glass Lewis has reviewed multiple shareholder proposals requesting that boards adopt principles for comprehensive health reform, such as the following based upon principles reported by the Institute of Medicine:

•	Health care coverage should be universal;

•	Health care coverage should be continuous;

•	Health care coverage should be affordable to individuals and families;

•	The health insurance strategy should be affordable and sustainable for society; and

•	Health insurance should enhance health and well-being by promoting access to high-quality care that is effective, efficient, safe, timely, patient-centered and equitable.

In general, Glass Lewis believes that individual corporate board rooms are not the appropriate forum in which to address evolving and contentious national policy issues. The adoption of a narrow set of principles could limit the board’s ability to comply with new regulation or to appropriately and flexibly respond to health care issues as they arise. As such, barring a compelling reason to the contrary, we typically do not support the implementation of national health care reform principles at the company level.

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TOBACCO

Glass Lewis recognizes the contentious nature of the production, procurement, marketing and selling of tobacco products. We also recognize that tobacco companies are particularly susceptible to reputational and regulatory risk due to the nature of its operations. As such, we will consider supporting uniquely tailored and appropriately crafted shareholder proposals requesting increased information or the implementation of suitably broad policies at target firms on a case-by-case basis. However, we typically do not support proposals requesting that firms shift away from, or significantly alter, the legal production or marketing of core products.

REPORTING CONTRIBUTIONS AND POLITICAL SPENDING

While corporate contributions to national political parties and committees controlled by federal officeholders are prohibited under federal law, corporations can legally donate to state and local candidates, organizations registered under 26 USC Sec. 527 of the Internal Revenue Code and state-level political committees. There is, however, no standardized manner in which companies must disclose this information. As such, shareholders often must search through numerous campaign finance reports and detailed tax documents to ascertain even limited information. Corporations also frequently use trade associations, which are not required to report funds they receive for or spend on political activity, as a means for corporate political action.

Further, in 2010 the Citizens United v. Federal Election Commission decision by the Supreme Court affirmed that corporations are entitled to the same free speech laws as individuals and that it is legal for a corporation to donate to political causes without monetary limit. While the decision did not remove bans on direct contributions to candidates, companies are now able to contribute indirectly, and substantially, to candidates through political organizations. Therefore, it appears companies will enjoy greater latitude in their political actions by this recent decision.

When evaluating whether a requested report would benefit shareholders, Glass Lewis seeks answers to the following three key questions:

•	Is the Company’s disclosure comprehensive and readily accessible?

•	How does the Company’s political expenditure policy and disclosure compare to its peers?

•	What is the Company’s current level of oversight?

Glass Lewis will consider supporting a proposal seeking increased disclosure of corporate political expenditure and contributions if the firm’s current disclosure is insufficient, or if the firm’s disclosure is significantly lacking compared to its peers. Further, we will typically recommend voting for proposals requesting reports on lobbying or political contributions and expenditures when there is no explicit board oversight or there is evidence of inadequate board oversight. Given that political donations are strategic decisions intended to increase shareholder value and have the potential to negatively affect the company, we believe the board should either implement processes and procedures to ensure the proper use of the funds or closely evaluate the process and procedures used by management. We will also consider supporting such proposals when there is verification, or credible allegations, that the company is mismanaging corporate funds through political donations. If Glass Lewis discovers particularly egregious actions by the company, we will consider recommending voting against the governance committee members or other responsible directors.

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ANIMAL WELFARE

Glass Lewis believes that it is prudent for management to assess potential exposure to regulatory, legal and reputational risks associated with all business practices, including those related to animal welfare. A high-profile campaign launched against a company could result in shareholder action, a reduced customer base, protests and potentially costly litigation. However, in general, we believe that the board and management are in the best position to determine policies relating to the care and use of animals. As such, we will typically vote against proposals seeking to eliminate or limit board discretion regarding animal welfare unless there is a clear and documented link between the board’s policies and the degradation of shareholder value.

INTERNET CENSORSHIP

Legal and ethical questions regarding the use and management of the Internet and the worldwide web have been present since access was first made available to the public almost twenty years ago. Prominent among these debates are the issues of privacy, censorship, freedom of expression and freedom of access. Glass Lewis believes that it is prudent for management to assess its potential exposure to risks relating to the internet management and censorship policies. As has been seen at other firms, perceived violation of user privacy or censorship of Internet access can lead to high-profile campaigns that could potentially result in decreased customer bases or potentially costly litigation. In general, however, we believe that management and boards are best equipped to deal with the evolving nature of this issue in various jurisdictions of operation.

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SAI 05/01/2013

PART C - OTHER INFORMATION

Item 28. Exhibits.

(a)

(1)	Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(2)	Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(3)	Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(4)	Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(5)	Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(6)	Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(7)	Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(8)	Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(9)	Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(10)	Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)

(11)	Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(12)	Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(13)	Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(14)	Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(15)	Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(16)	Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(17)	Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

1

(18)	Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(19)	Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(20)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(21)	Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(22)	Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(23)	Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(24)	Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(25)	Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(26)	Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(27)	Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000 (incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(28)	Articles of Amendment as filed with the State of Maryland on May 31, 2001 (incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(29)	Articles of Amendment as filed with the State of Maryland on June 14, 2002 (incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(30)	Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(31)	Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(32)	Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(33)	Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(34)	Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034).

2

(35)	Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(36)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(37)	Articles of Amendment as filed with the State of Maryland on September 29, 2006 (incorporated by reference to Exhibit 99.a(18) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

(38)	Articles of Amendment as filed with the State of Maryland on February 6, 2007 (incorporated by reference to Exhibit 99.a(19) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(39)	Articles of Amendment as filed with the State of Maryland on November 19, 2007 (incorporated by reference to Exhibit 99.a(20) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(40)	Articles Supplementary to the charter as filed with the State of Maryland on May 16, 2007 (incorporated by reference to Exhibit 99.c(21) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(41)	Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(21) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(42)	Articles of Amendment as filed with the State of Maryland on February 28, 2008 (incorporated by reference to Exhibit 99.a(22) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(43)	Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(23) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(44)	Articles Supplementary to the charter as filed with the State of Maryland on May 27, 2008 (incorporated by reference to Exhibit 99.c(22) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(45)	Articles Supplementary to the charter as filed with the State of Maryland on June 24, 2008 (incorporated by reference to Exhibit 99.c(23) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(46)	Articles of Amendment as filed with the State of Maryland on October 27, 2008 (incorporated by reference to Exhibit 99.a(24) to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(47)	Articles Supplementary to the charter as filed with the State of Maryland on November 10, 2008 (incorporated by reference to Exhibit 99.c(24) to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(48)	Articles of Amendment as filed with the State of Maryland on June 29, 2009 (incorporated by reference to Exhibit 99.a(48) to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

(49)	Articles of Amendment as filed with the State of Maryland on December 21, 2009 (incorporated by reference to Exhibit 99.a(49) to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(50)	Articles Supplementary to the charter as filed with the State of Maryland on March 24, 2010 (incorporated by reference to Exhibit 99.a(50) to Post Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on April 30, 2010 with Accession Number 0001193125-10-101399).

(51)	Articles of Amendment to the charter as filed with the State of Maryland May 13, 2010 (incorporated by reference to Exhibit 99.a(51) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(52)	Articles Supplementary to the charter as filed with the State of Maryland on February 9, 2011 (incorporated by reference to Exhibit 99.a(52) to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

3

(53)	Articles Supplementary to the charter as filed with the State of Maryland dated September 2, 2011 (incorporated by reference to Exhibit 99.a(53) to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(54)	Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2011 (incorporated by reference to Exhibit 99.a(54) to Post Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).

(55)	Articles of Amendment to the charter as filed with the State of Maryland dated December 21, 2011 (incorporated by reference to Exhibit 99.a(55) to Post Effective Amendment No. 97 to the Registration Statement on Form N-1A filed on December 29, 2011 with Accession Number 0001193125-11-355419).

(56)	Articles of Amendment to the charter as filed with the State of Maryland dated February 10, 2012 (incorporated by reference to Exhibit 99.a(56) to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(57)	Articles Supplementary to the charter as filed with the State of Maryland dated March 1, 2012 (incorporated by reference to Exhibit 99.a(57) to Post Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on March 21, 2012 with Accession Number 0001193125-12-124827).

(58)	Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2012 (incorporated by reference to Exhibit 99.a(58) to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(59)	Articles of Amendment to the charter as filed with the State of Maryland dated September 10, 2012 (incorporated by reference to Exhibit 99.a(59) to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(b)	By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)	By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(2)	By-Laws as amended September 29, 2006 (incorporated by reference to Exhibit 99.b(2) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(3)	By-Laws as amended May 14, 2008 (incorporated by reference to Exhibit 99.b(3) to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(c)

(1)	Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(d)

(1)	Investment Advisory Agreement dated December 17, 2007 (incorporated by reference to Exhibit 99.d(1)i to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(a)	Restated Schedule A of the Investment Advisory Agreement dated February 9, 2011 (incorporated by reference to Exhibit 99.d(1)n to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

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(b)	Assignment and Assumption Agreement among Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Advisors, LLC dated October 1, 2011 (incorporated by reference to Exhibit 99.d(1)b to Post Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on November 1, 2011 with Accession Number 0001193125-11-289850).

(c)	Restated Schedule A of the Investment Advisory Agreement dated December 31, 2011 (incorporated by reference to Exhibit 99.d(1)c to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(d)	Restated Schedule A of the Investment Advisory Agreement dated June 8, 2012 (incorporated by reference to Exhibit 99.d(1)d to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301)

(e)	Restated Schedule A of the Investment Advisory Agreement dated August 1, 2012 (incorporated by reference to Exhibit 99.d(1)e to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(f)	Restated Schedule A of the Investment Advisory Agreement dated December 31, 2012 (incorporated by reference to Exhibit 99.d(1)f to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(2)

(a)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K, Class R, Class C, Target 2010 Series Class I, Class K, Class R, Class C, Target 2030 Series Class I, Class K, Class R, Class C, Target 2040 Series Class I, Class K, Class R, Class C, and Target 2050 Series Class I, Class K, Class R, Class C (incorporated by reference to Exhibit 99.d(3)jj to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(b)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated November 17, 2010 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, Financial Services Series, and Real Estate Series (incorporated by reference to Exhibit 99.d(3)kk to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(c)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated November 17, 2010 for the Pro-Blend Conservative Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Tax Managed Series Class A, Class B, Class Z, Class R and Class E, Equity Series, Overseas Series, and Dividend Focus Series (incorporated by reference to Exhibit 99.d(3)ll to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(d)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 9, 2011 for the Emerging Markets Series, and Inflation Focus Equity Series (incorporated by reference to Exhibit 99.d(3)mm to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(e)	Assignment and Assumption Agreement among Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc., and Manning & Napier Advisors, LLC dated October 1, 2011 as filed (incorporated by reference to Exhibit 99.d(2)e to Post Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on November 1, 2011 with Accession Number 0001193125-11-289850).

5

(f)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 18, 2011 for the Dividend Focus Series Class S (incorporated by reference to Exhibit 99.d(2)f to Post Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).

(g)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 18, 2011 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, Financial Services Series, Real Estate Series, Emerging Markets Series and Inflation Focus Equity Series (incorporated by reference to Exhibit 99.d(2)g to Post Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).

i. Amended and Restated Expense Limitation Agreement Schedule A between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 18, 2011 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, Financial Services Series, Real Estate Series, Emerging Markets Series and Inflation Focus Equity Series (incorporated by reference to Exhibit 99.d(2)(g)i to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(h)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 18, 2011 for the Pro-Blend Conservative Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Tax Managed Series Class A, Class B, Class Z, Class R and Class E, Equity Series, Overseas Series, and Dividend Focus Series (incorporated by reference to Exhibit 99.d(2)h to Post Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).

(i)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 18, 2011 for the Non-U.S. Equity Select Series Class I and S, U.S. Equity Select Series Class I and S, and Global Equity Select Series Class I and Class S (incorporated by reference to Exhibit 99.d(2)i to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236)

(j)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 18, 2011 for the International Series Class S and I (incorporated by reference to Exhibit 99.d(2)j to Post Effective Amendment No. 97 to the Registration Statement on Form N-1A filed on December 29, 2011 with Accession Number 0001193125-11-355419).

(k)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated June 8, 2012 for the Target 2015 Series Class I, Class K, Class R, Class C, Target 2025 Series Class I, Class K, Class R, Class C, Target 2035 Series Class I, Class K, Class R, Class C, Target 2045 Series Class I, Class K, Class R, Class C, and Target 2055 Series Class I, Class K, Class R, Class C (incorporated by reference to Exhibit 99.d(2)k to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301)

(l)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated July 25, 2012 for the Strategic Income Conservative Series Class I and Class S, Strategic Income Moderate Series Class I and Class S, High Yield Bond Series Class I and Real Estate Series Class I (incorporated by reference to Exhibit 99.d(2)l to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

6

(m)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 14, 2012 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series Class S, Financial Services Series, Real Estate Series Class S, Emerging Markets Series, Inflation Focus Equity Series and International Series (incorporated by reference to Exhibit 99.d(2)m to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(n)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 14, 2012 for the Pro-Blend Conservative Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class C, Class R, Class Z, Class E and Class I, Tax Managed Series Class A, Class B, Class Z, Class R and Class E, Equity Series, Overseas Series, Dividend Focus Series, Non-U.S. Equity Select Series, U.S. Equity Select Series and Global Equity Select Series (incorporated by reference to Exhibit 99.d(2)n to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(o)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 14, 2012 for the Global Fixed Income Series (incorporated by reference to Exhibit 99.d(2)o to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(p)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. dated November 14, 2012 for the U.S. Dividend Focus Series Class I and S and the International Dividend Focus Series Class I and S (incorporated by reference to Exhibit 99.d(2)p to Post Effective Amendment No. 125 to the Registration Statement on Form N-1A filed on March 15, 2013 with Accession Number 0001193125-13-109641).

(e)

(1)	Amended and Restated Distribution Agreement dated May 9, 2002 (incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25,2002 with Accession Number 0000751173-02-000049).

(a)	Amended and Restated Distribution Agreement Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.e(4)h to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(b)	Amended and Restated Distribution Agreement Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.e(1)b to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236)

(c)	Amended and Restated Distribution Agreement Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.e(1)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(d)	Amended and Restated Distribution Agreement Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.e(1)d to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(e)	Amended and Restated Distribution Agreement Schedule A dated December 31, 2012 as filed (incorporated by reference to Exhibit 99.e(1)e to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(f)	Not Applicable.

7

(g)

(1)	Amended and Restated Mutual Fund Custody and Service Agreement between Exeter Fund, Inc. and Mellon Trust of New England dated May 8, 2006 (incorporated by reference to Exhibit 99.g(a) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

(a)	Amended and Restated Mutual Fund Custody and Services Agreement between Manning & Napier Fund, Inc. (formerly known as Exeter Fund, Inc.) and Mellon Trust of New England Appendix A dated November 7, 2008 (incorporated by reference to Exhibit 99.g(1)a to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(b)	Amended and Restated Mutual Fund Custody and Services Agreement between Manning & Napier Fund, Inc. (formerly known as Exeter Fund, Inc.) and Mellon Trust of New England Appendix A dated September 14, 2009 (incorporated by reference to Exhibit 99.g(1)b to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(c)	Amended and Restated Mutual Fund Custody and Services Agreement between Manning & Napier Fund, Inc. (formerly known as Exeter Fund, Inc.) and Mellon Trust of New England Appendix A dated July 15, 2011 (incorporated by reference to Exhibit 99.g(1)c to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(d)	Amended and Restated Mutual Fund Custody and Services Agreement between Manning & Napier Fund, Inc. (formerly known as Exeter Fund, Inc.) and Mellon Trust of New England Appendix A dated September 26, 2012 (incorporated by reference to Exhibit 99.g(1)d to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(e)	Amended and Restated Mutual Fund Custody and Services Agreement between Manning & Napier Fund, Inc. (formerly known as Exeter Fund, Inc.) and Mellon Trust of New England Fee Schedule beginning October 1, 2012 (incorporated by reference to Exhibit 99.g(1)e to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(h)

(1)	Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

(a)	Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(b)	Amendment to the Master Services Agreement Schedule A, dated November 16, 2001 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(c)	Amendment No.2 to Master Services Agreement dated November 1, 2003 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(d)	Amendment No.3 to Master Services Agreement dated November 12, 2007 (incorporated by reference to Exhibit 99.h(2)d to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(e)	Amendment No. 4 to Master Services Agreement dated March 28, 2008 (incorporated by reference to Exhibit 99.h(2)e to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(f)	Amendment No. 5 to Master Services Agreement dated November 1, 2008 (incorporated by reference to Exhibit 99.h(2)f to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(g)	Amendment No. 6 to Master Services Agreement dated November 7, 2009 (incorporated by reference to Exhibit 99.h(1)g to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

8

(h)	Amendment No. 7 to Master Services Agreement dated May 11, 2011 (incorporated by reference to Exhibit 99.h(1)h to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(i)	Assignment and Assumption Agreement as referenced in 28d(2)e above.

(j)	Amendment No. 8 to the Master Services Agreement dated November 14, 2012 (incorporated by reference to Exhibit 99.h(1)j to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(i)	Opinion of Morgan, Lewis & Bockius, LLP is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP is filed herewith.

(k)	Not Applicable.

(l)	Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m)

(1)	Shareholder Services Plan (incorporated by reference to Exhibit 99.m(5) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on December 17, 2007 with Accession Number 0001193125-07-266584).

(a)	Amended and Restated Shareholder Services Plan Exhibit A dated December 31, 2011 (incorporated by reference to Exhibit 99.m(1)a to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236)

(b)	Amended and Restated Shareholder Services Plan Exhibit A dated August 1, 2012 (incorporated by reference to Exhibit 99.m(1)b to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(c)	Amended and Restated Shareholder Services Plan Exhibit A dated December 31, 2012 (incorporated by reference to Exhibit 99.m(1)c to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(2)	Shareholder Services Agreement between Manning & Napier Fund, Inc. and Manning & Napier Advisors, Inc. (incorporated by reference to Exhibit 99.m(6) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on December 17, 2007 with Accession Number 0001193125-07-266584).

(a)	Assignment and Assumption Agreement as referenced in 28d(2)e above.

(b)	Amended and Restated Shareholder Services Agreement Exhibit A dated December 31, 2011 (incorporated by reference to Exhibit 99.m(2)b to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236)

(c)	Amended and Restated Shareholder Services Agreement Exhibit A dated August 1, 2012 (incorporated by reference to Exhibit 99.m(2)c to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(d)	Amended and Restated Shareholder Services Agreement Exhibit A dated December 31, 2012 (incorporated by reference to Exhibit 99.m(2)d to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(3)	Amended and Restated Distribution and Shareholder Services Plan (incorporated by reference to Exhibit 99.m(7) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(a)	Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)a to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

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(b)	Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)b to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(c)	Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(n)

(1)	Amended and Restated Rule 18f-3 Plan (incorporated by reference to Exhibit 99.n(5) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(a)	Amended and Restated Rule 18f-3 Plan Schedule A (incorporated by reference to Exhibit 99.n(5)a to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(b)	Amended and Restated Rule 18f(3) Schedule A dated February 6, 2009 (incorporated by reference to Exhibit 99.n(5)b to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(c)	Amended and Restated Rule 18f(3) Schedule A dated August 12, 2009 (incorporated by reference to Exhibit 99.n(1)c to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(d)	Amended and Restated Rule 18f(3) Schedule A dated May 4, 2010 (incorporated by reference to Exhibit 99.n(1)d to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(e)	Amended and Restated Rule 18f(3) Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.n(1)e to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(f)	Amended and Restated Rule 18f(3) Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.n(1)f to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(g)	Amended and Restated Rule 18f(3) Schedule A dated February 29, 2012 (incorporated by reference to Exhibit 99.n(1)g to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(h)	Amended and Restated Rule 18f(3) Exhibit 3 and Exhibit 5 (incorporated by reference to Exhibit 99.n(1)h to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(i)	Amended and Restated Rule 18f(3) Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.n(1)i to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(j)	Amended and Restated Rule 18f(3) Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.n(1)j to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(k)	Amended and Restated Rule 18f(3) Schedule A dated September 24, 2012 (incorporated by reference to Exhibit 99.n(1)k to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(l)	Amended and Restated Rule 18f(3) Schedule A dated December 31, 2012 (incorporated by reference to Exhibit 99.n(1)l to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(o)	Not Applicable

(p)

(1)	Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 2010 (incorporated by reference to Exhibit 99. p(3) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(a)	Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 2010 (incorporated by reference to Exhibit 99. p(3)a to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

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(b)	Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 1, 2011 (incorporated by reference to Exhibit 99.p(1)b to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(c)	Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated April 10, 2012 (incorporated by reference to Exhibit 99.p(1)c to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(d)	Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2012 (incorporated by reference to Exhibit 99.p(1)d to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(e)	Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated October 1, 2012 (incorporated by reference to EX-99.p(1)e to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(q)	Powers of Attorney dated November 21, 2002 for Martin F. Birmingham, Harris H. Rusitzky, Peter L. Faber, Stephen B. Ashley (incorporated by reference to Exhibit 99.q to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)	Power of Attorney dated January 10, 2008 for Paul A. Brooke (incorporated by reference to Exhibit 99.q(1) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(2)	Power of Attorney dated August 22, 2012 for Chester N. Watson as (incorporated by reference to Exhibit EX-99.q(2) to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

Item 29.

Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 30.

Indemnification.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant’s Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy St. Paul Mercury Insurance Company, Federal Insurance Company and Arch Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

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Item 31.

Business and Other Connections of Investment Advisor.

Manning & Napier Advisors, LLC is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, High Yield Bond Series, Technology Series, International Series, Global Fixed Income Series, Life Sciences Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Series, Pro-Blend Maximum Term Series, Equity Series, Overseas Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Core Bond Series, Core Plus Bond Series, Target Income Series, Target 2010 Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series, Dividend Focus Series, Real Estate Series, Emerging Markets Series, Inflation Focus Equity Series, Non-U.S. Equity Select Series, Global Equity Select Series, U.S. Equity Select Series, Strategic Income Conservative Series, Strategic Income Moderate Series, U.S. Dividend Focus Series and International Dividend Focus Series. Manning & Napier Advisors, LLC was the investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on February 24, 2000, PureMark [R] Series prior to its liquidation on April 25, 2003, and to the Financial Services Series prior to its liquidation on May 1, 2013. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, LLC and its officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, LLC.

Item 32.

Principal Underwriters.

(a)	Not Applicable

(b)	Manning & Napier Investor Services, Inc. is the Distributor for the Registrant’s shares.

Name & Principal Business Address	Positions & Offices With Distributor	Positions & Offices With Registrant
B. Reuben Auspitz 290 Woodcliff Drive Fairport, NY 14450	President and Director	Director and President

Christopher Cummings 290 Woodcliff Drive Fairport, NY 14450	Director	N/A

Beth H. Galusha 290 Woodcliff Drive Fairport, NY 14450	Treasurer	N/A

Jodi Hedberg 290 Woodcliff Drive Fairport, NY 14450	Corporate Secretary	Corporate Secretary and Chief Compliance Officer

Samantha Larew 290 Woodcliff Drive Fairport, NY 14450	Assistant Secretary	N/A

George Nobilski 290 Woodcliff Drive Fairport, NY 14450	Director	N/A

Paul Smith 290 Woodcliff Drive Fairport, NY 14450	Director	N/A

Amy J. Williams 290 Woodcliff Drive Fairport, NY 14450	Insurance Division Compliance Officer and Chief Compliance Officer	N/A

(c)	The Distributor of the Registrant is an affiliate therefore this item is not applicable.

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Item 33.

Location of Accounts and Records.

With respect to the Registrant:

(1)	Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

With respect to the Registrant’s Investment Manager and Transfer Agent:

(2)	Manning & Napier Advisors, LLC

290 Woodcliff Drive

Fairport, NY 14450

With respect to the Registrant’s Sub-Transfer Agent:

(3)	BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

With respect to the Registrant’s Custodian:

(4)	The Bank of New York Mellon Corporation

135 Santilli Highway

Everett, MA 02149

Item 34.

Management Services.

Not Applicable.

Item 35.

Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 30th day of April 2013.

Manning & Napier Fund, Inc.
(Registrant)

By	/s/ B. Reuben Auspitz
B. Reuben Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ B. Reuben Auspitz B. Reuben Auspitz	President, Principal Executive Officer, Director	April 30, 2013

/s/ * Harris H. Rusitzky	Director	April 30, 2013

/s/ * Peter L. Faber	Director	April 30, 2013

/s/ * Stephen B. Ashley	Director	April 30, 2013

/s/ * Paul A. Brooke	Director	April 30, 2013

/s/ * Chester N. Watson	Director	April 30, 2013

/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	April 30, 2013

* By:	/s/ Christine Glavin
Christine Glavin

Pursuant to powers of attorney dated November 21, 2002, January 10, 2008 and August 22, 2012. See Item 28(q), Item 28(q)(1), and Item 28(q)(2)of this Registration Statement.

EXHIBIT INDEX

EX-99.i Opinion of Morgan, Lewis & Bockius LLP.

EX-99.j Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP.

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